UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-05518

                           The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

                                 Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                 Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end:  August 31

Date of reporting period:  February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ABBEY CAPITAL FUTURES STRATEGY FUND

of

THE RBB FUND, INC.

SEMI-ANNUAL REPORT

FEBRUARY 28, 2015

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ABBEY CAPITAL FUTURES STRATEGY FUND

SEMI-ANNUAL INVESTMENT ADVISER’S REPORT

(UNAUDITED)

Dear Shareholder,

The Abbey Capital Futures Strategy Fund (the “Fund”) Class I Shares returned +22.2% net of fees for the six month period ended February 28, 2015, outperforming the Barclay CTA Index and S&P Total Return Index, which returned +9.0% and +6.1%, respectively. The period was characterized by relatively strong, persistent trends in bond, currency and commodity markets, benefiting the Fund’s core allocation to trendfollowing systems, through its investment in the Abbey Capital Offshore Fund (the “Subsidiary”), a wholly owned subsidiary of the Fund. The Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets, as measured at the end of each quarter of its taxable year.

	Q3 2014	Q4 2014	SEPT. 1, 2014 TO FEB. 28, 2015	SINCE INCEPTION ON JULY 1, 2014
Class I	8.40%	9.45%	22.20%	26.60	%*
Class A	4.63%	9.36%	22.01%	22.01	%***
Class A (max Load)**	2.13%	3.09%	15.01%	15.01	%***
BofA Merrill Lynch 3-Month T-Bill Index	0.01%	0.00%	0.01%	0.02%
S&P 500 Total Return Index	1.13%	4.93%	6.12%	8.85%
Barclay CTA Index	3.84%	3.02%	9.00%	10.67%

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s gross annual operating expense ratio, as stated in the current prospectus, is 2.63% and 2.38%, and the Fund’s net operating expense ratio is 2.24% and 1.99% for Class A Shares and Class I Shares, respectively. Abbey Capital Limited has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.24% and 1.99% of the Fund’s average daily net assets attributable to Class A Shares and Class I Shares, respectively. This contractual limitation is in effect until June 30, 2016 and may not be terminated without the approval of the Board of Directors.

* The inception date of the Class I Shares was July 1, 2014.

** The Fund charges a 5.75% maximum sales charge on purchases (as a percentage of offering price) of Class A Shares. The returns shown reflect a deduction of the maximum front-end sales charge of 5.75%.

*** The inception date of the Class A Shares was August 29, 2014.

Market Commentary

Contrasting central bank policies proved to be the key driver of markets over the six months ended February 28, 2015, while rising global growth concerns at times weighed on investor sentiment and influenced markets too. A strengthening US economy evidenced by solid employment gains and improving housing and GDP data intensified investor speculation on the likely timing of a rate increase by the US Federal Reserve. In the eurozone, however, the European Central Bank (the “ECB”) confirmed it would adopt unconventional policy measures to counteract sluggish growth and falling inflation. This contrast in monetary policy prompted a widening in the yield spread between the two regions, accelerating the downtrend in EUR/USD that commenced in May 2014. In January 2015, the ECB’s decision to expand monetary stimulus to include the purchase of sovereign debt added further momentum to the trends in bond and currency markets, while in February, additional improvements in the US labour market and signs of rising inflation strengthened speculation of a June 2015 rate increase, providing a further boost for the dollar.

ABBEY CAPITAL FUTURES STRATEGY FUND

SEMI-ANNUAL INVESTMENT ADVISER’S REPORT (CONTINUED)

(UNAUDITED)

Global growth concerns were also a focus for investors, coming to the fore in October 2014, as the International Monetary Fund downgraded their 2014 and 2015 global growth forecasts and as US manufacturing and eurozone sentiment data disappointed. Also weighing on markets was an acceleration of the fall in crude oil prices due to the outcome of the OPEC meeting in November 2014, at which member countries voted to maintain output levels. The fall in commodity prices also provided evidence of weak demand and contributed to global deflationary pressures. Continuing from late 2014 into 2015, political developments in Greece contributed to rising investor risk aversion as the far-left Syriza party came to power, spurring protracted debt negotiations with eurozone lenders. A general improvement in US and eurozone economic data, however, allowed for a pick-up in investor sentiment during February as fading global growth and deflation concerns gave way to a renewed focus on the contrast in monetary policy among major central banks.

Performance Attribution

Returns for the Subsidiary over the period were driven by gains in major currency, bond and energy markets, with the Subsidiary’s Diversified Trendfollowing (“Trendfollowing”) trading advisers, capturing strong trends in these sectors. Within currencies, the Subsidiary benefited from generally long USD exposure, particularly against the EUR but also against the JPY, CAD and GBP. The decision by the Swiss National Bank to remove its exchange-rate cap against the EUR created considerable volatility in currency markets, with losses from a long USD/CHF exposure mostly offset from short EUR/CHF positions. Bond markets provided further positive attribution, with Trendfollowing and Value trading advisers’ positions profiting from mostly long exposures to Canadian, UK, and Japanese government debt. Elsewhere, gains in energy were derived from short positions across the sector, most notably in crude oil contracts. Smaller gains were made in equity markets, with gains for Value and Global Macro trading advisers’ positions primarily in Canadian, Japanese and German indices, outweighing Trendfollowing losses, incurred mainly due to long exposure to the S&P 500 and FTSE 100 indices. By sector, small losses were sustained by the Fund in soft commodities and grains, with the former due to short soybean positions and the latter due to short corn exposure. Elsewhere, short USD exposure to the TRY, ZAR and BRL drove small losses within emerging-market currencies.

Portfolio Allocations*

MANAGER	PROGRAM	TRADING STYLE***	ALLOCATION DATE	AUGUST 31, 2014 % PORTFOLIO RISK*	FEBRUARY 28, 2015 % PORTFOLIO RISK*

Cantab Capital Partners, LLP	CCP Core Macro Fund	Diversified Trendfollowing	July 02, 2014	13.31%	15.32%

Altis Partners (Jersey) Limited	Altis Emerald	Diversified Trendfollowing	July 10, 2014	13.00%	13.89%

P/E Global, LLC	P/E Emerald	Global Macro	July 14, 2014	12.54%	13.92%

ABBEY CAPITAL FUTURES STRATEGY FUND

SEMI-ANNUAL INVESTMENT ADVISER’S REPORT (CONCLUDED)

(UNAUDITED)

MANAGER	PROGRAM	TRADING STYLE***	ALLOCATION DATE	AUGUST 31, 2014 % PORTFOLIO RISK*	FEBRUARY 28, 2015 % PORTFOLIO RISK*

Harmonic Capital Partners LLP	Harmonic Emerald	Value	July 17, 2014	12.34%	11.39%

Revolution Capital Management, LLC	Revolution Emerald	Diversified Trendfollowing	July 02, 2014**	12.32%	4.56%

Eclipse Capital Management, Inc.	Eclipse Emerald	Diversified Trendfollowing	July 14, 2014	12.26%	15.79%

Graham Capital Management L.P.	Tactical Trend	Diversified Trendfollowing	July 02, 2014	12.13%	16.47%

Trigon Investment Advisors, LLC	Trigon Emerald	Global Macro	July 02, 2014	12.11%	8.65%

*Trading Adviser allocations as a percentage of Subsidiary portfolio risk. Portfolio risk exposures are calculated by adjusting notional trading adviser allocations by their target allocated volatility.

**Revolution Capital Management, LLC was terminated as a trading adviser to the Subsidiary as of September 04, 2014 and was reappointed as a trading adviser to the Subsidiary as of October 21, 2014.

*** Managers have been classified in accordance with the Trading Style that best describes each of their primary trading strategies as determined by the Investment Adviser.

Key to Currency Abbreviations

EUR	Euro
USD	US Dollar
JPY	Japanese Yen
CAD	Canadian Dollar
GBP	British Pound
CHF	Swiss Franc
TRY	Turkish Lira
ZAR	South African Rand
BRL	Brazilian Real

ABBEY CAPITAL FUTURES STRATEGY FUND

PERFORMANCE DATA

(UNAUDITED)

TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2015†

	Six Months	Since Inception††
Abbey Capital Futures Strategy Fund, A Shares (without sales charge)	22.01%	22.01%
Abbey Capital Futures Strategy Fund, A Shares (with sales charge)	15.01%	15.01%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.01%	0.01%	*
S&P 500 Total Return Index	6.12%	6.12%	*
Barclay CTA Index	9.00%	9.00%	*

Abbey Capital Futures Strategy Fund, I Shares	22.20%	26.60%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.01%	0.02%	**
S&P 500 Total Return Index	6.12%	8.85%	**
Barclay CTA Index	9.00%	10.67%	**

†	Not annualized.

††	Inception date of Class A Shares and Class I Shares of the Fund was August 29, 2014 and July 1, 2014, respectively.

*	Benchmark performance is from the inception date of Class A Shares only and is not the inception date of the benchmark itself.

**	Benchmark performance is from the inception date of Class I Shares only and is not the inception date of the benchmark itself.

An investment in the Abbey Capital Futures Strategy Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of their investment. The Fund invests in long and short positions in futures, forwards, spot contracts, swaps, and options, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should read carefully before investing.

The Fund charges a 5.75% maximum sales charge on purchases (as a percentage of offering price) of Class A Shares. The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s gross annual operating expense ratio, as stated in the current prospectus, is 2.63% and 2.38%, and the Fund’s net operating expense ratio is 2.24% and 1.99% for Class A Shares and Class I Shares, respectively. Abbey Capital Limited has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.24% and 1.99% of the Fund’s average daily net assets attributable to Class A Shares and Class I Shares, respectively. This contractual limitation is in effect until June 30, 2016 and may not be terminated without the approval of the Board of Directors.

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date.

The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors.

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Portfolio composition is subject to change.

ABBEY CAPITAL FUTURES STRATEGY FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six month period from September 1, 2014 through February 28, 2015, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	CLASS A SHARES
	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID
	SEPTEMBER 1, 2014	FEBRUARY 28, 2015	DURING PERIOD
Actual*	$1,000.00	$1,220.10	$12.41
Hypothetical**
(5% return before expenses)	1,000.00	1,013.49	11.38

	CLASS I SHARES
	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID
	SEPTEMBER 1, 2014	FEBRUARY 28, 2015	DURING PERIOD
Actual***	$1,000.00	$1,222.00	$11.18
Hypothetical
(5% return before expenses)	1,000.00	1,014.73	10.14

*

Expenses equal to an annualized expense ratio for the period September 1, 2014 to February 28, 2015 of 2.28% for the Class A Shares of the Fund, which includes waived fees or reimbursed expenses (including dividend and interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent period (179) then divided by 365 days. The annualized amount of interest expense was 0.04% for the period September 1, 2014 to February 28, 2015. Without this expense, the annualized expense ratio would have been 2.24%. The Fund’s ending account value on the first line in the table is based on the actual six month return for the Class A Shares of the Fund of 22.01%.

ABBEY CAPITAL FUTURES STRATEGY FUND

FUND EXPENSE EXAMPLES (CONCLUDED)

(UNAUDITED)

**

Hypothetical expenses are as if the Class A Shares had been in existence from September 1, 2014, and are equal to the Class A Shares annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by 365 to reflect the period.

***

Expenses equal to an annualized expense ratio for the period September 1, 2014 to February 28, 2015 of 2.03% for the Class I Shares of the Fund, which includes waived fees or reimbursed expenses (including dividend and interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) then divided by 365 days to reflect the one half-year period. The annualized amount of interest expense was 0.04% for the period September 1, 2014 to February 28, 2015. Without this expense, the annualized expense ratio would have been 1.99%. The Fund’s ending account value on the first line in the table is based on the actual six month return for the Class I Shares of the Fund of 22.20%.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 28, 2015

(UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund.

	% OF NET
SECURITY TYPE/SECTOR CLASSIFICATION	ASSETS	VALUE

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	64.6%	$48,433,688
PURCHASED OPTIONS	0.6	438,968
OTHER ASSETS IN EXCESS OF LIABILITIES	34.8	26,041,279

NET ASSETS	100.0%	$74,913,935

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 2015

(UNAUDITED)

		MATURITY	PAR
	COUPON*	DATE	(000’S)	VALUE
SHORT-TERM INVESTMENTS — 64.6%
U.S. TREASURY OBLIGATIONS—64.6%
U.S. Treasury Bills	0.018%	03/12/15	$4,300	$4,299,974
U.S. Treasury Bills	0.033%	04/09/15	4,300	4,299,923
U.S. Treasury Bills	0.051%	05/07/15	4,300	4,299,824
U.S. Treasury Bills	0.071%	06/04/15	7,240	7,239,428
U.S. Treasury Bills	0.051%	06/25/15	2,300	2,299,724
U.S. Treasury Bills	0.066%	07/02/15	2,800	2,799,644
U.S. Treasury Bills	0.061%	07/09/15	7,000	6,998,999
U.S. Treasury Bills	0.063%	07/23/15	5,000	4,998,955
U.S. Treasury Bills	0.030%	07/30/15	3,100	3,099,516
U.S. Treasury Bills	0.051%	08/06/15	4,300	4,298,921
U.S. Treasury Bills	0.063%	08/20/15	3,800	3,798,780

				48,433,688

TOTAL SHORT-TERM INVESTMENTS (Cost $ 48,431,847)				48,433,688

TOTAL PURCHASED OPTIONS — 0.6% (Cost $ 460,084)				438,968

TOTAL INVESTMENTS — 65.2% (Cost $ 48,891,931)				48,872,656

OTHER ASSETS IN EXCESS OF LIABILITIES — 34.8%				26,041,279

NET ASSETS — 100.0%				$74,913,935

*Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015

(UNAUDITED)

FUTURES CONTRACTS

				UNREALZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	03/10/15	35	$4,321,638	$5,927
10-Year Mini Japanese Government Bond Futures	06/10/15	1	123,503	(75)
3-Month Euro Euribor	06/15/15	5	1,396,399	2,336
3-Month Euro Euribor	09/14/15	6	1,675,978	2,588
3-Month Euro Euribor	12/14/15	79	22,092,276	8,840
3-Month Euro Euribor	03/14/16	15	4,192,372	4,043
3-Month Euro Euribor	06/13/16	54	15,091,454	14,883
3-Month Euro Euribor	09/19/16	29	8,107,431	4,420
3-Month Euro Euribor	12/19/16	15	4,193,253	1,483
3-Month Euro Euribor	03/13/17	7	1,956,215	839
3-Month Euro Euribor	06/19/17	2	558,627	336
3-Month Euro Euribor	09/18/17	2	558,277	462
3-Month Euro Euribor	12/18/17	1	279,118	126
90-DAY Bank Bill	06/11/15	21	16,319,911	7,015
90-DAY Bank Bill	09/10/15	22	17,099,194	9,401
90-DAY Bank Bill	12/10/15	25	19,431,860	10,203
90-DAY Bank Bill	03/10/16	6	4,664,950	916
90-DAY Eurodollar Futures	06/15/15	9	2,239,563	2,000
90-DAY Eurodollar Futures	09/14/15	9	2,237,738	(225)
90-DAY Eurodollar Futures	12/14/15	132	32,740,705	5,195
90-DAY Eurodollar Futures	03/14/16	9	2,227,850	(125)
90-DAY Eurodollar Futures	06/13/16	54	13,347,763	(11,113)
90-DAY Eurodollar Futures	09/19/16	10	2,464,313	188
90-DAY Eurodollar Futures	03/13/17	2	490,125	1,025
90-DAY Eurodollar Futures	06/19/17	1	244,750	475
90-DAY Eurodollar Futures	09/18/17	1	244,013	925
90-DAY Eurodollar Futures	12/18/17	1	244,163	513
90-Day Eurodollar Futures	03/19/18	1	244,850	(375)
90-Day Eurodollar Futures	06/18/18	1	244,063	225
90-DAY Sterling Futures	06/17/15	7	1,339,138	3,628
90-DAY Sterling Futures	09/16/15	13	2,487,398	4,303
90-DAY Sterling Futures	12/16/15	75	14,360,111	(3,725)
90-DAY Sterling Futures	03/16/16	22	4,203,410	1,428
90-DAY Sterling Futures	06/15/16	70	13,368,031	(9,263)
90-DAY Sterling Futures	09/21/16	18	3,432,294	(2,393)
90-DAY Sterling Futures	12/21/16	16	3,050,036	(5,249)
90-DAY Sterling Futures	03/15/17	3	570,705	(444)
90-DAY Sterling Futures	06/21/17	2	379,749	39
90-DAY Sterling Futures	09/20/17	2	380,193	(791)
90-DAY Sterling Futures	12/20/17	1	190,203	(675)
Amsterdam Index Futures	03/20/15	5	522,007	19,386
Australian 10-Year Bond Futures	03/16/15	36	3,656,642	46,137
Australian 3-Year Bond Futures	03/16/15	8	695,623	6,427
Bank Acceptance Futures	03/16/15	1	198,094	(20)
Bank Acceptance Futures	06/15/15	14	2,778,018	(2,320)
Bank Acceptance Futures	09/14/15	17	3,374,660	(2,810)
Bank Acceptance Futures	12/14/15	24	4,764,589	(3,610)
Bank Acceptance Futures	03/14/16	3	595,332	(300)
Bank Acceptance Futures	06/13/16	1	198,224	40
CAC 40 10 Euro Futures	03/20/15	50	2,688,145	82,328
Canadian 10-Year Bond Futures	06/30/15	93	10,594,192	91,769
Canola Futures (Winnipeg Commodity Exchange)	05/14/15	15	110,366	2,257
Canola Futures (Winnipeg Commodity Exchange)	07/14/15	18	131,791	3,126
Canola Futures (Winnipeg Commodity Exchange)	11/13/15	14	100,626	2,093
Cocoa Futures	03/16/15	1	31,124	293
Cocoa Futures	05/13/15	4	119,440	1,200
Cocoa Futures	07/16/15	1	29,740	240

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015

(UNAUDITED)

				UNREALZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
Cocoa Futures (Intercontinental Exchange)	09/15/15	1	$30,491	$293
Cocoa Futures (London International Financials Futures Exchange)	05/13/15	17	515,122	16,612
Cocoa Futures (London International Financials Futures Exchange)	07/16/15	11	337,425	4,091
Cotton No. 2 Futures	05/20/15	4	131,025	(1,165)
Cotton No.2 Futures	07/09/15	3	97,915	(85)
DAX Index Futures	03/20/15	10	2,957,199	227,739
Dow Jones Industrial Average E-Mini Chicago Board of Trade	03/20/15	23	2,033,210	51,395
EUR/CHF 3-Month Futures	12/14/15	9	2,375,833	4,799
EUR/CHF 3-Month Futures (Intercontinental Exchange)	03/14/16	3	793,229	—
EUR/CHF 3-Month Futures (London International Financials Futures Exchange)	06/15/15	4	1,057,822	551
EUR/CHF 3-Month Futures (London International Financials Futures Exchange)	09/14/15	9	2,380,474	865
Euro BUXL 30-Year Bond Futures	03/06/15	1	184,754	1,791
Euro BUXL 30-Year Bond Futures	06/08/15	1	184,262	962
Euro STOXX 50	03/20/15	41	1,544,639	102,482
Euro-Bobl Futures	03/06/15	88	12,843,334	74,730
Euro-Bobl Futures	06/08/15	55	7,962,803	(1,030)
Euro-Bund Futures	06/08/15	24	4,220,978	2,563
Euro-Schatz Futures	03/06/15	43	5,351,699	4,655
Euro-Schatz Futures	06/08/15	7	871,081	(17)
FTSE 100 Index Futures	03/20/15	12	1,251,447	30,568
FTSE 250 Y2	03/20/15	5	250,073	15,778
FTSE/JSE Top 40	03/19/15	6	237,185	5,073
FTSE/MIB Index Futures	03/20/15	2	233,041	16,998
GBP/AUD Futures	03/16/15	3	579,127	464
GBP/CAD Futures	03/16/15	2	378,170	8,289
GBP/JPY Futures	03/16/15	2	382,842	3,302
GBP/NZD Futures	03/16/15	1	195,331	(2,099)
Hang Seng Index Futures	03/30/15	14	2,233,135	4,648
H-Shares Index Futures	03/30/15	3	233,664	3,198
IBEX 35 Index Futures	03/20/15	3	362,509	11,979
JPY 10-Year Bond (Osaka Securities Exchange)	03/11/15	4	4,915,611	29,843
Long Gilt Futures	06/30/15	36	6,594,646	(4,678)
Mill Wheat Euro	05/11/15	1	11,148	(643)
Mini HSI Index Futures	03/30/15	8	255,610	137
MSCI Singapore Exchange ETS	03/30/15	7	396,096	(3,683)
MSCI Taiwan Index	03/30/15	7	251,240	(570)
Nasdaq 100 E-Mini	03/20/15	45	3,888,985	109,265
Nikkei 225 (Chicago Mercantile Exchange)	03/12/15	2	176,275	12,525
Nikkei 225 (Singapore Exchange)	03/12/15	30	2,227,482	131,766
Nikkei 225 Mini	03/12/15	32	473,277	30,163
Rapeseed Euro	04/30/15	6	120,297	3,329
Russell 2000 Mini	03/20/15	9	1,089,205	19,235
S&P 500 E-Mini Futures	03/20/15	24	2,520,542	2,818
S&P Mid 400 E-Mini	03/20/15	4	573,230	28,610
S&P/TSX 60 IX Futures	03/19/15	11	1,526,294	38,397
SGX CNX Nifty	03/26/15	18	322,016	(1,832)
Soybean Meal Futures	05/14/15	8	271,240	2,680
Soybean Meal Futures	07/14/15	3	101,550	150
SPI 200 Futures	03/19/15	5	552,686	24,966
Topix Index Futures	03/12/15	10	1,191,231	84,004
U.S. Long Bond (Chicago Board of Trade)	06/19/15	11	1,768,906	11,375
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	06/30/15	12	2,620,391	2,547
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	06/30/15	49	5,834,328	10,453

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015

(UNAUDITED)

				UNREALZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
USD/NOK Futures	03/16/15	1	$100,169	$(165)
USD/SEK Futures	03/16/15	1	96,473	3,566

			$343,470,980	$1,429,232

				UNREALZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
90-DAY Eurodollar Futures	12/19/16	87	$(21,386,080)	$(12,657)
AUD/JPY X-Rate	03/16/15	1	(154,115)	(2,073)
AUD/NZD X-Rate	03/16/15	3	(475,217)	6,309
AUD/USD Currency Futures	03/16/15	43	(3,384,940)	29,220
Brent Crude Futures	03/16/15	3	(167,730)	(20,010)
CAD Currency Futures	03/17/15	30	(2,401,560)	5,160
CAD/JPY X-Rate	03/16/15	1	(157,409)	(2,458)
CHF Currency Futures	03/16/15	1	(131,500)	512
Coffee ’C’ Future	05/29/15	10	(583,088)	56,213
Coffee ’C’ Future	07/21/15	1	(63,994)	10,181
Copper Futures	05/27/15	10	(644,552)	(28,323)
Copper Futures	07/29/15	1	(64,825)	(2,363)
Corn Futures	05/14/15	23	(446,950)	(5,288)
Corn Futures	07/14/15	3	(59,225)	(963)
Corn Futures	09/14/15	2	(40,412)	(412)
Corn Futures	12/14/15	2	(41,013)	(738)
Dollar Index	03/16/15	4	(403,593)	22,309
E-Mini Crude Oil	03/19/15	1	(28,400)	3,520
E-Mini Crude Oil	04/20/15	1	(23,700)	(2,370)
E-Mini Crude Oil	05/18/15	1	(27,175)	255
E-Mini Natural Gas	03/26/15	3	(24,288)	3,783
E-Mini Natural Gas	04/27/15	4	(29,063)	1,353
E-Mini Natural Gas	05/26/15	5	(34,838)	(313)
EUR/AUD Futures	03/16/15	1	(139,241)	(874)
EUR/CAD Futures	03/16/15	1	(140,989)	850
EUR/CHF Futures	03/16/15	1	(129,071)	(11,001)
EUR/GBP Futures	03/16/15	4	(585,333)	25,493
EUR/JPY Futures	03/16/15	9	(1,268,140)	7,858
EUR/JPY Futures	03/16/15	1	(139,864)	(167)
Euro E-Mini Futures	03/16/15	4	(284,525)	4,650
Euro Foreign Exchange Currency Futures	03/16/15	152	(22,299,451)	1,028,951
Euro-Bund Future	03/10/15	24	(4,311,553)	28,927
Gas Oil Futures (Intercontinental Exchange)	04/10/15	4	(224,275)	(8,025)
Gasoline RBOB Futures	03/31/15	5	(388,815)	(26,544)
GBP Currency Futures	03/16/15	3	(280,131)	(9,294)
GBP/CHF Futures	03/16/15	1	(172,484)	(20,651)
Gold 100 Oz Futures	04/28/15	17	(2,075,320)	13,050
Gold 100 Oz Futures	06/26/15	1	(120,980)	(420)
JPY Currency Futures	03/16/15	36	(3,783,832)	24,533
JPY E-Mini Futures	03/16/15	9	(474,331)	4,419
KC HRW Wheat Futures	05/14/15	6	(164,513)	2,663
KC HRW Wheat Futures	07/14/15	10	(280,500)	7,500
Lean Hogs Futures	04/15/15	7	(219,020)	30,090
Lean Hogs Futures	06/12/15	3	(102,900)	3,450
Lean Hogs Futures	07/15/15	1	(33,040)	(230)
Live Cattle Futures	04/30/15	1	(60,500)	(180)
Live Cattle Futures	06/30/15	1	(57,430)	(110)
Live Cattle Futures	08/31/15	3	(170,950)	490
London Mercantile Exchange Aluminum Forward	03/18/15	12	(488,876)	(53,899)
London Mercantile Exchange Aluminum Forward	04/15/15	5	(222,897)	(3,603)
London Mercantile Exchange Aluminum Forward	05/20/15	4	(179,775)	(1,625)

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015

(UNAUDITED)

				UNREALZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
London Mercantile Exchange Aluminum Forward	06/17/15	17	$(769,889)	$(3,080)
London Mercantile Exchange Copper Forward	03/18/15	2	(473,176)	177,276
London Mercantile Exchange Copper Forward	04/15/15	2	(273,277)	(22,198)
London Mercantile Exchange Copper Forward	05/20/15	1	(137,869)	(9,644)
London Mercantile Exchange Copper Forward	06/17/15	4	(563,250)	(26,100)
London Mercantile Exchange Lead Forward	03/18/15	2	(98,243)	12,218
London Mercantile Exchange Lead Forward	04/15/15	5	(228,812)	13,312
London Mercantile Exchange Lead Forward	05/20/15	4	(183,056)	10,356
London Mercantile Exchange Lead Forward	06/17/15	3	(132,475)	2,875
London Mercantile Exchange Nickel Forward	03/18/15	1	(86,796)	2,505
London Mercantile Exchange Nickel Forward	04/15/15	3	(265,802)	12,596
London Mercantile Exchange Nickel Forward	05/20/15	1	(88,770)	4,230
London Mercantile Exchange Nickel Forward	06/17/15	1	(85,578)	918
London Mercantile Exchange Tin Forward Spot	04/15/15	2	(184,525)	5,125
London Mercantile Exchange Tin Forward Spot	05/20/15	2	(185,580)	6,080
London Mercantile Exchange Tin Forward Spot	06/17/15	2	(179,945)	365
London Mercantile Exchange Zinc Forward ($)	03/18/15	2	(94,501)	(8,086)
London Mercantile Exchange Zinc Forward ($)	04/15/15	4	(210,850)	5,100
London Mercantile Exchange Zinc Forward ($)	05/20/15	3	(158,106)	3,381
London Mercantile Exchange Zinc Forward ($)	06/17/15	10	(518,300)	1,550
MXN Futures	03/16/15	11	(372,010)	4,060
Natural Gas Futures	03/27/15	19	(532,740)	13,280
Natural Gas Futures	04/28/15	1	(35,900)	8,190
Natural Gas Futures	05/27/15	1	(35,080)	6,960
Natural Gas Futures	06/26/15	1	(30,180)	1,540
Natural Gas Futures	07/29/15	1	(30,740)	1,940
Natural Gas Futures	08/27/15	1	(30,080)	1,380
Natural Gas Futures	09/28/15	2	(71,040)	13,080
Natural Gas Futures	10/28/15	1	(31,480)	1,510
Natural Gas Futures	11/25/15	1	(31,180)	(390)
New York Harbor Ultra-Low Sulfur Diesel Futures	03/31/15	4	(306,016)	(25,565)
Nikkei 225 (Osaka Securities Exchange)	03/12/15	1	(146,290)	(11,034)
NZD Futures	03/16/15	4	(303,290)	1,170
Palladium Futures	06/26/15	1	(78,040)	(3,910)
Platinum Futures	04/28/15	4	(242,075)	4,955
Red Wheat Futures (Minneapolis Grain Exchange)	05/14/15	1	(28,275)	(50)
Red Wheat Futures (Minneapolis Grain Exchange)	07/14/15	1	(28,050)	(575)
Robusta Coffee Futures	05/29/15	6	(116,480)	2,060
Robusta Coffee Futures	07/31/15	4	(78,010)	850
Silver Futures	05/27/15	9	(736,030)	(9,080)
Soybean Futures	05/14/15	8	(396,450)	(16,250)
Soybean Futures	07/14/15	3	(147,562)	(7,650)
Soybean Oil Futures	05/14/15	13	(247,656)	(9,354)
Soybean Oil Futures	07/14/15	6	(116,262)	(2,934)
Sugar No. 11 (World)	04/30/15	28	(466,413)	34,586
Sugar No. 11 (World)	06/30/15	11	(188,272)	15,176
Sugar No. 11 (World)	09/30/15	10	(170,117)	5,253
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	06/19/15	11	(1,442,594)	36,828
Wheat Futures (Chicago Board of Trade)	05/14/15	11	(285,937)	3,787
Wheat Futures (Chicago Board of Trade)	07/14/15	13	(342,137)	6,250
Wheat Futures (Chicago Board of Trade)	09/14/15	2	(52,112)	(387)
White Sugar Futures (London International Financials Futures Exchange)	04/15/15	6	(115,945)	4,405
White Sugar Futures (London International Financials Futures Exchange)	07/16/15	1	(19,315)	515
WTI Crude Futures	03/20/15	5	(256,190)	7,390

			$(82,001,151)	$1,383,913

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015

(UNAUDITED)

				UNREALZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
Total Futures Contracts			$$261,469,829	$$2,813,145

Forward foreign currency contracts outstanding as of February 28, 2015 were as follows:

						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)

AUD	79,367	USD	62,141	03/02/15	BOA	$(123)
AUD	63,579	USD	49,658	03/03/15	BOA	23
AUD	1,700,000	USD	1,327,097	03/16/15	BOA	143
AUD	3,698,584	USD	2,989,936	03/18/15	BOA	(102,727)
AUD	1,695,000	USD	1,327,552	03/20/15	BOA	(4,567)
AUD	548,000	USD	429,585	03/27/15	BOA	(2,058)
BRL	1,442,492	USD	533,892	03/18/15	BOA	(28,353)
CAD	14,234	USD	11,384	03/02/15	BOA	2
CAD	749,480	USD	600,000	03/16/15	BOA	(582)
CAD	877,166	USD	721,621	03/18/15	BOA	(20,104)
CAD	3,066,000	USD	2,454,735	03/20/15	BOA	(2,764)
CHF	1,029,000	USD	1,103,533	03/20/15	BOA	(23,339)
CLP	15,488,214	USD	24,882	03/18/15	BOA	185
CZK	2,633,137	USD	110,837	03/18/15	BOA	(3,804)
EUR	74,236	USD	83,306	03/02/15	BOA	(233)
EUR	104,847	USD	117,647	03/03/15	BOA	(318)
EUR	500,000	USD	564,256	03/16/15	BOA	(4,636)
EUR	1,824,124	USD	2,162,530	03/18/15	BOA	(120,844)
EUR	1,692,000	USD	1,917,429	03/20/15	BOA	(23,574)
GBP	20,494	USD	31,785	03/02/15	BOA	(146)
GBP	29,174	USD	45,090	03/03/15	BOA	(50)
GBP	2,750,000	USD	4,199,790	03/16/15	BOA	45,381
GBP	759,418	USD	1,162,575	03/18/15	BOA	9,719
GBP	868,000	USD	1,331,796	03/20/15	BOA	8,093
HUF	33,729,275	USD	124,895	03/18/15	BOA	(340)
INR	34,897,917	USD	556,905	03/18/15	BOA	5,610
JPY	22,830,997	EUR	171,000	03/27/15	BOA	(495)
JPY	5,862,084	USD	49,133	03/02/15	BOA	(129)
JPY	6,658,335	USD	55,684	03/03/15	BOA	(24)
JPY	148,609,311	USD	1,250,000	03/16/15	BOA	(7,466)
JPY	143,448,486	USD	1,211,842	03/18/15	BOA	(12,423)
JPY	89,635,000	USD	755,862	03/20/15	BOA	(6,373)
KRW	341,971,228	USD	313,557	03/18/15	BOA	(2,185)
MXN	7,518,075	USD	509,710	03/18/15	BOA	(6,667)
MXN	1,332,000	USD	90,162	03/20/15	BOA	(1,051)
MYR	205,694	USD	57,201	03/18/15	BOA	(204)
NOK	304,637	USD	40,296	03/02/15	BOA	(558)
NOK	128,373	USD	16,805	03/03/15	BOA	(59)
NOK	7,604,975	USD	1,000,000	03/16/15	BOA	(8,362)
NOK	6,578,187	USD	878,005	03/18/15	BOA	(20,305)
NZD	72,340	USD	54,746	03/02/15	BOA	(28)
NZD	155,382	USD	117,382	03/03/15	BOA	149

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015

(UNAUDITED)

						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)

NZD	4,400,000	USD	3,306,277	03/16/15	BOA	$17,060
NZD	6,796,207	USD	5,151,712	03/18/15	BOA	(19,658)
NZD	1,007,000	USD	745,230	03/20/15	BOA	15,021
NZD	147,000	USD	111,111	03/27/15	BOA	(217)
PLN	1,729,190	USD	480,006	03/18/15	BOA	(13,814)
RUB	2,862,936	USD	47,048	03/18/15	BOA	(938)
SEK	124,392	USD	14,959	03/02/15	BOA	(38)
SEK	94,270	USD	11,293	03/03/15	BOA	15
SEK	5,585,550	USD	690,915	03/18/15	BOA	(20,829)
SGD	470,779	USD	350,537	03/18/15	BOA	(5,247)
SGD	1,183,000	USD	871,911	03/27/15	BOA	(4,468)
TRY	4,254,058	USD	1,796,191	03/18/15	BOA	(107,431)
TWD	8,272,397	USD	261,875	03/18/15	BOA	1,541
USD	62,479	AUD	79,367	03/02/15	BOA	461
USD	49,722	AUD	63,579	03/03/15	BOA	41
USD	907,665	AUD	1,161,000	03/06/15	BOA	637
USD	1,706,775	AUD	2,200,000	03/16/15	BOA	(10,829)
USD	1,904,409	AUD	2,396,101	03/18/15	BOA	33,951
USD	2,484,094	AUD	3,075,000	03/20/15	BOA	83,989
USD	215,176	AUD	278,000	03/27/15	BOA	(1,708)
USD	383,216	BRL	1,058,147	03/18/15	BOA	12,376
USD	11,402	CAD	14,234	03/02/15	BOA	15
USD	580,000	CAD	726,677	03/13/15	BOA	(1,207)
USD	4,250,000	CAD	5,309,918	03/16/15	BOA	3,244
USD	1,161,116	CAD	1,388,579	03/18/15	BOA	50,595
USD	2,500,521	CAD	2,984,000	03/20/15	BOA	114,129
USD	2,071,449	CHF	1,970,000	03/20/15	BOA	3,441
USD	18,106	CLP	11,272,494	03/18/15	BOA	(137)
USD	267,020	CZK	6,174,747	03/18/15	BOA	16,027
USD	84,221	EUR	74,236	03/02/15	BOA	1,148
USD	117,541	EUR	104,847	03/03/15	BOA	212
USD	1,409,607	EUR	1,250,000	03/16/15	BOA	10,558
USD	4,786,108	EUR	4,028,189	03/18/15	BOA	277,479
USD	1,838,936	EUR	1,562,000	03/20/15	BOA	90,591
USD	616,047	EUR	544,000	03/27/15	BOA	7,091
USD	31,601	GBP	20,494	03/02/15	BOA	(39)
USD	44,980	GBP	29,174	03/03/15	BOA	(60)
USD	615,083	GBP	400,000	03/16/15	BOA	(2,397)
USD	1,216,862	GBP	790,335	03/18/15	BOA	(3,157)
USD	2,568,047	GBP	1,665,000	03/20/15	BOA	(2,131)
USD	121,820	HUF	31,695,303	03/18/15	BOA	4,775
USD	245,719	INR	15,562,037	03/18/15	BOA	(5,124)
USD	49,329	JPY	5,862,084	03/02/15	BOA	325
USD	55,783	JPY	6,658,335	03/03/15	BOA	123
USD	580,000	JPY	69,263,426	03/13/15	BOA	909
USD	300,000	JPY	35,669,602	03/16/15	BOA	1,764
USD	2,710,724	JPY	323,101,426	03/18/15	BOA	9,168
USD	2,166,600	JPY	257,647,000	03/20/15	BOA	12,266
USD	750,762	JPY	89,652,000	03/27/15	BOA	1,052

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015

(UNAUDITED)

						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)

USD	331,922	KRW	365,917,569	03/18/15	BOA	$(1,253)
USD	431,831	MXN	6,405,720	03/18/15	BOA	3,217
USD	844,011	MXN	12,413,000	03/20/15	BOA	13,575
USD	37,022	MYR	132,959	03/18/15	BOA	180
USD	39,845	NOK	304,637	03/02/15	BOA	106
USD	16,814	NOK	128,373	03/03/15	BOA	68
USD	600,000	NOK	4,569,262	03/16/15	BOA	4,199
USD	386,957	NOK	2,917,689	03/18/15	BOA	6,533
USD	54,819	NZD	72,340	03/02/15	BOA	101
USD	117,494	NZD	155,382	03/03/15	BOA	(38)
USD	73,774	NZD	100,000	03/16/15	BOA	(1,756)
USD	2,369,389	NZD	3,147,772	03/18/15	BOA	(7,604)
USD	1,390,970	NZD	1,838,000	03/20/15	BOA	3,342
USD	109,394	NZD	147,000	03/27/15	BOA	(1,499)
USD	398,748	PLN	1,410,612	03/18/15	BOA	18,445
USD	45,542	RUB	2,862,936	03/18/15	BOA	(569)
USD	14,929	SEK	124,392	03/02/15	BOA	9
USD	11,228	SEK	94,270	03/03/15	BOA	(80)
USD	1,450,000	SEK	12,128,497	03/16/15	BOA	(4,995)
USD	1,715,418	SEK	13,658,113	03/18/15	BOA	76,884
USD	284,323	SGD	378,504	03/18/15	BOA	6,712
USD	869,091	SGD	1,183,000	03/27/15	BOA	1,648
USD	1,228,950	TRY	2,947,078	03/18/15	BOA	59,030
USD	183,379	TWD	5,764,589	03/18/15	BOA	(182)
USD	721,105	ZAR	8,451,503	03/18/15	BOA	(1,287)
ZAR	15,888,652	USD	1,377,647	03/18/15	BOA	(19,565)

Total Forward Foreign Currency Contracts						$390,210

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015

(UNAUDITED)

	NUMBER OF CONTRACTS	VALUE
PURCHASED OPTIONS — 0.6%
CALL OPTIONS PURCHASED — 0.3%
Nikkei 225 Symbiotic Microfinance Index Expires 09/11/15 Strike Price 18,000	34	$214,587

TOTAL CALL OPTIONS PURCHASED (Cost $ 121,109)		214,587

PUT OPTIONS PURCHASED — 0.3%
90-Day Eurodollar Futures Expires 06/15/15 Strike Price 99.50	424	15,900
90-Day Eurodollar Futures Expires 03/16/15 Strike Price 99.63	127	794
AUD USD Currency Futures Expires 04/02/15 Strike Price 75	23	6,900
AUD USD Currency Futures Expires 03/06/15 Strike Price 75	23	920
Crude Oil Futures Expires 03/17/15 Strike Price 46	39	42,120
EUR Foreign Exchange Currency Expires 04/02/15 Strike Price 1.09	34	16,575
EUR Foreign Exchange Currency Expires 03/06/15 Strike Price 1.14	28	75,250
IMM Eurodollar Futures Expires 09/14/15 Strike Price 99.25	265	26,500
IMM Eurodollar Futures Expires 09/14/15 Strike Price 99	187	5,844
IMM Eurodollar Futures Expires 12/14/15 Strike Price 99.25	70	31,062
U.S. 10-Year Treasury Bond Futures Expires 03/27/15 Strike Price 125	23	2,516

TOTAL PUT OPTIONS PURCHASED
(Cost $ 338,975)		224,381

TOTAL PURCHASED OPTIONS — 0.6% (Cost $ 460,084)		438,968

	NUMBER OF CONTRACTS	VALUE
WRITTEN OPTIONS — (0.4)%
CALL OPTIONS WRITTEN—(0.3)%
IMM Eurodollar Futures Expires 12/14/15 Strike Price 99.25	93	$(36,619)
Nikkei 225 Symbiotic Microfinance Index Expires 09/11/15 Strike Price 17,000	17	(155,256)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $ 124,368)		(191,875)

PUT OPTIONS WRITTEN—(0.1)%
90-Day Eurodollar Futures Expires 03/16/15 Strike Price 99.38	71	(444)
90-Day Eurodollar Futures Expires 06/15/15 Strike Price 99.38	57	(712)
90-Day Eurodollar Futures Expires 06/15/15 Strike Price 99.13	42	(263)
AUD USD Currency Futures Expires 04/02/15 Strike Price 71	23	(805)
Crude Oil Futures Expires 03/17/15 Strike Price 43	39	(21,060)
EUR Foreign Exchange Currency Expires 03/06/15 Strike Price 1.10	28	(4,550)
EUR Foreign Exchange Currency Expires 04/02/15 Strike Price 1.05	17	(1,062)
Eurodollar 1-Year MIDCV Expires 12/11/15 Strike Price 97.75	93	(22,669)
IMM Eurodollar Futures Expires 09/14/15 Strike Price 98.75	452	(8,475)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $ 146,875)		(60,040)

TOTAL WRITTEN OPTIONS — (0.4)% (Premiums Received $ 271,243)		(251,915)

The accompanying notes are an integral part of the financial statements.

16

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)

FEBRUARY 28, 2015

(UNAUDITED)

AUD	Australian Dollar
BOA	Bank of America
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DAX	Deutscher Aktienindex
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IBEX	Index of the Bolsa de Madrid
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RBOB	Reformulated Blendstock for Oxygenate Blending
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TSX	Toronto Stock Exchange
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

17

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2015

(UNAUDITED)

ASSETS
Investments, at value (cost $48,891,931)	$48,872,656
Cash	17,223,873
Deposits with broker for forward foreign currency contracts and futures contracts	1,513,654
Receivables for:
Capital shares sold	4,654,840
Variation margin	2,813,145
Prepaid expenses and other assets	62,939
Unrealized appreciation on forward foreign currency contracts	1,033,358

Total assets	76,174,465

LIABILITIES
Options written, at value (premiums received $271,243)	251,915
Foreign currency, at value (cost $123,580)	123,688
Payables for:
Capital shares redeemed	93,452
Advisory fees	68,550
Directors’ and officers’ fees	1,670
Administration and accounting services fees	10,522
Unrealized depreciation on forward foreign currency contracts	643,148
Other accrued expenses and liabilities	67,585

Total liabilities	1,260,530

Net Assets	$74,913,935

NET ASSETS CONSIST OF
Capital stock, $0.001 par value	$6,038
Paid-in capital	66,691,160
Accumulated net investment loss	(1,233,590)
Accumulated net realized gain from investments, futures transactions, foreign currency translations, forward foreign currency contracts and written options	6,246,220
Net unrealized appreciation on investments, futures transactions, foreign currency translations,forward foreign currency contracts and written options	3,204,107

Net assets	$74,913,935

CLASS A SHARES
Net assets	$3,360,386

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	270,973

Net asset value, offering and redemption price per share	$12.40

Maximum offering price per share (100/94.25 of $12.40)	$13.16

CLASS I SHARES
Net assets	$71,553,549

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	5,767,110

Net asset value, offering and redemption price per share	$12.41

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED

FEBRUARY 28, 2015

(UNAUDITED)

INVESTMENT INCOME
Interest	$5,963

Total investment income	5,963

EXPENSES
Advisory fees (Note 2)	266,771
Administration and accounting services fees (Note 2)	74,136
Transfer agent fees (Note 2)	33,341
Audit and tax service fees	19,214
Registration and filing fees	16,041
Legal fees	12,850
Custodian fees (Note 2)	11,924
Interest expense	7,958
Printing and shareholder reporting fees	4,959
Directors’ and officers’ fees	4,463
Insurance fees	2,059
Distribution fees (A Shares) (Note 2)	1,594
Other expenses	12,297

Total expenses before waivers and reimbursements	467,607
Less: waivers and reimbursements (Note 2)	(49,027)

Net expenses after waivers and reimbursements	418,580

Net investment loss	(412,617)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	351,240
Futures	5,225,137
Foreign currency transactions	(56,534)
Forward foreign currency contracts	911,002
Written options	(141,631)
Net change in unrealized appreciation/(depreciation) on:
Investments	(17,872)
Futures	2,074,118
Foreign currency translation.	(2,130)
Forward foreign currency contracts	329,194
Written options	15,422

Net realized and unrealized gain from investments	8,687,946

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,275,329

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED)	FOR THE PERIOD ENDED AUGUST 31, 2014(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(412,617)	$(69,607)
Net realized gain from investments, futures transactions, foreign currency transactions, forward foreign currency contracts and written options	6,289,214	22,262
Net change in unrealized appreciation/(depreciation) on investments, futures transactions, foreign currency translation, forward foreign currency contracts and written options	2,398,732	805,375

Net increase in net assets resulting from operations	8,275,329	758,030

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class A Shares	(20,951)	—
Class I Shares	(748,827)	—

Total from net investment income	(769,778)	—

Net realized gains
Class A Shares	(1,218)	—
Class I Shares	(41,776)	—

Total from net realized gains	(42,994)	—

Net decrease in net assets from dividends and distributions to shareholders	(812,772)	—

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares sold	2,112,393	1,000,000
Proceeds from reinvestment of distributions	15,771	—
Shares redeemed	(567)	—

Total Class A Shares	2,127,597	1,000,000

Class I Shares
Proceeds from shares sold	52,140,363	23,590,500
Proceeds from reinvestment of distributions	416,475	—
Shares redeemed	(11,581,587)	(1,000,000)

Total Class I Shares	40,975,251	22,590,500

Net increase in net assets from capital share transactions	43,102,848	23,590,500

Total increase in net assets	50,565,405	24,348,530

NET ASSETS
Beginning of period	24,348,530	—

End of period	$74,913,935	$24,348,530

Accumulated net investment loss, end of period	$(1,233,590)	$(51,195)

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(CONCLUDED)

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED)	FOR THE PERIOD ENDED AUGUST 31, 2014(1)
SHARE TRANSACTIONS:
Class A Shares
Shares sold	173,116	96,525
Shares reinvested	1,381	—
Shares redeemed	(49)	—

Total Class A Shares	174,448	96,525

Class I Shares
Shares sold	4,498,567	2,349,865
Shares reinvested	36,469	—
Shares redeemed	(1,021,266)	(96,525)

Total Class I Shares	3,513,770	2,253,340

Net increase in shares	3,688,218	2,349,865

(1)	Commenced operations on July 1, 2014.

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS A SHARES
	FOR THE PERIOD ENDED FEBRUARY 28, 2015 (UNAUDITED)(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.36

Net investment loss(2)		(0.13)
Net realized and unrealized gain from investments	2.39

Net increase in net assets resulting from operations	2.26

Dividends and distributions to shareholders from:
Net investment income		(0.21)
Net realized gains		(0.01)

Total dividends and distributions to shareholders		(0.22)

Net asset value, end of period	$12.40

Total investment return(3)	22.01	%(4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$3,360
Ratio of expenses to average net assets with waivers and reimbursements (including dividend and interest expense)	2.28	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expense)	2.24	%(5)
Ratio of expenses to average net assets without waivers and reimbursements (including dividend and interest expense)	2.52	%(5)
Ratio of net investment loss to average net assets	(2.25	)%(5)
Portfolio turnover rate	0.00	%(4)

(1)	The Class A Shares commenced operations on August 29, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED)		FOR THE PERIOD ENDED AUGUST 31, 2014(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.36		$10.00

Net investment loss(2)		(0.11)		(0.03)
Net realized and unrealized gain from investments	2.39		0.39

Net increase in net assets resulting from operations	2.28		0.36

Dividends and distributions to shareholders from:
Net investment income		(0.22)	—
Net realized gains		(0.01)	—

Total dividends and distributions to shareholder		(0.23)	—

Net asset value, end of period	$12.41		$10.36

Total investment return(3)	22.20	%(4)	3.60	%(4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$71,554		$24,349
Ratio of expenses to average net assets with waivers and reimbursements (including interest expense)	2.03	%(5)	2.01	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding interest expense)	1.99	%(5)	1.99	%(5)
Ratio of expenses to average net assets without waivers and reimbursements (including interest expense)	2.27	%(5)	4.71	%(5)
Ratio of net investment loss to average net assets	(2.00	)%(5)	(1.99	)%(5)
Portfolio turnover rate	0.00	%(4)	0.00	%(4)

(1)	The Class I Shares commenced operations on July 1, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-two active investment portfolios, including the Abbey Capital Futures Strategy Fund (the “Fund”), which commenced investment operations on July 1, 2014. The Fund is authorized to offer three classes of shares, Class I Shares, Class A Shares and Class C Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. As of February 28, 2015, Class C Shares have not been offered to the public.

RBB has authorized capital of one hundred billion shares of common stock of which 82.373 billion shares are currently classified into one hundred and fifty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

CONSOLIDATION OF SUBSIDIARY — The Managed Futures strategy will be achieved by the Fund investing up to 25% of its total assets in Abbey Capital Offshore Fund Limited, a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The consolidated financial statements of the Fund include the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of February 28, 2015, the net assets of the Subsidiary were $15,638,470, which represented 20.9% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities;

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s investments carried at fair value:

			LEVEL 2	LEVEL 3
	TOTAL FAIR	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	FEBRUARY 28, 2015	PRICE	INPUTS	INPUTS

Short-Term Investments	$48,433,688	$—	$48,433,688	$—
Commodity Contracts
Futures	559,906	559,906	—	—
Purchased Options	42,120	42,120	—	—
Equity Contracts
Futures	1,053,458	1,053,458	—	—
Purchased Options	214,587	214,587	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	1,033,358	—	1,033,358	—
Futures	1,181,115	1,181,115	—	—
Purchased Options	99,645	99,645	—	—
Interest Rate Contracts
Futures	449,022	449,022	—	—
Purchased Options	82,616	82,616	—	—

Total Assets	$53,149,515	$3,682,469	$49,467,046	$—

			LEVEL 2	LEVEL 3
	TOTAL FAIR	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	FEBRUARY 28, 2015	PRICE	INPUTS	INPUTS

Commodity Contracts
Futures	$(302,561)	$(302,561)	$—	$—
Written Options	(21,060)	(21,060)	—	—
Equity Contracts
Futures	(17,120)	(17,120)	—	—
Written Options	(155,256)	(155,256)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(643,148)	—	(643,148)	—
Futures	(48,781)	(48,781)	—	—
Written Options	(6,417)	(6,417)	—	—
Interest Rate Contracts
Futures	(61,894)	(61,894)	—	—
Written Options	(69,182)	(69,182)	—	—

Total Liabilities	$(1,325,419)	$(682,271)	$(643,148)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2015, the Fund had no transfers between Level 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options, forward foreign currency contracts and futures contracts.

During the six months ended February 28, 2015, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates, and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of and gains and losses on the Fund’s derivative instruments as of February 28, 2015.

The following table lists the fair values of the Fund’s derivative holdings as of February 28, 2015 grouped by contract type and risk exposure category.

	CONSOLIDATED
	STATEMENT
	OF ASSETS AND		INTEREST	FOREIGN
	LIABILITIES	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Asset Derivatives

Purchased Options	Investments, at value	$214,587	$82,616	$99,645	$42,120	$438,968

Forward Contracts	Unrealized appreciation on forward foreign currency contracts	—	—	1,033,358	—	1,033,358

Futures Contracts	Receivable: Variation Margin	1,053,458	449,022	1,181,115	559,906	3,243,501

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

	CONSOLIDATED
	STATEMENT
	OF ASSETS AND		INTEREST	FOREIGN
	LIABILITIES	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Total Value - Assets		$1,268,045	$531,638	$2,314,118	$602,026	$4,715,827

Liability Derivatives

Written Options	Options written, at value	$(155,256)	$(69,182)	$(6,417)	$(21,060)	$(251,915)

Forward Contracts	Unrealized depreciation on forward foreign currency contracts	—	—	(643,148)	—	(643,148)

Futures Contracts	Receivable: Variation Margin	(17,120)	(61,894)	(48,781)	(302,561)	(430,356)

Total Value - Liabilities		$(172,376)	$(131,076)	$(698,346)	$(323,621)	$(1,325,419)

The following table lists the amounts of realized gains or (losses) included in net increase in net assets resulting from operations for the six months ended February 28, 2015, grouped by contract type and risk exposure.

	CONSOLIDATED
	STATEMENT
	OF ASSETS AND		INTEREST	FOREIGN
	LIABILITIES	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Realized Gain (Loss)

Purchased Options	Net realized gain (loss) from Investments	$(75,495)	$18,546	$441,164	$(27,756)	$356,459

Futures Contracts	Net realized gain (loss) from Futures	(155,012)	1,745,154	2,261,114	1,373,881	5,225,137

Forward Contracts	Net realized gain (loss) from Forward Foreign Currency Contracts	—	—	911,002	—	911,002

Written Options	Net realized gain (loss) from Written Options	54,322	(1,306)	(218,691)	24,044	(141,631)

Total Realized Gain (Loss)		$(176,185)	$1,762,394	$3,394,589	$1,370,169	$6,350,967

The following table lists the amounts of change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the six months ended February 28, 2015, grouped by contract type and risk exposure.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

	CONSOLIDATED
	STATEMENT
	OF ASSETS AND		INTEREST	FOREIGN
	LIABILITIES	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Change in unrealized appreciation (depreciation)

Purchased Options	Net change in unrealized appreciation (depreciation) from Investments	$104,908	$(73,075)	$(31,026)	$(20,175)	$(19,368)

Futures Contracts	Net change in unrealized appreciation (depreciation) from Futures	946,727	180,706	787,953	158,732	2,074,118

Forward Contracts	Net change in unrealized appreciation (depreciation) from Forward Foreign Currency Contracts	—	—	329,194	—	329,194

Written Options	Net change in unrealized appreciation (depreciation) from Written Options	(67,656)	25,075	42,864	15,139	15,422

Total change in unrealized appreciation (depreciation)		$983,979	$132,706	$1,128,985	$153,696	$2,399,366

For the six months ended February 28, 2015, the Fund’s average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)	LONG FUTURES NOTIONAL COST	SHORT FUTURES NOTIONAL COST	FORWARD FOREIGN CURRENCY CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)
$251,100	$(105,086)	$215,293,883	$(75,865,853)	$(70,141,800)	$70,304,411

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

		Gross Amount Not Offset in Statement of Assets and Liabilities				Gross Amount Not Offset in Statement of Assets and Liabilities
Description	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Received	Collateral Instruments	Net Amount(1)	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount(2)

	Assets				Liabilities

Forward Foreign Currency
Contracts	$1,033,358	($643,148)	$—	$390,210	$643,148	($643,148)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Net amount represents the net amount payable from the counterparty in the event of default.

USE OF ESTIMATES — The Fund is an investment company and, accordingly, follow the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s Share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

OPTIONS — An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of February 28, 2015, all of the Fund’s written options are exchange-traded options.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

The Fund had transactions in options written during the fiscal period ended February 28, 2015 as follows:.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at August 31, 2014	93	$65,784
Options written	1,465	500,686
Options closed	(422)	(255,683)
Options expired	(204)	(39,544)

Options outstanding at February 28, 2015	932	$271,243

FUTURES CONTRACTS — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

2. INVESTMENT ADVISER AND OTHER SERVICES

Abbey Capital Limited (“Abbey Capital” or the “Adviser”) serves as the investment adviser to the Fund. The Fund is managed by the Adviser and one or more Trading Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination, and replacement, subject to approval by the Board of Directors. The Fund compensates the Adviser for its services at the annual rate of 1.97% of its average annual net assets, payable on a monthly basis in arrears. The Adviser compensates the Trading Advisers out of the advisory fee that it receives from the Fund.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.99%, 2.24% and 2.99% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.99%, 2.24% or 2.99%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until June 30, 2016 and may not be terminated without the approval of the Board of Directors. If at any time during the first three years the Advisory Agreement is in effect, the Fund’s Total Annual Fund Operating Expenses for that year are less than 1.99%, 2.24% or 2.99%, as applicable, the Adviser may recoup any waived amount from the Fund if such reimbursement does not cause the Fund to exceed existing expense limitations. For the six months ended February 28, 2015, investment advisory fees accrued and waived were $266,771 and $49,027, respectively. At February 28, 2015, the amount of potential recovery by the Adviser was as follows:

EXPIRATION
2017	2018
$94,261	$49,027

Altis Partners (Jersey) Limited, Cantab Capital Partners LLP, Eclipse Capital Management, Inc., Graham Capital Management, LP, Harmonic Capital Partners LLP, P/E Global, LLC, Revolution Capital Management, LLC, and Trigon Investment Advisors, LLC each serves as a Trading Adviser to the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 28, 2015 was $4,150. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONCLUDED)

4. INVESTMENT IN SECURITIES

For the six months ended February 28, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	PURCHASES	SALES
Investments in Non-U.S. Government Securities	$—	$—
Investments in U.S. Government Securities	—	—

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2015, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED DEPRECIATION
$48,891,931	$137,794	$(157,069)	$(19,275)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	UNREALIZED APPRECIATION	QUALIFIED LATE-YEAR LOSSES	OTHER TEMPORARY DIFFERENCES
$769,775	$—	$(15,595)	$—	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2014, the Fund had no capital loss carryforwards.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

ABBEY CAPITAL FUTURES STRATEGY FUND

OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

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Investment Adviser

Abbey Capital Limited

1-2 Cavendish Row

Dublin 1, Ireland

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

ABB-SAR15

ALTAIR SMALLER COMPANIES FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Fund.

It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ALTAIR SMALLER COMPANIES FUND

Performance Data

February 28, 2015

(Unaudited)

Total Returns for the period ended February 28, 2015
Since
Inception*
Altair Smaller Companies Fund	7.50%
Russell 2000® Index**	11.30%

*	Not annualized. The Fund commenced operations on October 21, 2014.

** Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund’s total annual Fund operating expenses, as stated in the current prospectus dated December 31, 2014, are 1.15% of average daily net assets. This rate may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The Adviser has contractually agreed to reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes) exceeds 1.35% of the average daily net assets of the Fund. This contractual limitation is in effect until at least October 20, 2015 and may not be terminated without approval by the Company’s Board of Directors.

The Fund invests in common stock, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Russell 2000® Index. The Russell 2000® Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index and is considered representative of small-cap stocks. It is impossible to invest directly in an index.

Investment Considerations

Investing in the Fund involves risk and an investor may lose money. The success of the Fund’s strategy depends on the Adviser’s ability to select Sub-Advisers and each manager’s ability to select investments for the Fund. The Fund may invest in riskier type investments including small and micro-cap stocks, IPOs, special situations and illiquid securities all of which may be more volatile and less liquid.

1

ALTAIR SMALLER COMPANIES FUND

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from October 21, 2014 (date of commencement of operations) through February 28, 2015 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending Account Value	Expenses Paid
	Beginning Account Value*	February 28, 2015	During Period
Actual**	$1,000.00	$1,075.00	$4.29
Hypothetical (5% return before expenses)***	1,000.00	1,019.04	5.81

*	The Fund commenced operations on October 21, 2014.

**

Expenses equal to an annualized expense ratio for the period October 21, 2014 to February 28, 2015 of 1.16% for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (130) then divided by 365 days. The Fund’s ending account value on the first line in the table is based on the actual total return since inception for the Fund of 7.50%.

***

For comparison purposes, the hypothetical expenses are as if the Fund had been in existence from September 1, 2014 and are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by 365.

2

ALTAIR SMALLER COMPANIES FUND

Portfolio Holdings Summary Table

February 28, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund.

	% of Net
Security Type/Sector Classification	Assets	Value
COMMON STOCKS:
Retail	8.3%	$16,398,518
Commercial Services	7.8	15,311,937
Software	6.0	11,808,440
Healthcare-Products	5.9	11,715,993
Computers	4.8	9,487,953
Pharmaceuticals	4.6	9,003,997
Banks	4.5	8,874,873
Semiconductors	4.3	8,429,316
Biotechnology	3.5	6,894,063
Internet	3.3	6,597,597
Diversified Financial Services	2.8	5,594,238
Transportation	2.6	5,090,218
Building Materials	2.2	4,367,106
Electronics	2.1	4,132,894
Healthcare-Services	2.0	3,866,497
Insurance	1.9	3,708,127
Telecommunications	1.8	3,551,732
Food	1.8	3,515,840
REITS	1.7	3,400,936
Apparel	1.6	3,162,206
Chemicals	1.6	3,120,485
Oil & Gas	1.3	2,598,040
Miscellaneous Manufacturing	1.2	2,302,523
Aerospace/Defense	1.1	2,190,710
Machinery-Diversified	1.0	2,029,818
Beverages	0.9	1,789,559
Auto Parts & Equipment	0.9	1,760,397
Home Furnishings	0.9	1,718,127
Electrical Components & Equipment	0.8	1,649,896
Airlines	0.8	1,635,246
Textiles	0.8	1,490,464
Entertainment	0.7	1,462,883
Leisure Time	0.7	1,459,457
Environmental Control	0.7	1,414,932
Oil & Gas Services	0.6	1,261,913
Engineering & Construction	0.6	1,132,077
Metal Fabricate/Hardware	0.6	1,116,409
Advertising.	0.5	1,064,863
Investment Companies	0.5	1,028,216
Home Builders	0.5	938,411
Real Estate	0.5	926,569
Savings & Loans	0.5	886,857
Housewares	0.4	708,426
Water	0.3	645,728
Gas	0.3	624,388
Mining	0.3	620,162
Packaging & Containers	0.3	600,894
Distribution / Wholesale	0.3	599,027
Electric	0.3	587,228
Lodging	0.3	545,496
Forest Products & Paper	0.3	513,678
Trucking & Leasing	0.3	509,733

The accompanying notes are an integral part of the financial statements.

3

ALTAIR SMALLER COMPANIES FUND

Portfolio Holdings Summary Table

February 28, 2015

(Unaudited)

	% of Net
Security Type/Sector Classification	Assets	Value
Hand / Machine Tools	0.2%	$424,824
Household Products / Wares	0.2	404,212
Energy-Alternate Sources	0.1	239,152
Office Furnishings	0.1	114,154
Agriculture	0.1	111,206
Media	0.1	106,694
Machinery-Construction & Mining	0.1	99,953
Cosmetics/Personal Care	0.0	54,614
Coal	0.0	53,363
Iron / Steel	0.0	43,060
Other Assets in Excess of Liabilities	4.8	9,480,667

NET ASSETS	100.0%	$196,976,992

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments

February 28, 2015

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS—95.2%
Advertising — 0.5%
EVINE Live, Inc.*	33,225	$210,302
Harte-Hanks, Inc.	46,710	362,002
MDC Partners, Inc., Class A (Canada)	18,930	492,559

		1,064,863

Aerospace/Defense — 1.1%
AAR Corp.	2,389	70,237
Cubic Corp.	4,526	236,574
Curtiss-Wright Corp.	1,629	118,233
GenCorp, Inc.*	14,202	274,099
Kaman Corp.	1,631	67,687
KLX, Inc.*	12,230	488,466
LMI Aerospace, Inc.*	13,003	185,163
M/A-COM Technology Solutions Holdings, Inc.*	10,366	349,542
Moog, Inc., Class A*	2,464	185,933
Orbital ATK, Inc.	1,778	117,878
Teledyne Technologies, Inc.*	961	96,898

		2,190,710

Agriculture — 0.1%
Andersons, Inc. (The)	1,301	57,595
Universal Corp.	1,119	53,611

		111,206

Airlines — 0.8%
Allegiant Travel	2,589	475,392
Controladora Vuela Cia de Aviacion SAB de CV, ADR (Mexico)*	27,308	274,445
Hawaiian Holdings, Inc.*	9,987	184,859
SkyWest, Inc.	2,999	43,845
Spirit Airlines, Inc.*	4,567	355,221
Virgin America, Inc.*	8,604	301,484

		1,635,246

Apparel — 1.6%
Carter’s, Inc.	3,973	352,683
G-III Apparel Group Ltd*	5,019	528,149
Iconix Brand Group, Inc.*	2,326	78,549
Oxford Industries, Inc.	1,003	55,195
Rocky Brands, Inc.	30,420	604,750
Sequential Brands Group, Inc.*	27,207	275,607
Skechers U.S.A., Inc., Class A*	8,071	549,958
Steven Madden Ltd.*	3,386	123,623
Superior Uniform Group, Inc.	21,088	386,965
Unifi, Inc.*	1,244	40,206

	Number
	of Shares	Value

Apparel — (Continued)
Wolverine World Wide, Inc.	5,449	$166,521

		3,162,206

Auto Parts & Equipment — 0.9%
Dorman Products, Inc.*	1,049	46,271
Motorcar Parts of America, Inc.*	20,783	545,554
Remy International, Inc.	28,362	648,645
Spartan Motors, Inc.	81,580	406,268
Standard Motor Products, Inc.	1,276	53,490
Titan International, Inc.	6,029	60,169

		1,760,397

Banks — 4.5%
1st Source Corp.	8,181	252,548
American River Bankshares*	45,650	436,414
Bank Of Commerce Holdings	62,510	359,432
Bank Of The Ozarks, Inc.	10,351	378,847
BankUnited, Inc.	10,208	330,841
Banner Corp.	1,722	75,183
Central Pacific Financial Corp.	4,424	101,487
City Holding Co.	4,208	194,199
Customers Bancorp, Inc.*	17,449	386,321
CVB Financial Corp.	4,745	74,259
First BanCorp (Puerto Rico)*	14,781	97,407
First Citizens Bancshares, Inc., Class A	744	187,674
First Financial Bancorp	7,350	128,111
First Financial Bankshares, Inc.	2,174	57,111
First Security Group, Inc.*	99,750	220,447
FNB Corp.	13,275	170,318
Glacier Bancorp, Inc.	9,042	219,630
Home BancShares, Inc.	5,717	180,943
MB Financial, Inc.	873	27,229
National Penn Bancshares, Inc.	10,089	108,255
Northrim BanCorp, Inc.	17,670	417,896
OFG Bancorp (Puerto Rico)	4,479	78,159
Orrstown Financial Services, Inc.*	21,020	352,085
Pacific Continental Corp.	31,140	423,193
Pacific Mercantile Bancorp*	71,410	497,014
Park Sterling Corp.	82,220	559,096
Premier Financial Bancorp, Inc.	32,270	486,954
Privatebancorp, Inc.	2,852	99,050
S&T Bancorp, Inc.	3,937	111,535
Signature Bank*	3,066	378,191
Southside Bancshares, Inc.	1,927	55,324

The accompanying notes are an integral part of the financial statements.

5

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2015

(Unaudited)

	Number
	of Shares	Value

Banks — (Continued)
Square 1 Financial, Inc., Class A*	7,157	$198,106
Suffolk Bancorp	17,180	386,550
Susquehanna Bancshares, Inc.	13,349	179,010
Tompkins Financial Corp.	1,660	86,237
TrustCo Bank Corp.	10,035	67,837
UMB Financial Corp.	1,279	65,920
United Bankshares, Inc.	2,652	99,317
Wilshire Bancorp, Inc.	9,430	89,679
Wintrust Financial Corp.	5,459	257,064

		8,874,873

Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A*	455	121,758
Craft Brew Alliance, Inc.*	51,843	648,037
Farmer Bros Co.*	31,645	766,758
Reed’s, Inc.*	46,853	253,006

		1,789,559

Biotechnology — 3.5%
Acceleron Pharma, Inc.*	9,158	372,090
Acorda Therapeutics, Inc.*	2,361	79,896
Alder Biopharmaceuticals, Inc.*	9,198	247,242
AMAG Pharmaceuticals, Inc.*	7,244	356,622
ANI Pharmaceuticals, Inc.*	5,163	347,780
Avalanche Biotechnologies, Inc.*	4,508	163,099
Bluebird Bio, Inc.*	5,831	555,811
Dynavax Technologies Corp.*	13,294	233,974
Exact Sciences Corp.*	8,431	189,445
Five Prime Therapeutics, Inc.*	11,998	308,829
Harvard Bioscience, Inc.*	57,572	314,343
Ligand Pharmaceuticals*	978	53,858
Lion Biotechnologies, Inc.*	20,764	186,461
Loxo Oncology, Inc.*	12,694	162,991
MacroGenics, Inc.*	12,663	437,760
Medicines Co., (The)*	4,827	138,849
Momenta Pharmaceuticals, Inc.*	19,293	263,349
Myriad Genetics, Inc.*	15,134	515,615
NeoGenomics, Inc.*	143,573	651,821
OvaScience, Inc.*	4,254	193,600
Repligen, Corp.*	16,825	432,571
Sage Therapeutics, Inc.*	7,639	331,915
Spectrum Pharmaceuticals, Inc.*	6,770	42,177
Sunesis Pharmaceuticals, Inc.*	56,927	126,378
Synageva BioPharma Corp.*	1,900	187,587

		6,894,063

	Number
	of Shares	Value

Building Materials — 2.2%
AAON, Inc.	3,281	$73,855
Apogee Enterprises, Inc.	10,558	484,084
Boise Cascade Co.*	2,196	78,200
Caesarstone Sdot-Yam Ltd. (Israel)	5,775	377,743
Drew Industries, Inc.*	1,629	96,095
Gibraltar Industries, Inc.*	4,141	60,707
Griffon Corp.	4,619	75,382
Headwaters, Inc.*	4,288	70,409
NCI Building Systems, Inc.*	17,153	288,857
Patrick Industries, Inc.*	19,630	1,084,558
PGT, Inc.*	49,591	504,340
Quanex Building Products Corp.	2,595	50,836
Simpson Manufacturing Co., Inc.	4,180	151,316
Stock Building Supply Holdings, Inc.*	18,568	288,361
Universal Forest Products, Inc.	1,696	91,669
US Concrete, Inc.*	19,367	590,694

		4,367,106

Chemicals — 1.6%
A. Schulman, Inc.	914	38,918
American Vanguard Corp.	25,391	286,156
Codexis, Inc.*	47,867	168,971
Hawkins, Inc.	6,457	251,758
HB Fuller Co.	2,609	116,622
Innophos Holdings, Inc.	1,242	69,713
Intrepid Potash, Inc.*	5,565	78,578
KMG Chemicals, Inc.	25,760	558,219
Koppers Holdings, Inc.	2,566	41,364
Kraton Performance Polymers, Inc.*	10,237	206,582
Landec Corp.*	69,515	970,429
OM Group, Inc.	2,104	60,574
Quaker Chemical Corp.	932	75,660
Rayonier Advanced Materials, Inc.	6,596	122,422
Stepan Co.	1,814	74,519

		3,120,485

Coal — 0.0%
Cloud Peak Energy, Inc.*	6,437	53,363

Commercial Services — 7.8%
ABM Industries, Inc.	2,589	80,492
American Public Education, Inc.*	1,727	55,955
AMN Healthcare Services Inc.*	45,595	1,028,623
ARC Document Solutions, Inc.*	62,422	528,091

The accompanying notes are an integral part of the financial statements.

6

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2015

(Unaudited)

	Number
	of Shares	Value

Commercial Services — (Continued)
Ascent Capital Group, Inc., Class A*	9,096	$399,951
Barrett Business Services, Inc.	17,040	634,740
Brink’s Co. (The)	23,298	655,606
Capella Education Co.	1,133	73,441
Cardtronics, Inc.*	2,550	93,304
CRA International, Inc.*	8,759	263,558
Cross Country Healthcare, Inc.*	86,185	1,116,958
Electro Rent Corp.	45,668	590,031
Franklin Covey Co.*	14,760	264,204
Green Dot Corp., Class A*	4,646	72,059
Hackett Group, Inc. (The)	85,178	750,418
Healthcare Services Group, Inc.	13,607	456,787
Heidrick & Struggles International, Inc.	15,792	378,061
ICF International, Inc.*	4,105	172,000
Insperity, Inc.	3,310	171,458
Kelly Services, Inc., Class A	13,093	226,640
Korn/Ferry International*	3,049	93,299
Landauer, Inc.	1,098	41,878
LendingTree, Inc.*	14,590	773,854
Matthews International, Corp., Class A	1,608	77,779
Medifast, Inc.*	13,790	436,316
Monro Muffler Brake, Inc.	1,564	98,907
Monster Worldwide, Inc.*	8,469	56,912
Multi-Color Corp.	10,306	703,694
On Assignment, Inc.*	12,147	464,137
PAREXEL International Corp.*	2,736	176,363
Patriot National, Inc.*	14,115	190,694
Paylocity Holding Corp.*	19,467	581,869
PFSweb, Inc.*	45,616	510,443
Providence Service Corp. (The)*	927	42,642
Resources Connection, Inc.	3,737	66,220
SFX Entertainment, Inc.*	58,143	276,761
Sotheby’s	13,741	603,917
SP Plus Corp.*	27,934	631,588
Strayer Education, Inc.*	725	44,131
Team Health Holdings, Inc.*	5,021	297,595
TriNet Group, Inc.*	10,904	396,251
Viad Corp.	1,391	36,945
WEX, Inc.*	2,883	308,452
WuXi PharmaTech Cayman, Inc., ADR*	9,735	388,913

		15,311,937

	Number
	of Shares	Value

Computers — 4.8%
CACI International, Inc., Class A*	1,067	$93,138
Computer Services, Inc.	13,386	542,802
Convergys Corp.	32,112	717,703
Datalink Corp.*	55,050	625,368
Digimarc Corp.	10,323	273,766
Dot Hill Systems Corp.*	139,350	565,761
DST Systems, Inc.	2,104	223,634
EPAM Systems, Inc.*	6,988	431,020
ExlService Holdings, Inc.*	1,497	52,245
Icad, Inc.*	49,266	489,704
iGATE Corp.*	11,484	491,515
Insight Enterprises, Inc.*	3,352	88,158
Manhattan Associates, Inc.*	12,102	603,285
MAXIMUS Inc.	3,243	192,083
Mercury Systems, Inc.*	22,462	382,303
MTS Systems Corp.	711	51,512
Netscout Systems, Inc.*	2,208	89,027
PAR Technology Corp.*	27,080	132,963
Qualys, Inc.*	4,513	207,733
Qumu Corp.*	21,980	329,920
Silicon Graphics International Corp.*	29,454	271,860
Super Micro Computer, Inc.*	20,875	838,758
Sykes Enterprises, Inc.*	22,038	512,384
Synaptics, Inc.*	6,755	580,592
TeleTech Holdings, Inc.	1,804	43,837
Virtusa Corp.*	5,784	227,658
Xplore Technologies Corp.*	61,056	429,224

		9,487,953

Cosmetics/Personal Care — 0.0%
Inter Parfums	1,921	54,614

Distribution / Wholesale — 0.3%
Houston Wire & Cable Co.	20,504	217,547
Pool Corp.	2,106	145,672
Rentrak Corp.*	4,307	235,808

		599,027

Diversified Financial Services — 2.8%
Blackhawk Network Holdings, Inc., Class B*	19,895	729,749
Ellie Mae, Inc.*	24,318	1,285,206
Enova International, Inc.*	—	9
Evercore Partners, Inc., Class A	2,877	147,389
Financial Engines, Inc.	3,401	137,060
FNFV Group*	56,573	842,372

The accompanying notes are an integral part of the financial statements.

7

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2015

(Unaudited)

	Number
	of Shares	Value

Diversified Financial Services — (Continued)
Interactive Brokers Group, Inc., Class A	3,063	$97,618
Investment Technology Group, Inc.*	2,365	53,260
JMP Group, Inc.	50,220	377,152
Ladenburg Thalmann Financial Services, Inc.*	49,293	190,271
MarketAxess Holdings, Inc.	2,439	194,120
PRA Group, Inc.*	5,713	286,164
Silvercrest Asset Management Group, Inc., Class A	18,232	254,701
Stifel Financial Corp.*	2,852	156,204
WageWorks Inc.*	7,543	433,345
Westwood Holdings Group, Inc.	4,611	288,095
World Acceptance Corp.*	1,480	121,523

		5,594,238

Electric — 0.3%
ALLETE, Inc.	1,822	99,918
Avista Corp.	2,871	97,901
El Paso Electric Co.	2,208	83,507
NorthWestern Corp.	2,048	110,981
UIL Holdings Corp.	3,856	194,921

		587,228

Electrical Components & Equipment — 0.8%
Advanced Energy Industries, Inc.*	2,466	65,645
Capstone Turbine Corp.*	270,256	191,233
Encore Wire Corp.	3,347	124,810
EnerSys	3,907	255,127
General Cable Corp.	6,009	90,375
Highpower International, Inc.*	35,560	181,000
Insteel Industries, Inc.	17,220	373,846
Littelfuse, Inc.	1,184	118,779
PowerSecure International, Inc.* .	22,460	249,081

		1,649,896

Electronics — 2.1%
American Science & Engineering, Inc.	1,340	70,069
Badger Meter, Inc.	1,318	76,971
Benchmark Electronics, Inc.*	3,636	85,301
Brady Corp., Class A	2,753	74,221
Checkpoint Systems, Inc.*	3,223	43,510
Coherent, Inc.*	1,772	113,833
CTS Corp.	2,248	39,250
ESCO Technologies, Inc.	1,906	73,457

	Number
	of Shares	Value

Electronics — (Continued)
FARO Technologies, Inc.*	778	$46,657
II-VI, Inc.*	3,812	66,672
IMAX Corp. (Canada)*	11,269	394,077
Ituran Location and Control Ltd. (Israel)	12,033	277,240
Knowles Corp.*	11,917	228,211
Methode Electronics, Inc.	1,743	67,785
Napco Security Technologies, Inc.*	36,680	203,574
Newport Corp.*	3,175	63,373
OSI Systems, Inc.*	790	57,251
Plexus Corp.*	1,246	50,152
Rogers Corp.*	991	77,575
TASER International, Inc.*	26,245	616,233
Tech Data Corp.*	8,000	476,000
Vishay Intertechnology, Inc.	21,960	312,710
ZAGG, Inc.*	80,360	618,772

		4,132,894

Energy-Alternate Sources — 0.1%
Green Plains, Inc.	1,582	36,782
Hydrogenics Corp. (Canada)*	14,750	202,370

		239,152

Engineering & Construction — 0.6%
Comfort Systems USA, Inc.	17,266	322,874
Dycom Industries, Inc.*	2,682	118,947
EMCOR Group, Inc.	4,741	208,746
Exponent, Inc.	695	60,138
Sterling Construction Co., Inc.*	42,400	117,024
Tutor Perini Corp.*	13,079	304,348

		1,132,077

Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A	12,239	420,777
International Speedway Corp., Class A	24,171	750,026
Marriott Vacations Worldwide Corp.	2,258	171,743
Pinnacle Entertainment, Inc.*	3,069	78,996
Scientific Games Corp., Class A*	3,060	41,341

		1,462,883

Environmental Control — 0.7%
Clean Harbors, Inc.*	9,433	525,324
Progressive Waste Solutions Ltd. (Canada)	4,860	136,031
Tetra Tech, Inc.	3,198	81,325

The accompanying notes are an integral part of the financial statements.

8

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2015

(Unaudited)

	Number
	of Shares	Value

Environmental Control — (Continued)
US Ecology, Inc.	13,770	$672,252

		1,414,932

Food — 1.8%
B&G Foods, Inc.	3,623	103,799
Calavo Growers, Inc.	4,486	188,188
Cal-Maine Foods, Inc.	1,158	43,576
Darling Ingredients, Inc.*	23,831	415,136
Ingles Markets, Inc., Class A	5,242	226,664
Inventure Foods, Inc.*	22,353	225,542
J&J Snack Foods Corp.	553	55,958
John B Sanfilippo & Son, Inc.	4,320	160,056
Lifeway Foods, Inc.*	20,167	377,728
Rocky Mountain Chocolate
Factory, Inc.	23,364	357,936
Sanderson Farms, Inc.	652	55,557
Snyder’s-Lance, Inc.	3,587	110,659
SpartanNash Co.	1,672	44,392
SunOpta, Inc. (Canada)*	19,239	222,210
TreeHouse Foods, Inc.*	1,237	103,364
United Natural Foods, Inc.*	5,077	421,594
Village Super Market, Inc., Class A	14,603	403,481

		3,515,840

Forest Products & Paper — 0.3%
Deltic Timber Corp.	582	38,517
Neenah Paper, Inc.	1,352	81,688
Orchids Paper Products, Co.	8,482	239,023
PH Glatfelter, Co.	5,074	124,313
Veritiv Corp.*	595	30,137

		513,678

Gas — 0.3%
Laclede Group, Inc. (The)	2,023	104,710
New Jersey Resources Corp.	1,990	124,534
Northwest Natural Gas Co.	1,113	52,589
Piedmont Natural Gas Co., Inc.	3,482	129,879
South Jersey Industries, Inc.	1,954	110,753
Southwest Gas Corp.	1,780	101,923

		624,388

Hand / Machine Tools — 0.2%
Hardinge, Inc.	37,200	424,824

Healthcare-Products — 5.9%
Abaxis, Inc.	7,317	445,752
ABIOMED, Inc.*	1,897	115,319
Affymetrix, Inc.*	5,381	62,958

	Number
	of Shares	Value

Healthcare-Products — (Continued)
Analogic Corp.	858	$74,354
AtriCure, Inc.*	23,254	411,131
Avinger, Inc.*	14,614	166,600
Cantel Medical Corp.	1,814	82,356
Cardiovascular Systems, Inc.*	5,391	203,295
Cepheid*	5,984	340,131
CONMED Corp.	1,664	85,363
Cyberonics, Inc.*	1,406	96,311
Cynosure, Inc., Class A*	15,067	458,338
DexCom, Inc.*	9,368	569,012
Digirad Corp.	65,508	279,719
Greatbatch, Inc.*	1,035	55,000
Haemonetics Corp.*	2,900	128,934
Hanger, Inc.*	3,657	94,680
ICU Medical, Inc.*	578	51,390
Inogen, Inc.*	11,185	371,901
Integra LifeSciences Holdings Corp.*	1,091	65,471
K2M Group Holdings, Inc.*	34,045	697,582
LDR Holding Corp.*	20,666	807,834
Masimo Corp.*	3,409	100,463
Mazor Robotics Ltd., ADR (Israel)*	25,429	304,131
Merit Medical Systems, Inc.*	2,635	51,672
NanoString Technologies, Inc.*	11,994	126,057
Natus Medical, Inc.*	9,399	336,390
Novadaq Technologies, Inc. (Canada)*	19,833	328,236
NuVasive, Inc.*	2,647	121,100
OraSure Technologies, Inc.*	65,195	466,796
Oxford Immunotec Global, PLC (United Kingdom)*	13,364	188,031
Photomedex, Inc.*	44,290	79,722
Spectranetics Corp. (The)*	21,391	723,230
STERIS Corp.	5,196	335,246
Synergetics USA, Inc.*	97,180	439,254
Trinity Biotech, PLC, ADR (Ireland)	29,665	526,850
Vascular Solutions, Inc.*	6,918	201,867
West Pharmaceutical Services, Inc.	9,104	498,171
Zeltiq Aesthetics, Inc.*	36,720	1,225,346

		11,715,993

Healthcare-Services — 2.0%
AAC Holdings, Inc.*	17,377	625,398

The accompanying notes are an integral part of the financial statements.

9

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2015

(Unaudited)

	Number
	of Shares	Value

Healthcare-Services — (Continued)
Acadia Healthcare Co., Inc.*	5,277	$333,665
Air Methods Corp.*	1,304	69,099
Almost Family, Inc.*	18,030	642,229
Amedisys, Inc.*	2,217	66,887
Amsurg Corp.*	2,682	161,188
Bio-Reference Laboratories*	1,492	52,130
Cancer Genetics, Inc.*	13,850	121,326
Centene Corp.*	8,820	542,077
Chemed Corp.	621	72,334
Ensign Group, Inc. (The)	930	40,985
Healthways, Inc.*	3,189	71,370
IPC The Hospitalist Co., Inc.*	1,552	67,108
Kindred Healthcare, Inc.	3,507	74,419
LHC Group, Inc.*	1,302	44,008
Magellan Health, Inc.*	941	60,290
Molina Healthcare, Inc.*	2,020	128,654
Psychemedics Corp.	18,358	301,255
Select Medical Holdings Corp.	3,778	51,230
Surgical Care Affiliates, Inc.*	10,494	340,845

		3,866,497

Home Builders — 0.5%
Cavco Industries, Inc.*	6,865	491,946
Installed Building Products, Inc.*	7,904	137,846
Meritage Homes Corp.*	2,475	110,162
Ryland Group, Inc., (The)	3,091	140,641
Winnebago Industries, Inc.	2,491	57,816

		938,411

Home Furnishings — 0.9%
American Woodmark Corp.*	1,043	54,924
Bassett Furniture Industries, Inc.	4,667	119,989
Daktronics, Inc.	3,747	38,332
DTS, Inc.*	1,271	37,456
Hooker Furniture Corp.	16,102	297,082
iRobot Corp.*	2,573	84,523
La-Z-Boy, Inc.	3,067	76,522
Norcraft Cos., Inc.*	8,968	184,830
Select Comfort Corp.*	3,684	118,256
Skullcandy, Inc.*	62,672	652,415
Universal Electronics, Inc.*	952	53,798

		1,718,127

Household Products / Wares — 0.2%
Acme United Corp.	14,649	281,700
SodaStream International Ltd. (Israel)*	2,328	41,718

	Number
	of Shares	Value

Household Products / Wares — (Continued)
WD-40 Co.	995	$80,794

		404,212

Housewares — 0.4%
Lifetime Brands, Inc.	32,950	527,530
Toro, Co. (The)	2,674	180,896

		708,426

Insurance — 1.9%
American Equity Investment Life Holding Co.	3,576	101,880
AMERISAFE, Inc.	900	37,386
Atlas Financial Holdings, Inc. (Cayman Islands)*	16,440	295,591
Employers Holdings, Inc.	3,729	87,967
Federated National Holding Co.	10,305	298,124
Hallmark Financial Services, Inc.*	48,230	544,034
Hilltop Holdings, Inc.*	16,334	303,812
Horace Mann Educators Corp.	3,432	110,613
Infinity Property & Casualty Corp.	1,164	90,268
Meadowbrook Insurance Group, Inc.	6,122	51,180
Montpelier Re Holdings Ltd. (Bermuda)	2,088	75,252
Navigators Group, Inc. (The)*	2,756	205,901
RLI Corp.	1,220	59,036
Safety Insurance Group, Inc.	656	38,376
Selective Insurance Group, Inc.	3,866	105,271
Stewart Information Services Corp.	982	36,953
Universal Insurance Holdings, Inc.	2,126	52,937
White Mountains Insurance Group Ltd. (Bermuda)	1,819	1,213,546

		3,708,127

Internet — 3.3%
8X8, Inc.*	24,798	183,753
Blucora, Inc.*	2,353	34,871
Blue Nile, Inc.*	13,250	397,235
comScore, Inc.*	13,034	672,424
ePlus, Inc.*	10,589	880,687
FTD Cos., Inc.*	1,055	36,714
GrubHub, Inc.*	8,234	345,910
HealthStream, Inc.*	925	23,939
j2 Global, Inc.	1,848	124,278

The accompanying notes are an integral part of the financial statements.

10

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2015

(Unaudited)

	Number
	of Shares	Value

Internet — (Continued)
magicJack VocalTec Ltd. (Israel)*	33,090	$255,455
NIC, Inc.	3,334	58,345
Perficient, Inc.*	2,095	41,649
Q2 Holdings, Inc.*	17,043	337,622
QuinStreet, Inc.*	33,736	226,369
Reis, Inc.	42,782	1,035,752
RingCentral, Inc.*	11,415	180,015
Stamps.com, Inc.*	4,498	252,158
TeleCommunication Systems, Inc., Class A*	185,590	593,888
TheStreet, Inc.	113,780	228,698
Tucows, Inc., Class A*	9,308	176,200
VASCO Data Security International, Inc.*	7,202	184,515
Zendesk, Inc.*	13,233	327,120

		6,597,597

Investment Companies — 0.5%
Capital Southwest Corp.	14,428	702,644
MCG Capital Corp.	83,480	325,572

		1,028,216

Iron / Steel — 0.0%
AK Steel Holding Corp.*	9,742	43,060

Leisure Time — 0.7%
Arctic Cat, Inc.	12,515	456,296
Black Diamond, Inc.*	32,800	237,800
Interval Leisure Group, Inc.	2,465	66,555
Malibu Boats, Inc., Class A*	9,408	190,512
Nautilus, Inc.*	16,340	249,348
Town Sports International Holdings, Inc.	37,420	258,946

		1,459,457

Lodging — 0.3%
Boyd Gaming Corp.*	4,776	65,957
Marcus Corp. (The)	6,692	130,427
Monarch Casino & Resort, Inc.*	19,182	349,112

		545,496

Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	2,337	99,953

Machinery-Diversified — 1.0%
Albany International Corp., Class A.	1,008	38,012
Columbus Mckinnon Corp.	14,010	372,106
DXP Enterprises, Inc.*	1,621	74,242

	Number
	of Shares	Value

Machinery-Diversified — (Continued)
Hurco Cos, Inc.	14,060	$479,868
Lindsay Corp.	734	64,284
Manitex International, Inc.*	43,592	512,206
Twin Disc, Inc.	26,596	489,100

		2,029,818

Media — 0.1%
EW Scripps Co. (The), Class A*	2,619	60,394
Scholastic Corp.	1,251	46,300

		106,694

Metal Fabricate/Hardware — 0.6%
Haynes International, Inc.	1,856	74,945
Mueller Industries, Inc.	2,467	85,876
NN, Inc.	31,473	872,117
RTI International Metals, Inc.*	2,995	83,471

		1,116,409

Mining — 0.3%
Century Aluminum Co.*	2,048	38,851
Kaiser Aluminum Corp.	1,268	95,797
Stillwater Mining Co.*	4,358	63,191
United States Lime & Minerals, Inc.	4,857	327,848
US Silica Holdings, Inc.	2,915	94,475

		620,162

Miscellaneous Manufacturing — 1.2%
Barnes Group, Inc.	3,127	125,143
CLARCOR, Inc.	4,982	327,865
EnPro Industries, Inc.	1,200	78,924
Federal Signal Corp.	4,418	72,853
John Bean Technologies Corp.	2,493	86,158
LSB Industries, Inc.*	1,372	51,560
Lydall, Inc.*	17,398	554,300
Myers Industries, Inc.	17,424	346,737
Proto Labs, Inc.*	4,941	351,206
Smith & Wesson Holding Corp.*	15,362	207,848
Sturm Ruger & Co., Inc.	968	50,297
Tredegar Corp.	2,414	49,632

		2,302,523

Office Furnishings — 0.1%
Interface, Inc.	5,654	114,154

Oil & Gas — 1.3%
Bill Barrett Corp.*	3,309	33,222
Bonanza Creek Energy, Inc.*	6,885	185,551
Carrizo Oil & Gas, Inc.*	1,709	81,331
Diamondback Energy, Inc.*	4,102	292,103

The accompanying notes are an integral part of the financial statements.

11

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2015

(Unaudited)

	Number
	of Shares	Value

Oil & Gas — (Continued)
Evolution Petroleum Corp.	61,333	$418,291
Gran Tierra Energy, Inc.*	14,480	36,634
Miller Energy Resources, Inc.*	40,623	68,653
Northern Oil and Gas, Inc.*	4,399	37,919
Ocean Rig UDW, Inc. (Cyprus)	3,031	24,248
PDC Energy, Inc.*	8,109	419,073
RSP Permian, Inc.*	12,611	342,515
Stone Energy Corp.*	3,087	52,294
Synergy Resources Corp.*	16,580	198,131
Trecora Resources*	18,665	269,336
WPX Energy, Inc.*	12,870	138,739

		2,598,040

Oil & Gas Services — 0.6%
Basic Energy Services, Inc.*	6,847	50,942
C&J Energy Services, Inc.*	3,996	54,465
CARBO Ceramics, Inc.	2,034	74,119
Flotek Industries, Inc.*	2,137	36,500
Matrix Service Co.*	4,096	76,186
Natural Gas Services Group, Inc.*	25,398	489,674
Newpark Resources, Inc.*	8,952	84,775
PHI, Inc., Non Voting Shares*	4,298	138,482
SEACOR Holdings, Inc.*	1,898	137,624
Tesco Corp. (Canada)	5,795	61,601
TETRA Technologies, Inc.*	9,639	57,545

		1,261,913

Packaging & Containers — 0.3%
AEP Industries, Inc.*	8,450	428,077
KapStone Paper and Packaging, Corp.	5,015	172,817

		600,894

Pharmaceuticals — 4.6%
Aerie Pharmaceuticals, Inc.*	9,284	261,066
Akorn, Inc.*	4,232	227,724
Aquinox Pharmaceuticals, Inc.*	12,926	126,028
Aratana Therapeutics, Inc.*	9,607	185,031
Auspex Pharmaceuticals, Inc.*	11,718	787,918
BioSpecifics Technologies Corp.*	4,027	156,892
Cempra, Inc.*	17,717	586,787
Depomed, Inc.*	32,944	723,120
Egalet Corp.*	11,180	167,812
Flamel Technologies S.A., ADR*	14,713	230,258
Foamix Pharmaceuticals Ltd. (Israel)*	28,632	256,543
Heron Therapeutics, Inc.*	22,894	297,393

	Number
	of Shares	Value

Pharmaceuticals — (Continued)
Heska Corp.*	9,094	$195,521
IGI Laboratories, Inc.*	23,437	269,994
Impax Laboratories, Inc.*	3,480	140,209
Imprimis Pharmaceuticals, Inc.*	33,805	257,932
Lannett Co., Inc.*	1,189	74,194
Mirati Therapeutics, Inc.*	10,750	255,527
Neogen Corp.*	1,733	88,643
Nevro Corp.*	8,861	370,656
Omega Protein Corp.*	16,210	173,123
Owens & Minor, Inc.	15,358	547,666
Pacira Pharmaceuticals*	1,650	189,370
Pernix Therapeutics Holdings, Inc.*	26,986	289,560
Prestige Brands Holdings, Inc.*	4,121	158,823
Receptos, Inc.*	2,087	264,298
Regulus Therapeutics, Inc.*	10,831	200,590
Relypsa, Inc.*	5,786	224,497
Sagent Pharmaceuticals*	1,360	36,965
Supernus Pharmaceuticals, Inc.*	27,928	251,073
Tetraphase Pharmaceuticals, Inc.*	4,516	178,201
uniQure B.V. (Netherlands)*	18,592	432,078
Xencor, Inc.*	13,548	211,349
XenoPort, Inc.*	27,322	187,156

		9,003,997

Real Estate — 0.5%
HFF, Inc., Class A	2,656	94,500
Marcus & Millichap, Inc.*	22,531	832,069

		926,569

REITS — 1.7%
Acadia Realty Trust	3,174	108,424
Agree Realty Corp.	5,460	179,252
American Assets Trust, Inc.	2,447	100,376
Associated Estates Realty Corp.	3,390	81,190
Aviv REIT, Inc.	1,658	59,655
Cedar Realty Trust, Inc.	12,473	93,298
Chesapeake Lodging Trust	3,277	116,530
CoreSite Realty Corp.	1,355	64,281
DiamondRock Hospitality Co.	7,911	114,551
EastGroup Properties, Inc.	1,543	97,209
EPR Properties	2,549	155,514
Franklin Street Properties Corp.	5,197	65,638
Geo Group, Inc. (The)	9,374	404,488
Getty Realty Corp.	3,180	57,367

The accompanying notes are an integral part of the financial statements.

12

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2015

(Unaudited)

	Number
	of Shares	Value

REITS — (Continued)
Government Properties, Income Trust	5,094	$119,149
Healthcare Realty Trust, Inc.	4,931	140,731
Kite Realty Group Trust	4,418	125,118
Lexington Realty Trust	5,515	59,727
LTC Properties, Inc.	2,216	98,900
Medical Properties Trust, Inc.	11,100	168,054
Pennsylvania Real Estate Investment Trust	5,900	134,402
Post Properties, Inc.	2,005	114,024
PS Business Parks, Inc.	1,372	114,123
Sabra Health Care REIT, Inc.	3,169	103,595
Saul Centers, Inc.	501	26,989
Sovran Self Storage, Inc.	1,313	120,822
UMH Properties, Inc.	30,478	288,322
Universal Health Realty Income Trust	1,755	89,207

		3,400,936

Retail — 8.3%
Ascena Retail Group, Inc.*	27,904	373,914
Barnes & Noble, Inc.*	2,744	68,326
Big 5 Sporting Goods Corp.	46,650	596,187
Biglari Holdings, Inc.*	1,530	665,871
BJ’s Restaurants, Inc.*	758	39,583
Bob Evans Farms, Inc.	1,254	73,459
Brown Shoe, Co., Inc.	2,536	76,080
Buckle, Inc.	1,784	89,735
Buffalo Wild Wings, Inc.*	3,292	629,167
Build-A-Bear Workshop, Inc.*	35,065	759,859
Burlington Stores, Inc.*	11,812	656,393
Cabela’s, Inc.*	6,482	352,880
Casey’s General Stores, Inc.	1,671	146,630
Cato Corp. (The), Class A	1,302	57,731
Childrens Place, Inc., (The)	7,086	403,831
Christopher & Banks Corp.*	70,600	353,000
Citi Trends, Inc.*	5,403	143,990
Cracker Barrel Old Country Store, Inc.	990	149,520
Dave & Buster’s Entertainment, Inc.*	12,030	375,336
Denny’s Corp*	25,501	293,517
DineEquity, Inc.	907	98,437
El Pollo Loco Holdings, Inc.*	7,221	177,564
Fiesta Restaurant Group, Inc.*	6,350	412,814
Flex Pharma, Inc.*	9,213	160,168

	Number
	of Shares	Value

Retail — (Continued)
Francesca’s Holdings Corp.*	21,513	$322,480
Fred’s, Inc., Class A	2,762	51,594
Good Times Restaurants, Inc.*	27,105	227,411
Gordmans Stores, Inc.*	138,170	543,008
Group 1 Automotive, Inc.	970	78,900
Haverty Furniture Cos., Inc.	1,761	40,591
Hibbett Sports, Inc.*	1,910	93,418
Jack In The Box, Inc.	6,282	607,407
Kate Spade & Co.*	5,312	182,998
Kirkland’s, Inc.*	11,746	279,202
Kona Grill, Inc.*	31,965	781,864
Lithia Motors, Inc., Class A	1,495	141,218
Lumber Liquidators Holdings, Inc.*	1,903	98,690
MarineMax, Inc.*	46,454	1,177,609
Mattress Firm Holding Corp.*	2,902	176,761
Men’s Wearhouse, Inc. (The)	2,500	125,475
New York & Co., Inc.*	77,790	174,250
Outerwall, Inc.	6,492	418,864
Papa John’s International, Inc.	8,238	509,438
PC Connection, Inc.	20,930	536,227
PCM, Inc.*	40,090	385,265
Pep Boys-Manny Moe & Jack (The)*	5,450	48,396
Popeyes Louisiana Kitchen, Inc.*	4,605	276,346
Rave Restaurant Group, Inc.*	12,611	164,195
Red Robin Gourmet Burgers, Inc.*	711	59,347
Restoration Hardware Holdings, Inc.*	3,729	328,525
Ruby Tuesday, Inc.*	42,092	276,965
Ruth’s Hospitality Group, Inc.	2,293	34,991
Sonic Automotive, Inc.	1,545	38,208
Sonic Corp.	2,998	95,306
Stage Stores, Inc.	12,293	263,316
Stein Mart, Inc.	3,665	60,253
Texas Roadhouse, Inc.	2,804	105,543
Travelcenters of America, LLC*	16,299	222,481
Tuesday Morning Corp.*	13,338	253,155
Zumiez, Inc.*	1,670	64,829

		16,398,518

Savings & Loans — 0.5%
Astoria Financial Corp.	5,686	74,600
Banc of California, Inc.	43,210	471,853
Brookline Bancorp, Inc.	9,875	95,590

The accompanying notes are an integral part of the financial statements.

13

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2015

(Unaudited)

	Number
	of Shares	Value

Savings & Loans — (Continued)
Dime Community Bancshares, Inc.	9,675	$150,544
Sterling Bancorp	6,871	94,270

		886,857

Semiconductors — 4.3%
Ambarella, Inc.*	3,619	207,694
Amtech Systems, Inc.*	39,460	426,957
AXT, Inc.*	111,960	306,770
Brooks Automation, Inc.	4,536	54,432
Cabot Microelectronics Corp.*	1,045	54,141
Cavium, Inc.*	5,698	390,256
CEVA, Inc.*	1,443	28,730
Cirrus Logic, Inc.*	3,525	106,138
Cohu, Inc.	42,174	459,275
Diodes, Inc.*	2,819	80,313
Exar Corp.*	3,753	40,232
Integrated Silicon Solution, Inc.	30,010	493,364
IPG Photonics Corp.*	4,846	464,731
Kulicke & Soffa Industries, Inc.*	3,484	55,744
Mattson Tech., Inc.*	45,485	217,418
Mellanox Technologies Ltd. (Israel)*	7,505	357,538
Microsemi Corp.*	4,990	160,878
MKS Instruments, Inc.	2,932	103,676
Monolithic Power Systems, Inc.	1,952	102,929
Nanometrics, Inc.*	2,355	42,107
Nova Measuring Instruments Ltd. (Israel)*	12,653	141,587
Power Integrations, Inc.	2,268	124,422
QLogic Corp.*	5,584	83,816
Rovi Corp.*	26,865	668,401
Rubicon Technology, Inc.*	59,300	258,548
Rudolph Technologies, Inc.*	57,241	705,781
Silicon Motion Technology Corp., ADR (Cayman Islands)	32,143	854,682
Tessera Technologies, Inc.	2,426	97,186
Tower Semiconductor Ltd. (Israel)*	48,645	782,698
Ultra Clean Holdings, Inc.*	67,660	558,872

		8,429,316

Software — 6.0%
American Software, Inc., Class A	25,721	247,950
Blackbaud, Inc.	2,160	98,064
Bottomline Technologies, Inc.*	2,060	54,549
Callidus Software, Inc.*	110,166	1,574,273

	Number
	of Shares	Value

Software — (Continued)
CSG Systems International, Inc.	34,927	$1,044,667
Cvent, Inc.*	19,125	553,669
Dealertrack Technologies, Inc.*	2,534	100,777
Ebix, Inc.	2,006	52,718
Everyday Health, Inc.*	11,642	166,481
Globant SA (Luxembourg)*	24,601	410,591
ImageWare Systems, Inc.*	74,109	140,807
InContact, Inc.*	43,073	504,385
InnerWorkings, Inc.*	47,010	298,513
Interactive Intelligence Group, Inc.*	1,203	51,055
MAM Software Group, Inc.*	46,876	260,162
ManTech International Corp., Class A	1,634	54,085
Mavenir Systems, Inc.*	16,727	243,712
Medidata Solutions, Inc.*	3,734	179,643
MicroStrategy, Inc., Class A*	492	87,743
Omnicell, Inc.*	2,250	78,863
Paycom Software, Inc.*	28,844	919,547
Pegasystems, Inc.	9,067	179,436
Progress Software Corp.*	4,675	127,815
Proofpoint, Inc.*	19,824	1,122,832
QAD, Inc., Class A	18,044	387,946
Qlik Technologies, Inc.*	11,683	378,997
Quality Systems, Inc.	6,661	115,768
Radware Ltd. (Israel)*	17,053	362,206
Rally Software Development Corp.*	27,602	328,464
Simulations Plus, Inc.	49,407	314,229
SolarWinds, Inc.*	7,333	372,003
Synchronoss Technologies, Inc.*	1,988	87,989
SYNNEX Corp.	1,242	94,703
Take-Two Interactive Software, Inc.*	5,044	133,616
Tyler Technologies, Inc.*	2,828	337,578
Verint Systems, Inc.*	5,628	342,604

		11,808,440

Telecommunications — 1.8%
ADTRAN, Inc.	4,465	96,131
Atlantic Tele-Network, Inc.	5,741	395,153
CalAmp Corp.*	2,647	50,690
Comtech Telecommunications Corp.	900	32,166
General Communication, Inc., Class A*	4,528	62,803

The accompanying notes are an integral part of the financial statements.

14

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Concluded)

February 28, 2015

(Unaudited)

	Number
	of Shares	Value

Telecommunications — (Continued)
GTT Communications, Inc.*	36,260	$562,393
Harmonic, Inc.*	6,829	53,334
Ixia*	6,177	70,294
LogMeIn, Inc.*	1,382	72,831
Lumos Networks Corp.	1,930	33,235
NeuStar, Inc., Class A*	21,321	565,433
NTELOS Holdings Corp.	21,312	96,330
ORBCOMM, Inc.*	43,502	247,961
Qorvo, Inc.*	—	29
ShoreTel, Inc.*	49,046	365,393
Spok Holdings, Inc.	2,865	53,260
Telephone & Data Systems, Inc.	24,714	628,724
ViaSat, Inc.*	2,534	165,572

		3,551,732

Textiles — 0.8%
G&K Services, Inc., Class A	1,071	77,101
UniFirst Corp.	11,894	1,413,363

		1,490,464

Transportation — 2.6%
Aegean Marine Petroleum Network (Marshall Islands)	17,346	254,292
Air Transport Services Group, Inc.*	51,154	459,874
Atlas Air Worldwide Holdings, Inc.*	2,112	95,779
Celadon Group, Inc.	2,164	56,805
Covenant Transportation Group, Inc., Class A*	9,478	301,874
Era Group, Inc.*	1,194	26,340
Forward Air Corp.	1,750	93,625
Heartland Express, Inc.	3,680	92,626
HUB Group, Inc., Class A*	3,609	145,695
Knight Transportation, Inc.	1,307	43,209

	Number
	of Shares	Value

Transportation — (Continued)
Marten Transport Ltd.	24,801	$575,135
Matson, Inc.	2,740	108,148
Old Dominion Freight Line, Inc.*	5,506	430,129
PAM Transportation Services, Inc.*	13,640	715,691
Saia, Inc.*	9,179	422,509
Swift Transportation, Co.*	13,279	375,530
Teekay Tankers Ltd., Class A (Marshall Islands)	40,861	239,037
UTI Worldwide, Inc. (British Virgin Islands)*	38,480	503,319
Werner Enterprises, Inc.	4,696	150,601

		5,090,218

Trucking & Leasing — 0.3%
General Finance Corp.*	54,869	509,733

Water — 0.3%
American States Water Co.	2,811	112,805
PICO Holdings, Inc.*	31,038	532,923

		645,728

TOTAL COMMON STOCKS (Cost $172,965,678)		187,496,325

TOTAL INVESTMENTS - 95.2% (Cost $172,965,678)		187,496,325

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%		9,480,667

NET ASSETS - 100.0%		$196,976,992

*	Non-income producing security.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

15

ALTAIR SMALLER COMPANIES FUND

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

ASSETS
Investments, at value (Cost $172,965,678)	$187,496,325
Cash	9,873,543
Receivables for:
Investments sold	1,358,511
Capital shares sold	40,000
Dividends	76,767
Prepaid expenses	17,836

Total assets	198,862,982

LIABILITIES
Payables for:
Investments purchased	1,661,223
Investment sub-advisory fees	202,245
Administration and accounting services fees	12,789
Other accrued expenses and liabilities	9,733

Total liabilities	1,885,990

Net Assets	$196,976,992

NET ASSETS CONSISTS OF
Par value	$18,320
Paid-in capital	185,917,391
Accumulated net investment loss	(189,771)
Accumulated net realized loss from investments	(3,299,595)
Net unrealized appreciation on investments	14,530,647

Net Assets	$196,976,992

CAPITAL SHARES:
Net Assets	$196,976,992

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	18,320,312

Net asset value, offering and redemption price per share	$10.75

The accompanying notes are an integral part of the financial statements.

16

ALTAIR SMALLER COMPANIES FUND

Statement of Operations

For The Period Ended February 28, 2015(1)

(Unaudited)

INVESTMENT INCOME
Dividends and interest (net of foreign taxes withheld of $1,190)	$429,224

Total investment income.	429,224

EXPENSES
Sub-Advisory fees (Note 2)	514,020
Administration and accounting services fees (Note 2)	48,739
Registration and filing fees	13,265
Custodian fees (Note 2)	12,300
Audit fees	7,444
Directors’ and officers’ fees	6,893
Printing and shareholder reporting fees	5,302
Transfer agent fees (Note 2)	4,855
Legal fees	3,181
Other expenses	2,996

Total expenses	618,995

Net investment loss	(189,771)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized loss from:
Investments	(3,299,595)
Net change in unrealized appreciation on:
Investments	14,530,647

Net realized and unrealized gain from investments	11,231,052

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,041,281

(1)	The Fund commenced investment operations on October 21, 2014.

The accompanying notes are an integral part of the financial statements.

17

ALTAIR SMALLER COMPANIES FUND

Statement of Changes in Net Assets

For the Period
Ended
February 28, 2015
(Unaudited)(1)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(189,771)
Net realized loss from investments	(3,299,595)
Net change in unrealized appreciation on investments	14,530,647

Net increase in net assets resulting from operations	11,041,281

CAPITAL TRANSACTIONS:
Proceeds from shares sold	187,519,447
Shares redeemed	(1,583,736)

Net increase in net assets from capital share transactions	185,935,711

Total increase in net assets	196,976,992

NET ASSETS
Beginning of period	—

End of period	$196,976,992

Accumulated net investment loss, end of period	$(189,771)

CAPITAL SHARE TRANSACTIONS:
Shares sold	18,474,000
Shares redeemed	(153,688)

Net increase in shares	18,320,312

(1)	The Fund commenced investment operations on October 21, 2014.

The accompanying notes are an integral part of the financial statements.

18

ALTAIR SMALLER COMPANIES FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the representative period. This information has been derived from information provided in the financial statements.

	For the period
	ended
	February 28, 2015
	(Unaudited)(1)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment loss(2)	(0.01)
Net realized and unrealized gain from investments	0.76

Net increase in net assets resulting from operations	0.75

Net asset value, end of period	$10.75

Total investment return(3)	7.50	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$196,977
Ratio of expenses to average net assets	1.16	%(5)
Ratio of net investment loss to average net assets	(0.36	)%(5)
Portfolio turnover rate	39	%(4)

(1)	The Fund commenced investment operations on October 21, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

19

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements

February 28, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and, a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-two active investment portfolios, including the Altair Smaller Companies Fund (the “Fund”), which commenced investment operations on October 21, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 82.373 billion shares are currently classified into one hundred and fifty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Portfolio Valuation– The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;
• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
	Total Value at	Level 1	Significant	Significant
	February 28,	Quoted	Observable	Unobservable
	2015	Price	Inputs	Inputs
Investments in Securities*	$187,496,325	$187,496,325	$ —	$ —

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended February 28, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s policy is to allocate investment income, expenses and unrealized and realized gains and losses among classes on a daily basis, when applicable. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion

21

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains (including net short-term capital gains), if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Altair Advisers LLC (“Altair” or the “Adviser”) serves as the Fund’s investment adviser. Aperio Group, LLC, Driehaus Capital Management LLC, Granite Investment Partners, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital LLC, and River Road Asset Management, LLC each serves as an investment sub-adviser (“Sub-Adviser”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination, and replacement, subject to approval by the Board of Directors. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. For their services, each Sub-Adviser is entitled to receive a fee based upon a percentage of the Fund’s average daily net assets, which will be paid by the Fund and not by the Adviser.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for out-of-pocket expenses it incurs in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.35% of the average daily net assets of the Fund. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account and could cause net total annual operating expenses to exceed 1.35%: acquired fund fees and expenses,

22

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes. This contractual limitation is in effect until at least October 20, 2015 and may not be terminated without approval by the Company’s Board of Directors. If at any time during the first three years the investment advisory agreement is in effect, the Fund’s total annual Fund operating expenses for that year are less than 1.35%, the Adviser may recoup any waived or reimbursed amounts from the Fund if such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. For the period ended February 28, 2015, the Adviser earned no fees and did not waive or reimburse any fees.

For the period October 21, 2014 through February 28, 2015, collectively, the Sub-Advisers earned fees of $514,020.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB. The Distributor is not affiliated with the Adviser, the Trust, or any other service provider.

3. Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Fund during the period ended February 28, 2015 was $2,719. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

4. Investment in Securities

For the period ended February 28, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$222,655,142	$46,385,399

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The

23

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements (Concluded)

February 28, 2015

(Unaudited)

Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$172,965,678

Gross unrealized appreciation	$18,654,881
Gross unrealized depreciation	(4,124,234)

Net unrealized appreciation	$14,530,647

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund though the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

24

ALTAIR SMALLER COMPANIES FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent six-month period ended June 30 will be available without charge, upon request, by calling (844) 261-6482 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

Approval of Investment Advisory Agreement and Sub-Advisory Agreements

As required by the Investment Company Act, the Board of Directors (the “Board”) of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered (1) the approval of the investment advisory agreement (the “Investment Advisory Agreement”) between Altair Advisers LLC (“Altair”) and the Company on behalf of the Fund, at meetings of the Board held on May 13, 2014 and September 16, 2014 and (2) the approval of the sub-advisory agreements (the “Sub-Advisory Agreements”) between Altair and each of Aperio Group (“Aperio”), Driehaus Capital Management LLC (“Driehaus”), Granite Investment Partners, LLC (“Granite”), Pacific Ridge Capital Partners, LLC (“Pacific Ridge”), Pier Capital LLC (“Pier Capital”), and River Road Asset Management, LLC (“River Road”) (the “Sub-Advisers”), at a meeting of the Board held on May 13, 2014. At the meetings, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and the Sub-Advisory Agreements for an initial period ending August 16, 2016. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreements reflects the exercise of its business judgment to approve the arrangements. In approving the Investment Advisory Agreement and the Sub-Advisory Agreements, the Board considered information provided by Altair and each of the Sub-Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement between the Company and Altair with respect to the Fund and the Sub-Advisory Agreements with the Sub-Advisers, the Directors took into account all the materials provided prior to and during the meetings, and the discussions held during the meetings. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by Altair and each Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Altair’s and the Sub-Advisers’ investment philosophies and processes; (iv) Altair’s and the Sub-Advisers’ assets under management and client descriptions; (v) Altair’s and the Sub-Advisers’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Altair’s and the Sub-Advisers’ advisory fee arrangement with the Company and other similarly managed clients, as applicable; (vii) Altair’s and the Sub-Advisers’ compliance procedures; (viii) Altair’s and the Sub-Advisers’ financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Lipper comparing the Fund’s management fees and total expense ratio to those of its Lipper peer group (“Lipper materials”); and (xi) performance information provided by Altair regarding a similarly managed account. The Directors also took into account at the September 16, 2014 meeting their review of updated Lipper materials distributed in advance of that meeting.

25

ALTAIR SMALLER COMPANIES FUND

Other Information (Concluded)

(Unaudited)

As part of their review, the Directors considered the nature, extent and quality of the services to be provided by Altair and each Sub-Adviser. The Directors concluded that Altair and each Sub-Adviser had substantial resources to provide services to the Fund.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement and the advisory fee rates payable by the Fund under the Sub-Advisory Agreements. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratio (before and after fee waivers and expense reimbursements) was compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. In addition, the Directors noted that Altair has contractually agreed to waive fees and reimburse expenses through December 31, 2016 to the extent that total annual Fund operating expenses exceed 1.35% of the Fund’s average daily net assets.

After reviewing the information regarding the Fund’s costs, profitability and economies of scale, and after considering the services to be provided by Altair and each Sub-Adviser, the Directors concluded that the investment advisory and sub-advisory fees to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreements should be approved for initial periods ending August 16, 2016.

26

ALTAIR SMALLER COMPANIES FUND

Privacy Notice

(Unaudited)

FACTS	WHAT DOES THE ALTAIR SMALLER COMPANIES FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information may include:

• Social Security number

• account balances

• account transactions

• transaction history

• wire transfer instructions

• checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Altair Smaller Companies Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your information	Does the Altair Smaller Companies Fund Share?	Can you limit this sharing?
For our everyday business purpose — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-844-261-6482

What we do

27

ALTAIR SMALLER COMPANIES FUND

Privacy Notice

(Unaudited)

How does the Altair Smaller Companies Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Altair Smaller Companies Fund collect my personal information?

We collect your personal information, for example, when you

•  open an account

•  provide account information

•  give us your contact information

•  make a wire transfer

•  tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes — information about your creditworthiness

•  affiliates from using your information to market to you

•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•  Our affiliates include Altair Advisers LLC, the investment adviser to the Altair Smaller Companies Fund.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Altair Smaller Companies Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

•  Altair Smaller Companies Fund may share your information with other financial institutions with whom they have joint marketing arrangements who may suggest additional fund services or other investments products which may be of interest to you. We do not currently have any joint marketing arrangements with other financial institutions.

28

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Investment Adviser

Altair Advisers LLC

303 West Madison Street

Chicago, IL 60606

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1700

Philadelphia, PA 19103

Legal Counsel

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

ALT-SAR15

BOGLE INVESTMENT MANAGEMENT

SMALL CAP

GROWTH FUND

of THE RBB FUND, INC.

SEMI-ANNUAL REPORT

FEBRUARY 28, 2015

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

SEMI-ANNUAL REPORT FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2015

(UNAUDITED)

Fellow Shareholder:

For the most recent semiannual reporting period ended February 28, 2015, the Bogle Investment Management Small Cap Growth Fund (the “Fund”) Investor shares returned -1.24% and the Institutional shares returned -1.20%, both net of fees, underperforming the Fund’s benchmark, the unmanaged Russell 2000® Index of small cap stocks (the “Benchmark”), which returned +5.70%. The Fund’s longer term annualized returns are shown in the chart below. The balance of this letter covers the market environment, performance attribution, Fund characteristics, and a discussion of some of the business and investment philosophies at Bogle Investment Management, L.P.

All Fund returns are presented net of fees and include the reinvestment of all dividends and other earnings. Multi-year period returns are annualized. Returns shown represent past performance and do not guarantee future results. Current performance may be lower or higher than the returns shown above. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns current to the most recent month-end may be obtained at 1-877-264-5346. The figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance quoted reflects fee waivers in effect and would have been less in their absence.

Indexes are unmanaged and it is not possible to invest directly in an index.

The Fund’s investment adviser, Bogle Investment Management, L.P., has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2015 to the extent that total annual Fund operating expenses (excluding certain items) exceed 1.25% and 1.35% for the Institutional Class and Investor Class, respectively. The Adviser, in its discretion, has the right to extend this waiver. The total expense ratios for the Institutional Class and Investor Class, as stated in the current prospectus dated December 31, 2014, are 1.32% and 1.42%, respectively.

Market Environment. Although U.S. equity markets advanced over the most recent semiannual period ended February 28, 2015, they did so amid greater market volatility. Market volatility, as measured by the VIX level of implied, expected volatility, spiked up above its long-term average in October, December and January. The rapid decline of oil prices dominated headlines, as it fell over -50% from the beginning of the period, on September 1, 2014, through late January. U.S. small cap equity stocks trended downward from the start of September through mid-October with the Benchmark losing more than -10%. The Benchmark rebounded strongly, however, rising more than +11% in the second half of October. While the Benchmark’s performance in November was essentially flat, December witnessed a return of intra-month volatility, dropping almost -3% in the first half of the month,

1

then gaining almost +6% in the second half to finish the month in positive territory. This see-saw pattern continued through the last two months of the period, with the Benchmark returning -3.22% in January and then gaining +5.94% in February.

For much of the semiannual period, investors tended to favor growth stocks over value stocks with the Russell 2000® Growth Index advancing +9.11%, compared with the Russell 2000® Value Index returning +2.31%. Investors did not seem to have a preference for small or large cap stocks over the period with the large cap Russell 1000® Index returning +6.00% compared to the small cap Russell 2000® return of +5.70%.

Performance Attribution. For the most recent semiannual reporting period, the Fund’s Investor Class of shares underperformed the Benchmark by -6.94%, net of all fees, and the Institutional Class of shares underperformed by -6.90%, net of all fees. The Fund’s underperformance was worst in October (Investor Class returning +0.63% compared to +6.59 for the Benchmark) and December (Investor Class returning -0.22% compared to +2.85% for the Benchmark). The Fund outperformed the Benchmark the final two months of the period from January 1 through February 28, returning +4.82% compared to +2.53% for the Benchmark. The Fund’s underperformance is attributed mostly to negative stock selection, though sector exposures (relative to the Benchmark) also had a negative impact. Although the Fund typically has only small sector exposure differences compared to the Benchmark, stocks in several sectors (including energy and industrial services) that were affected by the price of oil, experienced such steep declines that even small sector differences resulted in unusually negative relative performance.

Our investment process continues to be driven by a proprietary stock selection model that combines insights from longer-term fundamental financial data with non-fundamental, often shorter-term data. This combination can be thought of, conceptually, as the exploitation of investment opportunities created, primarily, by stocks with attractive financial characteristics that are not fully understood by the market, and secondarily, by opportunistically trading these securities when market data indicate that there is a statistical probability that their current prices will either revert toward, or start to diverge from, their short-term equilibrium price levels. Stocks that our model finds attractive will typically have some or most of the following characteristics when compared to their closest peers: more attractive free cash flow, less leverage and more transparent balance sheet, more conservative accounting, organic improvement in underlying business, less expensive share price, improving earnings outlook, and less controversy. Our non-fundamental models consider recent share price volatility and trends, trading volume, and other stock- and industry-group-specific market data to determine whether a stock is likely to diverge from or regress toward its shorter-term fundamental level. Our fundamental models tend to work best when markets are focused more on discriminating between similar stocks than on broader macroeconomic themes that tend to result in investors moving in unison into or out of broad groups or portfolios of stocks. During these latter environments we expect our non-fundamental signals to provide most of their value by finding both a greater number of opportunities from, and greater likelihood of success with, mispricings caused by investors trading more aggressively than normal.

During most market environments we expect some of our underlying models to contribute positively to performance and some to detract (due to the low correlations among individual models). However, in certain unusual market environments, the majority of our models might flounder at the same time. These environments tend to be shorter term in nature and are often triggered by some type of market shock or other event that causes investors to extrapolate the implications of the event across the economy, and thus stocks. We believe that the average investor tends to overreact during these periods, and while their behavior creates longer term opportunities for our models to exploit, it can cause our models to underperform in the short term. During the most recent semiannual period, the dramatic drop in the price of oil was such an event. Spot and expected future prices of oil have, of course, a significant impact on many companies directly, either as a component of revenue or a cost, but oil prices are also often interpreted as a bellwether of overall economic growth, which has a significant impact on corporate and individual confidence and spending. As investors scrambled last fall to extrapolate how the drop in price would affect the economy and their investments, our models struggled. As we have indicated in previous correspondence with you, these difficult periods are unpleasant, but they typically can set us up for a period of good relative performance. And as oil prices and equity markets stabilized in January and February, and the companies whose stock we own began to report their earnings, our models started to perform better. As long term investors we need to take some risks in seeking our goal of outperforming the Benchmark over full market cycles. There will always be shorter term periods of underperformance along the way. Although we never know how long these periods of underperformance will last, we have strong convictions that our models will be rewarded over the longer term.

2

For the semiannual period, the economic sector groups that detracted the most were energy minerals (stocks with negative contributions were Comstock Resources, CRK, and Penn West Petroleum, PWE) and industrial services (negative contributors included Pioneer Energy Services, PES, and Precision Drilling, PDS). Positive contributors included Core Mark, CORE, California Resources, CRC, and Lannet, LCI.

Fund Characteristics. As of the end of the most recent semiannual reporting period ended February 28, 2015, the Fund held 220 stocks, with the largest holding representing 1.75% of portfolio assets. As shown in the table to the right, the Fund looks similar to its investable universe across a variety of fundamental risk characteristics. As of February 28, 2015, the Fund’s median market capitalization was slightly smaller than its investable universe. The Fund’s median price-to-sales ratio was below its investable universe, reflecting the influence of our relative valuation model.

The Fund’s annualized active volatility (the variability of the difference between Fund and Benchmark performance, also called “tracking error”) was 6.6% during the most recent semiannual reporting period, close to the Fund’s long-term average of 6.4%. The Fund’s beta with the Benchmark, at approximately 1.05, was stable during the period.

Progress at Bogle Investment Management, L.P. At the end of February 2015, net assets in the Fund were $203.8 million. This 13% decline from the end of the Fund’s fiscal year, August 31, 2014, is due mostly to investment performance. We appreciate you staying the course with your investments during this recent period of difficult performance. We remain confident in our investment models over the long-term.

FUNDAMENTAL CHARACTERISTICS FEBRUARY 28, 2015
Median	BOGLX*	Investable Universe
Market Cap. (mil.)	$2,111	$3,395
Price/Historical Earnings	21.7x	23.1x
Price/Forward Earnings	19.4x	20.0x
Price/Sales	1.4x	2.2x
* The Bogle Small Cap Growth Fund Investor Shares. Median characteristics refer to the Fund’s holdings, not the Fund itself.

RISK STATISTICS* SEMIANNUAL PERIOD
Measurement	BOGLX	Russell 2000®
Standard Deviation	19.2%	17.2%
Active Volatility	6.6%
Beta with Russell 2000®	1.05
* Risk statistics apply to the Fund and benchmark. Standard deviation is a statistical measure of the range of performance. Active risk is the standard deviation of the difference between the Fund and benchmark performance. Beta is a measure of a portfolio’s sensitivity to market movement.

Although we currently have capacity to manage, under our current investment process and market conditions, an additional approximately $200 million, we continue to be content with the business approach that we’ve always had- that the Fund be “bought and not sold,” in other words, do no advertising, provide to high quality investors information about our investment process, and let investors decide whether it is a good fit in their portfolios.

As a reminder, information about the Fund, including sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, www.boglefunds.com. The net asset values (the “NAVs”) are updated daily while the other Fund information is updated quarterly.

As always, please let us know if there is any way we can improve your investment experience with us.

Respectfully,

Bogle Investment Management, L.P.

Management Office: 781-283-5000

Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)

The Russell 2000® Index is an index of stocks 1001 through 3000 in the Russell 3000® Index as ranked by total market capitalization. A direct investment in the index is not possible. The Russell ® Indexes are a trademark of the Frank Russell Company (“FRC”). FRC is the owner of the copyrights relating to the Russell Indexes and is the source of the Performance Values for the Russell Indexes.

3

Investing in small companies can involve more volatility, less liquidity and less available information than investing in large companies. The Fund may invest in undervalued securities which may not appreciate in value as anticipated or remain undervalued for long periods of time.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

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BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2014 through February 28, 2015, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	INSTITUTIONAL CLASS
	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2014	ENDING ACCOUNT VALUE FEBRUARY 28, 2015	EXPENSES PAID DURING PERIOD*
Actual	$1,000.00	$988.00	$6.16
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26

	INVESTOR CLASS
	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2014	ENDING ACCOUNT VALUE FEBRUARY 28, 2015	EXPENSES PAID DURING PERIOD*
Actual	$1,000.00	$987.60	$6.65
Hypothetical (5% return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total investment return for each class of (1.20)% for the Institutional Class and (1.24)% for the Investor Class.

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BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 28, 2015

(UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

SECURITY TYPE & SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE

COMMON STOCKS:
Financial	18.4%	$37,460,499
Consumer Cyclical	18.1	36,966,240
Consumer Growth	17.5	35,682,871
Technology	14.5	29,448,275
Energy	10.7	21,876,722
Communications	8.6	17,537,967
Industrial	7.4	15,056,046
Basic Industry	4.1	8,364,167
Utility	0.1	197,349
SHORT-TERM INVESTMENTS	0.9	1,886,654
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(643,123)

NET ASSETS	100.0%	$203,833,667

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

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BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS—99.4%
BASIC INDUSTRY—4.1%
AngloGold Ashanti Ltd., SP ADR *	199,212	$2,245,119
Braskem SA, SP ADR	25,198	229,050
Century Aluminum Co. *	64,673	1,226,847
Constellium NV, Class A *	54,778	1,035,852
Dominion Diamond Corp. *	51,749	879,733
Gerdau SA, SP ADR	348,132	1,242,831
Gold Fields Ltd., SP ADR	211,859	985,144
Mercer International, Inc. *	24,094	343,821
Schnitzer Steel Industries, Inc., Class A	3,535	55,500
United States Lime & Minerals, Inc.	209	14,108
Veritiv Corp. *	2,096	106,162

		8,364,167

COMMUNICATIONS—8.6%
1-800-Flowers.com, Inc., Class A *	42,648	532,247
CDW Corp.	53,545	2,014,898
comScore, Inc. *	9,866	508,987
Comverse, Inc. *	4,534	81,340
CTC Media, Inc.	85,727	360,911
Earthlink Holdings Corp.	35,122	149,971
EchoStar Corp., Class A *	35,272	1,917,033
ePlus, Inc. *	12,769	1,061,998
Inteliquent, Inc.	21,015	309,971
InterDigital, Inc.	10,973	580,143
LogMein, Inc. *	37,337	1,967,660
Marchex, Inc., Class B	20,987	86,676
McClatchy Co., (The), Class A *	742	1,721
NICE Systems Ltd., SP ADR	10,133	591,463
Novatel Wireless, Inc. *	16,399	86,259
Orbitz Worldwide, Inc. *	14,469	167,551
Qorvo, Inc. *	19,864	1,378,562
Radio One, Inc., Class D *	3,403	8,882
Sierra Wireless, Inc. (CA) *	48,958	1,838,862
Sohu.com, Inc. *	28,847	1,517,929
Straight Path Communications, Inc., Class B *	2,549	51,872
TechTarget, Inc. *	3,207	38,933
VASCO Data Security International, Inc. *	70,060	1,794,937
Web.com Group, Inc. *	27,404	489,161

		17,537,967

CONSUMER CYCLICAL—18.1%
Allison Transmission Holdings, Inc.	43,404	1,381,115
American Woodmark Corp. *	14,449	760,884

	NUMBER OF SHARES	VALUE
CONSUMER CYCLICAL—(CONTINUED)
Arctic Cat, Inc.	39,705	$1,447,644
Bassett Furniture Industries, Inc.	1,575	40,493
BJ’s Restaurants, Inc. *	13,214	690,035
Build-A-Bear Workshop, Inc. *	6,621	143,477
Burlington Stores, Inc. *	29,424	1,635,092
Citi Trends, Inc. *	18,315	488,095
Cooper Tire & Rubber Co.	9,966	379,306
Core-Mark Holding Co., Inc.	50,646	3,561,427
CST Brands, Inc.	37,290	1,552,383
Denny’s Corp. *	68,014	782,841
H&E Equipment Services, Inc.	34,414	842,455
HD Supply Holdings, Inc. *	55,183	1,628,174
HNI Corp.	35,663	1,818,813
Jack in the Box, Inc.	23,752	2,296,581
Jetblue Airways Corp. *	99,023	1,702,205
Marriott Vacations Worldwide Corp.	25,772	1,960,218
Meritor, Inc. *	122,827	1,755,198
Nautilus, Inc. *	20,725	316,264
Penn National Gaming, Inc. *	2,693	43,869
SeaWorld Entertainment, Inc.	30,085	563,793
Select Comfort Corp. *	41,333	1,326,789
Skechers U.S.A., Inc., Class A *	48,497	3,304,586
Steelcase, Inc., Class A	14,128	264,476
Strattec Security Corp.	327	22,239
Tower International, Inc. *	39,821	1,077,954
Universal Electronics, Inc. *	36,700	2,073,917
Visteon Corp. *	9,080	912,812
VOXX International Corp. *	12,309	105,857
Wabash National Corp. *	34,340	503,081
Zumiez, Inc. *	40,808	1,584,167

		36,966,240

CONSUMER GROWTH—17.5%
Acorda Therapeutics, Inc. *	47,963	1,623,068
Affymetrix, Inc. *	149,092	1,744,376
Alere, Inc. *	11,465	521,313
Alliance HealthCare Services, Inc. *	2,810	67,187
Anacor Pharmaceuticals, Inc. *	14,777	642,799
Andersons, Inc., (The)	1,852	81,988
ARC Document Solutions, Inc. *	11,948	101,080
Array BioPharma, Inc. *	56,548	450,122
Ascent Capital Group, Inc., Class A *	1,024	45,025

The accompanying notes are an integral part of the financial statements.

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BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE
CONSUMER GROWTH—(CONTINUED)
Avis Budget Group, Inc. *	17,460	$1,058,425
Bio-Rad Laboratories, Inc., Class A *	3,837	487,990
BioSpecifics Technologies Corp. *	3,782	147,347
Cambrex Corp. *	18,240	624,720
Centene Corp. *	25,238	1,551,127
China Biologic Products, Inc. *	306	23,440
Cia Brasileira de Distribuicao, SP PRF ADR	33,775	1,150,039
Civeo Corp.	98,734	389,012
Coca-Cola Bottling Co. Consolidated	369	38,520
CRA International, Inc. *	6,074	182,767
CTPartners Executive Search, Inc. *	1,053	7,287
Dyax Corp. *	108,964	1,646,446
Enzo Biochem, Inc. *	8,577	26,246
Enzon Pharmaceuticals, Inc.	58,661	61,594
Euronet Worldwide, Inc. *	3,988	225,322
Farmer Bros. Co. *	2,678	64,888
FibroGen, Inc. *	19,678	626,154
Five Prime Therapeutics, Inc. *	3,990	102,703
Genesis Healthcare, Inc. *	2,455	17,455
Health Net, Inc. *	48,716	2,793,863
HealthEquity, Inc. *	5,227	105,951
ICON PLC *	44,351	3,060,663
Infinity Pharmaceuticals, Inc. *	9,274	140,965
Ingles Markets, Inc., Class A	15,902	687,602
Insperity, Inc.	34,811	1,803,210
John B. Sanfilippo & Son, Inc.	2,233	82,733
K12, Inc. *	41,653	705,185
Lannett Co., Inc. *	41,011	2,559,086
LendingTree, Inc. *	5,092	270,080
Luminex Corp. *	21,929	345,162
Mannatech, Inc. *	1,521	34,998
MoneyGram International, Inc. *	84,751	719,960
Natus Medical, Inc. *	20,987	751,125
Net 1 UEPS Technologies, Inc. *	21,657	295,835
NuVasive, Inc. *	18,278	836,219
OncoGenex Pharmaceutical, Inc. *	10,856	24,915
OraSure Technologies, Inc. *	20,420	146,207
Orthofix International, N.V. *	3,179	103,095
PAREXEL International Corp. *	31,844	2,052,664

	NUMBER OF SHARES	VALUE
CONSUMER GROWTH—(CONTINUED)
RadNet, Inc. *	9,014	$78,963
SciClone Pharmaceuticals, Inc. *	42,921	330,921
Sucampo Pharmaceuticals, Inc. Class A *	4,011	61,689
United Therapeutics Corp. *	9,972	1,546,159
VCA , Inc. *	29,664	1,580,498
Viad Corp.	22,414	595,316
Willdan Group, Inc. *	17,275	244,441
XenoPort, Inc. *	2,471	16,926

		35,682,871

ENERGY—10.7%
C&J Energy Services, Inc. *	158,067	2,154,453
California Resources Corp.	386,566	2,767,812
Enerplus Corp.	186,291	1,885,265
Gulfmark Offshore, Inc.	114,429	1,881,213
Murphy USA, Inc. *	47,420	3,366,346
Pacific Drilling SA *	372,872	1,357,254
Pacific Ethanol, Inc. *	50,193	460,772
Parker Drilling Co. *	383,591	1,185,296
Penn West Petroleum Ltd.	339,177	685,138
Pioneer Energy Services Corp. *	187,661	998,357
REX American Resources Corp. *	31,332	1,703,208
Superior Energy Services, Inc.	92,037	2,059,788
WPX Energy, Inc. *	127,256	1,371,820

		21,876,722

FINANCIAL—18.4%
Aircastle, Ltd.	6,399	147,625
Ambac Financial Group, Inc. *	56,383	1,403,373
Assurant, Inc.	29,682	1,818,616
Assured Guaranty Ltd.	56,274	1,492,386
Bancorp, Inc., (The) *	1,529	14,281
Calamos Asset Management, Inc., Class A	64,348	821,724
Central Pacific Financial Corp.	11,769	269,981
East West Bancorp, Inc.	34,586	1,381,711
eHealth, Inc. *	74,732	680,061
Enova International, Inc. *	46,823	1,081,143
Evercore Partners, Inc., Class A	359	18,391
Federated National Holding Co.	20,106	581,666
First BanCorp Puerto Rico *	282,569	1,862,130
First Citizens BancShares, Inc., Class A	4,646	1,171,954

The accompanying notes are an integral part of the financial statements.

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BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE
FINANCIAL—(CONTINUED)
First Horizon National Corp.	121,014	$1,729,290
Gain Capital Holdings, Inc.	75,600	717,444
Genworth Financial, Inc., Class A *	219,556	1,701,559
Interactive Brokers Group, Inc., Class A	69,921	2,228,382
INTL. FCStone, Inc. *	1,171	31,886
Investment Technology Group, Inc. *	79,366	1,787,322
Janus Capital Group, Inc.	99,072	1,632,707
Maiden Holdings, Ltd.	400	5,724
Manning & Napier, Inc.	25,065	301,281
Marcus & Millichap, Inc. *	1,874	69,207
MBIA, Inc. *	216,318	1,946,862
Navigators Group, Inc., (The) *	19,776	1,477,465
Nelnet, Inc., Class A	40,141	1,871,373
Piper Jaffray Cos., Inc. *	47,588	2,605,443
Reinsurance Group of America, Inc.	24,449	2,183,540
Selective Insurance Group, Inc.	61,348	1,670,506
SLM Corp.	1,700	16,099
Springleaf Holdings, Inc. *	44,548	1,712,871
United Insurance Holdings Corp.	32,194	785,856
Universal Insurance Holdings, Inc.	426	10,607
WSFS Financial Corp.	2,959	230,033

		37,460,499

INDUSTRIAL—7.4%
AAON, Inc.	2,100	47,271
AMERCO, Inc.	1,482	484,347
Argan, Inc.	17,636	571,935
AU Optronics Corp., SP ADR	211,574	1,106,532
Blount International, Inc. *	102,740	1,704,457
Broadwind Energy, Inc. *	8,368	41,422
Chart Industries, Inc. *	58,296	2,036,862
China Digital TV Holding Co., Ltd., ADR	7,895	28,580
Continental Building Products, Inc. *	956	19,942
Covenant Transport, Inc., Class A *	18,160	578,396
Federal Signal Corp.	105,001	1,731,466
Flextronics International Ltd. *	107,619	1,310,799
GrafTech International Ltd. *	1,374	5,359

	NUMBER OF SHARES	VALUE
INDUSTRIAL—(CONTINUED)
Highpower International, Inc. *	102,905	$523,786
ITT Corp.	42,045	1,726,788
Mueller Water Products, Inc., Class A	60,724	556,232
PAM Transportation Services, Inc. *	3,317	174,043
SL Industries, Inc. *	546	21,158
Terex Corp.	71,296	1,954,223
Trex Co, Inc. *	5,731	288,556
US Concrete, Inc. *	475	14,488
USA Truck, Inc. *	3,349	101,977
ZAGG, Inc. *	3,562	27,427

		15,056,046

TECHNOLOGY—14.5%
Aspen Technology, Inc. *	49,066	1,894,193
Avid Technology, Inc. *	2,793	43,794
Brocade Communications Systems, Inc.	232,935	2,886,065
ChipMOS Technologies Bermuda Ltd.	2,505	58,667
DST Systems, Inc.	16,800	1,785,672
Envestnet, Inc. *	26,419	1,423,456
Fair Isaac Corp.	20,961	1,784,200
Fairchild Semiconductor International, Inc. *	53,189	927,616
FormFactor, Inc. *	61,188	600,866
Integrated Device Technology, Inc. *	167,443	3,456,024
Jive Software, Inc. *	50,375	254,898
Manhattan Associates, Inc. *	30,741	1,532,439
Marvell Technology Group Ltd.	127,345	2,052,801
Mattson Technology, Inc. *	81,163	387,959
MAXIMUS, Inc.	25,852	1,531,214
Merge Healthcare, Inc. *	49,779	199,116
Planar Systems, Inc. *	17,042	104,808
Progress Software Corp. *	19,418	530,888
Quality Systems, Inc.	86,865	1,509,714
Qualys, Inc. *	37,452	1,723,916
Sigma Designs, Inc.	12,701	93,606
Skyworks Solutions, Inc.	30,149	2,645,575
Sykes Enterprises, Inc. *	8,451	196,486
Tessera Technologies, Inc.	29,295	1,173,558
Tower Semiconductor Ltd. *	40,444	650,744

		29,448,275

UTILITY—0.1%
Pampa Energia SA, SP ADR *	15,334	197,349

TOTAL COMMON STOCKS (Cost $181,970,610)		202,590,136

The accompanying notes are an integral part of the financial statements.

9

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

FEBRUARY 28, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—0.9%
BofA Cash Reserves Fund	1,886,654	$1,886,654

TOTAL SHORT-TERM INVESTMENTS (Cost $1,886,654)		1,886,654

TOTAL INVESTMENTS—100.3% (Cost $183,857,264)		204,476,790

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.3)%		(643,123)

NET ASSETS—100.0%		$203,833,667

* Non-income producing

ADR—American Depositary Receipt

PLC—Public Limited Company

SP ADR—Sponsored American Depositary Receipt

SP PRF ADR—Sponsored Preferred American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

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BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2015

(UNAUDITED)

ASSETS
Investments, at value (cost $183,857,264)	$204,476,790
Receivables for:
Investments sold	5,010,285
Capital shares sold	461,569
Dividends and interest	117,609
Prepaid expenses and other assets	25,617

Total assets	210,091,870

LIABILITIES
Payables for:
Investments purchased	4,521,401
Capital shares redeemed	1,421,719
Investment advisory fees and shareholder servicing fees	153,795
Directors’ and officers’ fees	730
Other accrued expenses and liabilities	160,558

Total liabilities	6,258,203

Net assets	$203,833,667

NET ASSETS CONSIST OF
Capital stock, $0.001 par value	$6,321
Paid-in capital	173,967,010
Accumulated net investment loss	(571,409)
Accumulated net realized gain from investments	9,812,219
Net unrealized appreciation on investments	20,619,526

Net assets	$203,833,667

INSTITUTIONAL CLASS
Net assets	$100,617,627

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,089,124

Net asset value, offering and redemption price per share	$32.57

INVESTOR CLASS
Net assets	$103,216,040

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,231,572

Net asset value, offering and redemption price per share	$31.94

The accompanying notes are an integral part of the financial statements.

11

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015

(UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $14,616)	$758,782

Total investment income	758,782

EXPENSES
Advisory fees	1,022,355
Administration and accounting fees	147,759
Transfer agent fees	82,860
Shareholder servicing fees (Investor Class)	51,457
Custodian fees	34,827
Professional fees	24,907
Registration and filing fees	18,865
Printing and shareholder reporting fees	13,560
Directors’ and officers’ fees	13,400
Insurance fees	5,118
Other expenses	2,675

Total expenses before waivers	1,417,783
Less: waivers	(87,592)

Net expenses after waivers	1,330,191

Net investment loss	(571,409)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain from investments	13,571,558
Net change in unrealized depreciation on investments	(17,847,182)

Net realized and unrealized loss on investments	(4,275,624)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,847,033)

The accompanying notes are an integral part of the financial statements.

12

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(571,409)	$(1,554,746)
Net realized gain from investments	13,571,558	36,367,817
Net change in unrealized appreciation/(depreciation) on investments	(17,847,182)	18,834,972

Net increase/(decrease) in net assets resulting from operations	(4,847,033)	53,648,043

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Institutional Class	–	(211,232)
Investor Class	–	(92,941)
Net realized capital gains
Institutional Class	(13,849,300)	–
Investor Class	(13,815,545)	–

Net decrease in net assets from dividends and distributions to shareholders	(27,664,845)	(304,173)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	11,587,515	37,241,140
Reinvestment of distributions	13,557,227	205,141
Distributions for shares redeemed	(26,127,220)	(47,869,174)

Total from Institutional Class	(982,478)	(10,422,893)
Investor Class
Proceeds from shares sold	13,070,622	31,368,704
Reinvestment of distributions	13,118,880	87,771
Distributions for shares redeemed	(23,453,275)	(16,267,560)

Total from Investor Class	2,736,227	15,188,915

Net increase in net assets from capital share transactions	1,753,749	4,766,022

Total increase/(decrease) in net assets	(30,758,129)	58,109,892
NET ASSETS
Beginning of period	234,591,796	176,481,904

End of period	$203,833,667	$234,591,796

Accumulated net investment loss, end of period	$(571,409)	$–

The accompanying notes are an integral part of the financial statements.

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BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2014
INCREASE/(DECREASE) IN SHARES OUTSTANDING DERIVED FROM SHARE TRANSACTIONS:
Institutional Class
Shares sold	353,930	1,084,194
Shares reinvested	437,754	6,207
Shares redeemed	(800,103)	(1,346,938)

Total from Institutional Class	(8,419)	(256,537)

Investor Class
Shares sold	392,915	913,039
Shares reinvested	431,968	2,698
Shares redeemed	(708,813)	(475,125)

Total from Investor Class	116,070	440,612

Net increase in shares outstanding	107,651	184,075

The accompanying notes are an integral part of the financial statements.

14

BOGLE INVESTMENT MANAGEMENT

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FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	INSTITUTIONAL CLASS
	FOR THE SIX MONTHS ENDED 2/28/15 (UNAUDITED)		FOR THE YEAR ENDED 8/31/14	FOR THE YEAR ENDED 8/31/13	FOR THE YEAR ENDED 8/31/12	FOR THE YEAR ENDED 8/31/11	FOR THE YEAR ENDED 8/31/10
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$38.07		$29.49	$21.76	$19.38	$14.81	$14.03

Net investment income/(loss)*	(0.08)		(0.23)	0.10	(0.04)	(0.10)	(0.07)
Net realized and unrealized gain/(loss) from investments	(0.62)		8.87	7.63	2.42	4.67	0.85

Net increase/(decrease) in net assets resulting from operations	(0.70)		8.64	7.73	2.38	4.57	0.78

Dividends and distributions to shareholders from:
Net investment income	—		(0.06)	—	—	—	—
Net realized gain	(4.80)		—	—	—	—	—

Total dividends and distributions to shareholders	(4.80)		(0.06)	—	—	—	—

Net asset value, end of period	$32.57		$38.07	$29.49	$21.76	$19.38	$14.81

Total investment return(1)	(1.20	)%(3)	29.34%	35.52%	12.28%	30.86%	5.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$100,618		$117,923	$98,898	$48,526	$38,274	$31,714
Ratio of expenses to average net assets with waivers and reimbursements	1.25	%(2)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements	1.34	%(2)	1.32%	1.39%	1.51%	1.44%	1.51%
Ratio of net investment income/(loss) to average net assets	(0.51	)%(2)	(0.66)%	0.37%	(0.21)%	(0.48)%	(0.48)%
Portfolio turnover rate	88.18	%(3)	175.06%	237.59%	288.88%	302.71%	196.03%

*	Calculated based on average shares outstanding for the period.

(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Annualized.

(3)	Not annualized.

The accompanying notes are an integral part of the financial statements.

15

BOGLE INVESTMENT MANAGEMENT

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FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	INVESTOR CLASS
	FOR THE SIX MONTHS ENDED 2/28/15 (UNAUDITED)		FOR THE YEAR ENDED 8/31/14	FOR THE YEAR ENDED 8/31/13	FOR THE YEAR ENDED 8/31/12	FOR THE YEAR ENDED 8/31/11	FOR THE YEAR ENDED 8/31/10
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$37.45		$29.00	$21.42	$19.10	$14.61	$13.86

Net investment income/(loss)*	(0.10)		(0.26)	0.07	(0.07)	(0.12)	(0.09)
Net realized and unrealized gain/(loss) from investments	(0.61)		8.74	7.51	2.39	4.61	0.84

Net increase/(decrease) in net assets resulting from operations	(0.71)		8.48	7.58	2.32	4.49	0.75

Dividends and distributions to shareholders from:
Net investment income	—		(0.03)	—	—	—	—
Net realized gain	(4.80)		—	—	—	—	—

Total dividends and distributions to shareholders	(4.80)		(0.03)	—	—	—	—

Net asset value, end of period	$31.94		$37.45	$29.00	$21.42	$19.10	$14.61

Total investment return(1)	(1.24	)%(3)	29.28%	35.39%	12.15%	30.73%	5.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$103,216		$116,669	$77,584	$58,011	$74,155	$48,446
Ratio of expenses to average net assets with waivers and reimbursements	1.35	%(2)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without waivers and reimbursements	1.44	%(2)	1.43%	1.49%	1.60%	1.54%	1.62%
Ratio of net investment income/(loss) to average net assets	(0.61	)%(2)	(0.76)%	0.27%	(0.36)%	(0.58)%	(0.58)%
Portfolio turnover rate	88.18	%(3)	175.06%	237.59%	288.88%	302.71%	196.03%

*	Calculated based on average shares outstanding for the period.

(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Annualized.

(3)	Not annualized.

The accompanying notes are an integral part of the financial statements.

16

BOGLE INVESTMENT MANAGEMENT

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NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-two active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the “Fund”), which commenced investment operations on October 1, 1999. As of February 28, 2015, the Fund offers two classes of shares, Institutional Class and Investor Class.

RBB has authorized capital of one hundred billion shares of common stock of which 82.373 billion shares are currently classified into one hundred and fifty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TOTAL INVESTMENTS*	$204,476,790	$204,476,790	$ —	$ —

*	See Portfolio of Investments for detail on portfolio holdings.

17

BOGLE INVESTMENT MANAGEMENT

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund that require disclosure.

USE OF ESTIMATES — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund’s net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

18

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	INVESTMENT ADVISER AND OTHER SERVICES

Bogle Investment Management, L.P. (the “Adviser” or “Bogle”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.25% and 1.35% for the Institutional Class and Investor Class, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed 1.25% and 1.35%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2015 and may not be terminated without the approval of the Company’s Board. The Adviser may discontinue these arrangements at any time after December 31, 2015.

The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were reimbursed. For the six months ended February 28, 2015, investment advisory fees and waivers of the Fund were as follows:

GROSS ADVISORY FEES	WAIVERS	NET ADVISORY FEES
$1,022,355	$74,812	$947,543

The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

In addition to serving as the Fund’s investment adviser, Bogle provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund’s Investor Class.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

BNY Mellon has voluntarily agreed to waive a portion of its administration and accounting fees for the Fund. For the six months ended February 28, 2015, administration and accounting fees and waivers of the Fund were as follows:

GROSS ADMINISTRATION AND ACCOUNTING FEES	WAIVERS	NET ADMINISTRATION AND ACCOUNTING FEES
$147,759	$12,780	$134,979

19

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Fund will not pay The Bank of New York Mellon Corporation or any of its members or BNY Mellon’s affiliates at a later time for any amounts waived or any amounts assumed.

3.	DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out-of-pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 28, 2015 was $6,498. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

4.	INVESTMENT IN SECURITIES

For the six months ended February 28, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

INVESTMENT SECURITIES
PURCHASES	SALES
$182,344,753	$209,731,556

5.	FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2015, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
$183,857,264	$30,334,404	$(9,714,878)	$20,619,526

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net

20

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(UNAUDITED)

assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

CAPITAL LOSS CARRYFORWARD	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	UNREALIZED APPRECIATION
$—	$11,234,764	$13,069,863	$38,067,587

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividend and distributions paid during the fiscal year ended August 31, 2014 was as follows:

ORDINARY INCOME
2014	$304,173

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2014, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2014.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of August 31, 2014, the Fund did not have any pre- or post-enactment capital loss carryforwards. During the fiscal year ended August 31, 2014, the Fund utilized $10,532,621 of pre-enactment capital loss carryforwards.

6.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 264-5346 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

22

Investment Adviser

Bogle Investment Management, L.P.

2310 Washington Street

Suite 310

Newton Lower Falls, MA 02462

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

BOG-SAR15

CAMPBELL CORE TREND FUND

of

THE RBB FUND, INC.

SEMI-ANNUAL R EPORT

FEBRUARY 28, 2015

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

CAMPBELL CORE TREND FUND

PERFORMANCE DATA

(UNAUDITED)

  TOTAL RETURNS AS OF FEBRUARY 28, 2015*

Since Inception**
Campbell Core Trend Fund, Institutional Shares	6.20%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index***	0.00%
Barclay BTOP50 Index***	3.70%

*	Not annualized.

**	Inception date of the Fund is December 31, 2014.

***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call Campbell Core Trend Fund at 1-844-261-6488 for returns current to the most recent month-end.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards, spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should read carefully before investing.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio, as stated in the current prospectus dated December 30, 2014, is 1.62% and the Fund’s net operating expense ratio is 1.25%. Campbell & Company Investment Adviser LLC has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.25% of the Fund’s average daily net assets attributable to Institutional Shares. This contractual limitation is in effect until December 31, 2015 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

The Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. The index portfolio is equally weighted among the selected programs at the beginning of each calendar year and rebalanced annually. It is impossible to invest directly in an index.

Portfolio composition is subject to change.

1

CAMPBELL CORE TREND FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period from December 31, 2014 (commencement of operations) through February 28, 2015, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	INSTITUTIONAL SHARES

	BEGINNING ACCOUNT VALUE*	ENDING ACCOUNT VALUE FEBRUARY 28, 2015	EXPENSES PAID DURING PERIOD
Actual**	$1,000.00	$1,062.00	$2.03
Hypothetical (5% return before expenses)***	1,000.00	1,018.55	6.31

*	The Fund commenced operations on December 31, 2014.

**

Expenses equal to an annualized expense ratio for the period December 31, 2014 (commencement of operations) to February 28, 2015 of 1.26% for the Institutional Shares of the Fund, which includes waived fees or reimbursed expenses (including dividend and interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent period (57) then divided by 365 days. The annualized amount of interest expense was 0.01% for the period December 31, 2014 to February 28, 2015. Without this expense, the annualized expense ratio would have been 1.25%. The Fund’s ending account value on the first line in the table is based on the actual total return since inception for the Institutional Shares of the Fund of 6.20%.

***

For comparison purposes, the hypothetical expenses are as if the Fund had been in existence from September 1, 2014 and are equal to the Institutional Shares annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by 365.

2

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 28, 2015

(UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund.

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	61.2%	$6,499,792
OTHER ASSETS IN EXCESS OF LIABILITIES	38.8	4,125,198

NET ASSETS	100.0%	$10,624,990

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.

3

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 2015

(UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 61.2%
U.S. TREASURY OBLIGATIONS—61.2%
U.S. Treasury Bill	0.025%	04/16/15	$6,500,000	$6,499,792

TOTAL SHORT-TERM INVESTMENTS (Cost $ 6,499,792)				6,499,792

TOTAL INVESTMENTS — 61.2% (Cost $ 6,499,792)				$6,499,792

OTHER ASSETS IN EXCESS OF LIABILITIES — 38.8%				4,125,198

NET ASSETS — 100.0%				$10,624,990

*Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated financial statements.

4

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015

(UNAUDITED)

FUTURES CONTRACTS

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	March 2015	21	$2,599,841	$(3,302)
3-Month Euro Euribor	March 2016	20	4,753,919	2,018
90-DAY Bank Bill	June 2015	6	3,885,304	2,059
90-DAY Eurodollar Futures	March 2016	1	495,125	(75)
90-DAY Sterling Futures	March 2016	18	3,443,449	(3,126)
Amsterdam Index Futures	March 2015	4	420,418	12,697
Australian 10-Year Bond Futures	March 2015	11	1,023,225	5,325
Australian 3-Year Bond Futures	March 2015	46	3,751,780	21,737
CAC 40 10 Euro Futures	March 2015	7	377,454	10,413
Canadian 10-Year Bond	June 2015	11	1,252,740	11,191
Cotton No. 2 Futures	May 2015	1	32,025	440
DAX Index Future	March 2015	1	288,755	27,854
Euro STOXX 50	March 2015	7	265,348	15,868
Euro-Bobl Future	March 2015	85	11,413,510	36,592
Euro-Bund Future	March 2015	18	2,831,494	23,589
FTSE 100 Index Futures	March 2015	2	206,120	7,549
Hang Seng Index Futures	March 2015	2	159,558	284
IBEX 35 Index Futures	March 2015	2	243,156	6,503
London Mercantile Exchange Aluminum Futures	March 2015	7	318,813	(2,194)
London Mercantile Exchange Copper Futures	March 2015	2	280,490	15,410
London Mercantile Exchange Nickel Futures	March 2015	2	175,260	(6,678)
London Mercantile Exchange Zinc Futures	March 2015	3	160,594	(6,713)
Long Gilt Futures	June 2015	4	732,713	(494)
MSCI Taiwan Index	March 2015	6	214,240	620
Nasdaq 100 E-Mini	March 2015	4	344,680	10,720
Nikkei 225 Index Futures	March 2015	5	372,666	20,542
OMXS 30 Index Futures	March 2015	39	741,993	25,801
S&P 500 E-Mini Futures	March 2015	3	309,288	6,133
S&P/TSX 60 Index Futures	March 2015	3	282,025	2,464
SPI 200 Futures	March 2015	4	443,290	18,832
U.S. Treasury 10-Year Notes	June 2015	4	636,508	2,477
U.S. Treasury 5-Year Notes	July 2015	5	714,617	1,070
U.S. Treasury Long Bond	June 2015	3	482,367	3,164

			$43,652,765	$268,770

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
Brent Crude Futures	April 2015	2	$(99,736)	$(25,424)
Coffee ’C’ Future	May 2015	3	(178,650)	20,588
Corn Futures	May 2015	8	(157,238)	(63)
Gasoline RBOB Futures	April 2015	2	(147,428)	(18,715)
Gold 100 Oz Futures	April 2015	1	(121,000)	(310)
Live Cattle Futures	April 2015	2	(118,610)	(2,750)
London Mercantile Exchange Aluminum Futures	March 2015	15	(686,619)	8,150
London Mercantile Exchange Copper Futures	March 2015	3	(452,398)	8,548
London Mercantile Exchange Nickel Futures	March 2015	3	(262,458)	9,585
London Mercantile Exchange Zinc Futures	March 2015	6	(314,740)	6,978
Low Sulfer Gasoline Futures	April 2015	3	(167,525)	(6,700)
Natural Gas Futures	April 2015	3	(55,050)	370
Silver Futures	May 2015	1	(82,255)	(535)
Sugar No.11 (World)	May 2015	8	(129,965)	6,586
Wheat Futures	May 2015	5	(103,438)	838
WTI Crude Futures	April 2015	3	(156,380)	7,100

			$(3,233,490)	$14,246

Total Futures Contracts			$40,419,275	$283,016

The accompanying notes are an integral part of the consolidated financial statements.

5

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015

(UNAUDITED)

Forward foreign currency contracts outstanding as of February 28, 2015 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)

AUD	300,000	USD	240,449	March 2015	UBS	$(6,345)
AUD	300,000	USD	244,482	March 2015	UBS	(10,378)
CAD	400,000	USD	332,974	March 2015	UBS	(13,099)
CAD	300,000	USD	241,367	March 2015	UBS	(1,460)
CAD	100,000	USD	79,577	March 2015	UBS	392
CAD	100,000	USD	80,320	March 2015	UBS	(350)
CHF	604,442	USD	694,312	March 2015	UBS	(59,701)
CHF	200,000	USD	196,496	March 2015	UBS	13,486
CHF	173,593	USD	181,459	March 2015	UBS	798
CHF	114,765	USD	128,114	March 2015	UBS	(7,621)
CHF	107,200	USD	120,639	March 2015	UBS	(8,088)
EUR	400,000	USD	467,181	March 2015	UBS	(19,441)
EUR	400,000	USD	470,714	March 2015	UBS	(22,974)
EUR	200,000	USD	225,914	March 2015	UBS	(2,044)
EUR	100,000	USD	114,043	March 2015	UBS	(2,108)
GBP	500,000	USD	767,025	March 2015	UBS	4,780
GBP	400,000	USD	611,775	March 2015	UBS	5,669
GBP	100,000	USD	152,029	March 2015	UBS	2,332
GBP	100,000	USD	152,493	March 2015	UBS	1,868
GBP	100,000	USD	154,486	March 2015	UBS	(125)
JPY	99,150,000	USD	836,469	March 2015	UBS	(7,377)
JPY	51,150,000	USD	434,211	March 2015	UBS	(6,495)
JPY	44,400,000	USD	372,486	March 2015	UBS	(1,214)
JPY	7,900,000	USD	67,178	March 2015	UBS	(1,118)
MXN	8,000,000	USD	541,289	March 2015	UBS	(6,228)
MXN	2,400,000	USD	163,711	March 2015	UBS	(3,193)
MXN	1,500,000	USD	100,942	March 2015	UBS	(618)
MXN	300,000	USD	20,292	March 2015	UBS	(227)
MXN	300,000	USD	20,346	March 2015	UBS	(281)
NOK	1,600,000	USD	207,392	March 2015	UBS	1,190
NOK	1,100,000	USD	142,437	March 2015	UBS	963
NOK	800,000	USD	104,733	March 2015	UBS	(442)
NOK	400,000	USD	52,422	March 2015	UBS	(276)
NZD	300,000	USD	227,101	March 2015	UBS	(696)
NZD	200,000	USD	154,572	March 2015	UBS	(3,636)
NZD	100,000	USD	75,456	March 2015	UBS	12
SEK	2,900,000	USD	351,817	March 2015	UBS	(3,889)
SEK	1,100,000	USD	135,601	March 2015	UBS	(3,628)
SEK	800,000	USD	97,026	March 2015	UBS	(1,046)
SEK	400,000	USD	50,010	March 2015	UBS	(2,020)
SGD	600,000	USD	449,024	March 2015	UBS	(9,024)
SGD	600,000	USD	449,125	March 2015	UBS	(9,125)
SGD	300,000	USD	222,541	March 2015	UBS	(2,541)
SGD	100,000	USD	73,671	March 2015	UBS	(338)
USD	652,671	AUD	800,000	March 2015	UBS	28,393

The accompanying notes are an integral part of the consolidated financial statements.

6

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)

USD	316,505	AUD	400,000	March 2015	UBS	$4,366
USD	159,196	AUD	200,000	March 2015	UBS	3,126
USD	78,320	AUD	100,000	March 2015	UBS	286
USD	78,050	AUD	100,000	March 2015	UBS	16
USD	77,570	AUD	100,000	March 2015	UBS	(465)
USD	1,106,485	CAD	1,300,000	March 2015	UBS	66,890
USD	164,437	CAD	200,000	March 2015	UBS	4,499
USD	80,174	CAD	100,000	March 2015	UBS	205
USD	78,366	CAD	100,000	March 2015	UBS	(1,603)
USD	495,642	CHF	500,000	March 2015	UBS	(29,314)
USD	404,641	CHF	400,000	March 2015	UBS	(15,324)
USD	315,963	CHF	300,000	March 2015	UBS	989
USD	106,340	CHF	100,000	March 2015	UBS	1,349
USD	98,987	CHF	100,000	March 2015	UBS	(6,004)
USD	1,798,580	EUR	1,500,000	March 2015	UBS	119,555
USD	697,404	EUR	600,000	March 2015	UBS	25,794
USD	573,346	EUR	500,000	March 2015	UBS	13,671
USD	116,123	EUR	100,000	March 2015	UBS	4,188
USD	456,638	GBP	300,000	March 2015	UBS	(6,445)
USD	155,755	GBP	100,000	March 2015	UBS	1,394
USD	150,226	GBP	100,000	March 2015	UBS	(4,135)
USD	1,119,187	JPY	133,900,000	March 2015	UBS	(484)
USD	342,268	JPY	40,400,000	March 2015	UBS	4,444
USD	189,400	JPY	22,500,000	March 2015	UBS	1,255
USD	86,652	JPY	10,300,000	March 2015	UBS	523
USD	80,793	JPY	9,600,000	March 2015	UBS	518
USD	884,637	MXN	13,100,000	March 2015	UBS	8,474
USD	322,338	MXN	4,800,000	March 2015	UBS	1,301
USD	127,622	MXN	1,900,000	March 2015	UBS	545
USD	73,452	MXN	1,100,000	March 2015	UBS	(119)
USD	60,283	MXN	900,000	March 2015	UBS	89
USD	751,426	NOK	5,600,000	March 2015	UBS	21,388
USD	91,418	NOK	700,000	March 2015	UBS	163
USD	79,499	NOK	600,000	March 2015	UBS	1,281
USD	52,519	NOK	400,000	March 2015	UBS	373
USD	52,421	NOK	400,000	March 2015	UBS	275
USD	227,395	NZD	300,000	March 2015	UBS	991
USD	222,469	NZD	300,000	March 2015	UBS	(3,935)
USD	155,720	NZD	200,000	March 2015	UBS	4,784
USD	74,454	NZD	100,000	March 2015	UBS	(1,014)
USD	854,504	SEK	6,600,000	March 2015	UBS	62,669
USD	788,928	SEK	6,500,000	March 2015	UBS	9,090
USD	134,673	SEK	1,100,000	March 2015	UBS	2,700
USD	73,471	SEK	600,000	March 2015	UBS	1,486
USD	23,746	SEK	200,000	March 2015	UBS	(249)
USD	12,089	SEK	100,000	March 2015	UBS	91
USD	12,085	SEK	100,000	March 2015	UBS	87
USD	1,283,512	SGD	1,700,000	March 2015	UBS	36,846
USD	743,377	SGD	1,000,000	March 2015	UBS	10,044

The accompanying notes are an integral part of the consolidated financial statements.

7

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)

FEBRUARY 28, 2015

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)

USD	298,101	SGD	400,000	March 2015	UBS	$4,768
USD	221,804	SGD	300,000	March 2015	UBS	1,804
USD	152,186	ZAR	1,800,000	March 2015	UBS	(1,513)
USD	136,238	ZAR	1,600,000	March 2015	UBS	(384)
USD	102,998	ZAR	1,200,000	March 2015	UBS	532
USD	25,506	ZAR	300,000	March 2015	UBS	(111)
ZAR	2,200,000	USD	189,216	March 2015	UBS	(1,361)
ZAR	1,300,000	USD	112,079	March 2015	UBS	(1,074)
ZAR	900,000	USD	77,614	March 2015	UBS	(764)
ZAR	100,000	USD	8,692	March 2015	UBS	(153)

Total Forward Foreign Currency Contracts						$191,135

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DAX	Deutscher Aktienindex
EUR	Euro
GBP	British Pound
IBEX	Index of the Bolsa de Madrid
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RBOB	Reformulated Blendstock for Oxygenate Blending
SEK	Swedish Krona
SGD	Singapore Dollar
TSX	Toronto Stock Exchange
UBS	UBS AG
USD	United States Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

8

CAMPBELL CORE TREND FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2015

(UNAUDITED)

ASSETS
Investments, at value (cost $6,499,792)	$6,499,792
Cash	2,497,834
Cash collateral on futures contracts and forward foreign currency contracts	1,013,025
Foreign Cash (Cost $410,739)	408,400
Receivables for:
Variation margin	6,550
Due from Adviser	13,179
Prepaid expenses	20,838
Unrealized appreciation on forward foreign currency contracts	482,732

Total assets	10,942,350

LIABILITIES
Payables for:
Administration and accounting fees	6,049
Directors’ and officers’ fees	1,374
Transfer agent fees	1,121
Custodian fees	612
Unrealized depreciation on forward foreign currency contracts	291,597
Other accrued expenses and liabilities	16,607

Total liabilities	317,360

Net Assets	$10,624,990

NET ASSETS CONSIST OF
Capital stock, $0.001 Par value	$1,000
Paid-in capital	9,999,000
Accumulated net investment loss	(20,247)
Accumulated net realized gain from futures transactions, foreign currency transactions and forward foreign currency contracts	173,425
Net unrealized appreciation on futures transactions, foreign currency translation and forward foreign currency contracts	471,812

Net assets	$10,624,990

INSTITUTIONAL SHARES
Net assets	$10,624,990

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,000,000

Net asset value, offering price per share	$10.62

The accompanying notes are an integral part of consolidated financial statements.

9

CAMPBELL CORE TREND FUND

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED

FEBRUARY 28, 2015(1)

(UNAUDITED)

INVESTMENT INCOME
Interest	$265

Total investment income	265

EXPENSES
Advisory fees (Note 2)	17,112
Administration and accounting fees (Note 2)	23,464
Audit and tax service fees	9,422
Registration and filing fees	5,273
Transfer agent fees (Note 2)	5,120
Legal fees	3,825
Directors’ and officers’ fees	3,330
Custodian fees (Note 2)	3,197
Printing and shareholder reporting fees	1,952
Interest expense	141
Other expenses	1,132

Total expenses before waivers and reimbursements	73,968
Less: waivers and reimbursements (Note 2)	(53,456)

Net expenses after waivers and reimbursements	20,512

Net investment loss	(20,247)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Futures	173,764
Foreign currency transactions	(339)

Net realized gain/(loss) from investments	173,425

Net change in unrealized appreciation/(depreciation) on:
Futures	283,016
Foreign currency translation	(2,339)
Forward foreign currency contracts	191,135

Net change in unrealized appreciation/(depreciation) on investments	471,812

Net realized and unrealized gain from investments	645,237

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$624,990

(1)	The Fund commenced investment operations on December 31, 2014.

The accompanying notes are an integral part of consolidated financial statements.

10

CAMPBELL CORE TREND FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED FEBRUARY 28, 2015 (UNAUDITED)(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(20,247)
Net realized gain from futures transactions and foreign currency transactions	173,425
Net change in unrealized appreciation/(depreciation) on futures transactions, foreign currency translation and forward foreign currency contracts	471,812

Net increase in net assets resulting from operations	624,990

CAPITAL TRANSACTIONS:
Institutional Shares
Proceeds from shares sold	10,000,000

Total Institutional Shares	10,000,000

Net increase in net assets from capital share transactions	10,000,000

Total increase in net assets	10,624,990

NET ASSETS
Beginning of period	—

End of period	$10,624,990

Accumulated net investment loss, end of period	$(20,247)

SHARE TRANSACTIONS:
Institutional Shares
Shares sold	1,000,000

Total Institutional Shares	1,000,000

Net increase in shares	1,000,000

(1)	The Fund commenced investment operations on December 31, 2014.

The accompanying notes are an integral part of consolidated financial statements.

11

CAMPBELL CORE TREND FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the consolidated financial statements.

	INSTITUTIONAL SHARES

	FOR THE PERIOD ENDED FEBRUARY 28, 2015 (UNAUDITED)(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00

Net investment loss(2)		(0.02)
Net realized and unrealized gain from investments	0.64

Net increase in net assets resulting from operations	0.62

Net asset value, end of period	$10.62

Total investment return(3)	6.20	%(4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$10,625
Ratio of expenses to average net assets with waivers and reimbursements (including interest expense)	1.26	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding interest expense)	1.25	%(5)
Ratio of expenses to average net assets without waivers and reimbursements (including interest expense)	4.54	%(5)
Ratio of net investment loss to average net assets	(1.24	)%(5)
Portfolio turnover rate	0.00	%(4)

(1)	The Fund commenced investment operations on December 31, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

12

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-two active investment portfolios, including the Campbell Core Trend Fund (the “Fund”), which commenced investment operations on December 31, 2014. The Fund offers Institutional Class shares.

RBB has authorized capital of one hundred billion shares of common stock of which 82.373 billion shares are currently classified into one hundred and fifty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

CONSOLIDATION OF SUBSIDIARY — The Fund pursues its investment objective by allocating (i) up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Offshore Limited (the “Subsidiary”), that employs the Adviser’s Campbell Core Trend Program and (ii) the remainder of its assets directly in an actively managed, short duration fixed-income portfolio. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of February 28, 2015, the net assets of the Subsidiary were $2,201,179, which represented 20.7% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	quoted prices in active markets for identical securities;

● Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s investments carried at fair value:

	TOTAL FAIR VALUE AT FEBRUARY 28, 2015	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Short-Term Investments	$6,499,792	$—	$6,499,792	$—
Commodity Contracts Futures	84,593	84,593	—	—
Equity Contracts Futures	166,280	166,280	—	—
Interest Rate Contracts Futures	109,222	109,222	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	482,732	—	482,732	—

Total Assets	$7,342,619	$360,095	$6,982,524	$—

	TOTAL FAIR VALUE AT FEBRUARY 28, 2015	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Commodity Contracts Futures	$(70,082)	$(70,082)	$—	$—
Interest Rate Contracts Futures	(6,997)	(6,997)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(291,597)	—	(291,597)	—

Total Liabilities	$(368,676)	$(77,079)	$(291,597)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had

14

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended February 28, 2015, the Fund had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the period ended February 28, 2015, the Fund used long and short contracts on foreign currencies and U.S. and foreign equity market indices, U.S. and foreign government bonds, and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of February 28, 2015.

The following table lists the fair values of the Fund’s derivative holdings as of February 28, 2015 grouped by contract type and risk exposure category.

	CONSOLIDATED
	STATEMENT
	OF ASSETS AND		INTEREST	FOREIGN
	LIABILITIES	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Asset Derivatives

Forward Contracts	Unrealized appreciation on forward foreign currency contracts	$—	$—	$482,732	$—	$482,732

Futures Contracts(a)	Receivable: Variation Margin	166,280	109,222	—	84,593	360,095

Total Value - Assets		$166,280	$109,222	$482,732	$84,593	$842,827

Liability Derivatives

Forward Contracts	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(291,597)	$—	$(291,597)

Futures Contracts(a)	Receivable: Variation Margin	—	(6,997)	—	(70,082)	(77,079)

Total Value - Liabilities		$—	$(6,997)	$(291,597)	$(70,082)	$(368,676)

(a)

This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day’s variation margin receivable from/payable to brokers.

15

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

The following table lists the amounts of realized gains or (losses) included in net increase in net assets resulting from operations for the period ended February 28, 2015, grouped by contract type and risk exposure.

CONSOLIDATED
	STATEMENT OF		INTEREST	FOREIGN
	OPERATIONS	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Realized Gain (Loss)

Futures Contracts	Net realized gain (loss) from Futures	$16,217	$155,908	$—	$1,639	$173,764

The following table lists the amounts of change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended February 28, 2015, grouped by contract type and risk exposure.

	CONSOLIDATED
	STATEMENT OF		INTEREST	FOREIGN
	OPERATIONS	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	LOCATION	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL

Change in unrealized appreciation (depreciation)

Futures Contracts	Net change in unrealized appreciation (depreciation) from Futures	$166,280	$102,225	$—	$14,511	$283,016

Forward Contracts	Net change in unrealized appreciation (depreciation) from Forward Foreign Currency Contracts	—	—	191,135	—	191,135

Total change in unrealized appreciation (depreciation)		$166,280	$102,225	$191,135	$14,511	$474,151

16

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

For the period ended February 28, 2015, the Fund’s average volume of derivatives is as follows:

		FORWARD FOREIGN	FORWARD FOREIGN
LONG FUTURES	SHORT FUTURES	CURRENCY	CURRENCY
NOTIONAL	NOTIONAL	CONTRACTS — PAYABLE	CONTRACTS — RECEIVABLE
COST	COST	(VALUE AT TRADE DATE)	(VALUE AT TRADE DATE)
$43,652,765	$(3,233,490)	$(29,411,887)	$29,411,887

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not				Gross Amount Not
	Gross Amount	Offset			Gross Amount	Offset
	Presented in the	in Consolidated			Presented in the	in Consolidated
	Consolidated	Statement of			Consolidated	Statement of
	Statement of	Assets and Liabilities			Statement of	Assets and Liabilities
	Assets and	Financial	Collateral	Net	Assets and	Financial	Collateral	Net
Description	Liabilities	Instruments	Received	Amount(1)	Liabilities	Instruments	Pledged	Amount(2)

	Assets				Liabilities
Forward Foreign Currency Contracts	$482,732	($291,597)	$—	$191,135	$291,597	($291,597)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Net amount represents the net amount payable from the counterparty in the event of default.

USE OF ESTIMATES — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial consolidated statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of

17

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

18

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk

19

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the Fund’s investment adviser. The Adviser is a wholly-owned subsidiary of Campbell & Company, LP. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 1.05% of the Fund’s average daily net assets.

Campbell has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to 1.25% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.25%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2015 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.25%, the Adviser may recoup from the Fund any waived amount or other payments remitted by the Adviser within three years from the date on which such waiver or reimbursement was made if such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

For the period ended February 28, 2015, investment advisory fees accrued and waived were $17,112 and fees reimbursed by the Adviser were $13,178. At February 28, 2015, the amount of potential recovery by the Adviser was as follows:

EXPIRATION

2018
$30,290

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees. For the period ended February 28, 2015, BNY Mellon accrued administration and accounting fees totaling $23,464 and waived fees totaling $16,666.

Included in the administration and accounting service fees, shown on the Consolidated Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

20

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONCLUDED)

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended February 28, 2015, BNY Mellon accrued transfer agent fees totaling $5,120 and waived fees totaling $4,000.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended February 28, 2015, the Custodian accrued custodian fees totaling $3,197 and waived fees totaling $2,500.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Fund during the period ended February 28, 2015 was $24. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

4. INVESTMENT IN SECURITIES

For the period ended February 28, 2015, there were no purchases and sales of investment securities for the Fund excluding short term investments for cash management purposes.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2015, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
$6,499,792	$—	$—	$—

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements.

21

CAMPBELL CORE TREND FUND

OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (844) 261-6488 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between Campbell & Company Investment Adviser LLC (“Campbell”) and the Company (the “Investment Advisory Agreement”) on behalf of the Fund at a meeting of the Board held on November 18, 2014 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial two-year term. In approving the Investment Advisory Agreement, the Board considered information provided by Campbell with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement between the Company and Campbell with respect to the Fund, the Directors took into account all the materials provided in advance of the Meeting, including the Lipper materials, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of Campbell’s services to be provided to the Fund; (ii) descriptions of the experience and qualifications of Campbell’s personnel providing those services; (iii) Campbell’s investment philosophies and processes; (iv) Campbell’s assets under management and client descriptions; (v) Campbell’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Campbell’s advisory fee arrangement with the Company and other similarly managed clients; (vii) Campbell’s compliance policies and procedures; (viii) Campbell’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; and (x) a report prepared by Lipper comparing the Fund’s management fees and total expense ratio to those of its Lipper peer group (“Lipper materials”).

At the Meeting, as part of their review, the Directors considered the nature, extent and quality of the services provided by Campbell. The Directors concluded that Campbell had substantial resources to provide services to the Fund. At the Meeting, the Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the fees to be paid by the Fund and the Fund’s total operating expense ratio (before and after fee waivers and expense reimbursements) was compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. In addition, the Directors noted that Campbell has contractually agreed to waive management fees and reimburse expenses through December 31, 2015 to the extent that total annual Fund operating expenses exceed 1.25% of the Fund’s average daily net assets.

After reviewing the information regarding the Fund’s costs, Campbell’s estimated profitability and economies of scale, and after considering Campbell’s services, the Directors concluded that the investment advisory fees to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial two-year period ending August 16, 2016. The Board also determined that, based on the information it had received from Campbell regarding the potential change of control of the firm, its approval of the Investment Advisory Agreement with Campbell would also institute its approval of the Investment Advisory Agreement with Campbell under the new ownership structure provided the change of control occurs prior to the commencement of operations of the Fund.

22

CAMPBELL CORE TREND FUND

PRIVACY NOTICE

(UNAUDITED)

Campbell Core Trend Fund

FACTS	WHAT DOES THE CAMPBELL CORE TREND FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●Social Security number

●account balances

●account transactions

●transaction history

●wire transfer instructions

●checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Campbell Core Trend Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your information	Does the Campbell Core Trend Fund Share?	Can you limit this sharing?
For our everyday business purpose — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For affiliates’ everyday business purposes — information about your transactions and experiences	Yes	Yes
For affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-844-261-6488

23

CAMPBELL CORE TREND FUND

PRIVACY NOTICE

(UNAUDITED)

What we do
How does the Campbell Core Trend Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Campbell Core Trend Fund collect my personal information?

We collect your personal information, for example, when you

•  open an account

•  provide account information

•  give us your contact information

•  make a wire transfer

•  tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes — information about your creditworthiness

•  affiliates from using your information to market to you

•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• Our affiliates include Campbell Core Trend Fund’s investment adviser, Campbell & Company Investment Adviser LLC.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Campbell Core Trend Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Campbell Core Trend Fund does not jointly market.

24

Investment Adviser

Campbell & Company Investment Adviser LLC

2850 Quarry Lake Drive

Baltimore, Maryland 21209

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

CAM-SAR15

FREE MARKET U.S. EQUITY FUND

FREE MARKET INTERNATIONAL EQUITY FUND

FREE MARKET FIXED INCOME FUND

of

THE RBB FUND, INC.

SEMI-ANNUAL REPORT

February 28, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

FREE MARKET FUNDS

Semi-Annual Investment Adviser’s Report

February 28, 2015

(Unaudited)

Dear Shareholder,

The Free Market Funds (the “Funds”) have continued to gain assets and have well surpassed the $5 billion mark. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

Over the past six months ended February 28, 2015, investors who remained invested and diversified have continued to experience the gains from the upward rally in the markets (despite a few bumps along the way). Global equity markets over the past six months ended February 28, 2015 have risen 1.18% as measured by the MSCI All Country World Index. Furthermore, U.S. stocks performed better than international stocks with the S&P 500 Index returning 6.12% over the six months ended February 28, 2015. The Barclays Capital US Government/Credit Intermediate Bond Index was also in the positive with a return of 1.34% for the last six months ended February 28, 2015.

Matson Money, Inc. (“Matson Money”) strives to deliver the performance of capital markets and add value through Free Market Investment strategies and Structured Market Portfolios. Grounded in the conviction that free markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing provides both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

Sound economic and financial research has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks1. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. The Funds deliberately target specific risk and return trade offs. The Funds are broadly diversified and designed to work together in your total investment plan.

We invite you to contact your financial professional or explore our website, www.MatsonMoney.com, to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’s investment philosophy, process and people.

Daniel J. List

Chief Compliance Officer and Vice President of Portfolio Management

Matson Money, Inc.

[1]	Fama, Eugene F., and Kenneth R. French, 1992 “The cross-section of Expected Stock Returns”, Journal of Finance 47 (June), pp. 427-465.

1

FREE MARKET FUNDS

Performance Data

(Unaudited)

                                         Free Market U.S. Equity Fund

Total Returns for the Periods Ended February 28, 2015
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market U.S. Equity Fund	2.33%	7.93%	17.66%	16.10%	9.71%
Russell 2500® Index	5.12%	8.24%	17.45%	16.89%	9.21%
Composite Index***	4.42%	9.30%	16.96%	15.40%	7.43%

*	Not annualized.
**	Annualized — The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.83% (included in the ratio is 0.23% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $17.06 per share on February 28, 2015.

Portfolio composition is subject to change.

The Free Market U.S. Equity Fund’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses.

                                         Free Market International Equity Fund

Total Returns for the Periods Ended February 28, 2015
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market International Equity Fund	-4.84%	-2.52%	8.04%	7.56%	2.54%
MSCI World (excluding U.S.) Index	-2.47%	-0.16%	8.58%	7.41%	0.37%
Composite Index***	-3.41%	0.03%	7.45%	7.42%	0.84%

*	Not annualized.
**	Annualized — The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Free Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 1.07% (included in the ratio is 0.45% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $9.95 per share on February 28, 2015.

Portfolio composition is subject to change.

The Free Market International Equity Fund’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses.

2

FREE MARKET FUNDS

Performance Data

(Unaudited)

                                         Free Market Fixed Income Fund

Total Returns for the Periods Ended February 28, 2015
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market Fixed Income Fund	0.57%	1.01%	0.56%	1.38%	1.88%
Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index	0.86%	1.73%	1.47%	1.70%	2.53%
Composite Index***	1.09%	2.19%	1.34%	2.17%	2.80%

*	Not annualized.
**	Annualized — The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.78% (included in the ratio is 0.17% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.27 per share on February 28, 2015.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur expenses of the underlying funds in addition to the Fund’s expenses.

3

FREE MARKET FUNDS

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2014 through February 28, 2015, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Free Market U.S. Equity Fund
	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*
Actual	$1,000.00	$1,023.30	$3.06
Hypothetical (5% return before expenses)	1,000.00	1,021.77	3.06

	Free Market International Equity Fund
	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*
Actual	$1,000.00	$951.60	$3.00
Hypothetical (5% return before expenses)	1,000.00	1,021.72	3.11

4

FREE MARKET FUNDS

Fund Expense Examples (Concluded)

(Unaudited)

	Free Market Fixed Income Fund
	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*
Actual	$1,000.00	$1,005.70	$3.03
Hypothetical (5% return before expenses)	1,000.00	1,021.77	3.06

*	Expenses are equal to an annualized six-month expense ratio of 0.61% for the Free Market U.S. Equity Fund, 0.63% for the Free Market International Equity Fund and 0.61% for the Free Market Fixed Income Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range of weighted expense ratios of the underlying funds held by the Funds, as stated in the underlying funds’ current prospectuses, were as follows:

Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
0.01%-0.13%	0.01%-0.27%	0.01%-0.07%

Each Fund’s ending account values on the first line in each table are based on the actual six-month total return for each Fund of 2.33% for the Free Market U.S. Equity Fund, -4.84% for the Free Market International Equity Fund and 0.57% for the Free Market Fixed Income Fund.

5

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

February 28, 2015

(Unaudited)

	Number of Shares	Value

EQUITY FUNDS — 99.9%
U.S. Large Cap Value Portfolio III(a)	24,897,233	$618,696,237
U.S. Large Company Portfolio(a)	18,511,165	308,025,780
U.S. Micro Cap Portfolio(b)	15,853,567	309,620,170
U.S. Small Cap Portfolio(b)	9,746,325	310,225,512
U.S. Small Cap Value Portfolio(b)	14,684,251	516,885,648

TOTAL EQUITY FUNDS (Cost $1,459,850,956)		2,063,453,347

TOTAL INVESTMENTS — 99.9% (Cost $1,459,850,956)		2,063,453,347

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,063,415

NET ASSETS — 100.0%		$2,064,516,762

Portfolio Holdings Summary Table

	% of Net Assets	Value
Equity Funds	99.9%	$2,063,453,347
Other Assets In Excess Of Liabilities	0.1%	1,063,415

NET ASSETS	100.0%	$2,064,516,762

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

February 28, 2015

(Unaudited)

	Number of Shares	Value

INTERNATIONAL EQUITY FUNDS — 99.9%
Asia Pacific Small Company Portfolio(a)	911,587	$18,878,959
Canadian Small Company Series(b)	1,830,716	18,307,162
Continental Small Company Portfolio(a)	1,461,065	30,054,107
Continental Small Company Series(b)	248,909	16,026,411
DFA International Small Cap Value Portfolio(a)	30,179,670	599,368,241
DFA International Value Portfolio III(c)	27,376,300	445,138,633
Emerging Markets Portfolio(a)	2,954,262	76,692,650
Emerging Markets Small Cap Portfolio(a)	3,459,885	71,723,408
Emerging Markets Value Portfolio(a)	2,705,582	71,562,634
Japanese Small Company Portfolio(a)	1,711,852	33,363,998
Large Cap International Portfolio(a)	3,350,173	73,636,792
United Kingdom Small Company Portfolio(a)	206,187	7,294,882
United Kingdom Small Company Series(b)	322,040	20,452,776

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,339,693,280)		1,482,500,653

TOTAL INVESTMENTS — 99.9% (Cost $1,339,693,280)		1,482,500,653

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,479,635

NET ASSETS — 100.0%		$1,483,980,288

Portfolio Holdings Summary Table

	% of Net Assets	Value
International Equity Funds	99.9%	$1,482,500,653
Other Assets In Excess Of Liabilities	0.1%	1,479,635

NET ASSETS	100.0%	$1,483,980,288

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

February 28, 2015

(Unaudited)

	Number of Shares	Value

FIXED INCOME FUNDS — 99.5%
DFA Five-Year Global Fixed Income Portfolio(a)	43,683,814	$481,832,466
DFA Inflation-Protected Securities Portfolio(a)	8,206,409	97,245,948
DFA Intermediate Government Fixed Income Portfolio(a)	18,221,013	231,224,654
DFA One-Year Fixed Income Portfolio(a)	45,670,025	471,314,656
DFA Short-Term Government Portfolio(a)	14,397,239	154,050,462
DFA Two-Year Global Fixed Income Portfolio(a)	48,518,027	481,298,826

TOTAL FIXED INCOME FUNDS (Cost $1,925,663,922)		1,916,967,012

TOTAL INVESTMENTS — 99.5% (Cost $1,925,663,922)		1,916,967,012

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		8,792,038

NET ASSETS — 100.0%		$1,925,759,050

Portfolio Holdings Summary Table

	% of Net Assets	Value
Fixed Income Funds	99.5%	$1,916,967,012
Other Assets In Excess Of Liabilities	0.5%	8,792,038

NET ASSETS	100.0%	$1,925,759,050

(a)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

FREE MARKET FUNDS

Statements of Assets and Liabilities

February 28, 2015

(Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value †	$2,063,453,347	$1,482,500,653	$1,916,967,012
Cash and cash equivalents	3,467,849	3,246,899	11,689,120
Receivables
Receivable for investments sold	228,367	157,514	218,375
Receivable for capital shares sold	1,290,467	1,058,846	1,082,610
Dividends and interest receivable	38	19	80
Prepaid expenses and other assets	88,663	69,548	88,727

Total assets	2,068,528,731	1,487,033,479	1,930,045,924

LIABILITIES
Payables
Investments purchased	2,100,000	1,800,000	2,437,805
Capital shares redeemed	777,965	479,535	749,824
Advisory fees	772,048	508,949	728,278
Administration and accounting fees	73,340	72,288	91,222
Transfer agent fees	115,014	68,565	101,950
Other accrued expenses and liabilities	173,602	123,854	177,795

Total liabilities	4,011,969	3,053,191	4,286,874

Net Assets	$2,064,516,762	$1,483,980,288	$1,925,759,050

NET ASSETS CONSISTS OF
Par value	$121,039	$149,121	$187,601
Paid-in capital	1,386,454,028	1,336,095,897	1,933,562,305
Accumulated net investment loss	(2,326,260)	(1,599,861)	(2,610,719)
Accumulated net realized gain from investments	76,665,564	6,527,758	3,316,773
Net unrealized appreciation/(depreciation) on investments	603,602,391	142,807,373	(8,696,910)

Net Assets	$2,064,516,762	$1,483,980,288	$1,925,759,050

Shares outstanding ($0.001 par value, 300,000,000 shares authorized)	121,039,394	149,121,414	187,601,064

Net asset value, offering and redemption price per share	$17.06	$9.95	$10.27

† Investment in non-affiliated funds, at cost	$1,459,850,956	$1,339,693,280	$1,925,663,922

The accompanying notes are an integral part of the financial statements.

9

FREE MARKET FUNDS

Statements of Operations

For the Six Months Ended February 28, 2015

(Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
Investment Income
Dividends from non-affiliated funds	$15,098,217	$20,178,851	$15,638,510
Interest from non-affiliated funds	241	139	528

Total investment income	15,098,458	20,178,990	15,639,038

Expenses
Advisory fees (Note 2)	4,813,635	3,390,670	4,625,450
Administration and accounting fees (Note 2)	441,597	400,184	445,201
Transfer agent fees (Note 2)	248,892	176,505	239,505
Professional fees	117,272	88,698	115,315
Printing and shareholder reporting fees	102,347	57,693	93,444
Custodian fees (Note 2)	60,276	46,639	59,149
Directors’ and officers’ fees	36,031	30,496	35,204
Other expenses	79,291	106,761	98,718

Total expenses	5,899,341	4,297,646	5,711,986

Net investment income	9,199,117	15,881,344	9,927,052

Net realized and unrealized gain from investments
Net realized gain from:
Non-affiliated funds	17,518,553	2,014,637	506,459
Capital gain distributions from non-affiliated fund investments	70,579,654	18,347,299	3,354,447
Net change in unrealized depreciation on:
Non-affiliated funds	(50,214,613)	(99,739,944)	(4,280,966)

Net realized and unrealized gain/(loss) on investments	37,883,594	(79,378,008)	(420,060)

Net increase/(decrease) in net assets resulting from operations	$47,082,711	$(63,496,664)	$9,506,992

The accompanying notes are an integral part of the financial statements.

10

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Year Ended August 31, 2014
Increase in net assets from operations:
Net investment income	$9,199,117	$9,008,786
Net realized gain from investments	88,098,207	66,531,162
Net change in unrealized appreciation/(depreciation) from investments	(50,214,613)	247,588,404

Net increase in net assets resulting from operations	47,082,711	323,128,352

Dividends and distributions to shareholders from:
Net investment income	(12,868,563)	(9,536,519)
Net realized capital gains	(69,294,465)	(44,315,396)

Net decrease in net assets from dividends and distributions to shareholders	(82,163,028)	(53,851,915)

Capital share transactions:
Proceeds from shares sold	230,112,528	515,748,465
Reinvestment of distributions	82,140,004	53,851,915
Shares redeemed	(156,097,409)	(251,088,223)

Net increase in net assets from capital shares	156,155,123	318,512,157

Total increase in net assets	121,074,806	587,788,594

Net assets:
Beginning of period	1,943,441,956	1,355,653,362

End of period	$2,064,516,762	$1,943,441,956

Undistributed/accumulated net investment income/(loss), end of period	$(2,326,260)	$1,343,186

Capital share transactions:
Shares sold	13,662,140	31,414,367
Dividends and distributions reinvested	4,843,161	3,277,658
Shares redeemed	(9,325,311)	(15,298,894)

Net increase in shares outstanding	9,179,990	19,393,131

The accompanying notes are an integral part of the financial statements.

11

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Year Ended August 31, 2014
Increase/decrease in net assets from operations:
Net investment income	$15,881,344	$22,646,918
Net realized gain from investments	20,361,936	29,805,092
Net change in unrealized appreciation/(depreciation) from investments	(99,739,944)	154,746,684

Net increase/(decrease) in net assets resulting from operations	(63,496,664)	207,198,694

Dividends and distributions to shareholders from:
Net investment income	(30,251,548)	(21,275,248)
Net realized capital gains	(27,870,005)	(16,001,172)

Net decrease in net assets from dividends and distributions to shareholders	(58,121,553)	(37,276,420)

Capital share transactions:
Proceeds from shares sold	206,048,538	391,563,874
Reinvestment of distributions	58,105,492	37,276,420
Shares redeemed	(73,173,727)	(148,239,892)

Net increase in net assets from capital shares	190,980,303	280,600,402

Total increase in net assets	69,362,086	450,522,676

Net assets:
Beginning of period	1,414,618,202	964,095,526

End of period	$1,483,980,288	$1,414,618,202

Undistributed/accumulated net investment income/(loss), end of period	$(1,599,861)	$12,770,343

Capital share transactions:
Shares sold	20,813,782	36,958,338
Dividends and distributions reinvested	6,168,311	3,594,640
Shares redeemed	(7,438,413)	(13,995,432)

Net increase in shares outstanding	19,543,680	26,557,546

The accompanying notes are an integral part of the financial statements.

12

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Year Ended August 31, 2014
Increase in net assets from operations:
Net investment income	$9,927,052	$5,784,700
Net realized gain from investments	3,860,906	5,965,336
Net change in unrealized appreciation/(depreciation) from investments	(4,280,966)	8,828,057

Net increase in net assets resulting from operations	9,506,992	20,578,093

Dividends and distributions to shareholders from:
Net investment income	(12,641,658)	(6,397,117)
Net realized capital gains	(5,364,149)	(3,094,776)

Net decrease in net assets from dividends and distributions to shareholders	(18,005,807)	(9,491,893)

Capital share transactions:
Proceeds from shares sold	247,175,160	654,712,458
Reinvestment of distributions	18,003,175	9,491,893
Shares redeemed	(155,553,455)	(167,456,841)

Net increase in net assets from capital shares	109,624,880	496,747,510

Total increase in net assets	101,126,065	507,833,710

Net assets:
Beginning of period	1,824,632,985	1,316,799,275

End of period	$1,925,759,050	$1,824,632,985

Undistributed/accumulated net investment income/(loss), end of period	$(2,610,719)	$103,887

Capital share transactions:
Shares sold	24,018,194	63,714,255
Dividends and distributions reinvested	1,762,515	928,801
Shares redeemed	(15,115,589)	(16,292,693)

Net increase in shares outstanding	10,665,120	48,350,363

The accompanying notes are an integral part of the financial statements.

13

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2015 (Unaudited)		For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$17.37		$14.66	$11.70	$10.33	$8.65	$8.21

Net investment income(1)	0.08		0.09	0.12	0.08	0.06	0.02
Net realized and unrealized gain on investments	0.32		3.18	3.07	1.43	1.68	0.46

Net increase in net assets resulting from operations	0.40		3.27	3.19	1.51	1.74	0.48

Dividends and distributions to shareholders from:
Net investment income	(0.11)		(0.10)	(0.15)	(0.06)	(0.06)	(0.03)
Net realized capital gains	(0.60)		(0.46)	(0.08)	(0.08)	— (2)	—
Tax return of capital	—		—	—	—	—	(0.01)

Total dividends and distributions to shareholders	(0.71)		(0.56)	(0.23)	(0.14)	(0.06)	(0.04)

Net asset value, end of period	$17.06		$17.37	$14.66	$11.70	$10.33	$8.65

Total investment return(3)	2.33	%(4)	22.49%	27.61%	14.77%	20.11%	5.88%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$2,064,517		$1,943,442	$1,355,653	$933,514	$679,147	$485,191
Ratio of expenses to average net assets(5)	0.61	%(6)	0.60%	0.62%	0.64%	0.64%	0.67%
Ratio of net investment income to average net assets(5)	0.95	%(6)	0.54%	0.91%	0.73%	0.55%	0.22%
Portfolio turnover rate	2	%(4)	3%	6%	4%	9%	3%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not annualized.
(5)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2015 (Unaudited)		For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.92		$9.36	$8.04	$8.78	$7.97	$8.02

Net investment income(1)	0.11		0.19	0.18	0.18	0.16	0.11
Net realized and unrealized gain/(loss) on investments	(0.66)		1.71	1.36	(0.64)	0.78	(0.04)

Net increase/(decrease) in net assets resulting from operations	(0.55)		1.90	1.54	(0.46)	0.94	0.07

Dividends and distributions to shareholders from:
Net investment income	(0.22)		(0.19)	(0.15)	(0.17)	(0.13)	(0.09)
Net realized capital gains	(0.20)		(0.15)	(0.07)	(0.11)	—	(0.03)

Total dividends and distributions to shareholders	(0.42)		(0.34)	(0.22)	(0.28)	(0.13)	(0.12)

Net asset value, end of period	$9.95		$10.92	$9.36	$8.04	$8.78	$7.97

Total investment return(2)	(4.84	)%(3)	20.49%	19.44%	(4.98)%	11.60%	0.86%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$1,483,980		$1,414,618	$964,096	$648,710	$516,073	$365,465
Ratio of expenses to average net assets(4)	0.63	%(5)	0.62%	0.65%	0.65%	0.66%	0.68%
Ratio of net investment income to average net assets(4)	2.33	%(5)	1.84%	1.96%	2.21%	1.66%	1.29%
Portfolio turnover rate	0	%(3)	2%	3%	3%	4%	8%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3)	Not annualized.
(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2015 (Unaudited)		For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.31		$10.24	$10.54	$10.48	$10.50	$10.35

Net investment income(1)	0.05		0.04	0.05	0.11	0.12	0.13
Net realized and unrealized gain/(loss) on investments	0.01		0.09	(0.21)	0.09	0.09	0.27

Net increase/(decrease) in net assets resulting from operations	0.06		0.13	(0.16)	0.20	0.21	0.40

Dividends and distributions to shareholders from:
Net investment income	(0.07)		(0.04)	(0.08)	(0.14)	(0.22)	(0.21)
Net realized capital gains	(0.03)		(0.02)	(0.06)	— (2)	— (2)	(0.04)
Tax return of capital	—		—	—	—	(0.01)	—

Total dividends and distributions to shareholders	(0.10)		(0.06)	(0.14)	(0.14)	(0.23)	(0.25)

Net asset value, end of period	$10.27		$10.31	$10.24	$10.54	$10.48	$10.50

Total investment return(3)	0.57	%(4)	1.34%	(1.50)%	1.90%	2.06%	3.96%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$1,925,759		$1,824,633	$1,316,799	$946,975	$761,683	$459,282
Ratio of expenses to average net assets(5)	0.61	%(6)	0.61%	0.62%	0.63%	0.65%	0.68%
Ratio of net investment income to average net assets(5)	1.06	%(6)	0.37%	0.52%	1.08%	1.12%	1.31%
Portfolio turnover rate	1	%(4)	0%	0%	1%	0%	1%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not annualized.
(5)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

16

FREE MARKET FUNDS

Notes to Financial Statements

February 28, 2015

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-two active investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund, and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”). Each Fund operates as a “Fund of Funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 82.373 billion shares are currently classified into one hundred and fifty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each fund’s net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$2,063,453,347	$2,063,453,347	$—	$—

*Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value at February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,482,500,653	$1,427,714,304	$54,786,349	$—

*Please refer to the Portfolio of Investments for further details.

17

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

FREE MARKET FIXED INCOME FUND

	Total Value at February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,916,967,012	$1,916,967,012	$—	$—

*Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2015, there were no transfers between Level 1, 2 and 3 for the Funds.

USE OF ESTIMATES — The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Transactions are accounted for on the trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds. In addition to the net

18

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date for all Funds with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited with a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as each Fund’s investment adviser. For its advisory services, Matson Money is entitled to receive 0.50% of the first $1 billion of each Fund’s average daily net assets, 0.49% of each Fund’s average daily net assets over $1 billion to $5 billion and 0.47% of each Fund’s average daily net assets over $5 billion, computed daily and payable monthly. The Adviser has voluntarily agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Operating Expenses to 1.13%, 1.35% and 1.00% of the average daily net assets of the Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund, respectively. The Adviser may discontinue these arrangements at any time.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees.

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB. The Distributor is not affiliated with the Adviser, the Trust, or any other service provider.

19

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

3.	Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six months ended February 28, 2015 was $77,111. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Funds or the Company.

4.	Investment in Securities

For the six months ended February 28, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$193,082,978	$38,877,535
Free Market International Equity Fund	173,442,369	2,384,691
Free Market Fixed Income Fund	122,206,528	16,518,587

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Free Market U.S. Equity Fund	$1,459,850,956	$603,602,391	$—	$603,602,391
Free Market International Equity Fund	1,339,693,280	154,911,025	(12,103,652)	142,807,373
Free Market Fixed Income Fund	1,925,663,922	3,401,193	(12,098,103)	(8,696,910)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences
Free Market U.S. Equity Fund	$1,343,185	$63,083,422	$648,595,405	$—
Free Market International Equity Fund	12,058,652	26,867,703	230,427,132	—
Free Market Fixed Income Fund	103,887	4,990,390	(4,586,318)	—

20

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax characters of distributions paid during the fiscal year ended August 31, 2014 were as follows:

	Ordinary Income	Long-Term Gains	Total
Free Market U.S. Equity Fund	$9,536,519	$44,315,395	$53,851,914
Free Market International Equity Fund	21,275,248	16,001,172	37,276,420
Free Market Fixed Income Fund	6,397,117	3,094,776	9,491,893

Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2014, the Funds did not have any pre- or post-enactment capital loss carryforwards.

6.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

FREE MARKET FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

22

Investment Adviser

MATSON MONEY, INC.

5955 Deerfield Blvd.

Mason, OH 45040

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

FMF-SAR15

MATSON MONEY U.S. EQUITY VI PORTFOLIO

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

MATSON MONEY FIXED INCOME VI PORTFOLIO

of

THE RBB FUND, INC.

SEMI-ANNUAL REPORT

February 28, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

MATSON MONEY VI PORTFOLIOS

Semi-Annual Investment Adviser’s Report

February 28, 2015

(Unaudited)

February 28, 2015

Dear Shareholder,

The Matson Money VI Portfolios (the “Portfolios”) have gained assets since their launch in early February 2014 and have already surpassed the $30 million mark. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

Over the past six months, investors who remained invested and diversified have continued to experience the gains from the upward rally in the markets (despite a few bumps along the way). Global equity markets over the past six months ended February 28, 2015 have risen 1.18% as measured by the MSCI All Country World Index. Furthermore, U.S. stocks performed better than international stocks with the S&P 500 Index returning 6.12% over the past half a year. The Barclays Capital US Government/Credit Intermediate Bond Index was also in the positive with a return of 1.34% for the last six months.

Matson Money, Inc. (“Matson Money”) strives to deliver the performance of capital markets and add value through Free Market Investment strategies and Structured Market Portfolios. Grounded in the conviction that free markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing provides both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

Sound economic and financial research has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks1. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. The Portfolios deliberately target specific risk and return trade offs. The Portfolios are broadly diversified and designed to work together in your total investment plan.

We invite you to contact your financial professional or explore our website, www.MatsonMoney.com, to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’s investment philosophy, process and people.

Daniel J. List

Chief Compliance Officer and

Vice President of Portfolio Management

Matson Money, Inc.

[1]	Fama, Eugene F., and Kenneth R. French, 1992 “The Cross-Section of Expected Stock Returns”, Journal of Finance 47 (June), pp. 427-465.

1

MATSON MONEY VI PORTFOLIOS

Performance Data

February 28, 2015 (Unaudited)

                                         Matson Money U.S. Equity VI Portfolio

Total Returns for the Periods Ended February 28, 2015
		Average Annual
	Six Months*	1 Year	Since Inception**
Matson Money U.S. Equity VI Portfolio	1.89%	7.60%	8.93%
Russell 2500® Index	5.12%	8.24%	12.61%
Composite Index***	4.42%	9.30%	13.11%

*	Not Annualized.
**	Annualized — The Portfolio commenced operations on February 18, 2014.
***	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating gross expense ratio, as stated in the current prospectus is 4.36% (included in the ratio is 0.29% attributable to acquired fund fees and expenses). The Portfolio’s annual net expense ratio as stated in the prospectus is 1.13%.

The Matson Money U.S. Equity VI Portfolio underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses.

                                         Matson Money International Equity VI Portfolio

Total Returns for the Periods Ended February 28, 2015
		Average Annual
	Six Months*	1 Year	Since Inception**
Matson Money International Equity VI Portfolio	-5.09%	-3.18%	-1.89%
MSCI World (excluding U.S.) Index	-2.47%	-0.16%	4.87%
Composite Index***	-3.41%	0.03%	4.71%

*	Not Annualized.
**	Annualized — The Portfolio commenced operations on February 18, 2014.
***	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Cap Index, and MSCI Emerging Markets Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating gross expense ratio, as stated in the current prospectus is 5.61% (included in the ratio is 0.54% attributable to acquired fund fees and expenses). The Portfolio’s annual net expense ratio as stated in the prospectus is 1.35%.

Portfolio composition is subject to change.

The Matson Money International Equity VI Portfolio’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses.

2

MATSON MONEY VI PORTFOLIOS

Performance Data

February 28, 2015 (Unaudited)

                                         Matson Money Fixed Income VI Portfolio

Total Returns for the Periods Ended February 28, 2015
		Average Annual
	Six Months*	1 Year	Since Inception**
Matson Money Fixed Income VI Portfolio	0.31%	0.51%	0.61%
Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index	0.86%	1.73%	1.73%
Composite Index***	1.09%	2.19%	2.25%

*	Not Annualized.
**	Annualized — The Portfolio commenced operations on February 18, 2014.
***	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating gross expense ratio, as stated in the current prospectus is 3.59% (included in the ratio is 0.19% attributable to acquired fund fees and expenses). The Portfolio’s annual net expense ratio as stated in the prospectus is 1.00%.

Portfolio composition is subject to change.

The Matson Money Fixed Income VI Portfolio’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Portfolio will incur expenses of the underlying funds in addition to the Portfolio’s expenses.

3

MATSON MONEY VI PORTFOLIOS

Portfolio Expense Examples

(Unaudited)

As a shareholder of the Portfolio(s), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2014 through February 28, 2015, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Matson Money U.S. Equity VI Portfolio
	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*
Actual	$1,000.00	$1,018.90	$5.66
Hypothetical (5% return before expenses)	1,000.00	1,019.19	5.66

	Matson Money International Equity VI Portfolio
	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*
Actual	$1,000.00	$949.10	$6.52
Hypothetical (5% return before expenses)	1,000.00	1,018.10	6.76

4

MATSON MONEY VI PORTFOLIOS

Portfolio Expense Examples (Concluded)

(Unaudited)

	Matson Money Fixed Income VI Portfolio
	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*
Actual	$1,000.00	$1,003.10	$4.97
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to an annualized six-month expense ratio of 1.13%, 1.35% and 1.00% for Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range of weighted expense ratios of the underlying funds held by the Portfolios, as stated in their current prospectuses, were as follows:

The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range weighted expense ratios of the underlying funds held by the Portfolios, as stated in their current prospectuses, were as follows:

Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
0.01%-0.08%	0.01%-0.19%	0.01%-0.04%

Each Portfolio’s ending account values on the first line each table are based on the actual six-month total return for each Portfolio of 1.89% for Matson Money U.S. Equity VI Portfolio, (5.09)% for the Matson Money International Equity VI Portfolio and 0.31% for the Matson Money Fixed Income VI Portfolio.

5

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2015

(Unaudited)

	Number of Shares	Value

EQUITY FUNDS — 106.4%
U.S. Large Cap Value Portfolio III(a)	135,916	$3,377,518
U.S. Large Company Portfolio(a)	115,518	1,922,212
U.S. Micro Cap Portfolio(b)	99,417	1,941,622
U.S. Small Cap Portfolio(b)	61,130	1,945,756
U.S. Small Cap Value Portfolio(b)	36,844	1,296,917
VA U.S. Large Value Portfolio(b)	22,212	519,749
VA U.S. Targeted Value Portfolio(b)	104,035	1,944,423

TOTAL EQUITY FUNDS (Cost $12,639,321)		12,948,197

TOTAL INVESTMENTS — 106.4% (Cost $12,639,321)		12,948,197

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(782,836)

NET ASSETS — 100.0%		$12,165,361

Portfolio Holdings Summary Table

	% of Net Assets		Value
Equity Funds	106.4%		$12,948,197
Liabilities In Excess Of Other Assets	(6.4%	)	(782,836)

NET ASSETS	100.0%		$12,165,361

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2015

(Unaudited)

	Number of Shares	Value

INTERNATIONAL EQUITY FUNDS — 105.7%
DFA International Small Cap Value Portfolio(a)	133,158	$2,644,527
DFA International Value Portfolio III(b)	174,452	2,836,583
Emerging Markets Portfolio(a)	19,103	495,907
Emerging Markets Small Cap Portfolio(a)	22,318	462,656
Emerging Markets Value Portfolio(a)	17,421	460,782
Large Cap International Portfolio(a)	20,655	453,987
VA International Small Portfolio(b)	137,534	1,607,777
VA International Value Portfolio(b)	37,980	472,850

TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,681,080)		9,435,069

TOTAL INVESTMENTS — 105.7% (Cost $9,681,080)		9,435,069

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(509,585)

NET ASSETS — 100.0%		$8,925,484

Portfolio Holdings Summary Table

	% of Net Assets		Value
International Equity Funds	105.7%		$9,435,069
Liabilities in Excess Of Other Assets	(5.7%	)	(509,585)

NET ASSETS	100.0%		$8,925,484

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

February 28, 2015

(Unaudited)

	Number of Shares	Value

FIXED INCOME FUNDS — 109.4%
DFA Five-Year Global Fixed Income Portfolio(a)	135,067	$1,489,789
DFA Inflation Protected Securities Portfolio(a)	63,541	752,964
DFA Intermediate Government Fixed Income Portfolio(a)	140,763	1,786,286
DFA One-Year Fixed Income Portfolio(a)	328,862	3,393,855
DFA Short-Term Fixed Portfolio(a)	29,019	295,989
DFA Short-Term Government Portfolio(a)	110,985	1,187,539
DFA Two-Year Global Fixed Income Portfolio(a)	375,149	3,721,478
VA Global Bond Portfolio(a)	206,731	2,234,748

TOTAL FIXED INCOME FUNDS (Cost $14,867,377)		14,862,648

TOTAL INVESTMENTS — 109.4% (Cost $14,867,377)		14,862,648

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(1,273,141)

NET ASSETS — 100.0%		$13,589,507

Portfolio Holdings Summary Table

	% of Net Assets		Value
Fixed Income Funds	109.4%		$14,862,648
Liabilities In Excess Of Other Assets	(9.4%	)	(1,273,141)

NET ASSETS	100.0%		$13,589,507

(a)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

MATSON MONEY VI PORTFOLIOS

Statements of Assets And Liabilities

February 28, 2015

(Unaudited)

	Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
ASSETS
Investments in non-affiliated funds, at value †	$12,948,197	$9,435,069	$14,862,648
Cash and cash equivalents	102,088	88,125	123,850
Receivables
Receivable for investments sold	2,495	2,121	2,775
Prepaid expenses and other assets	5,444	5,428	5,588

Total assets	13,058,224	9,530,743	14,994,861

LIABILITIES
Payables
Capital shares redeemed	860,150	575,105	1,358,245
Investments purchased	10,575	8,148	29,541
Administration and accounting services fees	7,610	7,400	7,614
Advisory fees	3,387	3,490	5,944
Other accrued expenses and liabilities	11,141	11,116	4,010

Total liabilities	892,863	605,259	1,405,354

Net Assets	$12,165,361	$8,925,484	$13,589,507

NET ASSETS CONSISTS OF
Par value	$447	$369	$543
Paid-in capital	11,484,810	9,085,506	13,599,552
Accumulated net investment loss	(24,247)	(25,860)	(28,963)
Accumulated net realized gain from investments	395,475	111,480	23,104
Net unrealized appreciation/(depreciation) on investments	308,876	(246,011)	(4,729)

Net Assets	$12,165,361	$8,925,484	$13,589,507

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	447,245	368,900	543,056

Net asset value, offering and redemption price per share	$27.20	$24.19	$25.02

† Investment in non-affiliated funds, at cost	$12,639,321	$9,681,080	$14,867,377

The accompanying notes are an integral part of the financial statements.

9

MATSON MONEY VI PORTFOLIOS

Statements of Operations

For the Six Months Ended February 28, 2015

(Unaudited)

	Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
Investment Income
Dividends from non-affiliated funds	$84,606	$120,328	$122,659

Expenses
Advisory fees (Note 2)	25,706	18,093	31,675
Audit fees	13,256	13,065	13,475
Legal fees	10,858	7,339	16,280
Custodian fees (Note 2)	6,159	6,159	6,159
Compliance fees	4,482	4,431	4,482
Directors’ and officers’ fees	4,248	4,186	4,196
Administration and accounting services fees (Note 2)	3,848	3,164	4,421
Transfer agent fees (Note 2)	1,159	779	1,457
Other expenses	3,988	536	1,008

Total expenses	73,704	57,752	83,153

Less: Advisory fee waiver	(15,607)	(8,898)	(19,804)

Net operating expenses	58,097	48,854	63,349

Net investment income	26,509	71,474	59,310

Net realized and unrealized gain from investments
Net realized gain from:
Non-affiliated funds	—	—	91
Capital gain distributions from non-affiliated fund investments	395,633	111,527	23,034
Net change in unrealized depreciation on:
Non-affiliated funds	(21,314)	(301,594)	(38,742)

Net realized and unrealized gain/(loss) on investments	374,319	(190,067)	(15,617)

Net increase/(decrease) in net assets resulting from operations	$400,828	$(118,593)	$43,693

The accompanying notes are an integral part of the financial statements.

10

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period February 18, 2014* through August 31, 2014
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$26,509	$(10,724)
Net realized gain from investments	395,633	830
Net change in unrealized appreciation/(depreciation) from investments	(21,314)	330,190

Net increase in net assets resulting from operations	400,828	320,296

Dividends and distributions to shareholders from:
Net investment income	(41,020)	—

Net decrease in net assets from dividends and distributions to shareholders	(41,020)	—

Capital share transactions:
Proceeds from shares sold	5,057,401	7,592,809
Reinvestment of distributions	41,020	—
Shares redeemed	(1,109,249)	(96,724)

Net increase in net assets from capital shares	3,989,172	7,496,085

Total increase in net assets	4,348,980	7,816,381

Net assets:
Beginning of period	7,816,381	—

End of period	$12,165,361	$7,816,381

Accumulated net investment loss, end of period	$(24,247)	$(9,736)

Capital share transactions:
Shares sold	194,911	295,612
Dividends and distributions reinvested	1,520	—
Shares redeemed	(41,005)	(3,793)

Total share transactions	155,426	291,819

*	Commencement of operations

The accompanying notes are an integral part of the financial statements.

11

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period February 18, 2014* through August 31, 2014
Increase/(decrease) in net assets from operations:
Net investment income	$71,474	$7,620
Net realized gain from investments	111,527	1,459
Net change in unrealized appreciation/(depreciation) from investments	(301,594)	55,583

Net increase/(decrease) in net assets resulting from operations	(118,593)	64,662

Dividends and distributions to shareholders from:
Net investment income	(104,954)	—
Net realized capital gains	(1,506)	—

Net decrease in net assets from dividends and distributions to shareholders	(106,460)	—

Capital share transactions:
Proceeds from shares sold	4,276,454	5,464,106
Reinvestment of distributions	106,460	—
Shares redeemed	(639,951)	(121,194)

Net increase in net assets from capital shares	3,742,963	5,342,912

Total increase in net assets	3,517,910	5,407,574

Net assets:
Beginning of period	5,407,574	—

End of period	$8,925,484	$5,407,574

Undistributed/accumulated net investment income/(loss), end of period	$(25,860)	$7,620

Capital share transactions:
Shares sold	181,328	214,126
Dividends and distributions reinvested	4,641	—
Shares redeemed	(26,463)	(4,732)

Total share transactions	159,506	209,394

*	Commencement of operations

The accompanying notes are an integral part of the financial statements.

12

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period February 18, 2014* through August 31, 2014
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$59,310	$(13,039)
Net realized gain/(loss) from investments	23,125	(13)
Net change in unrealized appreciation/(depreciation) from investments	(38,742)	34,013

Net increase in net assets resulting from operations	43,693	20,961

Dividends and distributions to shareholders from:
Net investment income	(75,242)	—

Net decrease in net assets from dividends and distributions to shareholders	(75,242)	—

Capital share transactions:
Proceeds from shares sold	5,198,420	9,971,763
Reinvestment of distributions	75,242	—
Shares redeemed	(1,579,991)	(65,339)

Net increase in net assets from capital shares	3,693,671	9,906,424

Total increase in net assets	3,662,122	9,927,385

Net assets:
Beginning of period	9,927,385	—

End of period	$13,589,507	$9,927,385

Accumulated net investment loss, end of period	$(28,963)	$(13,031)

Capital share transactions:
Shares sold	207,415	398,366
Dividends and distributions reinvested	3,022	—
Shares redeemed	(63,135)	(2,612)

Total share transactions	147,302	395,754

*	Commencement of operations

The accompanying notes are an integral part of the financial statements.

13

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2015 (Unaudited)		For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$26.79		$25.00

Net investment income/(loss)(2)	0.07		(0.06)
Net realized and unrealized gain on investments	0.44		1.85

Net increase in net assets resulting from operations	0.51		1.79

Dividends and distributions to shareholders from:
Net investment income	(0.10)		—
Net realized capital gains	—		—

Total dividends and distributions to shareholders	(0.10)		—

Net asset value, end of period	$27.20		$26.79

Total investment return(3)	1.89	%(4)	7.16	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$12,165		$7,816
Ratio of expenses to average net assets with waivers(5)	1.13	%(6)	1.13	%(6)
Ratio of expenses to average net assets without waivers	1.43	%(6)	4.07	%(6)
Ratio of net investment income/(loss) to average net assets with waivers(5)	0.52	%(6)	(0.47	)%(6)
Portfolio turnover rate	0%		1.32	%(4)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not Annualized.
(5)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2015 (Unaudited)		For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$25.82		$25.00

Net investment income(2)	0.23		0.07
Net realized and unrealized gain/(loss) on investments	(1.56)		0.75

Net increase/(decrease) in net assets resulting from operations	(1.33)		0.82

Dividends and distributions to shareholders from:
Net investment income	(0.30)		—
Net realized capital gains	—	(3)	—

Total dividends and distributions to shareholders	(0.30)		—

Net asset value, end of period	$24.19		$25.82

Total investment return(4)	(5.09	)(5)	3.28	%(5)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$8,925		$5,408
Ratio of expenses to average net assets with waivers(6)	1.35	(7)	1.35	%(7)
Ratio of expenses to average net assets without waivers	1.60	(7)	5.07	%(7)
Ratio of net investment income to average net assets with waivers(6)	1.98	(7)	0.49	%(7)
Portfolio turnover rate	0%		2.47	%(5)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Amount less than $(0.005) per share.
(4)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(5)	Not Annualized.
(6)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(7)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2015 (Unaudited)		For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$25.08		$25.00

Net investment income/(loss)(2)	0.12		(0.05)
Net realized and unrealized gain/(loss) on investments	(0.04)		0.13

Net increase in net assets resulting from operations	0.08		0.08

Dividends and distributions to shareholders from:
Net investment income	(0.14)		—
Net realized capital gains	—		—

Total dividends and distributions to shareholders	(0.14)		—

Net asset value, end of period	$25.02		$25.08

Total investment return(3)	0.31	%(4)	0.32	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$13,590		$9,927
Ratio of expenses to average net assets with waivers(5)	1.00	%(6)	1.00	%(6)
Ratio of expenses to average net assets without waivers	1.31	%(6)	3.40	%(6)
Ratio of net investment income/(loss) to average net assets with waivers(5)	0.94	%(6)	(0.40	)%(6)
Portfolio turnover rate	0.08	%(4)	0.55	%(4)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not Annualized.
(5)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

16

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

February 28, 2015

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-two active investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio, and the Matson Money Fixed Income VI Portfolio (each a “Portfolio,” collectively the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

RBB has authorized capital of one hundred billion shares of common stock of which 82.373 billion shares are currently classified into one hundred and fifty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each fund’s net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	Total Value at February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$12,948,197	$12,948,197	$—	$—

* Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	Total Value at February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$9,435,069	$9,435,069	$—	$—

* Please refer to the Portfolio of Investments for further details.

17

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

MATSON MONEY FIXED INCOME VI PORTFOLIO

	Total Value at February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$14,862,648	$14,862,648	$—	$—

* Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires a Portfolio to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2015, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

USE OF ESTIMATES — The Portfolios are investment companies and, accordingly, follow the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Transactions are accounted for on the trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolios estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Portfolio’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all Portfolios in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the

18

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

Portfolios. In addition to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Portfolios with the exception of the Matson Money Fixed Income VI Portfolio which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Portfolios consider liquid assets deposited with a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Portfolio expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as each Portfolio’s investment adviser. The Adviser is entitled to an advisory fee at the annual rate of 0.50% of the first $1 billion of each Portfolio’s average daily net assets, 0.49% of each Portfolio’s average daily net assets over $1 billion to $5 billion and 0.47% of each Portfolio’s average daily net assets over $5 billion. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Portfolio operating expenses (excluding certain items disclosed below) to 1.13%, 1.35% and 1.00% of the average daily net assets of the Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2015 and may not be terminated without the approval of the Company’s Board of Directors. The Adviser may discontinue these arrangements at any time after December 31, 2015.

As of February 28, 2015, Matson Money has waived and reimbursed fees as follows:

Portfolios	Investment Advisor Expense Waived	Investment Advisor Expense Reimbursement
Matson Money U.S. Equity VI Portfolio	$15,607	$—
Matson Money International Equity VI Portfolio	8,898	—
Matson Money Fixed Income VI Portfolio	19,804	—

The Portfolios will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Portfolios. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolios’ average daily net assets and is subject to certain minimum monthly fees.

19

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Portfolios. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Portfolios’ shares pursuant to a Distribution Agreement with RBB.

3.	Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Portfolios during the six months ended February 28, 2015 was $11,594. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Portfolios or the Company.

4.	Investment in Securities

For the six months ended February 28, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

	Purchases	Sales
Matson Money U.S. Equity VI Portfolio	$5,251,762	$—
Matson Money International Equity VI Portfolio	4,406,985	—
Matson Money Fixed Income VI Portfolio	5,094,115	10,662

5.	Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Matson Money U.S. Equity VI Portfolio	$12,639,321	$314,349	$(5,473)	$308,876
Matson Money International Equity VI Portfolio	9,681,080	—	(246,011)	(246,011)
Matson Money Fixed Income VI Portfolio	14,867,377	28,916	(33,645)	(4,729)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting

20

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Concluded)

February 28, 2015

(Unaudited)

purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Matson Money U.S. Equity VI Portfolio	$—	$—	$330,032	$(9,736)
Matson Money International Equity VI Portfolio	9,125	—	55,537	—
Matson Money Fixed Income VI Portfolio	—	—	33,992	(13,031)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

For the period ended August 31, 2014, there were no dividends and distributions paid to shareholders.

Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2014, the Portfolios did not have any capital loss carryforwards.

6.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Matson Money VI Portfolios at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

22

Investment Adviser

MATSON MONEY, INC.

5955 Deerfield Blvd.

Mason, OH 45040

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

MAT-SAR15

BOSTON PARTNERS INVESTMENT FUNDS

Boston Partners Small Cap Value Fund II

(formerly Robeco Boston Partners Small Cap Value Fund II Fund)

Boston Partners Long/Short Equity Fund

(formerly Robeco Boston Partners Long/Short Equity Fund)

Boston Partners Long/Short Research Fund

(formerly Robeco Boston Partners Long/Short Research Fund)

Boston Partners All-Cap Value Fund

(formerly Robeco Boston Partners All-Cap Value Fund)

WPG Partners Small/Micro Cap Value Fund

(formerly Robeco WPG Small/Micro Cap Value Fund)

Boston Partners Global Equity Fund

(formerly Robeco Boston Partners Global Equity Fund)

Boston Partners Global Long/Short Fund

(formerly Robeco Boston Partners Global Long/Short Fund)

BOSTON PARTNERS INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Dear Shareholder,

For the period ending February 28th, the US economy seems to have hit a soft patch in recent months due in part to poor weather, congestion at ports as a result of labor unrest, a challenging export environment, and capital spending cuts primarily from the energy sector. 2015 GDP growth estimates of 3% at the beginning of the year have crept closer to 2% while Q1 estimates have fallen closer to 1%. Employment growth continues to be strong and all eyes are on wage growth figures to give a hint of when the Fed will begin raising rates. Current expectations of the first rate hike have been pushed out to the second half of 2015. We will also pay close attention to consumer confidence and spending to decipher whether the drop in gasoline prices since September 2014 will result in accelerated economic growth during the remainder of the year.

Some of the “headline” fears of the past months such as deflation risk, the strong US dollar and lackluster European economies appear to be dissipating of late as the self-correcting global economy responds. Deflation worries, fueled by the precipitous drop in oil prices, are beginning to fade somewhat as commodity suppliers react to weakness. Active US oil rigs, for instance, have dropped by over 50% since October 2014 as a rational counter to falling prices. The strong US dollar will hurt some companies that do not have differentiated products resulting in lost market share. Other companies will benefit from lower costs of sourcing from foreign supplies. Traditionally, volume and pricing trends, and not transitory translation effects, drive stock valuations. Good businesses will continue to perform well in a rising dollar environment. Outside the US, quantitative easing by the ECB has resulted in a new wave of investor optimism for the European economy with positive GDP forecasted in 2015.

The S&P 500 fluctuated during the past six months as well, ending modestly higher over the period. Earnings growth for the market ground to a halt due to translation effects from the strong US dollar, declining oil prices damaging energy sector earnings and slowing growth in international developed and emerging market economies. Less economically sensitive growth stocks outperformed in early 2015 as investors were willing to “pay up” for perceived predictability. Small and mid-cap companies, which have a lower percentage of revenues from outside the US, also outperformed large cap early in 2015. The US dollar strengthened over the first couple of months this year, which further contributed to the preference for lower capitalization stocks. Bond yields around the globe continued to fall as bond purchases by the ECB drove German yields to all-time lows, helping push down other sovereign yields as well.

US equity valuations continue to be on the richer side of fair, supported to some extent by the very low bond yields in the US and most developed markets. As value investors, we believe stock prices follow earnings and cash flows over time. While earnings growth in the US stalled in the fourth quarter of 2014, free cash flow growth and capital returns to shareholders have continued to increase. Free cash flow yields continue to look very attractive compared to US corporate bond yields. As investors gain confidence that the economy will improve from the tepid first quarter and earnings growth will reappear in the second half of 2015 and 2016, US equity markets should continue to modestly improve.

As noted above, there are many moving parts in the global economic and political landscape. Rather than trying to predict these variable outcomes, we will continue to do what we do best—identify stocks that we believe will outperform for your portfolio. By focusing on companies with low valuation, high and increasing returns on capital and improving business momentum, we believe we can create excess returns for you regardless of the investing environment.

Sincerely,

Boston Partners

Portfolio composition is subject to change. The current and future portfolio holdings of the Funds are subject to investment risk.

SEMI-ANNUAL REPORT 2015	1

BOSTON PARTNERS INVESTMENT FUNDS

Total Returns for the Periods Ended February 28, 2015 (unaudited)

				Average Annual
	Six-Month		1 Year	5 Year	10 Year	Since Inception

Boston Partners Small Cap Value Fund II
Institutional Class		2.43%	5.79%	14.48%	8.75%	N/A
Investor Class		2.29%	5.49%	14.18%	8.47%	N/A
Russell 2000® Value Index		2.31%	3.96%	13.97%	7.13%	N/A
Russell 2000® Index[1]		5.70%	5.63%	15.97%	8.31%	N/A
[1] This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

Boston Partners Long/Short Equity Fund
Institutional Class	–	8.93%	3.81%	9.67%	11.38%	N/A
Investor Class	–	9.06%	3.56%	9.39%	11.05%	N/A
S&P 500® Index		6.12%	15.51%	16.18%	7.99%	N/A

Boston Partners Long/Short Research Fund
Institutional Class[1]		3.53%	8.25%	N/A	N/A	11.29%
S&P 500® Index		6.12%	15.51%	N/A	N/A	17.33%[3]

Investor Class[2]		3.43%	8.04%	N/A	N/A	10.46%
S&P 500® Index		6.12%	15.51%	N/A	N/A	17.56%[3]
[1] Inception date September 30, 2010
[2] Inception date November 29, 2010
[3] Index performance is from Inception date of the Fund only and is not the inception date of the index itself.

Boston Partners All-Cap Value Fund
Institutional Class		5.63%	14.33%	15.77%	9.92%	N/A
Investor Class		5.46%	14.03%	15.52%	9.66%	N/A
Russell 3000® Value Index		3.39%	12.70%	15.39%	7.20%	N/A
Russell 3000® Index[1]		5.98%	14.12%	16.36%	8.30%	N/A
[1] This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

WPG Partners Small/Micro Cap Value Fund
Institutional Class	–	5.07%	–1.15%	13.09%	6.07%	N/A
Russell 2000® Value Index		2.31%	3.96%	13.97%	7.13%	N/A

Boston Partners Global Equity Fund
Institutional Class[1]		2.94%	8.00%	N/A	N/A	17.78%
MSCI World Index		2.37%	8.45%	N/A	N/A	16.82%[2]
[1] Inception date December 30, 2011
[2] Index performance is from Inception date of the Fund only and is not the inception date of the index itself.

Boston Partners Global Long/Short Fund
Institutional Class[1]		1.07%	4.41%	N/A	N/A	3.52%
MSCI World Index		2.37%	8.45%	N/A	N/A	8.29%[3]

Investor Class[2]		0.97%	N/A	N/A	N/A	5.38%[4]
MSCI World Index		2.37%	N/A	N/A	N/A	4.46%[3]
[1] Inception date December 31, 2013
[2] Inception date April 11, 2014
[3] Index performance is from Inception date of the Fund only and is not the inception date of the index itself.
[4] Not Annualized

2	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. waived a portion of its advisory fee and agreed to reimburse a portion of each Fund’s operating expenses, if necessary, to maintain certain expense ratios as set forth in the notes to the financial statements. Total returns shown include fee waivers, expense reimbursements and expense recoupment, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Each Fund’s annual operating expense ratios below are as stated in the current prospectuses. These rates can fluctuate and may differ from the actual expenses incurred by a Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call
1-888-261-4073 or visit our web site at www.boston-partners.com.

Investors should note that the Funds are actively managed mutual funds while the indices are unmanaged, do not incur expense and are not available for investment.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that a fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

A long/short strategy uses short sales which theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Increased leverage may cause a fund’s net asset value to be disproportionately volatile. The strategy also may generate high portfolio turnover which may result in higher costs and capital gains.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investment in emerging market securities may increase these risks.

The following are the Funds’ gross annual operating expense ratios as stated in the most recent prospectuses, dated January 26, 2015:

	Institutional Class	Investor Class
Boston Partners Small Cap Value Fund II	1.23%	1.48%
Boston Partners Long/Short Equity Fund	4.33%[1]	4.58%[1]
Boston Partners Long/Short Research Fund	2.52%[1]	2.77%[1]
Boston Partners All-Cap Value Fund	0.94%	1.19%
WPG Partners Small/Micro Cap Value Fund	1.35%	N/A
Boston Partners Global Equity Fund	1.39%	1.64%
Boston Partners Global Long/Short Fund	4.89%[1]	5.14%[1]

[1] Includes interest and dividend expense on short sales.

SEMI-ANNUAL REPORT 2015	3

BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees (if applicable); and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2014 through February 28, 2015, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Annualized Expense Ratio		Expenses Paid During Period*
Boston Partners Small Cap Value Fund II
Institutional
Actual	$1,000.00	$1,024.30	1.10%		$5.52
Hypothetical	1,000.00	1,019.34	1.10%		5.51
Investor
Actual	$1,000.00	$1,022.90	1.35%		$6.77
Hypothetical	1,000.00	1,018.10	1.35%		6.76
Boston Partners Long/Short Equity Fund
Institutional
Actual	$1,000.00	$910.70	5.28	%(1)	$25.01
Hypothetical	1,000.00	998.61	5.28	%(1)	26.16
Investor
Actual	$1,000.00	$909.40	5.53	%(1)	$26.18
Hypothetical	1,000.00	997.37	5.53	%(1)	27.39
Boston Partners Long/Short Research Fund
Institutional
Actual	$1,000.00	$1,035.30	2.35	%(1)	$11.86
Hypothetical	1,000.00	1,013.14	2.35	%(1)	11.73
Investor
Actual	$1,000.00	$1,034.30	2.59	%(1)	$13.06
Hypothetical	1,000.00	1,011.95	2.59	%(1)	12.92

4	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited) (concluded)

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Annualized Expense Ratio		Expenses Paid During Period*
Boston Partners All-Cap Value Fund
Institutional
Actual	$1,000.00	$1,056.30	0.70%		$3.57
Hypothetical	1,000.00	1,021.32	0.70%		3.51
Investor
Actual	$1,000.00	$1,054.60	0.95%		$4.84
Hypothetical	1,000.00	1,020.08	0.95%		4.76
WPG Partners Small/Micro Cap Value Fund
Institutional
Actual	$1,000.00	$949.30	1.10%		$5.32
Hypothetical	1,000.00	1,019.34	1.10%		5.51
Boston Partners Global Equity Fund
Institutional
Actual	$1,000.00	$1,029.40	0.95%		$4.78
Hypothetical	1,000.00	1,020.08	0.95%		4.76
Boston Partners Global Long/Short Fund
Institutional
Actual	$1,000.00	$1,010.70	2.78	%(1)	$13.86
Hypothetical	1,000.00	1,011.01	2.78	%(1)	13.86
Investor
Actual	$1,000.00	$1,009.70	3.03	%(1)	$15.10
Hypothetical	1,000.00	1,009.77	3.03	%(1)	15.10

*	Expenses are equal to the Fund’s annualized six-month expense ratios in the table above, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half- year, then divided by 365 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return of 2.43% and 2.29% for the Institutional Class and Investor Class, respectively, of the Boston Partners Small Cap Value Fund II; -8.93% and -9.06% for the Institutional Class and Investor Class, respectively, of the Boston Partners Long/Short Equity Fund; 3.53% and 3.43% for the Institutional Class and Investor Class, respectively, of the Boston Partners Long/Short Research Fund; 5.63% and 5.46% for the Institutional Class and Investor Class, respectively, of the Boston Partners All-Cap Value Fund; -5.07% for the Institutional Class of the WPG Partners Small/Micro Cap Value Fund; 2.94% for the Institutional Class of the Boston Partners Global Equity Fund and 1.07% and 0.97% for the Institutional Class and Investor Class, respectively, of the Boston Partners Global Long/Short Fund.

(1)

These amounts include dividends paid on securities which the Funds have sold short (“short-sale dividends”) and related interest expense. The amount of short-sale dividends and related interest expense was 2.90% and 0.97% of average net assets for the six-month period ended February 28, 2015 for both the Institutional Class and Investor Class of the Boston Partners Long/Short Equity Fund and Boston Partners Long/Short Research Fund, respectively, and 0.80% of average net assets for the Institutional Class and Investor Class, respectively, of the Boston Partners Global Long/Short Fund.

SEMI-ANNUAL REPORT 2015	5

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015

PORTFOLIO HOLDINGS SUMMARY TABLES (unaudited)

BOSTON PARTNERS

SMALL CAP VALUE FUND II

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Consumer Services	19.8%	$54,556,433
Finance	19.7	54,400,659
Capital Goods	14.5	39,954,888
Health Care	10.1	27,887,443
Technology	8.9	24,540,098
Real Estate Investment Trusts	8.7	24,155,074
Basic Industries	4.1	11,407,294
Consumer Non-Durables	3.6	9,886,652
Consumer Durables	3.4	9,476,535
Energy	2.5	6,826,037
Transportation	1.6	4,465,611
Utilities	0.7	1,806,644
SECURITIES LENDING COLLATERAL	3.7	10,148,370
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(3,604,365)

NET ASSETS	100.0%	$275,907,373

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

LONG/SHORT EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	21.4%	$161,189,441
Technology	15.2	114,264,958
Consumer Services	14.5	108,649,989
Health Care	11.5	86,646,619
Capital Goods	10.9	82,188,994
Basic Industries	9.8	73,955,983
Energy	6.8	51,234,444
Communications	6.5	48,907,030
Consumer Non-Durables	4.1	30,467,044
Consumer Durables	2.5	18,721,502
Real Estate Investment Trusts	1.4	10,186,905
Transportation	0.2	1,313,202
OPTIONS PURCHASED	0.2	1,920,900
SECURITIES LENDING COLLATERAL	4.0	29,918,254
SECURITIES SOLD SHORT
Basic Industries	(0.4)	(2,650,240)
Real Estate Investment Trusts	(0.4)	(2,714,610)
Energy	(0.5)	(3,895,180)
Utilities	(0.7)	(5,311,703)
Transportation	(2.3)	(17,560,274)
Finance	(2.4)	(17,844,207)
Consumer Non-Durables	(3.2)	(24,137,071)
Consumer Durables	(4.7)	(35,258,971)
Communications	(6.0)	(45,063,242)
Capital Goods	(6.2)	(46,655,693)
Consumer Services	(12.6)	(95,020,409)
Technology	(23.0)	(172,582,137)
Health Care	(24.2)	(182,007,045)
WRITTEN OPTIONS	(0.1)	(1,008,930)
OTHER ASSETS IN EXCESS OF LIABILITIES	77.7	583,915,175

NET ASSETS	100.0%	$751,770,728

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

LONG/SHORT RESEARCH FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	18.9%	$1,190,372,751
Technology	16.8	1,053,356,417
Consumer Services	11.1	700,440,685
Capital Goods	10.6	665,667,491
Health Care	10.2	644,095,831
Energy	9.0	562,736,665
Basic Industries	6.2	389,299,560
Communications	3.9	243,175,950
Consumer Non-Durables	3.5	220,675,217
Consumer Durables	2.5	160,099,311
Real Estate Investment Trusts	0.7	42,224,269
Transportation	0.4	22,028,808
Utilities	0.2	11,584,298
WARRANTS	0.0	602,152
SECURITIES SOLD SHORT
Utilities	(0.3)	(21,317,962)
Consumer Durables	(1.1)	(68,154,591)
Transportation	(1.7)	(107,216,914)
Real Estate Investment Trusts	(2.0)	(126,754,660)
Capital Goods	(3.0)	(187,931,542)
Health Care	(3.1)	(193,900,084)
Basic Industries	(3.3)	(204,293,090)
Energy	(3.6)	(224,056,494)
Communications	(3.6)	(224,147,405)
Consumer Non-Durables	(4.1)	(258,202,980)
Finance	(4.8)	(303,122,832)
Technology	(5.9)	(373,825,127)
Consumer Services	(7.5)	(473,577,091)
WRITTEN OPTIONS	(0.2)	(11,916,356)
OTHER ASSETS IN EXCESS OF LIABILITIES	50.2	3,155,693,354

NET ASSETS	100.0%	$6,283,635,631

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

ALL-CAP VALUE FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	25.1%	$252,583,815
Technology	21.8	220,057,835
Health Care	17.5	175,871,039
Consumer Services	8.3	83,551,779
Capital Goods	7.9	79,576,127
Energy	7.5	75,312,564
Consumer Non-Durables	4.9	49,713,962
Consumer Durables	2.4	24,598,124
Communications	2.4	23,977,187
Basic Industries	1.3	13,078,769
Real Estate Investment Trusts	0.0	—
SECURITIES LENDING COLLATERAL	0.0	154,906
RIGHTS	0.0	—
WRITTEN OPTIONS	(0.1)	(837,000)
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0	10,025,315

NET ASSETS	100.0%	$1,007,664,422

Portfolio holdings are subject to change at any time.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

6	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015

PORTFOLIO HOLDINGS SUMMARY TABLES (unaudited) (concluded)

WPG PARTNERS

SMALL/MICRO CAP VALUE FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	25.2%	$10,738,702
Real Estate Investment Trusts	12.1	5,153,287
Capital Goods	10.8	4,597,248
Technology	9.5	4,054,473
Consumer Services	7.7	3,288,081
Transportation	6.0	2,542,924
Health Care	4.8	2,053,959
Utilities	4.4	1,875,865
Energy	4.0	1,711,600
Consumer Non-Durables	2.9	1,220,805
Consumer Durables	2.3	984,537
Basic Industries	1.9	813,425
SECURITIES LENDING COLLATERAL	8.9	3,789,509
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(212,029)

NET ASSETS	100.0%	$42,612,386

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

GLOBAL EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	20.5%	$16,482,171
Information Technology	13.8	11,081,733
Consumer Discretionary	13.2	10,568,920
Industrial	12.6	10,138,268
Health Care	12.2	9,787,391
Materials	10.8	8,638,052
Energy	6.1	4,909,890
Consumer Staples	5.4	4,300,536
Telecommunications Services	2.7	2,144,925
OTHER ASSETS IN EXCESS OF LIABILITIES	2.7	2,156,293

NET ASSETS	100.0%	$80,208,179

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

GLOBAL LONG/SHORT FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Financials	19.8%	$32,055,374
Health Care	12.1	19,556,778
Information Technology	11.8	19,105,118
Industrials	9.6	15,553,461
Consumer Discretionary	8.2	13,258,857
Energy	6.4	10,272,051
Consumer Services	5.6	8,974,742
Basic Industries	5.2	8,435,991
Materials	4.6	7,475,730
Capital Goods	3.7	5,970,365
Telecommunication Services	3.5	5,605,435
Consumer Durables	2.1	3,374,243
Communications	1.4	2,326,294
Consumer Staples	1.4	2,201,702
WARRANTS	0.0	2,902
SECURITIES SOLD SHORT
Telecommunication Services	(0.4)	(704,657)
Health Care	(2.8)	(4,532,586)
Energy	(4.4)	(7,115,497)
Consumer Staples	(4.5)	(7,187,022)
Information Technology	(5.6)	(9,098,598)
Materials	(5.8)	(9,312,552)
Financials	(6.3)	(10,117,048)
Industrials	(8.4)	(13,629,524)
Consumer Discretionary	(9.6)	(15,502,791)
WRITTEN OPTIONS	0.0	(36,735)
OTHER ASSETS IN EXCESS OF LIABILITIES	52.4	84,662,044

NET ASSETS	100.0%	$161,594,077

Portfolio holdings are subject to change at any time.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	7

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—97.6%
Basic Industries—4.1%
Cloud Peak Energy, Inc. *	217,070	$1,799,510
Graphic Packaging Holding Co. *	409,425	6,178,223
PolyOne Corp.	19,759	785,223
Schweitzer-Mauduit International, Inc.	39,700	1,858,754
Sensient Technologies Corp.	12,350	785,584

		11,407,294

Capital Goods—14.5%
Actuant Corp., Class A	26,705	679,375
Aegion Corp. *	73,455	1,328,801
Ampco-Pittsburgh Corp.	22,200	416,250
Brady Corp., Class A	60,608	1,633,992
Cabot Corp.	34,420	1,553,030
Cubic Corp.	31,550	1,649,119
Curtiss-Wright Corp.	24,050	1,745,549
Drew Industries, Inc. *	62,035	3,659,445
Globe Specialty Metals, Inc.	105,935	1,763,818
Granite Construction, Inc.	41,655	1,379,614
Hillenbrand, Inc.	42,025	1,332,192
Huntington Ingalls Industries, Inc.	14,095	1,992,046
LSB Industries, Inc. *	37,225	1,398,915
MRC Global, Inc. *	78,570	1,011,196
Mueller Industries, Inc.	26,550	924,206
Orion Marine Group, Inc. *	160,520	1,637,304
Rofin-Sinar Technologies, Inc. *	33,395	800,478
Stock Building Supply Holdings, Inc. *	103,520	1,607,666
Terex Corp.	116,760	3,200,392
WESCO International, Inc. *	49,295	3,422,552
World Fuel Services Corp.	124,547	6,818,948

		39,954,888

Consumer Durables—3.4%
Tempur Sealy International, Inc. *	48,850	2,809,364
Thor Industries, Inc.	57,315	3,534,043
Tower International, Inc. *	80,095	2,168,172
Winnebago Industries, Inc.	41,575	964,956

		9,476,535

Consumer Non-Durables—3.6%
Fresh Del Monte Produce, Inc. (a)	34,060	1,199,253
Matthews International Corp., Class A	14,565	704,509
Nu Skin Enterprises, Inc., Class A (a)	38,110	2,064,800
Skechers U.S.A., Inc., Class A *	14,665	999,273
Steven Madden Ltd. *	50,537	1,845,106
Take-Two Interactive Software, Inc. *	67,725	1,794,035
Universal Corp. (a)	26,710	1,279,676

		9,886,652

Consumer Services—19.8%
Abercrombie & Fitch Co., Class A	107,535	2,660,416
ABM Industries, Inc.	70,810	2,201,483
American Eagle Outfitters, Inc. (a)	190,210	2,847,444
Ascena Retail Group, Inc. *	80,000	1,072,000

	Number of Shares	Value
Consumer Services—(continued)
Booz Allen Hamilton Holding Corp.	63,765	$1,897,646
Brink’s Co., (The)	54,675	1,538,554
CBIZ, Inc. *	73,340	648,326
Civeo Corp.,	261,910	1,031,925
Ennis, Inc.	29,240	407,898
Finish Line, Inc., (The), Class A	151,445	3,707,374
FTD Cos, Inc. *	57,455	1,999,434
FTI Consulting, Inc. *	45,920	1,693,070
G&K Services, Inc., Class A	24,687	1,777,217
Group 1 Automotive, Inc.	24,540	1,996,084
Heidrick & Struggles International, Inc.	53,175	1,273,009
ICF International, Inc. *	38,100	1,596,390
International Speedway Corp., Class A	54,823	1,701,158
KAR Auction Services, Inc.	82,375	3,004,216
Knoll, Inc.	64,263	1,364,303
Korn/Ferry International *	25,215	771,579
Live Nation Entertainment, Inc. *	32,795	839,224
MAXIMUS, Inc.	32,110	1,901,875
Men’s Wearhouse, Inc., (The)	74,545	3,741,414
Navigant Consulting, Inc. *	165,865	2,320,451
Papa Murphy’s Holdings Inc. * (a)	164,751	2,201,073
Rent-A-Center, Inc.	42,515	1,173,414
RPX Corp. *	142,795	2,081,951
Starz, Class A	41,855	1,391,260
Steiner Leisure Ltd. *	10,820	499,018
Tetra Tech, Inc.	69,940	1,778,574
Viad Corp.	20,035	532,130
XO Group, Inc. *	58,410	906,523

		54,556,433

Energy—2.5%
Contango Oil & Gas Co. *	14,810	348,479
Forum Energy Technologies, Inc. *	59,750	1,166,918
Helix Energy Solutions Group, Inc. *	115,785	1,787,720
Parsley Energy, Inc., Class A *	133,745	1,991,463
Western Refining, Inc.	32,515	1,531,457

		6,826,037

Finance—19.7%
Ameris Bancorp	32,298	845,239
AMERISAFE, Inc.	25,285	1,050,339
Apollo Investment Corp. (a)	90,635	706,047
BBCN Bancorp, Inc.	182,780	2,513,225
Centerstate Banks, Inc.	74,845	877,932
Columbia Banking System, Inc.	38,695	1,090,425
Essent Group Ltd. *	41,860	971,989
Federal Agricultural Mortgage Corp., Class C	79,060	2,525,176
Fifth Street Finance Corp.	126,490	895,549
First American Financial Corp.	132,485	4,640,950
First Citizens Bancshares, Inc., Class A	4,585	1,156,566
First NBC Bank Holding Co. *	45,650	1,493,668
FirstMerit Corp.	86,741	1,574,349

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

8	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
Flushing Financial Corp.	36,710	$718,782
Gladstone Capital Corp. (a)	21,450	185,543
Global Indemnity PLC *	19,508	527,691
Heritage Financial Corp.	47,225	761,267
Infinity Property & Casualty Corp.	15,300	1,186,515
James Rivers Group Holdings, LTD. *	56,869	1,249,412
Maiden Holdings Ltd.	219,755	3,144,694
Nationstar Mortgage Holdings, Inc. * (a)	68,710	1,831,122
Navigators Group, Inc., (The) *	12,190	910,715
Nelnet, Inc., Class A	53,821	2,509,135
OneBeacon Insurance Group Ltd.	84,600	1,269,000
Park Sterling Corp.	59,895	407,286
PHH Corp. *	100,660	2,444,025
Platinum Underwriters Holdings Ltd. (a)	33,085	2,526,040
Radian Group, Inc.	93,585	1,479,579
RCS Capital Corp., Class A (a)	125,880	1,435,032
Safety Insurance Group, Inc.	13,815	808,178
Stancorp Financial Group, Inc.	19,115	1,264,648
Stewart Information Services Corp.	89,900	3,382,937
SVB Financial Group *	6,070	746,003
Symetra Financial Corp.	106,185	2,397,657
Walker & Dunlop, Inc. *	127,625	2,045,829
Washington Federal, Inc.	39,210	828,115

		54,400,659

Health Care—10.1%
Amsurg Corp. *	28,925	1,738,392
Chemed Corp. (a)	22,680	2,641,766
Hanger, Inc. *	61,060	1,580,843
ICON PLC *	31,170	2,151,042
Integra LifeSciences Holdings Corp. *	40,540	2,432,805
Kindred Healthcare, Inc.	113,497	2,408,406
LHC Group, Inc. *	23,635	798,863
LifePoint Hospitals, Inc. *	20,625	1,484,175
Omnicell, Inc. *	35,080	1,229,554
Owens & Minor, Inc.	36,427	1,298,987
PAREXEL International Corp. *	30,540	1,968,608
Select Medical Holdings Corp.	122,305	1,658,456
Symmetry Surgical, Inc.	181,996	1,346,772
Thoratec Corp. *	49,980	2,035,186
U.S. Physical Therapy, Inc.	73,451	3,113,588

		27,887,443

Real Estate Investment Trusts—8.7%
Altisource Residential Corp., Class B	35,430	731,630
American Capital Mortgage Investment Corp.	40,145	740,675
American Residential Properties, Inc. *	98,810	1,713,365
Anworth Mortgage Asset Corp.	168,417	880,821
Ares Commercial Real Estate Corp.	148,530	1,782,360

	Number of Shares	Value
Real Estate Investment Trusts—(continued)
Chatham Lodging Trust	80,285	$2,329,871
Colony Financial, Inc.	30,550	770,166
CYS Investments, Inc.	299,435	2,721,864
Gladstone Commercial Corp.	24,720	449,162
Hatteras Financial Corp.	126,765	2,326,138
MFA Financial, Inc.	394,250	3,138,230
Monmouth Real Estate Investment Corp., Class A	96,635	1,089,076
QTS Realty Trust, Inc.	22,210	795,340
Silver Bay Realty Trust Corp.	57,182	924,061
Two Harbors Investment Corp.	360,375	3,762,315

		24,155,074

Technology—8.9%
Bel Fuse, Inc., Class B	79,139	1,510,763
Belden, Inc.	55,260	4,905,983
Brooks Automation, Inc.	61,755	741,060
Coherent, Inc. *	20,670	1,327,841
Convergys Corp.,	29,780	665,583
EnerSys, Inc.	65,270	4,262,131
Insight Enterprises, Inc. *	26,775	704,182
Magnachip Semiconductor Corp. *	58,260	332,665
NETGEAR, Inc. *	39,585	1,276,220
PC Connection, Inc.	17,600	450,912
Qorvo Inc. *	1	42
Sykes Enterprises, Inc. *	112,530	2,616,323
SYNNEX Corp.	56,885	4,337,481
TeleTech Holdings, Inc. *	27,855	676,877
Teradyne, Inc.	37,890	732,035

		24,540,098

Transportation—1.6%
Diana Shipping, Inc. *	54,030	374,428
Landstar System, Inc.	11,770	826,489
Quality Distribution, Inc. *	59,560	654,564
Virgin America, Inc. *	74,490	2,610,130

		4,465,611

Utilities—0.7%
PNM Resources, Inc.	63,280	1,806,644

TOTAL COMMON STOCK (Cost $203,239,712)		269,363,368

SECURITIES LENDING COLLATERAL—3.7%
BlackRock Liquidity TempFund, Institutional Shares	10,148,370	10,148,370

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,148,370)		10,148,370

TOTAL INVESTMENTS—101.3% (Cost $213,388,082)		279,511,738

LIABILITIES IN EXCESS OF OTHER ASSETS—(1.3)%		(3,604,365)

NET ASSETS—100.0%		$275,907,373

PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan (see Note 6 of the Notes to Financial Statements).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	9

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 28, 2015 is as follows (see Note 1 in the Notes to Financial Statements):

	Total Value as of February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$269,363,368	$269,363,368	$—	$—
Securities Lending Collateral	10,148,370	10,148,370	—	—

Total Assets	$279,511,738	$279,511,738	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

10	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
LONG POSITIONS—109.0%
COMMON STOCK—104.8%
Basic Industries—9.8%
AEP Industries, Inc. * †	152,724	$7,736,998
Agnico Eagle Mines Ltd.	57,969	1,863,703
American Vanguard Corp. †	460,719	5,192,303
Avery Dennison Corp. †	185,455	9,931,115
Cameco Corp.	106,730	1,648,978
Cloud Peak Energy, Inc. * †	370,358	3,070,268
Constellium NV, Class A *	103,665	1,960,305
Crown Holdings, Inc. * †	106,664	5,653,192
Eldorado Gold Corp.	393,714	2,283,541
Freeport-McMoRan Copper & Gold, Inc. †	186,669	4,037,650
Goldcorp, Inc.	74,304	1,633,202
Greif, Inc., Class B †	43,250	2,056,105
Koppers Holdings, Inc. †	167,246	2,696,005
Monsanto Co. †	38,280	4,610,060
Owens-Illinois, Inc. * †	255,468	6,683,043
Pan American Silver Corp. †	177,195	1,714,362
POSCO — ADR	45,698	2,771,127
Reliance Steel & Aluminum Co. †	90,266	5,146,065
Royal Gold Inc. †	17,425	1,256,342
Universal Stainless & Alloy Products, Inc. *	88,931	2,011,619

		73,955,983

Capital Goods—10.9%
Actuant Corp., Class A	127,251	3,237,265
AECOM Technology Corp. * †	194,569	5,848,744
Alamo Group, Inc. †	150,348	7,539,952
Babcock & Wilcox Co., (The) †	148,072	4,596,155
Cemex SAB de CV ADR * †	344,208	3,493,711
Chicago Bridge & Iron Co. NV (a)	76,096	3,512,591
Commercial Metals Co. †	195,522	2,942,606
Crane Co.	49,839	3,330,740
Fluor Corp. †	66,198	3,839,484
Global Brass & Copper Holdings, Inc. †	375,105	5,266,474
Great Lakes Dredge & Dock Corp. *	377,944	2,305,458
Joy Global, Inc. †	66,624	2,952,776
LSB Industries, Inc. †	144,315	5,423,358
Orion Marine Group, Inc. * †	311,176	3,173,995
Preformed Line Products Co.	31,756	1,459,188
Rofin-Sinar Technologies, Inc. * †	281,016	6,735,954
Safran SA — ADR * †	201,474	3,523,780
Wesco Aircraft Holdings Inc †	316,250	4,746,912
WESCO International, Inc. * †	60,079	4,171,285
World Fuel Services Corp. †	74,677	4,088,566

		82,188,994

Communications—6.5%
Blucora, Inc. * †	499,368	7,400,634
China Unicom Hong Kong Ltd. ADR (a)	185,640	3,139,172
Comcast Corp., Class A †	121,112	7,191,631
Hawaiian Telcom Holdco, Inc. * †	226,091	5,878,366
IAC/InterActiveCorp.	53,123	3,581,553

	Number of Shares	Value
Communications—(continued)
Iridium Communications, Inc. * (a)	1,257,970	$12,051,353
Monster Worldwide, Inc. *	309,344	2,078,792
NTELOS Holdings Corp.	590,205	2,667,727
TubeMogul Inc.	78,629	1,086,653
Verisign, Inc * (a)	59,843	3,831,149

		48,907,030

Consumer Durables—2.5%
Cooper-Standard Holding, Inc. * †	63,698	3,453,069
Dorel Industries, Inc., Class B (a)	120,039	3,903,080
Helen of Troy Ltd. * †	65,106	4,988,422
Tenneco, Inc. * †	109,494	6,376,931

		18,721,502

Consumer Non-Durables—4.1%
Archer-Daniels-Midland Co.	50,209	2,404,007
Energizer Holdings, Inc. †	30,840	4,127,317
Freshpet, Inc *	29,982	552,568
Leucadia National Corp. †	255,898	6,072,460
New Remy Holdco Corp.	78,006	1,784,002
Unilever NV †	115,239	5,009,439
Universal Corp. †	219,521	10,517,251

		30,467,044

Consumer Services—14.5%
Barnes & Noble, Inc. * †	432,427	10,767,432
Cenveo, Inc. *	501,234	1,047,579
CVS Health Corp. †	79,916	8,300,875
Eldorado Resorts, Inc. *	329,820	1,517,171
Ennis, Inc. †	293,328	4,091,926
FTD Cos, Inc. * †	82,904	2,885,059
Global Cash Access Holdings, Inc. *	255,955	1,819,840
GNC Holdings, Inc., Class A †	74,775	3,595,930
International Speedway Corp., Class A †	404,327	12,546,267
ITE Group PLC	635,388	1,674,965
Liberty Interactive Corp., Class A * †	131,176	3,873,627
Liberty Ventures, Series A * †	18,649	749,329
Melco Crown Entertainment Ltd. — ADR	64,323	1,545,038
New Oriental Education & Technology Group. — Sponsored ADR *	154,967	2,969,168
Outerwall, Inc. * † (a)	56,869	3,669,188
Overstock.com, Inc. * (a)	79,561	1,807,626
Points International Ltd. *	114,029	1,110,642
Realogy Holdings Corp. * †	90,484	4,162,264
Scripps Networks Interactive, Inc., Class A	39,239	2,836,980
SeaWorld Entertainment, Inc. †	130,247	2,440,829
Speedway Motorsports, Inc.	117,945	2,797,655
Steiner Leisure Ltd. * †	67,289	3,103,369
Systemax, Inc. * †	423,655	5,096,570
Tetra Tech, Inc. †	166,929	4,245,004
Tropicana Entertainment, Inc. *	96,830	1,612,219
United Stationers, Inc.	99,280	4,009,919
Walgreens Boots Alliance, Inc. * †	63,682	5,290,701

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	11

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Services—(continued)
Walt Disney Co., (The) †	49,359	$5,137,285
Wyndham Worldwide Corp. †	43,130	3,945,532

		108,649,989

Energy—6.8%
Apache Corp.	37,611	2,476,308
BP PLC — Sponsored ADR	1	26
Canadian Natural Resources Ltd. †	125,751	3,665,642
Dawson Geophysical Co. *	536,061	2,808,959
Exxon Mobil Corp.	128,093	11,341,354
Gazprom OAO — Sponsored ADR	786,929	3,938,580
Grand Tierra Energy, Inc. *	677,605	1,714,341
Gulfmark Offshore, Inc., Class A †	64,469	1,059,870
Halliburton Co. †	75,252	3,231,321
Legacy Oil + Gas, Inc. *	646,724	1,047,693
Lukoil OAO — Sponsored ADR	44,769	2,172,192
Pacific Drilling SA * (a)	224,236	816,219
Parsley Energy, Inc., Class A *	149,648	2,228,259
Phillips 66	62,751	4,923,443
Suncor Energy, Inc.	134,321	4,043,062
TransGlobe Energy Corp.	533,373	1,557,449
Valero Energy Corp.	68,240	4,209,726

		51,234,444

Finance—21.4%
ACE Ltd. †	62,989	7,181,376
AerCap Holdings NV * †	124,021	5,518,934
American International Group, Inc. †	227,709	12,599,139
Aspen Insurance Holdings Ltd. †	123,917	5,681,594
Axis Capital Holdings Ltd. †	102,228	5,298,477
Bank of America Corp. †	543,230	8,588,466
Berkshire Hathaway, Inc., Class B * †	85,736	12,638,344
BitGold, Inc.	525,109	373,848
Century Bancorp, Inc., Class A †	36,535	1,415,366
CIT Group, Inc.	76,497	3,537,986
Citigroup, Inc. †	179,287	9,398,225
Endurance Specialty Holdings Ltd. †	91,301	5,804,005
ePlus, Inc. * †	74,187	6,170,133
Fairfax Financial Holdings Ltd. †	4,453	2,335,705
Flushing Financial Corp. †	96,517	1,889,803
FNFV Group *	303,555	4,519,934
JPMorgan Chase & Co. †	174,485	10,692,441
Loews Corp. †	142,959	5,862,749
Maiden Holdings Ltd. †	755,806	10,815,584
National Western Life Insurance Co., Class A †	9,494	2,386,602
New Hampshire Thrift Bancshares, Inc.	29,229	452,173
PartnerRE Ltd. †	50,077	5,733,816
PHH Corp.	94,783	2,301,331
Renaissance Holdings Ltd. †	53,669	5,502,683
Sprott, Inc.	5,419,040	10,793,864
Steel Excel, Inc. * †	127,172	3,052,128

	Number of Shares	Value
Finance—(continued)
Validus Holdings Ltd. †	157,215	$6,546,433
White Mountains Insurance Group Ltd. †	6,143	4,098,302

		161,189,441

Health Care—11.5%
Alphatec Holdings, Inc. *	1,277,448	1,852,300
Amgen, Inc. †	40,470	6,382,928
Amsurg Corp. *	55,056	3,308,866
Charles River Laboratories International, Inc. * †	40,238	3,085,047
DaVita HealthCare Partners, Inc. * †	104,586	7,802,116
Express Scripts Holding Co. * †	86,621	7,344,595
Fresenius Medical Care AG & Co. KGaA — ADR †	196,496	8,009,177
Hanger, Inc. * †	132,896	3,440,677
Hologic, Inc. * †	196,244	6,354,381
Humana, Inc.	31,756	5,220,051
Laboratory Corp. of America Holdings * †	42,387	5,214,873
LHC Group, Inc. *	76,434	2,583,469
LifePoint Hospitals, Inc.	23,861	1,717,038
Lion Biotechnologies Inc *	179,360	1,610,653
Omnicare, Inc.	31,751	2,436,572
Sanofi — ADR †	87,941	4,296,797
Teva Pharmaceutical Industries Ltd. — Sponsored ADR †	169,158	9,645,389
UnitedHealth Group, Inc. †	55,810	6,341,690

		86,646,619

Real Estate Investment Trusts—1.4%
Annaly Capital Management, Inc. †	241,815	2,568,075
Blackstone Mortgage Trust, Inc., Class A	74,378	2,150,268
Hatteras Financial Corp. †	144,742	2,656,016
Two Harbors Investment Corp. †	269,401	2,812,546

		10,186,905

Technology—15.2%
Alpha & Omega Semiconductor Ltd. *	399,060	3,539,662
Arrow Electronics, Inc. * †	42,367	2,625,059
Avnet, Inc. †	50,167	2,298,150
Box, Inc., Class A *	150,303	2,804,654
Celestica, Inc. *	614,381	7,237,408
CIBER, Inc.	294,176	1,153,170
Clicksoftware Technologies Ltd. * †	1,639,383	13,623,273
Cognizant Technology Solutions Corp., Class A *	56,342	3,520,530
Computer Task Group, Inc.	186,904	1,426,078
Comtech Telecommunications Corp. †	131,650	4,705,171
CSG Systems International, Inc. †	338,411	10,121,873
Datawatch Corp. (a)	95,731	636,611
EMC Corp. †	166,804	4,827,308

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Technology—(continued)
Flextronics International Ltd. *	244,679	$2,980,190
Guidance Software, Inc *	306,118	1,796,913
Ingram Micro, Inc., Class A * †	73,838	1,824,537
Jabil Circuit, Inc. †	203,365	4,467,929
Oracle Corp. †	93,891	4,114,304
Pegasystems, Inc. †	230,877	4,569,056
PTC, Inc. *	58,497	2,027,214
QAD, Inc., Class A *	204,775	4,402,662
Quality Systems, Inc.	115,637	2,009,771
Rovi Corp. * †	99,388	2,472,773
Sykes Enterprises, Inc. * †	183,302	4,261,771
Tech Data Corp. * †	41,172	2,449,734
TeleNav, Inc. *	471,291	4,015,399
Teradata Corp. * †	86,767	3,862,867
Ubiquiti Networks, Inc. * (a)	130,962	4,143,638
Vocera Communications, Inc. *	316,182	3,281,969
Western Union Co., (The) †	157,033	3,065,284

		114,264,958

Transportation—0.2%
Aurizon Holdings Ltd.	352,065	1,313,202

		1,313,202

TOTAL COMMON STOCK (Cost $665,139,994)		787,726,111

	Number of Contracts
OPTIONS PURCHASED ††—0.2%
Brocade Communications Systems, Inc. Put Options Expires 01/20/17 Strike Price $10.00	1,935	686,925
Outerwall, Inc. Call Options Expires 01/15/16 Strike Price $60.00	657	712,845
Outerwall, Inc. Call Options Expires 01/15/16 Strike Price $65.00	599	521,130

TOTAL OPTIONS PURCHASED (Cost $1,702,343)		1,920,900

	Number of Shares
SECURITIES LENDING COLLATERAL—4.0%
BlackRock Liquidity TempFund, Institutional Shares	29,918,254	29,918,254

TOTAL SECURITIES LENDING COLLATERAL (Cost $29,918,254)		29,918,254

TOTAL INVESTMENTS—108.4% (Cost $696,760,591)		819,565,265

SECURITIES SOLD SHORT—(86.6%)
COMMON STOCK—(86.6%)
Basic Industries—(0.4%)
Century Aluminum Co. *	(127,106)	(2,411,201)
Ethanex Energy, Inc.	(648)	0

	Number of Shares	Value
Basic Industries—(continued)
Kennady Diamonds, Inc. *	(45,900)	$(142,829)
Tanzanian Royalty Exploration Corp. *	(171,865)	(96,210)

		(2,650,240)

Capital Goods—(6.2%)
Applied Energetics, Inc. *	(238,070)	(2,381)
Builders FirstSource, Inc. *	(301,640)	(1,818,889)
DXP Enterprises, Inc. *	(32,878)	(1,505,812)
DynaMotive Energy Systems Corp.	(72,185)	(7)
Installed Building Products, Inc. *	(134,501)	(2,345,697)
Interface, Inc.	(207,225)	(4,183,873)
Kimball International, Inc.	(23,567)	(225,065)
KLX, Inc. *	(93,416)	(3,731,035)
Lindsay Corp.	(50,108)	(4,388,459)
Martin Marietta Materials, Inc.	(27,164)	(3,866,252)
NN, Inc.	(118,827)	(3,292,696)
Smith & Wesson Holding Corp. *	(308,553)	(4,174,722)
Taser International, Inc. *	(111,025)	(2,606,867)
Trex Co., Inc. *	(212,318)	(10,690,211)
Vulcan Materials Co.	(46,069)	(3,823,727)

		(46,655,693)

Communications—(6.0%)
1-800-FLOWERS.COM, Inc., Class A *	(516,778)	(6,449,389)
CTC Communications Group, Inc.	(98,900)	0
Descartes Systems Group, Inc., (The) *	(175,564)	(2,651,016)
eGain Communications Corp. *	(142,473)	(495,806)
Equinix, Inc.	(27,657)	(6,200,008)
Grubhub, Inc. *	(150,236)	(6,311,414)
Interliant, Inc. *	(600)	0
LivePerson, Inc. *	(159,895)	(1,844,389)
Meetme, Inc. *	(274,187)	(531,923)
Rackspace Hosting, Inc. *	(136,753)	(6,792,521)
RigNet, Inc. *	(62,103)	(1,963,697)
Shutterstock, Inc. *	(51,736)	(2,925,671)
TubeMogul Inc.	(182,295)	(2,519,317)
Twitter, Inc. *	(54,104)	(2,601,320)
WebMD Health Corp. *	(60,216)	(2,652,515)
Yelp, Inc. *	(23,422)	(1,124,256)

		(45,063,242)

Consumer Durables—(4.7%)
American Axle & Manaufacturing Holdings, Inc. *	(92,999)	(2,317,535)
Cavco Industries, Inc. *	(38,736)	(2,775,822)
GoPro, Inc., Class A *	(119,582)	(5,020,052)
Mobileye NV *	(255,647)	(9,070,356)
Motorcar Parts of America, Inc. * †	(104,203)	(2,735,329)
Qsound Labs, Inc. *	(4,440)	(4)
Select Comfort Corp. *	(107,396)	(3,447,412)
Tesla Motors, Inc. *	(36,483)	(7,418,453)
Universal Electronics Inc. *	(43,780)	(2,474,008)

		(35,258,971)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	13

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Non-Durables—(3.2%)
Amish Naturals, Inc.	(25,959)	$0
Deckers Outdoor Corp. *	(21,410)	(1,589,478)
Farmer Bros Co. *	(21,719)	(526,251)
Freshpet, Inc. *	(447,314)	(8,243,997)
IGI Laboratories, Inc. *	(323,367)	(3,725,188)
Keurig Green Mountain, Inc.	(22,267)	(2,840,824)
Monster Beverage Corp. *	(33,742)	(4,761,671)
Pilgrim’s Pride Corp.	(85,340)	(2,340,876)
Senomyx, Inc. *	(20,448)	(108,783)
Valence Technology, Inc.	(27,585)	(3)

		(24,137,071)

Consumer Services—(12.6%)
Amaya Inc *	(81,769)	(2,354,105)
Arctic Cat, Inc.	(94,621)	(3,449,882)
BJ’s Restaurants, Inc. *	(81,416)	(4,251,543)
Buffalo Wild Wings, Inc. *	(22,109)	(4,225,472)
Container Store Group, Inc. (The) *	(314,210)	(5,787,748)
Corporate Resource Services, Inc. *	(218,896)	(34,607)
Fresh Market, Inc., (The) *	(76,218)	(2,900,857)
Habit Restaurants Inc., (The) *	(49,011)	(1,609,521)
inContact, Inc. *	(229,260)	(2,684,635)
Lumber Liquidators Holdings, Inc. *	(90,977)	(4,718,067)
Mattress Firm Holding Corp. *	(28,300)	(1,723,753)
Netflix, Inc. *	(34,631)	(16,446,608)
Nutrisystem, Inc.	(83,413)	(1,435,538)
Red Robin Gourmet Burgers, Inc. *	(48,344)	(4,035,274)
Shake Shack, Inc., Class A *	(53,162)	(2,293,940)
Sprouts Farmers Market, Inc. *	(54,262)	(1,997,384)
Sturm Ruger & Co., Inc.	(38,349)	(1,992,614)
Texas Roadhouse, Inc.	(107,213)	(4,035,497)
Tile Shop Holdings, Inc. *	(476,113)	(5,256,288)
Tuesday Morning Corp. *	(336,333)	(6,383,600)
Viggle, Inc. *	(61)	(103)
VistaPrint NV	(55,652)	(4,646,942)
Williams-Sonoma, Inc.	(49,874)	(4,012,363)
World Wrestling Entertainment, Inc., Class A	(120,305)	(1,977,814)
Zillow Group, Inc., Class A *	(58,965)	(6,766,254)

		(95,020,409)

Energy—(0.5%)
Beard Co. *	(9,710)	(15)
Neste Oil OYJ	(149,322)	(3,895,165)

		(3,895,180)

Finance—(2.4%)
Bofi Holding, Inc. *	(41,256)	(3,647,030)
Credit Acceptance Corp. *	(42,950)	(7,872,735)
LendingClub Corp. *	(208,153)	(4,240,077)
WisdomTree Investments, Inc.	(111,523)	(2,084,365)

		(17,844,207)

	Number of Shares	Value
Health Care—(24.2%)
ABIOMED, Inc. *	(31,166)	$(1,894,581)
Acadia Pharmaceuticals, Inc. *	(57,148)	(2,169,910)
Accelerate Diagnostics, Inc. *	(313,000)	(6,260,000)
Accuray, Inc. *	(306,780)	(2,754,884)
Air Methods Corp. *	(49,780)	(2,637,842)
Albany Molecular Research, Inc. *	(277,831)	(4,506,419)
Align Technology, Inc. *	(84,135)	(4,825,142)
Ani Pharmaceuticals, Inc. *	(36,350)	(2,448,536)
Aratana Therapeutics, Inc. *	(133,958)	(2,580,031)
Arena Pharmaceuticals, Inc. *	(351,983)	(1,587,443)
athenahealth, Inc. *	(25,856)	(3,285,522)
Biotime, Inc. *	(93,456)	(392,515)
BodyTel Scientific, Inc.	(4,840)	0
CareView Communications, Inc. *	(207,465)	(107,882)
Cerner Corp. *	(47,837)	(3,447,134)
Concordia Healthcare Corp.	(156,403)	(7,840,482)
DexCom, Inc. *	(101,001)	(6,134,801)
Endologix, Inc. *	(220,880)	(3,483,278)
Flamel Technologies — Sponsored ADR *	(202,510)	(3,169,281)
Fluidigm Corp. *	(50,158)	(2,216,984)
GenMark Diagnostics, Inc. *	(150,977)	(1,918,918)
GW Pharmaceuticals PLC *	(28,115)	(2,275,066)
HealthStream, Inc. *	(208,514)	(5,396,342)
HeartWare International, Inc. *	(49,524)	(4,220,930)
HMS Holdings Corp. *	(164,996)	(2,894,030)
Inovio Pharmaceuticals, Inc *	(63,859)	(451,802)
Insulet Corp. *	(125,805)	(3,991,793)
Insys Therapeutics, Inc. *	(88,300)	(5,303,298)
Intercept Pharmaceuticals, Inc.	(11,069)	(2,450,345)
Intrexon Corp. *	(132,037)	(5,421,439)
Intuitive Surgical, Inc. *	(6,932)	(3,466,000)
Keryx Biopharmaceuticals, Inc. *	(226,341)	(2,752,307)
Kite Pharma, Inc. *	(22,711)	(1,486,208)
Lannett Co, Inc. *	(66,160)	(4,128,384)
Ligand Pharmaceuticals, Inc. *	(38,891)	(2,141,727)
Mannkind Corp. *	(274,529)	(1,789,929)
MiMedx Group, Inc. *	(516,925)	(5,350,174)
Mindray Medical International Ltd. — ADR	(71,299)	(2,014,910)
Mirati Therapeutics, Inc. *	(72,629)	(1,726,391)
NanoString Technologies Inc *	(84,331)	(886,319)
Neuralstem, Inc. *	(466,549)	(1,754,224)
Nevro Corp. *	(138,720)	(5,802,658)
Novadaq Technologies, Inc. *	(180,158)	(2,981,615)
Novavax, Inc. *	(471,820)	(4,317,153)
Opko Health, Inc. *	(155,129)	(2,258,678)
OraSure Technologies, Inc. *	(172,061)	(1,231,957)
Organovo Holdings, Inc. *	(450,481)	(2,666,848)
Osiris Therapeutics, Inc. *	(183,043)	(3,161,153)
OvaScience, Inc. *	(111,338)	(5,066,992)
PDL BioPharma, Inc.	(340,068)	(2,373,675)
Pharmacyclics, Inc. *	(25,829)	(5,577,256)
Puma Biotechnology, Inc. *	(12,091)	(2,575,504)
Relypsa, Inc. *	(16,506)	(640,433)
Rockwell Medical, Inc. *	(134,542)	(1,345,420)
Seattle Genetics, Inc. *	(93,272)	(3,381,110)
Spectranetics Corp. *	(122,321)	(4,135,673)
Synageva Biopharma Corp. *	(31,136)	(3,074,057)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Health Care—(continued)
Tekmira Pharmaceuticals Corp. *	(48,901)	$(888,531)
TherapeuticsMD, Inc. *	(390,346)	(1,979,054)
Unilife Corp. *	(191,696)	(757,199)
Utah Medical Products, Inc.	(11,917)	(707,870)
Wright Medical Group, Inc. *	(142,956)	(3,521,006)

		(182,007,045)

Real Estate Investment Trusts—(0.4%)
Digital Realty Trust, Inc.	(40,895)	(2,714,610)

		(2,714,610)

Technology—(23.0%)
3D Systems Corp. *	(100,844)	(3,072,717)
ANTs Software, Inc.	(10,334)	(1)
Arista Networks, Inc. *	(22,021)	(1,524,073)
Box, Inc., Class A *	(593,154)	(11,068,254)
Capstone Turbine Corp. *	(735,133)	(520,180)
Cavium, Inc. *	(116,461)	(7,976,414)
Ciena Corp. *	(182,367)	(3,815,118)
Cirrus Logic, Inc. *	(199,024)	(5,992,613)
Consygen, Inc.	(200)	0
Cornerstone OnDemand, Inc. *	(51,869)	(1,657,993)
CyberArk Software Ltd. *	(58,399)	(3,461,309)
Demandware, Inc. *	(51,478)	(3,252,895)
Ellie Mae, Inc. *	(103,821)	(5,486,940)
Endurance International Group Holdings, Inc. *	(112,011)	(2,085,645)
Ener1, Inc.	(102,820)	(10)
Enphase Energy, Inc. *	(115,069)	(1,585,651)
Finisar Corp. *	(175,683)	(3,691,100)
FireEye, Inc. *	(91,288)	(4,041,320)
First Solar, Inc. *	(34,731)	(2,075,004)
GT Advanced Technologies, Inc. *	(198,179)	(58,760)
Guidewire Software, Inc. *	(151,179)	(8,414,623)
Himax Technologies, Inc. — ADR	(301,722)	(2,172,398)
HubSpot, Inc. *	(95,336)	(3,917,356)
Imageware Systems, Inc. *	(388,259)	(737,692)
Infinera Corp. *	(279,139)	(4,759,320)
KLA-Tencor Corp.	(31,464)	(2,043,744)
Lam Research Corp. *	(24,895)	(2,052,842)
Lexmark International, Inc., Class A (a)	(69,515)	(2,965,510)
Micron Technology, Inc. *	(51,631)	(1,583,523)
Mobileiron, Inc. *	(456,306)	(4,074,813)
Neonode, Inc. *	(224,412)	(688,945)
Nestor, Inc. *	(15,200)	(2)
NetSuite, Inc. *	(49,596)	(4,782,046)
Nimble Storage, Inc. *	(89,341)	(2,256,754)
Palo Alto Networks, Inc. *	(15,880)	(2,258,454)
Plug Power, Inc. *	(441,015)	(1,358,326)
Proofpoint, Inc. *	(82,492)	(4,672,347)
Qlik Technologies, Inc. *	(102,399)	(3,321,824)
SanDisk Corp.	(48,551)	(3,880,681)
SciQuest Inc *	(135,112)	(2,352,300)
Sierra Wireless, Inc. *	(161,770)	(6,076,081)
Skyworks Solutions, Inc.	(58,327)	(5,118,194)

	Number of Shares	Value
Technology—(continued)
Sonus Networks, Inc.	(175,559)	$(2,995,037)
SunEdison, Inc. *	(127,808)	(2,829,669)
Tableau Software, Inc., Class A *	(25,822)	(2,427,526)
Textura Corp. *	(108,267)	(3,054,212)
Tiger Telematics, Inc.	(6,510)	0
Tower Semiconductor Ltd. *	(283,565)	(4,562,561)
Uni-Pixel, Inc. *	(19,665)	(134,312)
Universal Display Corp. *	(132,091)	(4,542,609)
Veeva Systems, Inc., Class A *	(164,001)	(5,062,711)
VeriFone Systems, Inc. *	(125,645)	(4,421,448)
ViaSat, Inc. *	(42,486)	(2,776,035)
Vicor Corp. *	(203,036)	(2,676,014)
Workday, Inc., Class A *	(51,530)	(4,405,815)
Workiva, Inc.	(143,778)	(1,840,358)
WorldGate Communications, Inc.	(582,655)	(58)
Xybernaut Corp.	(34,156)	0

		(172,582,137)

Transportation—(2.3%)
American Railcar Industries, Inc.	(235,849)	(13,245,280)
Student Transportation, Inc.	(753,053)	(4,314,994)

		(17,560,274)

Utilities—(0.7%)
SolarCity Corp. *	(103,421)	(5,311,703)

TOTAL COMMON STOCK (Proceeds $550,185,489)		(650,700,782)

TOTAL SECURITIES SOLD SHORT—(86.6%) (Proceeds $550,185,489)		(650,700,782)

	Number of Contracts
OPTIONS WRITTEN ††—(0.1%)
BP PLC Put Options Expires 01/15/16 Strike Price $47.00	(1,052)	(749,550)
Schlumberger US Call Options Expires 01/20/17 Strike Price $80.00	(264)	(259,380)

TOTAL OPTIONS WRITTEN (Premiums received $1,016,312)		(1,008,930)

OTHER ASSETS IN EXCESS OF LIABILITIES—77.7%		583,915,175

NET ASSETS—100.0%		$751,770,728

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan (see Note 6 of the Notes to Financial Statements).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	15

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.

A summary of the inputs used to value the Fund’s investments as of February 28, 2015 is as follows (see Note 1 in the Notes to Financial Statements):

	Total Value as of February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$73,955,983	73,955,983	$—	$—
Capital Goods	82,188,994	82,188,994	—	—
Communications	48,907,030	48,907,030	—	—
Consumer Durables	18,721,502	18,721,502	—	—
Consumer Non-Durables	30,467,044	30,467,044	—	—
Consumer Services	108,649,989	108,649,989	—	—
Energy	51,234,444	51,234,444	—	—
Finance	161,189,441	161,189,441	—	—
Health Care	86,646,619	86,646,619	—	—
Real Estate Investment Trusts	10,186,905	10,186,905	—	—
Technology	114,264,958	114,264,958	—	—
Transportation	1,313,202	—	1,313,202	—
Options Purchased
Equity Contracts	1,920,900	1,920,900	—	—
Securities Lending Collateral	29,918,254	29,918,254	—	—

Total Assets	$819,565,265	$818,252,063	$1,313,202	$—

	Total Value as of February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(2,650,240)	$(2,650,240)	$—	$—
Capital Goods	(46,655,693)	(46,655,686)	—	(7)
Communications	(45,063,242)	(45,063,242)	—	—
Consumer Durables	(35,258,971)	(35,258,967)	(4)	—
Consumer Non-Durables	(24,137,071)	(24,137,068)	—	(3)
Consumer Services	(95,020,409)	(95,020,409)	—	—
Energy	(3,895,180)	(15)	(3,895,165)	—
Finance	(17,844,207)	(17,844,207)	—	—
Health Care	(182,007,045)	(182,007,045)	—	—
Real Estate Investment Trusts	(2,714,610)	(2,714,610)	—	—
Technology	(172,582,137)	(172,582,066)	(69)	(2)
Transportation	(17,560,274)	(17,560,274)	—	—
Utilities	(5,311,703)	(5,311,703)	—	—
Options Written
Equity Contracts	(1,008,930)	(1,008,930)	—	—

Total Liabilities	$(651,709,712)	$(647,814,462)	$(3,895,238)	$(12)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
LONG POSITIONS—94.0%
COMMON STOCK—94.0%
Basic Industries—6.2%
Avery Dennison Corp. †	604,097	$32,349,396
Barrick Gold Corp.	1,415,495	18,429,745
Berry Plastics Group, Inc. * †	1,327,888	45,559,837
Cloud Peak Energy, Inc. * †	648,665	5,377,433
Crown Holdings, Inc. * †	830,485	44,015,705
Graphic Packaging Holding Co. †	4,029,680	60,807,871
Huntsman Corp. †	1,941,620	43,608,785
Lintec Corp.	561,800	13,400,146
Mosaic Co. (The)	366,395	19,514,198
Packaging Corp of America †	545,429	45,194,247
Smurfit Kappa Group PLC	1,794,409	50,186,824
Stornoway Diamond Corp. *	19,386,145	10,855,373

		389,299,560

Capital Goods—10.6%
Allison Transmission Holdings, Inc. †	295,316	9,396,955
Boeing Co. (The)	106,292	16,034,148
Carlisle Cos, Inc. †	119,417	11,114,140
Continental Building Products, Inc. *	404,775	8,443,607
Crane Co. †	329,306	22,007,520
CRH PLC	704,133	19,878,527
Cubic Corp. †	313,169	16,369,344
Danaher Corp. †	484,711	42,305,576
Ebara Corp.	1,911,000	8,148,772
Emerson Electric Co. †	351,436	20,355,173
Fluor Corp. †	277,778	16,111,124
General Dynamics Corp. †	173,120	24,025,594
Global Brass & Copper Holdings, Inc. †	678,492	9,526,028
Honeywell International, Inc. †	197,268	20,275,205
Huntington Ingalls Industries, Inc. †	280,488	39,641,369
Ingersoll-Rand PLC	676,594	45,460,351
Kaba Holding AG	36,525	19,818,097
Lockheed Martin Corp. †	229,534	45,918,277
Masco Corp. †	1,335,424	34,974,755
Nitto Denko Corp.	362,000	22,995,328
Northrop Grumman Corp. †	229,723	38,067,398
Parker Hannifin Corp. †	133,004	16,318,261
Raytheon Co. †	221,712	24,115,614
Safran SA	451,861	31,766,500
Textron, Inc. †	681,639	30,203,424
Timken Co. †	391,209	16,618,558
Triumph Group, Inc. †	328,755	19,656,261
United Technologies Corp. †	170,388	20,772,001
WESCO International, Inc. *	221,080	15,349,584

		665,667,491

Communications—3.9%
Baidu, Inc. — Sponsored ADR * †	52,003	10,595,611
Comcast Corp., Class A †	782,537	46,467,047
Google, Inc., Class A * †	47,129	26,516,189
Google, Inc., Class C * †	8,656	4,833,510
Liberty Broadband Corp., Class A * †	33,266	1,725,175

	Number of Shares	Value
Communications—(continued)
Liberty Broadband Corp., Class C * †	86,496	$4,502,956
Liberty Global PLC, Class A *	135,905	7,347,024
Liberty Global PLC, Series C * †	1,168,386	60,954,698
NetEase, Inc. — ADR †	158,413	15,847,637
Time Warner Cable, Inc. †	93,886	14,463,138
Verizon Communications, Inc.	411,267	20,337,153
Vodafone Group PLC	4,297,335	14,874,446
Yahoo!, Inc. * †	332,235	14,711,366

		243,175,950

Consumer Durables—2.5%
Lear Corp. †	228,346	24,871,446
Newell Rubbermaid, Inc. †	973,694	38,256,437
Samsung Electronics Co. Ltd.	15,902	19,667,690
Tenneco, Inc. * †	838,921	48,858,759
TS Tech Co. Ltd.	1,022,600	28,444,979

		160,099,311

Consumer Non-Durables—3.5%
Activision Blizzard, Inc. †	795,950	18,561,554
Aryzta AG	361,019	28,876,765
Bunge Ltd. †	253,318	20,716,346
Constellation Brands, Inc., Class A * †	184,631	21,180,868
Iconix Brand Group, Inc. *	423,794	14,311,523
Imperial Tobacco Group PLC	122,762	6,041,426
Lorillard, Inc. †	377,135	25,803,577
Ontex Group NV *	545,855	16,248,230
Sankyo Co., Ltd.	327,500	12,361,216
Stock Spirits Group PLC	5,278,864	16,055,088
Tyson Foods, Inc., Class A †	980,843	40,518,624

		220,675,217

Consumer Services—11.1%
Apollo Education Group, Inc. *	711,189	19,664,376
CBS Corp., Class B non-voting shares †	526,104	31,092,746
Cerved Information Solutions SpA *	2,871,538	17,997,389
Civeo Corp.	2,051,056	8,081,161
CVS Health Corp. †	403,441	41,905,417
Equifax, Inc. †	378,820	35,370,423
Expedia, Inc. †	148,329	13,609,186
Gap, Inc., (The) †	715,021	29,744,874
H&R Block, Inc. †	1,009,265	34,466,400
Home Depot, Inc. (The) †	331,150	37,999,463
ITV PLC	9,044,563	31,423,479
Liberty Media Corp., Class A * †	210,660	8,124,103
Liberty Media Corp., Class C * †	344,060	13,280,716
Macy’s, Inc. †	530,663	33,813,846
Manpowergroup, Inc. †	436,131	35,091,100
Moody’s Corp. †	289,255	28,040,380
Omnicom Group, Inc. †	411,496	32,730,392
Outerwall, Inc. *	329,084	21,232,500
Phoenix New Media Ltd. — ADR *	980,940	7,200,100
ProSiebenSat.1 Media AG	385,784	18,930,396
Robert Half International, Inc. †	531,155	32,910,364
Sally Beauty Holdings, Inc. * †	559,584	18,757,256

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	17

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Services—(continued)
Six Flags Entertainment Corp. †	244,197	$11,059,682
Starz, Class A *	257,235	8,550,491
Time, Inc. †	263,056	6,234,427
Towers Watson & Co., Class A †	308,883	40,618,115
Tribune Media Co., Class A *	385,999	25,464,354
Viacom, Inc., Class B †	395,048	27,629,657
WPP PLC	1,245,125	29,417,892

		700,440,685

Energy—9.0%
Anadarko Petroleum Corp.	293,057	24,684,191
California Resources Corp.	—	1
Canadian Natural Resources Ltd.	995,068	29,006,232
Diamondback Energy, Inc. * †	716,342	51,010,714
Energen Corp. †	535,593	34,620,732
EOG Resources, Inc.	393,047	35,264,177
EQT Corp. †	471,658	37,643,025
Exxon Mobil Corp.	586,152	51,897,898
Inpex Corp.	1,027,900	12,149,694
Kosmos Energy Ltd. * †	1,498,729	13,458,586
Marathon Petroleum Corp. †	437,307	45,917,235
Occidental Petroleum Corp. †	544,499	42,405,582
Pacific Drilling SA *	1,773,592	6,455,875
Parsley Energy, Inc., Class A * †	3,262,593	48,580,010
Phillips 66 †	643,440	50,484,302
Precision Drilling Corp.	2,251,727	13,713,017
QEP Resources, Inc. †	1,229,694	26,413,827
Rice Energy, Inc. * †	1,389,325	27,202,984
Viper Energy Partners LP	622,557	11,828,583

		562,736,665

Finance—18.9%
ACE Ltd. †	348,641	39,748,560
Alleghany Corp. * †	73,067	34,527,080
Allianz SE, Registered Shares	57,525	9,632,656
Allstate Corp., (The) †	629,986	44,477,012
Ally Financial, Inc. *	975,465	20,270,163
Aon PLC †	365,239	36,655,386
Bank of America Corp. †	1,224,043	19,352,120
BB&T Corp. †	1,202,288	45,747,058
Berkshire Hathaway, Inc., Class B * †	267,464	39,426,868
Capital One Financial Corp. †	721,434	56,784,070
Charles Schwab Corp., (The) †	636,759	18,682,509
Citigroup, Inc. †	1,099,810	57,652,040
Discover Financial Services †	851,551	51,927,580
Endurance Specialty Holdings Ltd. †	246,603	15,676,553
Fifth Third Bancorp †	2,627,444	50,867,316
Goldman Sachs Group, Inc., (The) †	225,612	42,818,901
Huntington Bancshares, Inc. †	3,529,569	38,613,485
Investors Bancorp, Inc.	1,888,625	21,681,415
JPMorgan Chase & Co. †	944,401	57,872,893
MetLife, Inc. †	343,366	17,453,294
Navient Corp. †	1,585,023	33,919,492
PNC Financial Services Group, Inc., (The) †	400,046	36,788,230
Prudential Financial, Inc. †	249,986	20,211,368
Raymond James Financial, Inc. †	337,225	19,265,664
Regions Financial Corp. †	2,585,085	24,842,667

	Number of Shares	Value
Finance—(continued)
Reinsurance Group of America, Inc. †	198,923	$17,765,813
SLM Corp.	2,199,931	20,833,347
State Street Corp. †	395,958	29,479,073
SunTrust Banks, Inc. †	415,879	17,051,039
TD Ameritrade Holding Corp. †	565,503	20,510,794
Torchmark Corp. †	347,437	18,501,020
Travelers Cos., Inc., (The) †	357,649	38,425,809
Validus Holdings Ltd.	850,389	35,410,198
Wells Fargo & Co. †	1,064,081	58,300,998
WR Berkley Corp. †	718,611	35,865,875
XL Group PLC †	1,197,083	43,334,405

		1,190,372,751

Health Care—10.2%
AbbVie, Inc.	569,029	34,426,255
Amgen, Inc. †	241,718	38,123,763
Anthem, Inc.	290,527	42,547,679
Cardinal Health, Inc. †	409,372	36,020,642
Express Scripts Holding Co. * †	533,025	45,195,190
Gilead Sciences, Inc. *	361,571	37,433,446
ICON PLC *	349,529	24,120,996
Johnson & Johnson †	212,063	21,738,578
Laboratory Corp. of America Holdings * †	205,940	25,336,798
McKesson Corp. †	157,805	36,090,004
Medtronic, Inc. †	531,255	41,220,050
Merck & Co., Inc. †	536,069	31,381,479
Novartis AG — Sponsored ADR	134,701	13,793,382
Omnicare, Inc. †	535,216	41,072,476
Pfizer, Inc. †	880,962	30,234,616
Shire PLC — ADR	72,818	17,615,402
Teva Pharmaceutical Industries Ltd. — Sponsored ADR	948,923	54,107,589
Universal Health Services, Inc., Class B †	381,865	43,284,398
Zimmer Holdings, Inc. †	252,123	30,353,088

		644,095,831

Real Estate Investment Trusts—0.7%
American Capital Agency Corp. REIT †	834,046	17,877,776
American Homes 4 Rent, Class A	519,267	8,666,566
American Residential Properties, Inc. * †	410,150	7,112,001
Boston Properties, Inc. †	62,353	8,567,926

		42,224,269

Technology—16.8%
Alliance Data Systems Corp. * †	49,406	13,760,065
Amdocs Ltd. †	555,795	29,179,238
Apple, Inc. †	407,742	52,378,537
Arrow Electronics, Inc. * †	643,577	39,876,031
Avago Technologies Ltd. †	394,851	50,390,885
Avnet, Inc. †	747,685	34,251,450

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Technology—(continued)
Brocade Communications Systems, Inc.	4,270,512	$52,911,644
CA, Inc.	395,070	12,847,676
CDW Corp. †	802,235	30,188,103
Cisco Systems, Inc. †	951,685	28,084,224
EMC Corp. †	1,496,305	43,303,067
Evertec, Inc. †	1,251,700	26,097,945
Fidelity National Information Services, Inc. †	433,684	29,312,702
Flextronics International Ltd. * †	4,176,730	50,872,571
Global Payments, Inc.	196,324	18,034,323
Harris Corp. †	232,011	18,022,614
Jabil Circuit, Inc. †	1,719,364	37,774,427
MediaTek, Inc.	2,586,000	38,829,033
Microsoft Corp. †	999,624	43,833,512
Motorola Solutions, Inc. †	436,550	29,659,207
NetApp, Inc. †	739,473	28,580,631
NXP Semiconductors NV *	496,113	42,117,513
ON Semiconductor Corp. *	3,232,271	41,211,455
Oracle Corp. †	1,006,613	44,109,782
Qorvo Inc. *	443,419	30,773,293
QUALCOMM, Inc. †	151,162	10,960,757
Seagate Technology PLC †	584,432	35,720,484
TE Connectivity Ltd. †	367,582	26,513,690
Texas Instruments, Inc. †	614,090	36,108,492
Total System Services, Inc. †	623,548	23,819,534
Western Digital Corp. †	451,400	48,290,772
Zebra Technologies Corp., Class A *	60,876	5,542,760

		1,053,356,417

Transportation—0.4%
Delta Air Lines, Inc.	494,807	22,028,808

		22,028,808

Utilities—0.2%
AES Corp.	893,161	11,584,298

		11,584,298

TOTAL COMMON STOCK—94.0% (Cost $5,041,300,517)		5,905,757,253

WARRANTS—0.0%
Basic Industries—0.0%
Stornoway Diamond Corp. Exercise Price CAD 0.90, Expires 07/08/16 *	7,527,500	602,152

		602,152

TOTAL WARRANTS—0.0% (Cost $773,078)		602,152

TOTAL INVESTMENTS—94.0% (Cost $5,042,073,595)		5,906,359,405

SECURITIES SOLD SHORT—(44.0%)
COMMON STOCK—(44.0%)
Basic Industries—(3.3%)
Air Products & Chemicals, Inc.	(63,623)	(9,934,095)
Aptargroup, Inc.	(208,296)	(13,720,458)

	Number of Shares	Value
Basic Industries—(continued)
Ball Corp. †	(164,654)	$(11,807,338)
BASF SE	(175,102)	(16,778,089)
CONSOL Energy, Inc.	(446,788)	(14,386,574)
Detour Gold Corp. *	(1,162,533)	(11,243,120)
EI Du Pont de Nemours & Co.	(306,209)	(23,838,371)
EMS-Chemie Holding AG	(21,247)	(9,334,792)
FP Corp.	(371,800)	(12,902,046)
Huhtamaki OYJ	(172,631)	(5,099,416)
Intrepid Potash, Inc. *	(1,048,148)	(14,799,850)
Linde AG	(63,213)	(12,848,714)
Oji Holdings Corp.	(3,178,000)	(13,425,206)
Resolute Forest Products, Inc. *	(314,064)	(5,728,527)
Scotts Miracle-Gro Co. (The), Class A	(199,565)	(13,073,503)
Viscofan SA	(130,670)	(8,048,951)
Wausau Paper Corp.	(779,983)	(7,324,040)

		(204,293,090)

Capital Goods—(3.0%)
Asahi Glass Co., Ltd.	(1,250,000)	(7,891,422)
Fastenal Co.	(530,586)	(22,045,848)
GEA Group AG	(208,622)	(10,309,838)
James Hardie Industries PLC	(839,310)	(9,911,961)
Kone OYJ	(207,137)	(9,542,130)
Now, Inc. *	(729,177)	(15,495,011)
Proto Labs, Inc. *	(345,967)	(24,591,334)
Raven Industries, Inc.	(324,676)	(6,766,248)
Sun Hydraulics Corp.	(211,511)	(8,185,476)
Trex Co., Inc. *	(415,239)	(20,907,284)
USG Corp. *	(385,281)	(10,861,071)
Vulcan Materials Co.	(93,849)	(7,789,467)
WW Grainger, Inc.	(101,012)	(23,930,753)
Zardoya Otis SA	(803,262)	(9,703,699)

		(187,931,542)

Communications—(3.6%)
Belgacom SA	(349,758)	(13,136,782)
CenturyLink, Inc.	(330,150)	(12,499,479)
Cogent Communications Group, Inc.	(190,113)	(6,980,949)
Eutelsat Communications SA	(470,993)	(16,075,883)
Frontier Communications Corp	(1,986,858)	(15,855,127)
Internap Network Services Corp. *	(928,039)	(8,834,931)
Millicom International Cellular SA — SDR	(195,453)	(13,631,203)
Pandora Media, Inc. *	(994,080)	(14,712,384)
Rackspace Hosting, Inc. *	(481,294)	(23,905,873)
Shutterstock, Inc. *	(96,052)	(5,431,741)
Sprint Corp. *	(3,150,441)	(16,130,258)
Synchronoss Technologies, Inc. *	(398,263)	(17,627,120)
TalkTalk Telecom Group PLC	(3,491,555)	(18,264,757)
Telefonica SA — Sponsored ADR	(964,300)	(14,937,007)
Twitter, Inc. *	(319,886)	(15,380,119)
Yelp, Inc. *	(223,829)	(10,743,792)

		(224,147,405)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	19

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Durables—(1.1%)
Autoliv, Inc.	(216,849)	$(24,395,513)
Dorman Products, Inc. *	(186,639)	(8,232,646)
Electrolux AB—Series B	(172,111)	(5,618,722)
Leggett & Platt, Inc.	(218,870)	(9,860,094)
Tesla Motors, Inc. *	(53,460)	(10,870,556)
Valeo SA	(61,102)	(9,177,060)

		(68,154,591)

Consumer Non-Durables—(4.1%)
Beiersdorf AG	(200,080)	(17,363,569)
Campbell Soup Co.	(357,917)	(16,675,353)
Clorox Co., (The)	(174,374)	(18,943,991)
Colgate-Palmolive Co.	(261,341)	(18,508,170)
Flowers Foods, Inc.	(769,595)	(16,654,036)
Hain Celestial Group, Inc., (The) *	(275,653)	(17,236,582)
JM Smucker Co., (The)	(147,051)	(16,962,333)
Keurig Green Mountain, Inc.	(108,018)	(13,780,936)
Mattel, Inc.	(433,804)	(11,417,721)
McCormick & Co., Inc. non-voting shares	(221,829)	(16,721,470)
Mondelez International, Inc., Class A	(469,958)	(17,357,899)
Remy Cointreau SA	(1)	(42)
Snyders-Lance, Inc.	(469,516)	(14,484,569)
Tsingtao Brewery Co., Ltd. Class H	(1,598,000)	(10,111,521)
Tumi Holdings, Inc. *	(853,050)	(19,952,840)
Under Armour, Inc., Class A *	(259,501)	(19,984,172)
Want Want China Holdings Ltd.	(10,898,000)	(12,047,776)

		(258,202,980)

Consumer Services—(7.5%)
Acxiom Corp. *	(559,365)	(11,187,300)
Aramark	(421,705)	(13,346,963)
Avis Budget Group, Inc. *	(306,923)	(18,605,672)
Bob Evans Farms, Inc.	(465,186)	(27,250,596)
Buffalo Wild Wings, Inc. *	(95,567)	(18,264,765)
CarMax, Inc. *	(340,403)	(22,844,445)
Cheesecake Factory, Inc., (The)	(529,251)	(25,150,008)
DreamWorks Animation SKG, Inc., Class A *	(699,538)	(14,977,109)
Fresh Market, Inc., (The) *	(412,618)	(15,704,241)
Hennes & Mauritz AB, Class B	(569,070)	(24,812,001)
Krispy Kreme Doughnuts, Inc. *	(1,181,767)	(25,786,156)
L Brands, Inc.	(149,791)	(13,759,801)
Mattress Firm Holding Corp. *	(196,341)	(11,959,130)
Monro Muffler Brake, Inc.	(432,135)	(27,328,217)
Netflix, Inc. *	(27,781)	(13,193,475)
Qunar Cayman Islands Ltd. *	(315,288)	(8,572,681)
Restoration Hardware Holdings, Inc. *	(193,182)	(17,019,334)
Ritchie Bros Auctioneers, Inc.	(695,935)	(17,523,643)
Rollins, Inc.	(410,788)	(13,777,830)
Sprouts Farmers Market, Inc. *	(542,390)	(19,965,376)
Texas Roadhouse, Inc.	(572,068)	(21,532,640)
Ultimate Software Group, Inc., (The) *	(103,189)	(16,989,553)
United Natural Foods, Inc. *	(283,003)	(23,500,569)
Vitamin Shoppe, Inc. *	(343,316)	(14,556,598)

	Number of Shares	Value
Consumer Services—(continued)
Wendy’s Co., (The)	(2,096,623)	$(23,251,549)
Woolworths Ltd.	(531,393)	(12,717,439)

		(473,577,091)

Energy—(3.6%)
Atwood Oceanics, Inc. *	(300,794)	(9,327,622)
Bristow Group, Inc.	(248,260)	(15,377,224)
Cabot Oil & Gas Corp.	(463,290)	(13,435,410)
Chesapeake Energy Corp.	(727,581)	(12,136,051)
Concho Resources, Inc. *	(153,639)	(16,734,360)
Continental Resources, Inc. *	(607,214)	(27,014,951)
CVR Energy, Inc.	(233,723)	(9,814,029)
Denbury Resources, Inc.	(1,689,281)	(14,189,960)
EQT Midstream Partners LP	(123,902)	(10,311,124)
Hess Corp.	(215,271)	(16,162,547)
Matador Resources Co. *	(744,543)	(16,126,801)
Oasis Petroleum, Inc. *	(725,370)	(10,394,552)
Repsol SA	(862,370)	(16,628,115)
Ultra Petroleum Corp. *	(1,051,780)	(17,112,461)
Vermilion Energy, Inc.	(433,707)	(19,291,287)

		(224,056,494)

Finance—(4.8%)
Aberdeen Asset Management PLC	(1,822,281)	(13,151,187)
Astoria Financial Corp.	(925,558)	(12,143,321)
BancorpSouth, Inc.	(566,187)	(12,676,927)
Commonwealth Bank of Australia	(157,077)	(11,268,474)
Community Bank System, Inc.	(385,991)	(13,710,400)
CVB Financial Corp.	(819,108)	(12,819,040)
Eaton Vance Corp.	(388,832)	(16,369,827)
Financial Engines, Inc.	(321,149)	(12,942,305)
First Financial Bankshares, Inc.	(577,563)	(15,172,580)
Glacier Bancorp, Inc.	(427,198)	(10,376,639)
HDFC Bank Ltd. — ADR	(161,870)	(10,037,559)
Home Bancshares, Inc.	(390,590)	(12,362,174)
LPL Financial Holdings, Inc.	(300,201)	(13,467,017)
Mobile Mini, Inc.	(329,789)	(13,682,946)
New York Community Bancorp, Inc.	(1,097,182)	(18,224,193)
Northern Trust Corp.	(162,633)	(11,356,662)
PacWest Bancorp	(240,329)	(11,015,480)
Siam Commercial Bank PCL, (The) — NVDR	(2,035,500)	(10,672,031)
Trustmark Corp.	(593,723)	(13,685,315)
UMB Financial Corp.	(195,575)	(10,079,936)
United Bankshares, Inc.	(565,720)	(21,186,214)
Valley National Bancorp	(1,052,240)	(10,101,504)
Westamerica Bancorporation	(385,909)	(16,621,101)

		(303,122,832)

Health Care—(3.1%)
Agilent Technologies, Inc.	(279,220)	(11,785,876)
athenahealth, Inc. *	(143,911)	(18,286,771)
Carl Zeiss Meditec AG	(564,543)	(15,513,797)
Cerner Corp. *	(218,361)	(15,735,094)
CSL Ltd.	(164,222)	(11,825,012)
Elekta AB, B Shares	(1,520,521)	(15,876,377)
GW Pharmaceuticals PLC *	(109,291)	(8,843,828)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

20	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Health Care—(continued)
Health Net, Inc. *	(311,081)	$(17,840,495)
Henry Schein, Inc. *	(87,034)	(12,189,112)
Novo Nordisk A/S	(426,197)	(20,395,476)
Pharmacyclics, Inc. *	(72,980)	(15,758,571)
Puma Biotechnology, Inc. *	(34,600)	(7,370,146)
ResMed, Inc.	(162,977)	(10,489,200)
Sirona Dental Systems, Inc. *	(132,023)	(11,990,329)

		(193,900,084)

Real Estate Investment Trusts—(2.0%)
Equinix, Inc.	(97,800)	(21,924,245)
Gaming and Leisure Properties, Inc.	(759,025)	(25,692,996)
HCP, Inc.	(322,310)	(13,653,052)
Health Care REIT, Inc.	(153,723)	(11,853,581)
Iron Mountain Inc.	— ^	(1)
Omega Healthcare Investors, Inc.	(304,298)	(12,190,178)
Plum Creek Timber Co., Inc.	(255,578)	(11,102,308)
Realty Income Corp.	(315,587)	(15,798,285)
Rouse Properties, Inc.	(841,436)	(14,540,014)

		(126,754,660)

Technology—(5.9%)
3D Systems Corp. *	(373,291)	(11,374,177)
Arista Networks, Inc. *	(85,819)	(5,939,533)
Aspen Technology, Inc. *	(308,582)	(11,912,808)
Blackbaud, Inc.	(719,904)	(32,683,642)
Cirrus Logic, Inc. *	(250,933)	(7,555,593)
Dassault Systemes SA	(294,994)	(20,612,796)
Finisar Corp. *	(679,543)	(14,277,198)
Infosys Technologies Ltd. — Sponsored ADR	(716,105)	(26,288,215)
Itron, Inc. *	(542,100)	(19,775,808)
LG Display Co., Ltd. *	(1,424,324)	(22,034,292)
National Instruments Corp.	(754,107)	(23,482,892)
NetSuite, Inc. *	(191,971)	(18,509,844)
Red Hat, Inc. *	(246,367)	(17,028,887)
Salesforce.com, Inc. *	(413,892)	(28,715,827)
Trimble Navigation Ltd. *	(569,194)	(14,878,731)
Tyler Technologies, Inc. *	(164,720)	(19,662,626)
VeriFone Systems, Inc. *	(791,693)	(27,859,677)
ViaSat, Inc. *	(215,132)	(14,056,725)
VMware, Inc., Class A *	(38,812)	(3,301,737)
VTech Holdings Ltd.	(754,500)	(10,759,299)
Wipro Ltd. — ADR	(1,677,418)	(23,114,820)

		(373,825,127)

Transportation—(1.7%)
Canadian Pacific Railway Ltd.	(59,419)	(11,148,193)
Heartland Express, Inc.	(480,548)	(12,095,393)
J.B. Hunt Transport Services, Inc.	(215,903)	(18,459,707)
Kansas City Southern	(102,201)	(11,838,964)
Keikyu Corp.	(847,220)	(6,904,635)
Knight Transportation, Inc.	(351,228)	(11,611,598)
Norwegian Air Shuttle ASA *	(277,708)	(8,421,648)
Panalpina Welttransport Holding AG, Registered Shares	(90,822)	(12,617,692)

	Number of Shares	Value
Transportation—(continued)
Ryder System, Inc.	(150,219)	$(14,119,084)

		(107,216,914)

Utilities—(0.3%)
Ormat Technologies, Inc.	(249,830)	(8,519,203)
Spectra Energy Corp.	(360,630)	(12,798,759)

		(21,317,962)

TOTAL COMMON STOCK (Proceeds $2,588,002,151)		(2,766,500,772)

TOTAL SECURITIES SOLD SHORT—(44.0%) (Proceeds $2,588,002,151)		(2,766,500,772)

	Number of Contracts
OPTIONS WRITTEN ††—(0.2%)
Diamondback Energy Inc. Call Options Expires 03/20/15 Strike Price $55	(1,430)	(2,409,550)
Diamondback Energy Inc. Call Options Expires 03/20/15 Strike Price $60	(5,000)	(6,150,000)
EOG Resources Call Options Expires 04/17/15 Strike Price $90.00	(3,500)	(1,260,000)
Exxon Mobil Corp. Call Options Expires 04/17/15 Strike Price $87.5	(2,500)	(775,000)
Exxon Mobil Corp. Call Options Expires 04/17/15 Strike Price $90.00	(2,500)	(427,500)
Occidental Petroleum Corp. Call Options Expires 05/15/15 Strike Price $80	(4,494)	(894,306)

TOTAL OPTIONS WRITTEN (Premiums received $10,017,914)		(11,916,356)

TOTAL INVESTMENTS—49.8% (Cost $2,444,053,530)		3,127,942,277

OTHER ASSETS IN EXCESS OF LIABILITIES—50.2%		3,155,693,354

NET ASSETS—100.0%		$6,283,635,631

ADR	—	American Depositary Receipt
LP	—	Limited Partnership
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	21

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	PORTFOLIO OF INVESTMENTS

*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
^	—	Amount is less than 0.5 shares.
††	—	Primary risk exposure is equity contracts.

A summary of the inputs used to value the Fund’s investments as of February 28, 2015 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$389,299,560	$325,712,590	$63,586,970	$—
Capital Goods	665,667,491	563,060,267	102,607,224	—
Communications	243,175,950	228,301,504	14,874,446	—
Consumer Durables	160,099,311	111,986,642	48,112,669	—
Consumer Non-Durables	220,675,217	179,437,236	41,237,981	—
Consumer Services	700,440,685	602,671,529	97,769,156	—
Energy	562,736,665	550,586,971	12,149,694	—
Finance	1,190,372,751	1,180,740,095	9,632,656	—
Health Care	644,095,831	644,095,831	—	—
Real Estate Investment Trusts	42,224,269	42,224,269	—	—
Technology	1,053,356,417	1,014,527,384	38,829,033	—
Transportation	22,028,808	22,028,808	—	—
Utilities	11,584,298	11,584,298	—	—
Warrants	602,152	602,152	—	—

Total Assets	$5,906,359,405	$5,477,559,576	$428,799,829	$—

	Total Value as of February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(204,293,090)	$(125,855,876)	$(78,437,214)	$—
Capital Goods	(187,931,542)	(140,572,492)	(47,359,050)	—
Communications	(224,147,405)	(163,038,780)	(61,108,625)	—
Consumer Durables	(68,154,591)	(53,358,809)	(14,795,782)	—
Consumer Non-Durables	(258,202,980)	(218,680,072)	(39,522,908)	—
Consumer Services	(473,577,091)	(436,047,651)	(37,529,440)	—
Energy	(224,056,494)	(207,428,379)	(16,628,115)	—
Finance	(303,122,832)	(268,031,140)	(35,091,692)	—
Health Care	(193,900,084)	(146,165,799)	(47,734,285)	—
Real Estate Investment Trusts	(126,754,660)	(126,754,660)	—	—
Technology	(373,825,127)	(342,453,032)	(31,372,095)	—
Transportation	(107,216,914)	(79,272,939)	(27,943,975)	—
Utilities	(21,317,962)	(21,317,962)	—	—
Options Written
Equity Contracts	(11,916,356)	(11,916,356)	—	—

Total Liabilities	$(2,778,417,128)	$(2,340,893,947)	$(437,523,181)	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
RIGHTS—0.0%
CVR Banctec, Inc. Escrow Shares	14,327	$0

TOTAL RIGHTS (Cost $0)		0

COMMON STOCK—99.1%
Basic Industries—1.3%
Avery Dennison Corp.	58,355	3,124,910
Graphic Packaging Holding Co.	294,060	4,437,365
Huntsman Corp.	110,190	2,474,867
International Paper Co.	53,920	3,041,627

		13,078,769

Capital Goods—7.9%
Cubic Corp.	33,280	1,739,546
Emerson Electric Co.	70,220	4,067,142
Fluor Corp.	52,158	3,025,164
General Electric Co.	793,785	20,630,472
Huntington Ingalls Industries, Inc.	45,485	6,428,395
Illinois Tool Works, Inc.	31,775	3,141,276
Masco Corp.	119,295	3,124,336
Oshkosh Corp.	42,075	2,052,839
Parker Hannifin Corp.	70,022	8,590,999
Raytheon Co.	55,270	6,011,718
Stanley Black & Decker, Inc.	32,810	3,226,535
Terex Corp.	115,630	3,169,418
Textron, Inc.	70,030	3,103,029
Timken Co.	102,410	4,350,377
WESCO International, Inc. *	99,595	6,914,881

		79,576,127

Communications—2.4%
DIRECTV *	132,845	11,770,067
Google, Inc., Class A * #	9,330	5,249,338
NetEase, Inc. — ADR	69,550	6,957,782

		23,977,187

Consumer Durables—2.4%
Brunswick Corp.	54,285	2,944,418
Harley-Davidson, Inc.	75,320	4,788,092
Lear Corp.	76,633	8,346,866
Newell Rubbermaid, Inc.	81,115	3,187,008
Thor Industries, Inc.	86,470	5,331,740

		24,598,124

Consumer Non-Durables—4.9%
Activision Blizzard, Inc.	681,635	15,895,728
Bunge Ltd.	33,875	2,770,297
Electronic Arts, Inc. *	172,548	9,866,295
Lorillard, Inc.	183,420	12,549,596
PepsiCo, Inc.	87,210	8,632,046

		49,713,962

Consumer Services—8.3%
AutoZone, Inc. *	4,940	3,174,839
Bed Bath & Beyond, Inc. *	71,705	5,353,495
CVS Health Corp.	69,125	7,180,014
eBay, Inc. *	183,215	10,609,981
Equifax, Inc.	37,935	3,541,991
H&R Block, Inc.	155,515	5,310,837

	Number of Shares	Value
Consumer Services—(continued)
Kohl’s Corp.	189,521	$13,986,650
Korn/Ferry International *	88,886	2,719,912
Macy’s, Inc.	137,475	8,759,907
Manpowergroup, Inc.	74,180	5,968,523
Omnicom Group, Inc.	128,825	10,246,741
Sportsman’s Warehouse Holdings, Inc. *	245,175	1,804,488
Viacom, Inc., Class B	69,980	4,894,401

		83,551,779

Energy—7.5%
Anadarko Petroleum Corp.	58,725	4,946,407
Canadian Natural Resources Ltd.	192,890	5,622,743
Energen Corp.	113,780	7,354,739
EOG Resources, Inc.	30,835	2,766,516
EQT Corp.	44,460	3,548,353
Exxon Mobil Corp.	113,015	10,006,348
Marathon Petroleum Corp.	62,085	6,518,925
Occidental Petroleum Corp.	155,710	12,126,695
Parsley Energy, Inc., Class A * (a)	82,150	1,223,214
Phillips 66	151,645	11,898,067
QEP Resources, Inc.	145,165	3,118,144
Rice Energy, Inc. *	143,300	2,805,814
Western Refining, Inc.	71,690	3,376,599

		75,312,564

Finance—25.1%
ACE Ltd.	83,960	9,572,280
Alleghany Corp. *	16,252	7,679,720
Allstate Corp., (The)	81,635	5,763,431
American International Group, Inc.	181,400	10,036,862
Aon PLC	52,460	5,264,886
Axis Capital Holdings Ltd.	63,350	3,283,431
BB&T Corp.	316,715	12,051,006
Capital One Financial Corp.	249,980	19,675,926
Citigroup, Inc.	391,372	20,515,720
FCB Financial Holdings, Inc., Class A *	50,936	1,293,774
FCB Financial Holdings, Inc., Class B *	12,734	323,444
Federated Investors, Inc., Class B	83,750	2,757,887
Fifth Third Bancorp	799,115	15,470,866
Goldman Sachs Group, Inc., (The)	52,515	9,966,822
JPMorgan Chase & Co.	504,465	30,913,615
Loews Corp.	213,544	8,757,439
MetLife, Inc.	153,960	7,825,787
Navient Corp.	249,890	5,347,646
OneBeacon Insurance Group Ltd.	193,230	2,898,450
Peoples Choice Financial Corp. 144A * ‡	1,465	0
Prudential Financial, Inc.	125,520	10,148,292
Raymond James Financial, Inc.	118,500	6,769,905
SLM Corp.	249,885	2,366,411
Solar Cayman Ltd. 144A * ‡	19,375	0
State Street Corp.	118,835	8,847,266
Torchmark Corp.	85,947	4,576,678
Travelers Cos., Inc., (The)	100,290	10,775,158
Validus Holdings Ltd.	169,329	7,050,860

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	23

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
Wells Fargo & Co.	90,745	$4,971,919
White Mountains Insurance Group Ltd.	9,795	6,534,734
WR Berkley Corp.	163,875	8,179,001
XL Group PLC	81,895	2,964,599

		252,583,815

Health Care—17.5%
AbbVie, Inc.	95,730	5,791,665
Allscripts Healthcare Solutions, Inc. *	185,665	2,228,908
Amgen, Inc.	119,565	18,857,792
Anthem, Inc.	41,715	6,109,162
Boston Scientific Corp. *	219,840	3,715,296
Cardinal Health, Inc.	90,695	7,980,253
Express Scripts Holding Co. *	119,190	10,106,120
Gilead Sciences, Inc. *	78,810	8,159,199
Johnson & Johnson	178,565	18,304,698
McKesson Corp.	24,565	5,618,016
Medtronic PLC	245,675	19,061,939
Merck & Co., Inc.	172,055	10,072,100
Novartis AG—Sponsored ADR	162,235	16,612,864
Pfizer, Inc.	487,526	16,731,892
Shire PLC—ADR	28,595	6,917,416
St. Jude Medical, Inc.	74,795	4,987,331
Teva Pharmaceutical Industries Ltd.—Sponsored ADR	144,900	8,262,198
UnitedHealth Group, Inc.	55,920	6,354,190

		175,871,039

Real Estate Investment Trusts—0.0%
TMST, Inc. ‡	191,097	0

Technology—21.8%
Amdocs Ltd.	98,035	5,146,837
Arrow Electronics, Inc. *	126,537	7,840,233
Avnet, Inc.	156,342	7,162,027
Brocade Communications Systems, Inc.	692,070	8,574,747
CA, Inc.	265,540	8,635,361
Cisco Systems, Inc.	606,550	17,899,291
Computer Sciences Corp.	75,360	5,344,531
EMC Corp.	718,635	20,797,297
Fidelity National Information Services, Inc.	129,245	8,735,670
Flextronics International Ltd. *	1,147,626	13,978,085
Global Payments, Inc.	48,345	4,440,972
II-VI, Inc. *	186,815	3,267,394
Jabil Circuit, Inc.	242,335	5,324,100
Microsemi Corp. *	190,365	6,137,368
Microsoft Corp.	343,830	15,076,946
Motorola Solutions, Inc.	121,445	8,250,973
NetApp, Inc.	116,430	4,500,020
ON Semiconductor Corp. *	847,730	10,808,558
Oracle Corp.	408,755	17,911,644
Seagate Technology PLC	49,995	3,055,694
Symantec Corp.	199,270	5,013,633
TE Connectivity Ltd.	231,095	16,668,882
Total System Services, Inc.	172,470	6,588,354

	Number of Shares	Value
Technology—(continued)
Vishay Intertechnology, Inc.	179,145	$2,551,025
Western Digital Corp.	59,340	6,348,193

		220,057,835

TOTAL COMMON STOCK (Cost $768,477,492)		998,321,201

SECURITIES LENDING COLLATERAL—0.0%
BlackRock Liquidity TempFund, Institutional Shares	154,906	154,906

TOTAL SECURITIES LENDING COLLATERAL (Cost $154,906)		154,906

TOTAL INVESTMENTS—99.1% (Cost $768,632,398)		998,476,107

	Number of Contracts
OPTIONS WRITTEN ††—(0.1%)
Google, Inc. Call Options Expires 01/15/16 Strike Price $500	(93)	(837,000)

TOTAL OPTIONS WRITTEN (Premiums received $546,688)		(837,000)

OTHER ASSETS IN EXCESS OF LIABILITIES—1.0%		10,025,315

NET ASSETS—100.0%		$1,007,664,422

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2015, these securities amounted to $0 or 0.0% of net assets. These Rule 144A securities have not been deemed illiquid.
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2015, these securities amounted to 0 or 0% of net assets.
#	—	Security segregated as collateral for options written.
(a)	—	All or a portion of the security is on loan (see Note 6 of the Notes to Financial Statements).
††	—	Primary risk exposure is equity contracts.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

24	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 28, 2015 is as follows (see Note 1 in the Notes to Financial Statements):

	Total Value as of February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$13,078,769	$13,078,769	$—	$—
Capital Goods	79,576,127	79,576,127	—	—
Communications	23,977,187	23,977,187	—	—
Consumer Durables	24,598,124	24,598,124	—	—
Consumer Non-Durables	49,713,962	49,713,962	—	—
Consumer Services	83,551,779	83,551,779	—	—
Energy	75,312,564	75,312,564	—	—
Finance	252,583,815	250,966,597	1,617,218	—
Health Care	175,871,039	175,871,039	—	—
Real Estate Investment Trusts	—	—	—	—
Technology	220,057,835	220,057,835	—	—
Rights	—	—	—	—
Securities Lending Collateral	154,906	154,906	—	—

Total Assets	$998,476,107	$996,858,889	$1,617,218	$—

	Total Value as of February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Options Written
Equity Contracts	$(837,000)	$(837,000)	$—	$—

Total Liabilities	$(837,000)	$(837,000)	$—	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	25

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—91.6%
Basic Industries—1.9%
Cloud Peak Energy, Inc. *	20,300	$168,287
GrafTech International Ltd. *	95,000	370,500
Novagold Resources, Inc. * (a)	62,500	232,500
Schweitzer-Mauduit International, Inc.	900	42,138

		813,425

Capital Goods—10.8%
Aegion Corp. *	14,500	262,305
Carpenter Technology Corp.	3,600	152,496
FreightCar America, Inc.	20,100	629,130
Global Power Equipment Group, Inc.	34,400	457,520
Great Lakes Dredge & Dock Corp. *	144,100	879,010
KBR, Inc.	18,600	302,994
Landec Corp. *	37,800	527,688
MYR Group, Inc. *	9,200	254,288
Orion Marine Group, Inc. *	20,300	207,060
Primoris Services Corp.	10,300	212,695
Tutor Perini Corp. *	30,600	712,062

		4,597,248

Consumer Durables—2.3%
LGI Homes, Inc. * (a)	10,700	151,512
Libbey, Inc.	17,200	654,116
New Remy Holdco Corp. *	3,657	83,629
TRI Pointe Homes, Inc. *	6,000	95,280

		984,537

Consumer Non-Durables—2.9%
Callaway Golf Co.	25,000	224,750
Crocs, Inc. *	24,000	267,600
Matthews International Corp., Class A	10,900	527,233
Universal Corp.	4,200	201,222

		1,220,805

Consumer Services—7.7%
Ascena Retail Group, Inc. *	8,900	119,260
Carmike Cinemas, Inc. *	7,000	218,750
Destination XL Group, Inc. *	20,000	94,400
FTI Consulting, Inc. *	12,000	442,440
ICF International, Inc. *	4,700	196,930
K12, Inc. *	21,600	365,688
KAR Auction Services, Inc.	5,300	193,291
MDC Partners, Inc., Class A (a)	28,700	746,774
PRGX Global, Inc. *	40,000	200,400
Shoe Carnival, Inc.	7,600	186,504
Titan Machinery, Inc. * (a)	22,200	320,124
Vitamin Shoppe, Inc. *	4,800	203,520

		3,288,081

Energy—4.0%
Aegean Marine Petroleum Network, Inc.	8,000	117,280
Approach Resources, Inc. * (a)	89,500	691,835
Bill Barrett Corp. *	56,500	567,260

	Number of Shares	Value
Energy—(continued)
Nuverra Environmental Solutions, Inc. * (a)	30,300	$113,322
Resolute Energy Corp. *	26,300	27,878
TETRA Technologies, Inc. *	32,500	194,025

		1,711,600

Finance—25.2%
Central Pacific Financial Corp.	33,600	770,784
CNO Financial Group, Inc.	37,800	614,628
Customers Bancorp Inc *	25,800	571,212
Employers Holdings, Inc.	26,200	618,058
FBR & Co. *	18,495	448,504
Fidelity & Guaranty Life	29,500	610,060
FNFV Group *	13,800	205,482
Hanover Insurance Group, Inc., (The)	4,100	287,984
Investors Bancorp, Inc.	53,700	616,476
Kemper Corp.	16,900	621,920
Kennedy-Wilson Holdings, Inc.	20,700	553,932
Maiden Holdings Ltd.	50,100	716,931
Meadowbrook Insurance Group, Inc.	34,900	291,764
Medley Management, Inc., Class A	4,000	41,560
Meridian Bancorp, Inc. *	22,600	280,014
Nelnet, Inc., Class A	6,900	321,678
Northfield Bancorp, Inc.	33,832	489,549
Popular Inc *	25,900	893,809
State Bank Financial Corp.	33,400	681,360
THL Credit, Inc.	13,200	159,588
United Community Banks, Inc.	25,700	488,814
WSFS Financial Corp.	3,000	233,220
Yadkin Financial Corp. *	11,500	221,375

		10,738,702

Health Care—4.8%
Accuray, Inc. * (a)	113,100	1,015,638
Alere, Inc. *	5,800	263,726
Invacare Corp.	1,700	32,249
Natus Medical, Inc. *	5,400	193,266
Symmetry Surgical, Inc. *	5,800	42,920
Trinity Biotech PLC — Sponsored ADR	28,500	506,160

		2,053,959

Real Estate Investment Trusts—12.1%
American Capital Mortgage Investment Corp.	10,500	193,725
CatchMark Timber Trust, Inc., Class A	32,000	388,160
Cedar Realty Trust, Inc.	55,600	415,888
Excel Trust, Inc.	25,000	342,500
FelCor Lodging Trust, Inc.	48,700	524,499
Geo Group, Inc., (The)	18,800	811,220
Gramercy Property Trust Inc.	80,600	568,230
Hatteras Financial Corp.	10,500	192,675
Highwoods Properties, Inc.	9,800	446,978
Rouse Properties, Inc. (a)	26,100	451,008
Starwood Property Trust, Inc.	12,800	312,320
Two Harbors Investment Corp.	20,100	209,844

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

26	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Real Estate Investment Trusts—(continued)
Winthrop Realty Trust	18,400	$296,240

		5,153,287

Technology—9.5%
CIBER, Inc. *	99,400	389,648
Computer Task Group, Inc.	18,500	141,155
Digi International, Inc. *	43,100	455,998
Diodes, Inc. *	8,200	233,618
Dot Hill Systems Corp. *	66,100	268,366
Exar Corp. *	53,400	572,448
Extreme Networks, Inc. *	60,300	214,065
Finisar Corp. *	10,700	224,807
Generac Holdings, Inc. * (a)	8,000	394,320
Kofax Ltd. *	50,800	346,456
Plantronics, Inc.	8,800	443,872
Ultratech, Inc. *	6,200	111,848
Xcerra Corp. *	28,400	257,872

		4,054,473

Transportation—6.0%
Air Transport Services Group, Inc. *	27,800	249,922
Celadon Group, Inc.	15,500	406,875
DHT Holding, Inc.	28,100	193,890
JetBlue Airways Corp. * (a)	4,900	84,231
Navigator Holdings Ltd. *	17,400	320,334
Rand Logistics, Inc. *	27,500	91,300
Scorpio Bulkers, Inc. *	26,900	68,595
Scorpio Tankers, Inc.	98,200	850,412
StealthGas, Inc. *	45,100	277,365

		2,542,924

	Number of Shares	Value
Utilities—4.4%
Cadiz, Inc. *(a)	30,300	$348,450
Chesapeake Utilities Corp.	6,000	283,200
Empire District Electric Co. (The)	7,200	182,520
Piedmont Natural Gas Co., Inc.	7,600	283,480
Portland General Electric Co.	6,500	242,385
UIL Holdings Corp.	10,600	535,830

		1,875,865

TOTAL COMMON STOCK (Cost $32,040,132)		39,034,906

SECURITIES LENDING COLLATERAL—8.9%
BlackRock Liquidity TempFund, Institutional Shares	3,789,509	3,789,509

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,789,509)		3,789,509

TOTAL INVESTMENTS—100.5% (Cost $35,829,641)		42,824,415

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.5)%		(212,029)

NET ASSETS—100.0%		$42,612,386

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income Producing
(a)	—	All or a portion of the security is on loan (see Note 6 of the Notes to Financial Statements).

A summary of the inputs used to value the Fund’s investments as of February 28, 2015 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$39,034,906	$39,034,906	$—	$—
Securities Lending Collateral	3,789,509	3,789,509	—	—

Total Assets	$42,824,415	$42,824,415	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	27

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—97.3%
Australia—0.9%
Australia & New Zealand Banking Group Ltd.	27,220	$750,940

Bermuda—0.5%
Validus Holdings Ltd.	9,295	387,044

Canada—1.2%
Barrick Gold Corp.	24,970	325,109
Canadian Natural Resources Ltd.	13,105	381,367
Precision Drillling Corp.	47,605	289,796

		996,272

China—0.6%
Shenzhou International Group Holdings Ltd.	124,000	490,537

France—4.3%
Bollore	142,305	780,369
Cap Gemini SA	12,665	1,022,368
Safran SA	16,055	1,128,690
Sopra Steria Group	355	30,971
Teleperformance SA	6,015	464,236

		3,426,634

Germany—4.2%
Allianz SE, Registered Shares	2,340	391,837
Aurelius AG	25,540	1,060,874
Fresenius SE & Co. KGaA	9,920	568,452
Muenchener Rueckversicherungs AG, Registered Shares	2,750	570,792
NORMA Group AG	14,348	766,119

		3,358,074

Hong Kong—3.0%
Cheung Kong Holdings Ltd.	53,000	1,049,073
China Mobile Ltd.	39,000	529,237
China Unicom Hong Kong Ltd.	274,000	462,083
Hutchison Whampoa Ltd.	28,000	383,403

		2,423,796

Ireland—6.1%
CRH, Inc.	36,160	1,020,841
Greencore Group PLC	184,650	960,478
Ingersoll-Rand, Inc.	10,025	673,580
Medtronic PLC	13,630	1,057,552
Smurfit Kappa Group PLC	42,290	1,182,785

		4,895,236

Israel—0.7%
Teva Pharmaceutical Industries Ltd. — Sponsored ADR	10,565	602,416

Italy—1.6%
Assicurazioni Generali SpA	40,460	833,465
Cerved Information Solutions SpA *	68,665	430,359

		1,263,824

	Number of Shares	Value
Japan—7.4%
Hoshizaki Electric Co. Ltd.	12,200	$722,710
Inpex Corp.	57,500	679,645
Lintec Corp.	28,500	679,787
Nippon Telegraph & Telephone Corp.	9,100	567,188
Nitto Denko Corp.	17,400	1,105,300
Resona Holdings, Inc.	134,900	758,246
Toshiba Corp.	172,000	711,919
TS Tech Co. Ltd.	25,400	706,535

		5,931,330

Netherlands—0.7%
Koninklijke Philips NV	18,770	561,156

South Korea—0.5%
Samsung Electronics Co. Ltd.	320	395,778

Switzerland—3.9%
Georg Fischer AG, Registered Shares	825	592,640
Glencore PLC	63,755	294,516
Novartis AG, Registered Shares	7,710	788,533
Roche Holding AG, Participation Certificate	2,805	764,333
Swatch Group AG (The), Registered Shares	8,020	705,694

		3,145,716

Taiwan—0.5%
MediaTek, Inc.	25,000	375,377

United Kingdom—11.5%
Alent PLC	136,258	738,085
Aon PLC	5,215	523,377
Berendsen PLC	24,000	407,307
BHP Billiton PLC	13,215	329,813
Cambian Group PLC *	168,495	539,773
Dairy Crest Group PLC	22,500	172,333
HSBC Holdings PLC	86,367	769,893
ITV PLC	209,185	726,770
Liberty Global PLC, Series C *	44,465	2,319,739
Melrose Industries PLC.	137,120	633,544
Rio Tinto PLC	8,025	394,948
Stock Spirits Group PLC	137,019	416,728
Vodafone Group PLC	169,420	586,417
WH Smith PLC	31,960	660,910

		9,219,637

United States—49.7%
ACE Ltd.	10,900	1,242,709
Activision Blizzard, Inc.	48,770	1,137,316
Allstate Corp., (The)	10,950	773,070
American International Group, Inc.	10,825	598,947
Amgen, Inc.	7,465	1,177,380
Anadarko Petroleum Corp.	4,650	391,670
Apple, Inc.	21,725	2,790,794
Avery Dennison Corp.	5,825	311,929
Avnet, Inc.	15,930	729,753
Berkshire Hathaway, Inc., Class B *	7,145	1,053,245
Berry Plastics Group, Inc. *	15,310	525,286

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

28	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United States—(continued)
Capital One Financial Corp.	23,085	$1,817,020
Cardinal Health, Inc.	5,850	514,742
Comcast Corp., Class A	28,155	1,671,844
Crane Co.	5,750	384,273
CVS Health Corp.	26,485	2,750,997
EMC Corp.	27,890	807,137
Energen Corp.	7,325	473,488
EOG Resources, Inc.	4,370	392,076
EQT Corp.	4,980	397,454
Express Scripts Holding Co. *	4,670	395,969
Fifth Third Bancorp	86,505	1,674,737
Gilead Sciences, Inc.	3,555	368,049
Google, Inc., Class C	2,065	1,153,096
Graphic Packaging Holding Co. *	62,825	948,029
Honeywell International, Inc.	6,710	689,654
Huntsman Corp.	11,245	252,563
Johnson & Johnson	10,030	1,028,175
Lear Corp.	4,385	477,614
Macy’s, Inc.	15,975	1,017,927
Marathon Petroleum Corp.	3,720	390,600
McKesson Corp.	2,810	642,647
Microsoft Corp.	13,420	588,467
Northrop Grumman Corp.	4,580	758,952
Packaging Corp of America	6,385	529,061
Parsley Energy, Inc., Class A *	38,160	568,202
Pfizer, Inc.	31,750	1,089,660
Phillips 66	8,915	699,471

	Number of Shares	Value
United States—(continued)
Rice Energy, Inc. *	12,570	$246,121
Rofin-Sinar Technologies, Inc. *	15,680	375,850
Tenneco, Inc. *	11,505	670,051
Tribune Media Co., Class A *	8,815	581,526
United Technologies Corp.	3,935	479,716
Universal Health Services, Inc., Class B	6,965	789,483
Wells Fargo & Co.	20,615	1,129,496
Western Digital Corp.	10,400	1,112,592
WR Berkley Corp.	13,365	667,047
Zebra Technologies Corp., Class A	6,175	562,234

		39,828,119

TOTAL COMMON STOCK (Cost $69,160,549)		78,051,886

TOTAL INVESTMENTS—97.3% (Cost $69,160,549)		78,051,886

OTHER ASSETS IN EXCESS OF LIABILITIES—2.7%		2,156,293

NET ASSETS—100.0%		$80,208,179

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.

A summary of the inputs used to value the Fund’s investments as of February 28, 2015 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Australia	$750,940	$—	$750,940	$—
Bermuda	387,044	387,044	—	—
Canada	996,272	996,272	—	—
China	490,537	—	490,537	—
France	3,426,634	—	3,426,634	—
Germany	3,358,074	—	3,358,074	—
Hong Kong	2,423,796	383,403	2,040,393	—
Ireland	4,895,236	1,731,132	3,164,104	—
Israel	602,416	602,416	—	—
Italy	1,263,824	—	1,263,824	—
Japan	5,931,330	—	5,931,330	—
Netherlands	561,156	—	561,156	—
South Korea	395,778	—	395,778	—
Switzerland	3,145,716	—	3,145,716	—
Taiwan	375,377	—	375,377	—
United Kingdom	9,219,637	3,799,617	5,420,020	—
United States	39,828,119	39,828,119	—	—

Total Assets	$78,051,886	$47,728,003	$30,323,883	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	29

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
LONG POSITIONS—95.4%
COMMON STOCK—95.4%
Australia—0.5%
Australia & New Zealand Banking Group Ltd.	30,826	$850,422

		850,422

Canada—1.5%
Barrick Gold Corp.	56,811	739,679
Canadian Natural Resources Ltd. †	29,338	853,477
Precision Drilling Corp.	101,545	618,158
Stornoway Diamond Corp. *	369,790	207,066

		2,418,380

China—1.1%
China Telecom Corp., Ltd.—Class H	1,052,000	681,486
Shenzhou International Group Holdings Ltd.	287,000	1,135,357

		1,816,843

France—4.6%
Bollore SA †	298,950	1,639,375
Cap Gemini SA †	25,657	2,071,133
Havas SA	926	8,021
Safran SA †	36,161	2,542,172
Sopra Steria Group	996	86,893
Teleperformance †	13,618	1,051,034

		7,398,628

Germany—3.8%
Aurelius AG †	48,981	2,034,560
Fresenius SE & Co. KGaA †	21,162	1,212,659
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	5,998	1,244,948
Norma Group SE †	30,574	1,632,515

		6,124,682

Hong Kong—3.3%
Cheung Kong Holdings Ltd.	125,000	2,474,228
China Mobile Ltd.	119,000	1,614,850
China Unicom Hong Kong Ltd.	422,000	711,675
Hutchison Whampoa Ltd.	42,000	575,105

		5,375,858

Ireland—6.0%
CRH PLC	48,719	1,375,396
Greencore Group PLC †	361,526	1,880,518
Ingersoll-Rand PLC †	21,643	1,454,193
Medtronic PLC †	30,954	2,401,721
Smurfit Kappa Group PLC †	90,121	2,520,544

		9,632,372

Israel—0.8%
Teva Pharmaceutical Industries Ltd.—Sponsored ADR †	23,616	1,346,584

		1,346,584

	Number of Shares	Value
Italy—1.4%
Assicurazioni Generali SpA †	85,728	$1,765,974
Cerved Information Solutions SpA * †	87,422	547,918

		2,313,892

Japan—7.8%
Hoshizaki Electric Co., Ltd.	25,600	1,516,506
Inpex Corp.	133,100	1,573,231
Lintec Corp.	52,900	1,261,780
Nippon Telegraph & Telephone Corp.	21,400	1,333,828
Nitto Denko Corp.	36,000	2,286,828
Resona Holdings, Inc.	297,300	1,671,064
Toshiba Corp.	344,000	1,423,837
TS Tech Co., Ltd.	55,800	1,552,151

		12,619,225

Netherlands—0.7%
Koninklijke Philips NV †	40,058	1,197,592

		1,197,592

South Korea—0.5%
Samsung Electronics Co., Ltd.	639	790,319

		790,319

Switzerland—5.9%
ACE Ltd. †	23,550	2,684,936
Georg Fischer AG, Registered Shares †	1,872	1,344,755
Glencore PLC †	142,780	659,571
Novartis AG, Registered Shares †	16,681	1,706,034
Roche Holding AG, Participation Certificate †	6,072	1,654,556
Swatch Group AG (The), Registered Shares	16,991	1,495,067

		9,544,919

Taiwan—0.5%
MediaTek, Inc.	48,000	720,725

		720,725

United Kingdom—9.5%
Alent PLC †	295,693	1,601,717
Aon PLC †	11,490	1,153,136
Berendsen PLC †	53,773	912,589
Cambian Group PLC * †	235,182	753,404
Dairy Crest Group PLC †	17,881	136,955
HSBC Holdings PLC †	183,154	1,632,673
ITV PLC †	452,585	1,572,414
Liberty Global PLC, Series C * †	64,358	3,357,557
Melrose Industries PLC	274,162	1,266,727
Stock Spirits Group PLC †	60,574	184,229
Vodafone Group PLC †	365,062	1,263,596
WH Smith PLC †	71,565	1,479,916

		15,314,913

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United States—47.5%
Activision Blizzard, Inc. †	103,632	$2,416,698
Allstate Corp., (The) †	25,234	1,781,520
American International Group, Inc.	21,834	1,208,075
Amgen, Inc. †	15,530	2,449,392
Anadarko Petroleum Corp.	9,398	791,594
Apple, Inc. †	47,158	6,057,917
Avery Dennison Corp. †	12,692	679,657
Avnet, Inc. †	33,847	1,550,531
Berkshire Hathaway, Inc., Class B * †	15,881	2,341,018
Berry Plastics Group, Inc. * †	34,965	1,199,649
Capital One Financial Corp. †	49,437	3,891,186
Comcast Corp., Class A †	32,081	1,904,970
CVS Health Corp. †	48,106	4,996,770
EMC Corp. †	58,871	1,703,727
Energen Corp. †	15,811	1,022,023
EOG Resources, Inc.	11,410	1,023,705
Express Scripts Holding Co. *	9,375	794,906
Fifth Third Bancorp †	185,238	3,586,208
Gilead Sciences, Inc. * †	7,744	801,736
Google, Inc., Class C * †	4,166	2,326,294
Graphic Packaging Holding Co. * †	102,864	1,552,218
Honeywell International, Inc. †	14,976	1,539,233
Huntsman Corp. †	25,709	577,424
Johnson & Johnson †	18,064	1,851,741
Lear Corp. †	10,201	1,111,093
Macy’s, Inc. †	33,127	2,110,852
Marathon Petroleum Corp. †	7,520	789,600
McKesson Corp. †	6,270	1,433,949
Microsoft Corp. †	18,326	803,595
Northrop Grumman Corp. †	9,654	1,599,764
Packaging Corp. of America †	15,088	1,250,192
Parsley Energy, Inc., Class A * †	85,775	1,277,190
Pfizer, Inc. †	73,042	2,506,801
Phillips 66 †	19,319	1,515,769
Rice Energy, Inc. * †	27,802	544,363
Rofin-Sinar Technologies, Inc. *	31,666	759,034
Tenneco, Inc. * †	25,289	1,472,831
Tribune Media Co., Class A * †	19,997	1,319,202
United Technologies Corp. †	8,772	1,069,395
Universal Health Services, Inc., Class B †	12,322	1,396,699
Viper Energy Partners LP †	13,839	262,941
Wells Fargo & Co. †	44,144	2,418,650
Western Digital Corp. †	23,537	2,517,988
WR Berkley Corp.	26,383	1,316,776
Zebra Technologies Corp., Class A * †	12,915	1,175,911

		76,700,787

TOTAL COMMON STOCK (Cost $146,072,247)		154,166,141

	Number of Shares	Value
WARRANTS—0.0%
Canada—0.0%
Stornoway Diamond Corp. * Exercise Price CAD 0.90 Expires 7/08/16	36,284	$2,902

		2,902

TOTAL WARRANTS (Cost $3,889)		2,902

TOTAL INVESTMENTS—95.4% (Cost $146,076,136)		154,169,043

SECURITIES SOLD SHORT—(47.8%)
COMMON STOCK—(47.8%)
Australia—(0.4%)
Woolworths Ltd.	(28,227)	(675,536)

		(675,536)

Bermuda—(0.5%)
Brilliance China Automotive Holdings Ltd.	(190,000)	(372,856)
Global Brands Group Holding Ltd. *	(2,664,000)	(456,886)

		(829,742)

Canada—(1.9%)
Canadian Pacific Railway Ltd.	(3,422)	(642,036)
Canadian Western Bank	(23,512)	(546,563)
Teck Resources Ltd., Class B	(45,078)	(724,075)
Ultra Petroleum Corp. *	(30,221)	(491,696)
Vermilion Energy, Inc.	(14,576)	(648,340)

		(3,052,710)

Chile—(0.4%)
Latam Airlines Group SA — Sponsored ADR *	(53,398)	(564,417)

		(564,417)

China—(0.6%)
China Mengniu Dairy Co., Ltd.	(94,000)	(424,514)
Tsingtao Brewery Co., Ltd. Class H	(92,000)	(582,140)

		(1,006,654)

Denmark—(0.6%)
Novo Nordisk A/S	(19,050)	(909,637)

		(909,637)

Finland—(0.8%)
Huhtamaki OYJ	(12,835)	(379,138)
Konecranes OYJ	(23,761)	(823,601)

		(1,202,739)

France—(1.4%)
Edenred	(33,537)	(913,627)
Pernod Ricard SA	(4,610)	(545,472)
Remy Cointreau SA	(11,447)	(839,651)

		(2,298,750)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	31

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Germany—(1.3%)
BASF SE	(11,013)	$(1,055,254)
GEA Group AG	(11,760)	(581,164)
Linde AG	(2,359)	(479,492)

		(2,115,910)

Hong Kong—(1.1%)
ASM Pacific Technology, Ltd.	(46,500)	(471,818)
BYD Electronic International Co., Ltd.	(451,000)	(503,302)
Geely Automobile Holdings Ltd.	(1,830,000)	(817,868)

		(1,792,988)

Israel—(0.4%)
Stratasys Ltd. *	(11,391)	(706,925)

		(706,925)

Italy—(0.4%)
UniCredit SpA	(104,469)	(694,702)

		(694,702)

Japan—(2.1%)
Fast Retailing Co., Ltd.	(2,200)	(853,439)
FP Corp.	(23,200)	(805,077)
Hulic Co., Ltd.	(56,900)	(622,931)
McDonald’s Holdings Co., Ltd.	(23,900)	(527,271)
Oji Holdings Corp.	(138,000)	(582,970)

		(3,391,688)

Luxembourg—(0.3%)
B&M European Value Retail SA *	(99,564)	(489,313)

		(489,313)

Mexico—(0.3%)
Kimberly-Clark de Mexico SAB de CV ADR	(54,743)	(551,009)

		(551,009)

New Zealand—(0.3%)
Ryman Healthcare Ltd.	(87,288)	(536,683)

		(536,683)

Norway—(0.3%)
DNB ASA	(31,162)	(506,773)

		(506,773)

Singapore—(1.0%)
Keppel Corp Ltd.	(99,000)	(634,900)
Sembcorp Marine Ltd.	(424,100)	(928,525)

		(1,563,425)

Spain—(0.4%)
CaixaBank SA	—	(2)
Repsol SA	(31,370)	(604,873)

		(604,875)

Sweden—(1.1%)
Autoliv, Inc.	(8,074)	(908,325)
Elekta AB, Class B	(41,774)	(436,179)

	Number of Shares	Value
Sweden—(continued)
Nordea Bank AB	(34,982)	$(471,642)

		(1,816,146)

Switzerland—(1.0%)
Clariant AG, Registered Shares	(33,078)	(598,964)
SGS SA, Registered Shares	(469)	(948,371)

		(1,547,335)

Thailand—(0.3%)
Siam Commercial Bank PCL, (The) — NVDR	(88,300)	(462,953)

		(462,953)

United Kingdom—(3.4%)
Aberdeen Asset Management PLC	(115,906)	(836,480)
Cobham PLC	(110,821)	(582,879)
G4S PLC	(197,205)	(905,739)
GW Pharmaceuticals PLC — ADR *	(4,749)	(384,289)
Ocado Group PLC *	(161,165)	(915,326)
Rotork PLC	(14,753)	(557,667)
Smiths Group PLC	(48,184)	(857,159)
TSB Banking Group PLC *	(106,106)	(427,979)

		(5,467,518)

United States—(27.5%)
Air Products & Chemicals, Inc.	(6,312)	(985,556)
Alere, Inc. *	(18,720)	(851,198)
AptarGroup, Inc.	(15,034)	(990,290)
Astoria Financial Corp.	(60,324)	(791,451)
BancorpSouth, Inc.	(29,955)	(670,692)
Bemis Co., Inc.	(19,213)	(937,594)
Blackbaud, Inc.	(15,372)	(697,889)
Bristow Group, Inc.	(11,843)	(733,555)
Buffalo Wild Wings, Inc. *	(4,312)	(824,109)
Cabot Oil & Gas Corp.	(13,412)	(388,948)
CarMax, Inc. *	(16,662)	(1,118,187)
Clorox Co.(The)	(4,234)	(459,982)
Cogent Communications Holdings, Inc.	(19,190)	(704,657)
Colgate-Palmolive Co.	(8,933)	(632,635)
Concho Resources, Inc. *	(5,174)	(563,552)
CONSOL Energy, Inc.	(17,582)	(566,140)
Continental Resources, Inc. *	(19,475)	(866,443)
Dorman Products, Inc. *	(12,603)	(555,918)
Eaton Vance Corp.	(9,017)	(379,616)
EI du Pont de Nemours & Co.	(11,288)	(878,771)
First Financial Bankshares, Inc.	(28,706)	(754,107)
Glacier Bancorp, Inc.	(24,767)	(601,590)
Hess Corp.	(7,216)	(541,777)
Intrepid Potash, Inc. *	(42,955)	(606,525)
Itron, Inc. *	(20,065)	(731,971)
Kansas City Southern	(6,734)	(780,067)
Krispy Kreme Doughnuts Inc *	(31,125)	(679,147)
L Brands, Inc.	(9,784)	(898,758)
Matador Resources Co. *	(24,010)	(520,057)
Mattel, Inc.	(22,496)	(592,095)
Michael Kors Holdings Ltd. *	(5,452)	(367,519)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United States—(continued)
Mobile Mini, Inc.	(15,067)	$(625,130)
Mondelez International, Inc.	(15,188)	(560,969)
Monro Muffler Brake, Inc.	(14,014)	(886,245)
Monster Beverage Corp. *	(7,483)	(1,056,001)
National Instruments Corp.	(25,134)	(782,673)
Netflix, Inc. *	(2,176)	(1,033,404)
NetSuite, Inc. *	(5,292)	(510,255)
Northern Trust Corp.	(13,010)	(908,488)
NOW Inc. *	(39,875)	(847,344)
Oasis Petroleum, Inc. *	(40,636)	(582,314)
Palo Alto Networks, Inc. *	(4,449)	(632,737)
Pandora Media, Inc. *	(31,563)	(467,132)
Pharmacyclics, Inc. *	(2,358)	(509,163)
Plum Creek Timber Co., Inc.	(8,390)	(364,462)
Proto Labs, Inc. *	(5,431)	(386,035)
Puma Biotechnology, Inc. *	(2,171)	(462,445)
Rackspace Hosting, Inc.	(12,533)	(622,514)
ResMed, Inc.	(6,883)	(442,990)
Restoration Hardware Holdings Inc. *	(5,386)	(474,507)
Rollins, Inc.	(13,852)	(464,596)
salesforce.com, Inc. *	(8,162)	(566,280)
Shutterstock, Inc. *	(7,326)	(414,285)
Snyders-Lance, Inc.	(12,987)	(400,649)
Spectra Energy Corp.	(17,126)	(607,802)
Sun Hydraulics Corp.	(14,920)	(577,404)
Tesla Motors, Inc. *	(3,496)	(710,877)
Trex Co., Inc. *	(20,037)	(1,008,863)
Tumi Holdings, Inc. *	(32,620)	(762,982)
UMB Financial Corp.	(13,353)	(688,214)
Under Armour, Inc., Class A *	(7,603)	(585,507)
United Natural Foods, Inc. *	(5,521)	(458,464)
VeriFone Systems, Inc.	(21,516)	(757,148)
ViaSat, Inc. *	(9,878)	(645,429)
Vitamin Shoppe, Inc. *	(15,855)	(672,252)
Wausau Paper Corp.	(30,761)	(288,846)

	Number of Shares	Value
United States—(continued)
Westamerica Bancorporation	(9,018)	$(388,405)
Yelp, Inc. *	(12,255)	(588,240)

		(44,411,847)

TOTAL COMMON STOCK (Proceeds $75,265,583)		(77,200,275)

TOTAL SECURITIES SOLD SHORT—(47.8%) (Proceeds $75,265,583)		(77,200,275)

	Number of Contracts
OPTIONS WRITTEN ††—0.0%
EOG Resources, Inc. Call Options Expires 03/20/2015 Strike Price $87.50	(93)	(36,735)

TOTAL OPTIONS WRITTEN (Premiums received $77,557)		(36,735)

OTHER ASSETS IN EXCESS OF LIABILITIES—52.4%		84,662,044

NET ASSETS—100.0%		$161,594,077

ADR	—	American Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.

Contracts For Difference held by the Fund at February 28, 2015, are as follows:

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Unrealized Appreciation
Chailease Holding Co., Ltd.	Goldman Sachs	(290,000)	$735,463	$30,993

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	33

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 28, 2015 is as follows (see Note 1 in the Notes to Financial Statements):

	Total Value as of February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Australia	$850,422	$—	$850,422	$—
Canada	2,418,380	2,418,380	—	—
China	1,816,843	—	1,816,843	—
France	7,398,628	—	7,398,628	—
Germany	6,124,682	—	6,124,682	—
Hong Kong	5,375,858	575,105	4,800,753	—
Ireland	9,632,372	3,855,914	5,776,458	—
Israel	1,346,584	1,346,584	—	—
Italy	2,313,892	—	2,313,892	—
Japan	12,619,225	—	12,619,225	—
Netherlands	1,197,592	—	1,197,592	—
South Korea	790,319	—	790,319	—
Switzerland	9,544,919	2,684,936	6,859,983	—
Taiwan	720,725	—	720,725	—
United Kingdom	15,314,913	9,866,587	5,448,326	—
United States	76,700,787	76,700,787	—	—
Warrants	2,902	2,902	—	—
Contracts for difference	30,993	—	30,993	—

Total Assets	$154,200,036	$97,451,195	$56,748,841	$—

	Total Value as of February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Australia	$(675,536)	$—	$(675,536)	$—
Bermuda	(829,742)	(372,856)	(456,886)	—
Canada	(3,052,710)	(3,052,710)	—	—
Chile	(564,417)	(564,417)	—	—
China	(1,006,654)	—	(1,006,654)	—
Denmark	(909,637)	(909,637)	—	—
Finland	(1,202,739)	—	(1,202,739)	—
France	(2,298,750)	—	(2,298,750)	—
Germany	(2,115,910)	—	(2,115,910)	—
Hong Kong	(1,792,988)	—	(1,792,988)	—
Israel	(706,925)	(706,925)	—	—
Italy	(694,702)	—	(694,702)	—
Japan	(3,391,688)	—	(3,391,688)	—
Luxembourg	(489,313)	—	(489,313)	—
Mexico	(551,009)	(551,009)	—	—
New Zealand	(536,683)	—	(536,683)	—
Norway	(506,773)	—	(506,773)	—
Singapore	(1,563,425)	—	(1,563,425)	—
Spain	(604,875)	—	(604,875)	—
Sweden	(1,816,146)	(1,344,504)	(471,642)	—
Switzerland	(1,547,335)	—	(1,547,335)	—
Thailand	(462,953)	—	(462,953)	—
United Kingdom	(5,467,518)	(384,289)	(5,083,229)	—
United States	(44,411,847)	(44,411,847)	—	—
Options
Equity Contracts	(36,735)	(36,735)	—	—

Total Liabilities	$(77,237,010)	$(52,334,929)	$(24,902,081)	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Boston Partners Small Cap Value Fund II	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners All-Cap Value Fund
ASSETS
Investments in securities, at value † ^	$279,511,738	$819,565,265	$5,906,359,405	$998,476,107
Cash	6,543,001	—	414,469,072	23,275,077
Foreign currency, at value #	—	11,183,153	30,113,692	—
Receivables
Investments sold	738,138	22,843,764	59,020,730	18,917,163
Cash segregated with brokers for securities sold short	—	652,334,257	2,770,181,505	—
Dividends and interest	178,362	47,484,792	144,836,866	1,650,312
Capital shares sold	594,995	428,003	22,701,527	1,766,326
Prepaid expenses and other assets	16,368	247,851	107,875	50,436

Total assets	287,582,602	1,554,087,085	9,347,790,672	1,044,135,421

LIABILITIES
Securities sold short, at fair value ‡	$—	$650,700,782	$2,766,500,772	$—
Options written, at value *	—	1,008,930	11,916,356	837,000
Due to Custodian, at value	—	35,360,911	—	—
Foreign cash overdraft #	—	—	30,400,143	—
Payables
Securities lending collateral	10,148,370	29,918,254	—	154,906
Investments purchased	938,779	24,759,632	103,679,648	34,208,407
Capital shares redeemed	329,459	3,610,663	9,523,080	662,014
Distributions to shareholders	187	49,975	42,234	—
Due to prime broker	—	55,092,375	131,183,275	—
Investment advisory fees	196,013	1,354,239	5,908,816	441,162
Custodian fees	14,111	37,416	328,992	68,473
Distribution and service fees	24,151	32,804	54,908	42,482
Dividends on securities sold-short	—	284,001	4,177,129	—
Administration and accounting fees	21,086	57,296	212,400	50,891
Prime broker interest payable	—	9,699	41,020	—
Printing and shareholder reporting fees	—	—	29,640	—
Other accrued expenses and liabilities	3,073	39,380	156,628	5,664

Total liabilities	11,675,229	802,316,357	3,064,155,041	36,470,999

Net Assets	$275,907,373	$751,770,728	$6,283,635,631	$1,007,664,422

NET ASSETS CONSIST OF
Par value	$12,346	$40,257	$406,237	$43,627
Paid-in capital	206,926,447	761,336,065	5,628,895,615	752,425,956
Undistributed net investment income/(accumulated net investment loss)	(86,883)	(34,986,994)	(57,433,571)	1,062,640
Accumulated net realized gain from investments securities sold short, written options and foreign currency translation	2,931,807	4,077,910	27,791,756	24,578,802
Net unrealized appreciation on investments, securities sold short, written options, contracts for difference and foreign currency translation	66,123,656	21,303,490	683,975,594	229,553,397

Net Assets	$275,907,373	$751,770,728	$6,283,635,631	$1,007,664,422

INSTITUTIONAL CLASS
Net assets	$148,398,698	$612,055,255	$6,039,895,756	$784,511,121
Shares outstanding	6,522,342	32,361,011	390,282,362	33,939,404

Net asset value, offering and redemption price per share	$22.75	$18.91	$15.48	$23.12

INVESTOR CLASS
Net assets	$127,508,675	$139,715,473	$243,739,875	$223,153,301
Shares outstanding	5,823,998	7,896,308	15,954,564	9,687,999

Net asset value, offering and redemption price per share	$21.89	$17.69	$15.28	$23.03

† Investment in securities, at cost	$213,388,082	$696,760,591	$5,042,073,595	$768,632,398
^ Includes market value of securities on loan	$7,363,665	$23,348,070	$—	$136,988
# Foreign currency, at cost	$—	$12,176,426	$(408,829)	$—
‡ Proceeds received, securities sold short	$—	$550,185,489	$2,588,002,151	$—
* Premiums received, options written	$—	$1,016,312	$10,017,914	$546,688

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	35

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

	WPG Partners Small/Micro Cap Value Fund	Boston Partners Global Equity Fund	Boston Partners Global Long/Short Fund
ASSETS
Investments in securities, at value † ^	$42,824,415	$78,051,886	$154,169,043
Cash	2,550,360	1,138,066	10,196,626
Foreign currency, at value #	—	45,905	19,759,873
Receivables
Investments sold	255,044	1,151,477	2,967,427
Cash segregated with brokers for securities sold short	—	—	57,235,630
Dividends and interest	36,705	116,669	217,415
Capital shares sold	1,259,730	1,350,000	2,291,921
Investment adviser	—	2,541	—
Unrealized gain on contracts for difference	—	—	30,993
Prepaid expenses and other assets	12,682	19,305	43,892

Total assets	46,938,936	81,875,849	246,912,820

LIABILITIES
Securities sold short, at fair value ‡	$—	$—	$77,200,275
Options written, at value *	—	—	36,735
Payables
Securities lending collateral	3,789,509	—	—
Investments purchased	475,709	1,569,778	7,529,951
Capital shares redeemed	—	—	201,918
Due to prime broker	—	—	44,359
Investment advisory fees	16,036	34,487	185,299
Custodian fees	17,054	14,102	10,606
Distribution and service fees	—	—	1,730
Dividends on securities sold-short	—	—	79,019
Administration and accounting fees	8,748	23,021	4,957
Prime broker interest payable	—	—	3,188
Printing and shareholder reporting fees	1,762	930	—
Other accrued expenses and liabilities	17,732	25,352	20,706

Total liabilities	4,326,550	1,667,670	85,318,743

Net Assets	$42,612,386	$80,208,179	$161,594,077

NET ASSETS CONSIST OF
Par value	$2,506	$5,221	$15,529
Paid-in capital	37,799,936	71,708,401	157,730,552
Undistributed net investment income/(accumulated net investment loss)	105,633	18,962	(650,345)
Accumulated net realized loss from investments, securities sold short, contracts for difference and foreign currency translation	(2,290,463)	(410,275)	(1,560,605)
Net unrealized appreciation on investments, securities sold short, written options, contracts for difference and foreign currency translation	6,994,774	8,885,870	6,058,946

Net Assets	$42,612,386	$80,208,179	$161,594,077

INSTITUTIONAL CLASS
Net assets	$42,612,386	$80,208,179	$150,899,471
Shares outstanding	2,506,362	5,220,797	14,499,426

Net asset value, offering and redemption price per share	$17.00	$15.36	$10.41

INVESTOR CLASS
Net assets	$—	$—	$10,694,606
Shares outstanding	—	—	1,029,174

Net asset value, offering and redemption price per share	$—	$—	$10.39

† Investment in securities, at cost	$35,829,641	$69,160,549	$146,076,136
^ Includes market value of securities on loan	$2,686,234	—	—
# Foreign currency, at cost	$—	$46,559	$19,921,363
‡ Proceeds received, securities sold short	$—	$—	$75,265,583
* Premiums received, options written	$—	$—	$77,557

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (unaudited)

STATEMENTS OF OPERATIONS

	Boston Partners Small Cap Value Fund II	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners All-Cap Value Fund
Investment Income
Dividends †	$2,349,021	$5,034,738	$38,999,277	$7,826,706
Interest	485	68,959	319,740	1,077
Income from securities loaned (Note 6)	125,592	96,399	—	3,913

Total investment income	2,475,098	5,200,096	39,319,017	7,831,696

Expenses
Advisory fees (Note 2)	1,225,959	9,467,667	35,768,801	3,808,077
Distribution fees (Investor Class) (Note 2)	147,625	245,813	372,886	268,244
Administration and accounting fees (Note 2)	110,196	319,329	1,279,638	325,345
Transfer agent fees (Note 2)	36,332	66,981	1,343,186	33,190
Registration and filing fees	23,719	24,754	195,966	50,281
Audit fees	13,989	17,626	19,331	13,385
Directors’ and officers’ fees	13,178	18,229	79,930	20,230
Custodian fees (Note 2)	12,848	41,286	347,848	52,130
Legal fees	10,807	46,340	294,684	52,348
Dividend expense on securities sold-short	—	1,587,816	21,426,960	—
Prime broker interest expense	—	10,635,349	6,251,729	—
Other expenses	2,769	23,597	304,736	41,768

Total expenses before waivers and reimbursements	1,597,422	22,494,787	67,685,695	4,664,998
Less: waivers and reimbursements	(95,942)	—	—	(1,059,386)

Net expenses after waivers and reimbursements	1,501,480	22,494,787	67,685,695	3,605,612

Net investment income/(loss)	973,618	(17,294,691)	(28,366,678)	4,226,084

Net realized gain/(loss) from:
Investments	5,749,136	33,746,635	68,437,296	32,294,354
Investments sold-short	—	(7,328,238)	34,894,660	—
Foreign currency transactions	—	(195,696)	(4,841,358)	—
Written options *	—	315,725	932,779	212,360
Net change in unrealized appreciation/(depreciation) on:
Investments	1,832,979	(53,081,406)	198,250,435	17,195,711
Investments sold short	—	(34,591,846)	(58,620,894)	—
Foreign currency translation	—	(993,566)	160,228	—
Written options *	—	(304,308)	(2,304,655)	(237,679)

Net realized and unrealized gain/(loss) on investments	7,582,115	(62,432,700)	236,908,491	49,464,746

Net increase/(decrease) in net assets resulting from operations	$8,555,733	$(79,727,391)	$208,541,813	$53,690,830

† Net of foreign withholding taxes of	$—	$(137,335)	$(342,493)	$(23,029)

*	Primary risk is equity contracts

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	37

BOSTON PARTNERS INVESTMENT FUNDS	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (unaudited)

STATEMENTS OF OPERATIONS (concluded)

	WPG Partners Small/Micro Cap Value Fund	Boston Partners Global Equity Fund	Boston Partners Global Long/Short Fund
Investment Income
Dividends †	$325,176	$452,927	$551,727
Interest	103	113	21,938
Income from securities loaned (Note 6)	107,274	—	—

Total investment income	432,553	453,040	573,665

Expenses
Advisory fees (Note 2)	165,565	291,325	653,288
Administration and accounting fees (Note 2)	38,696	61,382	54,455
Transfer agent fees (Note 2)	24,039	15,340	64,967
Custodian fees (Note 2)	14,808	24,803	61,699
Audit fees	13,689	18,637	11,858
Directors’ and officers’ fees	11,664	12,188	7,390
Registration and filing fees	10,628	23,006	12,051
Legal fees	2,481	3,208	3,356
Distribution fees (Investor Class) (Note 2)	—	—	7,373
Dividend expense on securities sold-short	—	—	198,640
Prime broker interest expense	—	—	149,024
Other expenses	1,307	3,837	1,314

Total expenses before waivers and reimbursements	282,877	453,726	1,225,415
Less: waivers and reimbursements	(55,226)	(146,217)	(6,701)

Net expenses after waivers and reimbursements	227,651	307,509	1,218,714

Net investment income/(loss)	204,902	145,531	(645,049)

Net realized gain/(loss) from:
Investments	(984,680)	(13,887)	(1,634,704)
Investments sold-short	—	—	871,546
Foreign currency transactions	—	(37,058)	(262,121)
Written options *	—	—	(45,520)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,600,636)	2,895,042	6,696,733
Investments sold short	—	—	(2,321,310)
Foreign currency translation	—	(4,256)	(170,961)
Written options *	—	—	40,822
Contracts for difference	—	—	43,688

Net realized and unrealized gain/(loss) on investments	(2,585,316)	2,839,841	3,218,173

Net increase/(decrease) in net assets resulting from operations	$(2,380,414)	$2,985,372	$2,573,124

† Net of foreign withholding taxes of	$(989)	$(9,895)	$(62,609)

*	Primary risk is equity contracts

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

38	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015

STATEMENTS OF CHANGES IN NET ASSETS

	Boston Partners Small Cap Value Fund II		Boston Partners Long/Short Equity Fund
	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$973,618	$1,061,610	$(17,294,691)	$(25,293,589)
Net realized gain from investments, securities sold short, written options and foreign currency	5,749,136	11,625,465	26,538,426	63,810,043
Net change in unrealized appreciation/(depreciation) from investments, securities sold short, written options and foreign currency	1,832,979	20,145,483	(88,971,126)	70,697,079

Net increase/(decrease) in net assets resulting from operations	8,555,733	32,832,558	(79,727,391)	109,213,533

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(951,560)	(345,221)	—	—
Investor Class	(605,107)	(237,918)	—	—
Net realized capital gains
Institutional Class	(1,769,477)	—	(54,248,415)	(36,987,514)
Investor Class	(1,642,628)	—	(17,937,422)	(13,170,066)

Net decrease in net assets from dividends and distributions to shareholders	(4,968,772)	(583,139)	(72,185,837)	(50,157,580)

Capital transactions:
Institutional Class
Proceeds from shares sold	23,886,470	28,174,661	132,332,765	162,787,046
Reinvestment of distributions	2,215,225	324,783	41,021,708	26,413,733
Shares redeemed	(12,136,567)	(17,191,647)	(122,566,206)	(179,141,615)
Redemption fees (Note 8)	857	2,396	28,777	341,715
Investor Class
Proceeds from shares sold	52,345,364	25,973,463	25,746,998	42,099,643
Reinvestment of distributions	2,662,389	233,663	17,388,360	12,197,068
Shares redeemed	(11,182,483)	(18,920,805)	(78,404,318)	(76,854,075)
Redemption fees (Note 8)	900	2,956	8,369	116,495

Net increase/(decrease) in net assets from capital transactions	57,792,155	18,599,470	15,556,453	(12,039,990)

Total increase/(decrease) in net assets	61,379,116	50,848,889	(136,356,775)	47,015,963
Net assets
Beginning of period	214,528,257	163,679,368	888,127,503	841,111,540

End of period	$275,907,373	$214,528,257	$751,770,728	$888,127,503

Undistributed net investment income/(loss), end of period	$(86,883)	$496,166	$(34,986,994)	$(17,692,303)

Share transactions:
Institutional Class
Shares sold	2,399,331	1,287,470	6,529,890	7,541,514
Shares reinvested	120,853	15,262	2,087,619	1,291,625
Shares redeemed	(506,194)	(804,194)	(6,141,298)	(8,592,855)

Net increase	2,013,990	498,538	2,476,211	240,284

Investor Class
Shares sold	1,133,829	1,306,062	1,301,815	2,068,807
Shares reinvested	104,442	11,392	945,533	632,300
Shares redeemed	(573,623)	(912,305)	(4,260,050)	(3,894,482)

Net increase/(decrease)	664,648	405,149	(2,012,702)	(1,193,375)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	39

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Long/Short Research Fund		Boston Partners All-Cap Value Fund
	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(28,366,678)	$(30,664,883)	$4,226,084	$7,757,538
Net realized gain from investments, securities sold short, written options and foreign currency	99,423,377	16,068,536	32,506,714	40,311,296
Net change in unrealized appreciation/(depreciation) from investments, securities sold short, written options and foreign currency	137,485,114	451,206,324	16,958,032	112,721,801

Net increase in net assets resulting from operations	208,541,813	436,609,977	53,690,830	160,790,635

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	—	—	(7,085,713)	(4,677,165)
Investor Class	—	—	(1,598,987)	(911,496)
Net realized capital gains
Institutional Class	(73,750,367)	(10,191,255)	(29,675,856)	(15,951,494)
Investor Class	(4,130,770)	(644,954)	(8,739,309)	(3,674,790)

Net decrease in net assets from dividends and distributions to shareholders	(77,881,137)	(10,836,209)	(47,099,865)	(25,214,945)

Capital transactions:
Institutional Class
Proceeds from shares sold	1,350,433,582	3,419,038,875	74,946,159	242,389,813
Reinvestment of distributions	38,567,891	5,470,231	30,283,496	18,483,816
Shares redeemed	(528,778,609)	(515,145,972)	(62,631,111)	(74,884,387)
Redemption fees (Note 8)	76,904	154,051	—	—
Investor Class
Proceeds from shares sold	61,892,599	180,979,395	33,131,893	141,871,828
Reinvestment of distributions	4,096,486	626,724	10,146,888	4,474,110
Shares redeemed	(121,954,991)	(44,186,169)	(38,868,850)	(33,638,548)
Redemption fees (Note 8)	4,297	9,674	—	—

Net increase in net assets from capital transactions	804,338,159	3,046,946,809	47,008,475	298,696,632

Total increase in net assets	934,998,835	3,472,720,577	53,599,440	434,272,322
Net assets
Beginning of period	5,348,636,796	1,875,916,219	954,064,982	519,792,660

End of period	$6,283,635,631	$5,348,636,796	$1,007,664,422	$954,064,982

Undistributed net investment income/(loss), end of period	$(57,433,571)	$(29,066,893)	$1,062,640	$5,521,256

Share transactions:
Institutional Class
Shares sold	89,073,918	237,515,897	3,319,794	11,615,055
Shares reinvested	2,532,409	384,686	1,351,338	902,530
Shares redeemed	(35,069,289)	(35,242,438)	(2,757,369)	(3,515,836)

Net increase	56,537,038	202,658,145	1,913,763	9,001,749

Investor Class
Shares sold	4,141,864	12,636,422	1,474,381	6,795,381
Shares reinvested	271,830	44,386	454,203	219,104
Shares redeemed	(8,072,984)	(3,099,558)	(1,743,407)	(1,587,653)

Net increase/(decrease)	(3,659,290)	9,581,250	185,177	5,426,832

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS	FEBRUARY 28, 2015

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	WPG Partners Small/Micro Cap Value Fund		Boston Partners Global Equity Fund
	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014
Increase/(decrease) in net assets from operations:
Net investment income	$204,902	$156,573	$145,531	$628,987
Net realized gain/(loss) from investments, securities sold short, written options and foreign currency	(984,680)	6,948,796	(50,945)	2,302,099
Net change in unrealized appreciation/(depreciation) from investments, securities sold short, written options and foreign currency	(1,600,636)	(60,529)	2,890,786	4,347,444

Net increase/(decrease) in net assets resulting from operations	(2,380,414)	7,044,840	2,985,372	7,278,530

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(276,767)	(50,358)	(672,980)	(91,861)
Net realized capital gains
Institutional Class	(4,758,990)	(3,952,860)	(2,575,967)	(1,411,674)

Net decrease in net assets from dividends and distributions to shareholders	(5,035,757)	(4,003,218)	(3,248,947)	(1,503,535)

Capital transactions:
Institutional Class
Proceeds from shares sold	1,769,927	1,940,266	17,929,822	54,896,316
Reinvestment of distributions	4,460,767	3,615,431	2,531,256	1,503,534
Shares redeemed	(2,210,166)	(3,343,540)	(76,414)	(13,584,041)

Net increase in net assets from capital transactions	4,020,528	2,212,157	20,384,664	42,815,809

Total increase/(decrease) in net assets	(3,395,643)	5,253,779	20,121,089	48,590,804
Net assets
Beginning of period	46,008,029	40,754,250	60,087,090	11,496,286

End of period	$42,612,386	$46,008,029	$80,208,179	$60,087,090

Undistributed net investment income, end of period	$105,633	$177,498	$18,962	$546,411

Share transactions:
Institutional Class
Shares sold	104,046	96,374	1,198,587	3,756,181
Shares reinvested	270,350	185,502	172,546	105,585
Shares redeemed	(121,437)	(166,761)	(5,107)	(893,583)

Net increase	252,959	115,115	1,366,026	2,968,183

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	41

BOSTON ADVISORS INVESTMENT FUNDS	FEBRUARY 28, 2015

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Boston Partners Global Long/Short Fund
	For the Six Months Ended February 28, 2015 (unaudited)	For the Period Ended August 31, 2014*
Increase/(decrease) in net assets from operations:
Net investment loss	$(645,049)	$(237,573)
Net realized loss from investments, securities sold short, written options and foreign currency	(1,070,799)	(544,340)
Net change in unrealized appreciation from investments, securities sold short, written options and foreign currency	4,288,972	1,769,974

Net increase in net assets resulting from operations	2,573,124	988,061

Capital transactions:
Institutional Class
Proceeds from shares sold	118,859,334	36,909,632
Shares redeemed	(7,743,191)	(441,329)
Redemption fees (Note 8)	8,414	252
Investor Class
Proceeds from shares sold	7,999,808	2,787,714
Shares redeemed	(348,281)	—
Redemption fees (Note 8)	525	14

Net increase in net assets from capital transactions	118,776,609	39,256,283

Total increase in net assets	121,349,733	40,244,344
Net assets
Beginning of period	40,244,344	—

End of period	$161,594,077	$40,244,344

Undistributed net investment loss, end of period	$(650,345)	$(5,296)

Share transactions:
Institutional Class
Shares sold	11,653,425	3,676,348
Shares redeemed	(786,898)	(43,449)

Net increase	10,866,527	3,632,899

Investor Class
Shares sold	789,769	276,209
Shares redeemed	(36,804)	—

Net increase	752,965	276,209

*	Inception date of the Fund was December 31, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42	SEMI-ANNUAL REPORT 2015

(THIS PAGE INTENTIONALLY LEFT BLANK.)

SEMI-ANNUAL REPORT 2015	43

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS	PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*	Net Realized and Unrealized Gain/(Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders	Redemption Fees*
Boston Partners Small Cap Value Fund II
Institutional Class
9/1/14 through 2/28/15†	$22.65	$0.10	$0.43	$0.53	$(0.15)	$(0.28)	$(0.43)	$—
8/31/14	19.06	0.15	3.53	3.68	(0.09)	—	(0.09)	—	[3]
8/31/13	15.31	0.09	3.75	3.84	(0.09)	—	(0.09)	—
8/31/12	12.92	0.05	2.39	2.44	(0.05)	—	(0.05)	—	[3]
8/31/11	11.02	0.03	1.91	1.94	(0.04)	—	(0.04)	—	[3]
8/31/10	10.49	0.06	0.52	0.58	(0.05)	—	(0.05)	—	[3]
Investor Class
9/1/14 through 2/28/15†	$21.79	$0.07	$0.41	$0.48	$(0.10)	$(0.28)	$(0.38)	$—
8/31/14	18.35	0.09	3.40	3.49	(0.05)	—	(0.05)	—	[3]
8/31/13	14.74	0.05	3.61	3.66	(0.05)	—	(0.05)	—
8/31/12	12.44	0.02	2.30	2.32	(0.02)	—	(0.02)	—	[3]
8/31/11	10.62	(—)[3]	1.84	1.84	(0.02)	—	(0.02)	—	[3]
8/31/10	10.11	0.03	0.50	0.53	(0.02)	—	(0.02)	—	[3]
Boston Partners Long/Short Equity Fund
Institutional Class
9/1/14 through 2/28/15†	$22.65	$(0.42)	$(1.56)	$(1.98)	$—	$(1.77)	$(1.77)	$0.01
8/31/14	20.94	(0.63)	3.57	2.94	—	(1.24)	(1.24)	0.01
8/31/13	20.47	(0.54)	2.24	1.70	—	(1.24)	(1.24)	0.01
8/31/12	19.88	(0.54)	3.15	2.61	—	(2.03)	(2.03)	0.01
8/31/11	17.41	(0.47)	4.55	4.08	—	(1.62)	(1.62)	0.01
8/31/10	15.75	(0.37)	1.98	1.61	—	—	—	0.05
Investor Class
9/1/14 through 2/28/15†	$21.33	$(0.42)	$(1.46)	$(1.88)	$—	$(1.77)	$(1.77)	$0.01
8/31/14	19.84	(0.65)	3.37	2.72	—	(1.24)	(1.24)	0.01
8/31/13	19.51	(0.57)	2.13	1.56	—	(1.24)	(1.24)	0.01
8/31/12	19.08	(0.56)	3.01	2.45	—	(2.03)	(2.03)	0.01
8/31/11	16.80	(0.50)	4.39	3.89	—	(1.62)	(1.62)	0.01
8/31/10	15.31	(0.40)	1.84	1.44	—	—	—	0.05
Boston Partners Long/Short Research Fund
Institutional Class
9/1/14 through 2/28/15†	$15.14	$(0.07)	$0.61	$0.54	$—	$(0.20)	$(0.20)	$—
8/31/14	13.30	(0.12)	2.02	1.90	—	(0.06)	(0.06)	—	[3]
8/31/13	11.91	(0.14)	1.66	1.52	—	(0.13)	(0.13)	—	[3]
8/31/12	10.60	(0.13)	1.53	1.40	—	(0.09)	(0.09)	—	[3]
9/30/10** through 8/31/11	10.00	(0.12)	0.71	0.59	—	—	—	0.01
Investor Class
9/1/14 through 2/28/15†	$15.00	$(0.09)	$0.57	$0.48	$—	$(0.20)	$(0.20)	$—
8/31/14	13.21	(0.15)	2.00	1.85	—	(0.06)	(0.06)	—	[3]
8/31/13	11.86	(0.18)	1.66	1.48	—	(0.13)	(0.13)	—	[3]
8/31/12	10.58	(0.15)	1.52	1.37	—	(0.09)	(0.09)	—	[3]
11/29/10** through 8/31/11	10.40	(0.12)	0.29	0.17	—	—	—	0.01

†	Unaudited.
*	Calculated based on average shares outstanding for the period.
**	Inception date.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Amount is less than $0.005 per share.
[4]	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.
[5]	Annualized.
[6]	Not Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

44	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)	PER SHARE OPERATING PERFORMANCE

Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$22.75	2.43%	$148,399	1.10%[5]	N/A	1.18%[5]	0.92%[5]	8%[6]
22.65	19.33	102,112	1.21	N/A	1.23	0.68	16
19.06	25.19	76,442	1.29	N/A	1.29	0.53	19
15.31	18.98	53,604	1.30	N/A	1.36	0.37	32
12.92	17.59	30,172	1.30	N/A	1.37	0.22	38
11.02	5.47	25,736	1.30	N/A	1.39	0.51	43

$21.89	2.29%	$127,509	1.35%[5]	N/A	1.43%[5]	0.67%[5]	8%[6]
21.79	19.01	112,417	1.46	N/A	1.48	0.43	16
18.35	24.90	87,237	1.54	N/A	1.54	0.28	19
14.74	18.67	66,689	1.55	N/A	1.61	0.12	32
12.44	17.28	70,490	1.55	N/A	1.62	(0.03)	38
10.62	5.26	61,260	1.55	N/A	1.63	0.25	43

$18.91	(8.93)%	$612,055	5.28%[5]	2.38%[5]	5.28%[5]	(4.05)%[5]	37%[6]
22.65	14.72	676,756	4.33	2.42	4.33	(2.93)	65
20.94	8.61	620,804	4.30	2.43	4.30	(2.58)	67
20.47	14.16	505,108	4.29	2.48	4.29	(2.68)	71
19.88	23.66	344,935	3.70	2.47	3.71	(2.35)	103
17.41	10.54	164,438	3.40	2.50	3.46	(2.10)	81

$17.69	(9.06)%	$139,715	5.53%[5]	2.63%[5]	5.53%[5]	(4.30)%[5]	37%[6]
21.33	14.41	211,372	4.57	2.66	4.57	(3.18)	65
19.84	8.30	220,307	4.55	2.68	4.55	(2.83)	67
19.51	13.90	170,834	4.54	2.73	4.54	(2.93)	71
19.08	23.37	128,184	3.95	2.72	3.96	(2.60)	103
16.80	9.73	82,088	3.65	2.75	3.70	(2.35)	81

$15.48	3.53%	$6,039,896	2.35%[5]	1.38%[5]	2.35%[5]	(0.98)%[5]	32%[6]
15.14	14.28	5,054,388	2.52	1.39	2.52	(0.81)	57
13.30	12.81	1,743,406	2.75	1.48	2.71	(1.09)	65
11.91	13.32	254,170	2.81	1.54	2.84	(1.12)	53 [4]
10.60	6.00	37,237	2.70 [5]	1.74 [5]	4.05 [5]	(1.21)[5]	61 [6]

$15.28	3.43%	$243,740	2.59%[5]	1.62%[5]	2.59%[5]	(1.22)%[5]	32%[6]
15.00	13.99	294,249	2.77	1.64	2.77	(1.06)	57
13.21	12.52	132,511	3.05	1.73	3.01	(1.39)	65
11.86	13.06	48,296	3.00	1.79	3.04	(1.31)	53 [4]
10.58	1.73	20,308	2.99 [5]	1.98 [5]	4.08 [5]	(1.47)[5]	61 [6]

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	45

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)	PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*	Net Realized and Unrealized Gain/(Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders	Redemption Fees*
Boston Partners All-Cap Value Fund
Institutional Class
9/1/14 through 2/28/15†	$23.00	$0.11	$1.15	$1.26	$(0.22)	$(0.92)	$(1.14)	$—
8/31/14	19.19	0.22	4.39	4.61	(0.18)	(0.62)	(0.80)	—
8/31/13	15.57	0.24	3.75	3.99	(0.27)	(0.10)	(0.37)	—
8/31/12	14.34	0.20	2.04	2.24	(0.12)	(0.89)	(1.01)	—
8/31/11	12.85	0.15	1.63	1.78	(0.10)	(0.19)	(0.29)	—
8/31/10	12.56	0.10	0.32	0.42	(0.13)	—	(0.13)	—
Investor Class
9/1/14 through 2/28/15†	$22.90	$0.08	$1.14	$1.22	$(0.17)	$(0.92)	$(1.09)	$—
8/31/14	19.12	0.17	4.38	4.55	(0.15)	(0.62)	(0.77)	—
8/31/13	15.50	0.20	3.75	3.95	(0.23)	(0.10)	(0.33)	—
8/31/12	14.28	0.16	2.03	2.19	(0.08)	(0.89)	(0.97)	—
8/31/11	12.79	0.11	1.63	1.74	(0.06)	(0.19)	(0.25)	—
8/31/10	12.52	0.07	0.31	0.38	(0.11)	—	(0.11)	—
WPG Partners Small/Micro Cap Value Fund
Institutional Class
9/1/14 through 2/28/15†	$20.42	$0.09	$(1.20)	$(1.11)	$(0.13)	$(2.18)	$(2.31)	$—
8/31/14	19.06	0.07	3.16	3.23	(0.02)	(1.85)	(1.87)	—
8/31/13	14.32	0.07	4.74	4.81	(0.07)	—	(0.07)	—
8/31/12	12.31	(0.05)	2.06	2.01	—	—	—	—	[3]
8/31/11	11.65	(0.06)	0.72	0.66	—	—	—	—
8/31/10	10.57	(0.05)	1.16	1.11	(0.03)	—	(0.03)	—	[3]
Boston Partners Global Equity Fund
Institutional Class
9/1/14 through 2/28/15†	$15.59	$0.03	$0.40	$0.43	$(0.14)	$(0.52)	$(0.66)	$—
8/31/14	12.97	0.18	2.82	3.00	(0.02)	(0.36)	(0.38)	—
8/31/13	11.00	0.12	2.07	2.19	(0.13)	(0.09)	(0.22)	—
12/30/11** through 8/31/12	10.00	0.10	0.90	1.00	—	—	—	—
Boston Partners Global Long/Short Fund
Institutional Class
9/1/14 through 2/28/15†	$10.30	$(0.07)	$0.18	$0.11	$—	$—	$—	$—
12/31/13** through 8/31/14	10.00	(0.14)	0.44	0.30	—	—	—	—	[3]
Investor Class
9/1/14 through 2/28/15†	$10.29	$(0.08)	$0.18	$0.10	$—	$—	$—	$—
4/11/14** through 8/31/14	9.86	(0.09)	0.52	0.43	—	—	—	—	[3]

†	Unaudited.
*	Calculated based on average shares outstanding, unless otherwise noted.
**	Inception date.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Amount is less than $0.005.
[4]	Annualized.
[5]	Not Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

46	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (concluded)	PER SHARE OPERATING PERFORMANCE

Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers and Reimbursements	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)		Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$23.12	5.63%	$784,511	0.70%[4]	N/A		0.92%[4]	0.94%[4]	18%[5]
23.00	24.52	736,475	0.70	N/A		0.94	1.05	26
19.19	26.11	441,856	0.70	N/A		0.97	1.37	32
15.57	16.73	343,885	0.70	N/A		1.03	1.38	33
14.34	13.75	210,113	0.70	N/A		1.03	1.00	47
12.85	3.31	112,437	0.80	N/A		1.15	0.75	48

$23.03	5.46%	$223,153	0.95%[4]	N/A		1.17%[4]	0.69%[4]	18%[5]
22.90	24.29	217,590	0.95	N/A		1.20	0.80	26
19.12	25.93	77,936	0.95	N/A		1.22	1.12	32
15.50	16.44	25,189	0.95	N/A		1.28	1.13	33
14.28	13.55	26,436	0.95	N/A		1.28	0.75	47
12.79	3.01	13,016	1.03	N/A		1.39	0.55	48

$17.00	(5.07)%	$42,613	1.10%[4]	N/A		1.37%[4]	0.99%[4]	37%[5]
20.42	17.46	46,008	1.36	N/A		1.42	0.35	75
19.06	33.71	40,754	1.54	N/A		1.54	0.41	72
14.32	16.33	37,367	1.70	N/A		1.70	(0.34)	84
12.31	5.67	33,238	1.67	N/A		1.72	(0.43)	85
11.65	10.54	32,394	1.69	N/A		1.77	(0.39)	94

$15.36	2.94%	$80,208	0.95%[4]	N/A		1.40%[4]	0.40%[4]	46%[5]
15.59	23.39	60,087	0.96	N/A		1.39	1.20	136
12.97	20.14	11,496	1.30	N/A		3.05	1.00	102
11.00	10.00 [5]	11,234	1.30 [4]	N/A		3.56 [4]	1.39 [4]	83 [5]

$10.41	1.07%	$150,899	2.78%[4]	1.98%[4]		2.80%[4]	(1.48%)[4]	53%[5]
10.30	3.00	37,403	3.88 [4]	2.00	[4]	4.89 [4]	(2.04)[4]	72 [5]

$10.39	0.97%	$10,695	3.03%[4]	2.23%[4]		3.05%[4]	(1.73%)[4]	53%[5]
10.29	4.36	2,841	4.12 [4]	2.25	[4]	4.44 [4]	(2.28)[4]	72 [5]

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2015	47

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series trust,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-two active investment portfolios, including Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”) (collectively “BP Funds”), and WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund” and, collectively with the BP Funds, the “Funds”). As of February 28, 2015, the BP Funds each offer two classes of shares, Institutional Class and Investor Class. As of February 28, 2015, Investor Class shares of the BP Global Equity Fund have not been issued. The WPG Small/Micro Cap Value Fund is a single class fund, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 82.373 billion shares are currently classified into one hundred and fifty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of February 28, 2015 is included in each Fund’s Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy. For the BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Equity Fund and BP Global Long/Short Fund, securities with an end of period value of $1,313,202, $17,997,389, $430,358 and $555,939, respectively, transferred from Level 1 into Level 2. This transfer occurred as a result of this security being valued utilizing the international fair value pricing at February 28, 2015. For the BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Equity Fund and BP Global Long/Short Fund, securities with an end of period value of $1,674,965, $16,055,088, $800,132 and $759,334, respectively, transferred from Level 2 into Level 1. These transfers occurred as a result of these securities no longer being valued utilizing the international fair value pricing at February 28, 2015.

Use of Estimates — The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial report purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

gain. The Funds’ investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Currency Risk — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of February 28, 2015, all of each Fund’s written options were exchange-traded options.

The BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP All-Cap Value Fund and the BP Global Long Short Fund had transactions in options written during the six month period ended February 28, 2015 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund		BP All-Cap Value Fund		BP Global Long/Short Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at August 31, 2014	355	$326,590	5,378	$3,161,737	2,123	$743,607	—	$—
Options written	1,316	1,016,312	31,403	15,811,183	93	546,687	173	91,153
Options closed	—	—	(13,265)	(6,405,796)	—	—	—	—
Options expired	(343)	(315,724)	(3,082)	(1,667,185)	(849)	(212,360)	—	—
Options exercised	(12)	(10,866)	(1,010)	(882,025)	(1,274)	(531,246)	(80)	(13,596)

Options outstanding at February 28, 2015	1,316	$1,016,312	19,424	$10,017,914	93	$546,688	93	$77,557

For the six month period ended February 28, 2015, the average volume of derivatives was as follows:

Fund	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
BP Long/Short Equity Fund	$1,319,318	$772,700
BP Long/Short Research Fund	—	6,184,677
BP All-Cap Value Fund	—	677,967
BP Global Long/Short Fund	—	30,385

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP Global Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

charges on a net basis as interest income or interest expense. For the six month period ended February 28, 2015, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the Global Long/Short Fund had net charges of $10,516,403, $5,956,588 and $92,718, respectively, on borrowed securities. Such amounts are included in prime broker interest expense on the statement of operations.

As of February 28, 2015, the BP Long/Short Equity Fund, BP Long/Short Research Fund and the BP Global Long/Short Fund had securities sold short valued at $650,700,782, $2,766,500,772 and $77,200,275, respectively, for which securities of $481,758,929, $2,567,394,065 and $77,807,768 and cash deposits of $652,334,257, $2,770,181,505, and $57,235,630, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP Global Long/Short Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

The BP Long/Short Equity Fund, the BP Long/Short Research Fund and BP Global Long/Short Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the six month period ended February 28, 2015:

BP Long/Short Equity Fund			BP Long/Short Research Fund			BP Global Long/Short Fund
Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate	Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate	Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate
143		CAD 4,681,852	1.43%	45	AUD 1,436,151	2.92%	131	AUD 471,407	2.93%
152		EUR 1,790,157	0.41%	106	CAD 2,411,181	1.28%	156	CAD 104,766	1.42%
154		USD 40,954,083	0.53%	34	DKK 23,392,690	0.44%	135	CHF 394,444	0.42%
				28	EUR 11,235,827	0.39%	179	DKK 665,779	0.48%
				47	GBP 2,580,039	0.90%	28	EUR 3,673,977	0.39%
				8	HKD 25,324,920	0.48%	177	GBP 537,821	0.87%
				39	JPY 1,519,358,849	0.51%	148	HKD 3,254,738	0.50%
				83	SEK 9,767,195	0.47%	156	JPY 88,808,439	0.52%
				157	USD 93,488,431	0.54%	30	NOK 269,780	1.67%
							152	NZD 241,388	3.93%
							180	SEK 1,581,574	0.61%
							104	SGD 161,703	0.58%
							181	THB 8,517,952	2.33%
As of February 28, 2015, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and BP Global Long/Short Fund, had borrowings of $55,092,375, $131,183,275 and $44,359, respectively. Such amounts are included in due to prime broker on the Statements of Assets and Liabilities. Interest expenses for the six month period ended February 28, 2015, totaled $118,946, $251,712 and $27,244, respectively.

Contracts for Difference — The BP Global Long/Short Fund and BP Long/Short Research Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Schedule of Investments. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of February 28, 2015, the BP Global Long/Short Fund held CFDs.

For the six month period ended February 28, 2015, the average volume of Contracts for Difference was as follows:

Fund	Notional Amount
BP Global Long/Short Fund	$501,146

2.	Investment Advisers and Other Services

Robeco Investment Management, Inc. (“Robeco”) provides investment advisory services to the BP Funds and the WPG Small/Micro Cap Value Fund. For its advisory services with respect to the BP Funds, Robeco is entitled to receive 1.00% of the BP Small Cap Value Fund II’s average daily net assets, 2.25% of the BP Long/Short Equity Fund’s average daily net assets, 1.25% of the BP Long/Short Research Fund’s average daily net assets, 0.80% of the BP All-Cap Value Fund’s average daily net assets, 0.90% of the BP Global Equity Fund’s average daily net assets and 1.50% of the BP Global Long/Short Fund’s average daily net assets, each accrued daily and payable monthly.

Robeco has contractually agreed to limit the BP Long/Short Equity Fund and BP All-Cap Value Fund’s total annual operating expenses (excluding certain items discussed below) to the extent that such expenses exceed the ratios in the table below. This limit is calculated daily based on the BP Long/Short Equity Fund and BP All-Cap Value Fund’s average daily net assets. These limitations are effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. These contractual limitations are in effect until at least January 26, 2016 and may not be terminated without approval of the Company’s Board of Directors. Robeco may not recoup any of its waived investment advisory fees with respect to these Funds. The contractual limitations of the BP Long/Short Equity Fund and BP All-Cap Value Fund are the following:

	Institutional	Investor
BP Long/Short Equity Fund	2.50%	2.75%
BP All-Cap Value Fund	0.70%	0.95%

For BP Small Cap Value Fund II, from September 1, 2013 through May 27, 2014, Robeco had contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.30% and 1.55%, of the average daily net assets attributable to the Funds’ Institutional Class shares and Investor Class shares, respectively. Effective May 28, 2014, Robeco has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.10% and 1.35%, of the average daily net assets attributable to the Funds’ Institutional Class shares and Investor Class shares, respectively. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors. If at any time during the three years from May 28, 2014 to May 28, 2017 in which the Fund’s advisory agreement with Robeco is in effect, the Fund’s total annual Fund operating expenses for that year are less than 1.10% for the Institutional Class and 1.35% for the Investor Class, Robeco is entitled to reimbursement by the Fund of the advisory fees foregone and other payments remitted by Robeco to the Fund during such three-year period.

For the BP Long/Short Research Fund and BP Global Long/Short Fund, Robeco has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.50% and 2.00%, respectively, of the average daily net assets attributable to the Funds’ Institutional Class shares and 1.75% and 2.25%, respectively, of the average daily net assets attributable to the Funds’ Investor Class. This contractual limitation is in effect until at least January 26, 2016 and may not be terminated without approval of the Company’s Board of Directors. If at any time during the first three years the Funds’ advisory agreement with Robeco is in effect, the Funds’ Total annual Fund operating expenses for that year are less than 1.50% for the

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Institutional Class and 1.75% for the Investor Class of the BP Long/Short Research Fund or 2.00% for the Institutional Class and 2.25% for the Investor Class of the BP Global Long/Short Fund, Robeco is entitled to reimbursement by the Funds of the advisory fees forgone and other payments remitted by Robeco to the Funds during such three-year period.

From September 1, 2013 through September 30, 2013, for the BP Global Equity Fund, Robeco had contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.30% of the average daily net assets attributable to the Fund’s Institutional Class shares and 1.55% of the average daily net assets attributable to the Fund’s Investor Class. Effective October 1, 2013, Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s total annual Fund operating expenses (excluding certain items discussed below) exceeds 0.95% of the average daily net assets attributable to the Fund’s Institutional Class shares and 1.20% of the average daily net assets attributable to the Fund’s Investor Class. This contractual limitation is in effect until at least January 26, 2016 and may not be terminated without approval of the Company’s Board of Directors.

If at any time during the first three years each Fund’s advisory agreement with Robeco is in effect, each Fund’s total annual Fund operating expenses for that year are less than 0.95% for the Institutional Class and 1.20% for the Investor Class, Robeco is entitled to reimbursement by each Fund of the advisory fees waived and other payments remitted by Robeco to each Fund during such three-year period.

For its advisory services with respect to the WPG Small/Micro Cap Value Fund, for the period September 1, 2013 through May 27, 2014, Robeco was entitled to receive advisory fees, accrued daily and paid monthly, as follows:

WPG Small/Micro Cap Value Fund	0.90% of net assets up to $300 million
0.80% of net assets $300 million to $500 million
0.75% of net assets in excess of $500 million

Effective May 28, 2014, Robeco is entitled to receive advisory fees, accrued daily and paid monthly, as follows:

WPG Small/Micro Cap Value Fund	0.80% of net assets up to $500 million
0.75% of net assets in excess of $500 million

From September 1, 2013 through May 27, 2014, Robeco had contractually agreed to limit the WPG Small/Micro Cap Value Fund’s total annual Fund operating expenses (excluding certain items discussed below) to 1.70%. Effective May 28, 2014, Robeco contractually agreed to limit the WPG Small/Micro Cap Value Fund’s total annual Fund operating expenses (excluding certain items discussed below) to 1.10%. The contractual limitation is in effect until at least December 31, 2016 and may not be terminated without approval of the Company’s Board of Directors. If at any time during the three years from May 28, 2014 to May 28, 2017 in which the Fund’s advisory agreement with Robeco is in effect, the Fund’s total annual Fund operating expenses for that year are less than 1.10%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

At February 28, 2015, the amount of potential recoupment by Robeco was as follows:

	Expiration August 31, 2015	Expiration August 31, 2016	Expiration August 31, 2017	Expiration August 31, 2018	Total
BP Small-Cap Value Fund II	$—	$—	$41,219	$95,942	$137,161
BP WPG Small/Micro Cap Value Fund	—	—	27,146	55,226	82,372
BP Global Equity Fund	133,820	202,243	217,404	146,217	699,684
BP Global Long/Short Fund	—	—	87,459	6,701	94,160

For the six-month period ended February 28, 2015, Robeco has waived and reimbursed fees as follows:

Funds	Investment Adviser Expense Waived	Investment Adviser Reimbursement
BP Small Cap Value Fund II	$95,942	$—
BP Long/Short Equity Fund	—	—
BP Long/Short Research Fund	—	—
BP All-Cap Value Fund	1,059,386	—
BP WPG Small/Micro Cap Value Fund	55,226	—
BP Global Equity Fund	146,217	—
BP Global Long/Short Fund	6,701	—

54	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Funds. For providing administration and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administrative services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Board of Directors of the Company has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class of each BP Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Foreside Funds Distributors LLC (the “Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class, all as set forth in the Plans.

3.	Directors/Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six-month period ended February 28, 2015 was $125,259. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Funds or the Company.

4.	Investment in Securities

For the six month period ended February 28, 2015, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

Fund	Purchases	Sales
BP Small Cap Value Fund II	$75,024,423	$19,796,402
BP Long/Short Equity Fund	302,726,958	377,192,552
BP Long/Short Research Fund	2,243,479,611	1,773,895,131
BP All-Cap Value Fund	185,473,938	166,529,153
WPG Small/Micro Cap Value Fund	14,806,604	17,236,326
BP Global Equity Fund	45,989,936	29,586,774
BP Global Long/Short Fund	157,296,551	46,593,731

5.	Capital Share Transactions

As of February 28, 2015, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class of the BP Long/Short Research Fund and the WPG Small/Micro Cap Value Fund, which have 500,000,000 shares and 50,000,000 shares, respectively, of $0.001 par value common stock authorized.

6.	Securities Lending

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Company’s Board of Directors, is invested in short-term investments. All such investments

SEMI-ANNUAL REPORT 2015	55

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Robeco to be of good standing and only when, in Robeco’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the six month period ended February 28, 2015, the Funds participated in securities lending. The market value of securities on loan and collateral as of February 28, 2015 and the income generated from the program during the six month period ended February 28, 2015 with respect to such loans were as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral	Income Received from Securities Lending
BP Small Cap Value Fund II	$7,363,665	$10,148,370	$125,592
BP Long/Short Equity Fund	23,348,070	29,918,254	96,399
BP All-Cap Value Fund	136,988	154,906	3,913
WPG Small/Micro Cap Value Fund	2,686,234	3,789,509	107,274

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of February 28, 2015:

				Gross Amount Net Offset in the Statement of Assets and Liabilities
Fund	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
BP Small Cap Value Fund II	$7,363,665	—	$7,363,665	—	$7,363,665	—
BP Long/Short Equity Fund	23,348,070	—	23,348,070	—	23,348,070	—
BP All-Cap Value Fund	136,988	—	136,988	—	136,988	—
WPG Small/Micro Cap Value Fund	2,686,234	—	2,686,234	—	2,686,234	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

7.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Robeco as applicable, based on policies and procedures established by the Company’s Board of Directors. Therefore, not all restricted securities are considered illiquid.

At February 28, 2015, the following Fund held restricted securities that were illiquid:

	Acquisition Date	Acquisition Cost	Shares/Par	Value	% of Net Assets
BP All-Cap Value Fund
Common Stocks:
Peoples Choice Financial Corp. 144A	12/21/04-01/23/06	$14,293	1,465	$0.00	0.0
Solar Cayman Ltd. 144A	03/24/10	—	19,375	0.00	0.0

		$14,293	20,840	$—	0.0%

8.	Redemption Fees

There is a 1.00% redemption fee on shares redeemed which have been held 60 days or less on BP Small Cap Value Fund II, BP Long/Short Research Fund, BP Global Equity Fund and BP Global Long/Short Fund. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Long/Short Equity Fund. The WPG Small/Micro

56	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Cap Value Fund has a 2.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

9.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2015, federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
BP Small Cap Value Fund II	$213,388,082	$74,958,074	$(8,834,418)	$66,123,656
BP Long/Short Equity Fund	696,760,591	156,748,120	(33,943,446)	122,804,674
BP Long/Short Research Fund	5,042,073,595	955,960,476	(91,674,666)	864,285,810
BP All-Cap Value Fund	768,632,398	240,295,333	(10,451,624)	229,843,709
WPG Small/Micro Cap Value Fund	35,829,641	8,880,017	(1,885,243)	6,994,774
BP Global Equity Fund	69,160,549	11,732,322	(2,840,985)	8,891,337
BP Global Long/Short Fund	146,076,136	9,767,847	(1,674,940)	8,092,907

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Qualified Late-year Loss Deferral	Other Temporary Differences
BP Small Cap Value Fund II	$517,650	$1,447,207	$—	$63,416,762	$—	$—
BP Long/Short Equity Fund	—	54,313,379	(843,234)	106,529,791	(17,692,302)	—
BP Long/Short Research Fund	—	34,894,577	—	516,767,966	(27,989,440)	—
BP All-Cap Value Fund	15,443,775	22,304,230	—	210,855,869	—	—
WPG Small/Micro Cap Value Fund	2,710,470	1,593,933	—	7,921,711	—	—
BP Global Equity Fund	1,899,488	1,065,409	—	5,793,235	—	—
BP Global Long/Short Fund	—	—	(161,107)	1,435,979	—	—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2014 were as follows:

	2014
Fund	Ordinary Income	Long-Term Gains	Total
BP Small Cap Value Fund II	$583,139	$—	$583,139
BP Long/Short Equity Fund	2,623,279	47,534,301	50,157,580
BP Long/Short Research Fund	—	10,836,209	10,836,209
BP All-Cap Value Fund	12,757,029	12,457,916	25,214,945
WPG Small/Micro Cap Value Fund	50,358	3,952,860	4,003,218
BP Global Equity Fund	1,079,874	423,661	1,503,535
BP Global Long/Short Fund	—	—	—

SEMI-ANNUAL REPORT 2015	57

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of August 31, 2014, the Funds had the following pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by U.S. Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Fund	August 31, 2016	August 31, 2017	August 31, 2018	Total
BP Long/Short Equity Fund	$843,234	$—	$—	$843,234

As of August 31, 2014, the BP Global Long/Short Fund had post-enactment capital loss carryforwards of $161,107, all of which are short-term losses and have an unlimited period of capital loss carryforward.

Due to limitations imposed by the Internal Revenue Code and the regulations thereunder, the capital losses from the BP Long/Short Equity Fund that were acquired in its reorganization with the WPG 130/30 Large Cap Core Fund on April 17, 2009, could not be fully used against its current year capital gains. The remaining loss of $843,234 is carried forward and $421,617 can be utilized annually against the BP Long/Short Equity Fund’s realized capital gains through August 31, 2016.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

58	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS

OTHER INFORMATION (unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

SEMI-ANNUAL REPORT 2015	59

BOSTON PARTNERS INVESTMENT FUNDS

PRIVACY NOTICE (unaudited)

FACTS	WHAT DO THE BOSTON PARTNERS INVESTMENT FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•          Social Security number

•          account balances

•          account transactions

•          transaction history

•          wire transfer instructions

•          checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Boston Partners Investment Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Boston Partners Investment Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (888) 261-4073 or go to www.boston-partners.com

60	SEMI-ANNUAL REPORT 2015

BOSTON PARTNERS INVESTMENT FUNDS

PRIVACY NOTICE (unaudited) (concluded)

What we do

How do the Boston Partners Investment Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Boston Partners Investment Funds collect my personal information?

We collect your personal information, for example, when you

•          open an account

•          provide account information

•          give us your contact information

•          make a wire transfer

•          tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•          sharing for affiliates’ everyday business purposes – information about your creditworthiness

•          affiliates from using your information to market to you

•          sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include: • Robeco Investment Management, Inc. • Robeco Securities, LLC
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•            The Boston Partners Investment Funds don’t share with nonaffiliates so they can market to you. The Boston Partners Investment Funds may share information with nonaffiliates that perform marketing services on our behalf.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

•            The Boston Partners Investment Funds may share your information with other financial institutions with whom we have joint marketing arrangements who may suggest additional fund services or other investment products which may be of interest to you.

SEMI-ANNUAL REPORT 2015	61

INVESTMENT ADVISER

Robeco Investment Management Inc.

909 Third Avenue, 32nd Floor

New York, NY 10022

ADMINISTRATOR

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

PRINCIPAL

UNDERWRITER

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

COUNSEL

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

S1 FUND

of THE RBB FUND, INC.

SEMI–ANNUAL REPORT

FEBRUARY 28, 2015

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

S1 FUND

PERFORMANCE DATA

(UNAUDITED)

TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2015
		Average Annual
	Six Months*	One Year	Three Year	Since Inception**
S1 Fund, I Shares	(7.11)%	(10.22)%	1.89%	1.19%
S&P 500® Index***	5.05%	13.18%	15.54%	14.91%
HFRX Equity Hedge Index***	1.66%	1.38%	5.06%	0.87%

*	Not annualized.

**	Inception date of the Fund is September 30, 2010.

***	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

Performance data quoted is past performance and reflects fee waivers that were in effect. Performance would have been less in their absence. The Fund liquidated on March 17, 2015. Call Simple Alternatives at 1 866-882-1226 for information about the Fund’s performance subsequent to the date of this report (February 28, 2015). The Fund’s total annual operating expense ratio, as stated in the current prospectus, is 4.69% and the Fund’s net operating expense ratio is 4.20%. Net operating expense includes interest and dividends on short sales and acquired fund fees.

The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

2

S1 FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2014 through February 28, 2015 and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	I SHARES
	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2014	ENDING ACCOUNT VALUE FEBRUARY 28, 2015	EXPENSES PAID DURING PERIOD
Actual*	$ 1,000.00	$ 928.90	$19.08
Hypothetical
(5% return before expenses)	1,000.00	1,005.01	19.84

*

Expenses equal to an annualized expense ratio for the six-month period ended February 28, 2015 of 3.99% for the I Shares of the Fund, which includes waived fees or reimbursed expenses (including dividend and interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent period (181) then divided by 365 days. The Fund’s ending account value on the first line in the table is based on the actual six-months total return for the I Shares of the Fund of (7.11)%. These amounts include dividends paid on securities which the Fund has sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 1.04% of the Fund’s average net assets attributable to I Shares for the most recent fiscal year.

3

S1 FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 28, 2015

(UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund.

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
U.S. TREASURY NOTE	1.0%	$102,648
FOREIGN GOVERNMENT NOTE	0.1	8,146
OTHER ASSETS IN EXCESS OF LIABILITIES	98.9	10,386,470

NET ASSETS	100.0%	$10,497,264

Portfolio holdings are subject to change at any time.

Please note that securities are classified according to the Bloomberg Sub-Industry Categories for diversification testing purposes. We believe this is the classification that best reflects the industry and risks associated with each position.

The accompanying notes are an integral part of the financial statements.

4

S1 FUND

PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 2015

(UNAUDITED)

	PAR (000’S)	VALUE
FOREIGN GOVERNMENT NOTE — 0.1%
Canadian Government Bond
3.000% 12/01/15	CAD 10	$8,146

TOTAL FOREIGN GOVERNMENT NOTE (Cost $10,037)		8,146

U.S. TREASURY NOTE — 1.0%
2.625% 04/30/16	$100	102,648

TOTAL U.S. TREASURY NOTE (Cost $100,758)		102,648

TOTAL INVESTMENTS — 1.1% (Cost $110,795)		110,794

OTHER ASSETS IN EXCESS OF
LIABILITIES — 98.9%		10,386,470

NET ASSETS — 100.0%		$10,497,264

CAD Canadian Dollar

The accompanying notes are an integral part of the financial statements.

5

S1 FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2015

(UNAUDITED)

ASSETS
Investments, at value (cost $110,795)	$110,794
Cash	11,168,795
Deposits held with prime broker for securities sold short and written options	27,998
Receivables for:
Investments sold	887
Dividends and interest	8,461

Total assets	11,316,935

LIABILITIES
Payables for:
Capital shares redeemed	736,041
Investment advisory fees	3,588
Dividends on securities sold short	3,596
Due to prime broker	1,985
Other accrued expenses and liabilities	74,461

Total liabilities	819,671

Net Assets	$10,497,264

NET ASSETS CONSIST OF
Capital stock, $0.001 par value	$1,172
Paid-in capital	11,990,459
Accumulated net investment loss	(2,478,197)
Accumulated net realized gain from investments, foreign currency transactions, securities sold short and written options	983,878
Net unrealized depreciation on investments and foreign currency translations	(48)

Net assets	$10,497,264

I SHARES
Net assets	$10,497,264

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,171,670

Net asset value, offering and redemption price per share	$8.96

The accompanying notes are an integral part of the financial statements.

6

S1 FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED

FEBRUARY 28, 2015

(UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,906)	$178,381
Interest	2,333

Total investment income	180,714

EXPENSES
Advisory fees (Note 2)	813,791
Dividend expense on securities sold short	177,913
Prime broker interest expense	130,312
Administration and accounting fees (Note 2)	107,765
Transfer agent fees (Note 2)	51,331
Custodian fees (Note 2)	32,626
Registration and filing fees	31,976
Printing and shareholder reporting fees	20,492
Directors’ and officers’ fees	10,145
Insurance fees	7,585
Legal fees	6,492
Audit fees	5,287
Other expenses	59

Total expenses before waivers and reimbursements	1,395,774
Less: waivers and reimbursements (Note 2)	(214,546)

Net expenses after waivers	1,181,228

Net investment loss	(1,000,514)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	6,023,791
Securities sold short	(2,261,010)
Foreign currency transactions	427,409
Written options	(192,104)
Net change in unrealized appreciation/(depreciation) on:
Investments	(11,117,010)
Securities sold short	2,510,458
Foreign currency translation	(83,412)
Written options	36,123

Net realized and unrealized gain/(loss) from investments	(4,655,755)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,656,269)

The accompanying notes are an integral part of the financial statements.

7

S1 FUND

STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,000,514)	$(2,873,760)
Net realized gain from investments, securities sold short, foreign currency transactions and written options.	3,998,086	6,376,336
Net change in unrealized appreciation/(depreciation) on investments,securities sold short, futures transactions, foreign currency translations, forward currency contracts and written options	(8,653,841)	4,331,076

Net increase/(decrease) in net assets resulting from operations	(5,656,269)	7,833,652

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains	(5,147,391)	(2,667,365)

Total dividends and distributions to shareholders	(5,147,391)	(2,667,365)

CAPITAL TRANSACTIONS:
I Shares
Proceeds from shares sold.	5,001,918	48,863,982
Proceeds from reinvestment of distributions.	4,941,996	2,611,352
Shares redeemed	(85,783,226)	(44,300,330)

Net increase/(decrease) in net assets from capital share transactions	(75,839,312)	7,175,004

Total increase/(decrease) in net assets	(86,642,972)	12,341,291

NET ASSETS
Beginning of period	97,140,236	84,798,945

End of period.	$10,497,264	$97,140,236

Accumulated net investment loss, end of period	$(2,478,197)	$(1,477,683)

SHARE TRANSACTIONS:
I Shares
Shares sold	478,785	4,469,573
Shares reinvested	549,722	239,354
Shares redeemed	(8,693,987)	(4,036,017)

Net increase/(decrease) in shares	(7,665,480)	672,910

The accompanying notes are an integral part of the financial statements.

8

S1 FUND

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED

FEBRUARY 28, 2015

(UNAUDITED)

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(5,656,269)

Adjustments to reconcile net increase in net assets to net cash used in operating activities:
Purchases of investments securities	(70,339,200)
Proceeds from disposition of long-term investments securities	151,340,994
Purchases to cover short sales	(81,474,635)
Proceeds from short sales	36,774,559
Net cost of purchased options	199,655
Proceeds from written options	774,380
Cost of closed and exercised options	(1,156,644)
Net amortization/(accretion) of premium/(discount)	359
Net realized gain on investments and investments sold short	(3,762,781)
Net change in unrealized appreciation on investments, investments sold short and written options	8,570,429
Decrease in deposits with brokers for securities sold short	43,934,421
Decrease in foreign currency deposits held with prime broker for securities sold short and written options	516,976
Decrease in dividend and interest receivable	31,701
Decrease in prepaid expenses and other assets	22,452
Decrease in foreign currency due to prime broker for securities sold short and written options	(7,133,350)
Decrease in dividends payable on securities sold short	(35,578)
Decrease in payable to investment advisor	(163,888)
Decrease in accrued expenses	(53,897)

Net cash used in operating activities	72,389,684

CASH FLOWS FROM FINANCING ACTIVITIES:
Decrease in due to prime broker payable	(13,865,246)
Net cost of fundshare activity	(79,950,391)
Distributions paid from realized capital gains	(205,395)

Net cash used by financing activities	(94,021,032)

Net decrease in cash and foreign currency	(21,631,348)

CASH:
Cash at beginning of the period	32,800,143

Cash at end of the period	$11,168,795

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense	$130,383

9

S1 FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	I SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2014	FOR THE YEAR ENDED AUGUST 31, 2013	FOR THE YEAR ENDED AUGUST 31, 2012	FOR THE PERIOD ENDED AUGUST 31, 2011(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.99		$10.39	$10.06	$9.96	$10.00

Net investment loss(2)	(0.17)		(0.36)	(0.29)	(0.32)	(0.29)
Net realized and unrealized gain/(loss) from investments	(0.61)		1.28	0.64	0.42	0.25	(3)

Net increase/(decrease) in net assets resulting from operations	(0.78)		0.92	0.35	0.10	(0.04)

Dividends and distributions to shareholders from:
Net realized gains	(1.25)		(0.32)	(0.02)	—	—

Total dividends and distributions to shareholders	(1.25)		(0.32)	(0.02)	—	—

Net asset value, end of period	$8.96		$10.99	$10.39	$10.06	$9.96

Total investment return(4)	(7.11	)%(5)	8.90%	3.52%	1.00%	(0.40	)%(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$10,497		$97,140	$84,799	$64,289	$51,234
Ratio of expenses to average net assets with waivers and reimbursements
(including dividend and interest expense)	3.99	%(6)	4.19%	4.43%	4.42%	4.06	%(6)
Ratio of expenses to average net assets with waivers and reimbursements
(excluding dividend and interest expense)	2.95	%(6)	2.95%	2.95%	2.95%	2.95	%(6)
Ratio of expenses to average net assets without waivers and reimbursements
(including dividend and interest expense)	4.71	%(6)	4.68%	4.81%	5.24%	6.39	%(6)
Ratio of net investment loss to average net assets	(3.38	)%(6)	(3.31)%	(2.76)%	(3.24)%	(3.16	)%(6)
Portfolio turnover rate	156.86	%(5)	328.09%	310.41%	249.27%	440.88	%(5)

(1)	The Fund commenced investment operations on September 30, 2010.
(2)	Calculated based on average shares outstanding for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

10

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-two active investment portfolios, including the S1 Fund (the “Fund”), which commenced investment operations on September 30, 2010. The Fund offers two classes of shares, I Shares and R Shares. As of February 28, 2015, Class R Shares have not been issued.

RBB has authorized capital of one hundred billion shares of common stock of which 82.373 billion shares are currently classified into one hundred and fifty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

On February 12, 2015, the Board of Directors of the Company approved a Plan of Liquidation and Termination (“Plan of Liquidation”) with respect to the Fund. Effective February 18, 2015, new account requests and exchanges into the Fund are no longer permissible, and all redemption fees are waived. Under the Plan of Liquidation, the effective date of liquidation and termination was on March 17, 2015 (the “Liquidation Date”). Consistent with the provisions of the Plan of Liquidation, the proportionate interests of shareholders in the assets of the Fund and their rights to receive liquidating distributions will be fixed on the basis of the shareholders of the Fund as of the close of business on the Liquidation Date.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

11

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities;
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s investments carried at fair value:

	TOTAL FAIR VALUE AT FEBRUARY 28, 2015	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Foreign Government Note	$8,146	$—	$8,146	$—
U.S. Treasury Note	102,648	—	102,648	—
Total Assets	$110,794	$—	$110,794	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2015, the Fund had no significant transfers between Levels 1, 2 and 3.

12

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following tables provide quantitative disclosures about amounts of gains and losses on the Fund’s derivative instruments as of February 28, 2015.

The following table lists the amounts of realized gains or losses included in net increase in net assets resulting from operations for the six months ended February 28, 2015, grouped by contract type and risk exposure.

DERIVATIVE TYPE	INCOME STATEMENT LOCATION	EQUITY CONTRACTS	TOTAL
	Realized Gain (Loss)
Purchased Options	Net realized gain (loss) from Investments	$(973,068)	$(973,068)
Written Options	Net realized gain (loss) from Written Options	(192,104)	(192,104)
Total Realized Gain (Loss)		$(1,165,172)	$(1,165,172)

The following table lists the amounts of change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the six months ended February 28, 2015, grouped by contract type and risk exposure.

DERIVATIVE TYPE	INCOME STATEMENT LOCATION	EQUITY CONTRACTS	TOTAL
	Change in appreciation (depreciation)
Purchased Options	Net change in unrealized appreciation (depreciation) on Investments	$305,666	$305,666
Written Options	Net change in unrealized appreciation (depreciation) on Written Options	36,123	36,123
Total change in appreciation (depreciation)		$341,789	$341,789

For the six months ended February 28, 2015, the Fund’s average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
$489,587	$152,836

USE OF ESTIMATES — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments

13

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

and/or as a realized gain. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CURRENCY RISK — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund holdings in foreign securities.

FOREIGN SECURITIES — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted

14

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

As of February 28, 2015, the Fund had no options written.

The Fund had transactions in options written during the six months ended February 28, 2015 as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at August 31, 2014	5,326	$382,264
Options written	8,830	774,380
Options closed	(9,485)	(939,554)
Options expired	(4,671)	(217,090)

Options outstanding at February 28, 2015	—	$—

SHORT SALES — When the investment adviser or a sub-adviser believes that a security is overvalued, the Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold

15

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. For the six months ended February 28, 2015, the Fund had net charges of $88,185 on borrowed securities. Such amounts are included in prime broker interest expense on the Statement of Operations.

As of February 28, 2015, the Fund had no securities sold short. In accordance with the Special Custody and Pledge Agreement with Goldman Sachs & Co. (“Goldman Sachs”) (the Fund’s prime broker), the Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

The Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the six months ended February 28, 2015:

DAYS UTILIZED	AVERAGE DAILY BORROWINGS		WEIGHTED AVERAGE INTEREST RATE
166	CAD	701,865	1.52%
6	CHF	1	0.00%
179	EUR	1,774,083	0.51%
175	GBP	1,351,510	0.98%
182	JPY	41,005	0.64%
1	MXN	1	0.00%
177	USD	8,020,963	0.63%

As of February 28, 2015, the Fund had borrowings of $1,985. Interest expense on cash borrowings for the six months ended February 28, 2015 totaled $42,127.

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. During the six months ended February 28, 2015, the Fund did not enter into any futures contracts.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts

16

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. During the six months ended February 28, 2015, the Fund did not enter into any forward contracts.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expense or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Simple Alternatives, LLC (“Simple Alternatives” or the “Adviser”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 2.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in a aggregate amount equal to the amount by which the total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes and any other items as agreed upon by the Company and the Adviser from time to time) exceed 2.95% of the average daily net assets of the Fund’s I Shares and 3.20% of the average daily net assets of the Fund’s R Shares, respectively. This contractual limitation is in effect until at least December 31, 2015 and may not be terminated prior to December 31, 2015 without approval by the Company’s Board of Directors. If at any time during the first three years the Fund’s Advisory Agreement with the Adviser is in effect, the Fund’s total annual Fund operating expenses for that year are less than 2.95% or 3.20%, as applicable, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund during such three-year period if such reimbursement by the Fund does not cause the Fund to exceed existing expense limitations. For the six months ended February 28, 2015, investment advisory fees accrued and waived were $813,791 and $214,546, respectively. As of February 28, 2015, the amount of potential recovery by the Adviser was as follows:

EXPIRATION
2015	2016	2017	2018
$472,047	$288,049	$425,749	$214,546

No recovery is expected due to the pending liquidation and termination of the Fund (Note 1).

Simple Alternatives has currently retained the services of Roaring Blue Lion Capital Management, LLC; Courage Capital Management, LLC; Garelick Capital Partners, L.P.; Maerisland Capital, LLC; Sonica Capital LLC; and Starwood Real Estate Securities, LLC as sub-advisers (each a “Sub-Adviser”) of the Fund. Pursuant to sub-advisory agreements between the Adviser and each Sub-Adviser, each Sub-Adviser manages the investment and reinvestment of the portion of the Fund’s portfolio allocated to it by the Adviser. The Fund is not required to invest with any minimum number of Sub-Advisers, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser. The Sub-Advisers are compensated by the Adviser and not by the Fund.

17

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONTINUED)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 28, 2015 was $4,715. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

4. INVESTMENT IN SECURITIES

For the six months ended February 28, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	PURCHASES	SALES
Investments in Non-U.S. Government Securities	$67,487,849	$145,557,425

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2015, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
$110,795	$1,886	$(1,887)	$(1)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

18

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2015

(UNAUDITED) (CONCLUDED)

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	UNREALIZED APPRECIATION	QUALIFIED LATE-YEAR LOSSES	OTHER TEMPORARY DIFFERENCES
$—	$4,053,329	$6,657,886	$(1,401,922)	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2014, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2014.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2014, the Fund had no capital loss carryforwards.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

As described in Note 1, the Board of Directors of the Company approved a Plan of Liquidation of the Fund, pursuant to which the Fund was liquidated on March 17, 2015.

19

S1 FUND

OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 882-1226 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

20

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser

Simple Alternatives, LLC

90 Grove Street

Suite 205

Ridgefield, CT 06877

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

The Schneider Funds

of the RBB Fund, Inc.

Schneider Small Cap Value Fund

Schneider Value Fund

SEMI-ANNUAL REPORT February 28, 2015 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

THE SCHNEIDER FUNDS

Semi-Annual Investment Adviser’s Report

February 28, 2015

(Unaudited)

Fellow Shareholder:

The semi-annual report for the Schneider Funds covers the six months ended February 28, 2015.

Investment Review

The U.S. economy is showing signs of moving out of the slow growth trajectory of the last five years. Meanwhile, the U.S. dollar has strengthened against all major currencies. Signs of economic growth are beginning to sprout in Europe, helped in part by the large quantitative easing program recently enacted by the European Central Bank (the “ECB”), while China, the former growth engine of the world, is experiencing an economic slowdown.

The Small Cap Value Fund returned -10.31% for the six-month period ended February 28, 2015 (see table on page 3). The Value Fund posted a -2.72% return during the same period (see table on page 4). Both of the funds trailed their respective indexes.

In what we believe is a fairly valued market, we are finding compelling investment opportunities with significant upside potential, and we maintain high expectations for our portfolio holdings as a whole.

After modest growth in 2014, the current housing season is showing signs of vibrancy. The mid-single digit price increases compared to last year appear to be holding. Trends are turning positive as an improving employment picture and better wage growth are helping millennials, the key demographic in the first-time home buyer market, leave their parent’s basement and strike out on their own. Low mortgage rates, and a slight easing of credit standards, are also supporting demand.

New single family home construction in 2015 is expected to be in the 750,000-800,000 unit range, well below the normal level of over 1 million units per year. As the economy continues to improve and demand strengthens, the housing industry can expect to see strong growth in new builds for several years as this gap is closed. Prospectively, continued improvement in the economy will buoy the housing market and builders should see strong revenue growth and operating leverage as construction activity expands and higher prices are more easily absorbed by the market.

The regional banks have, by and large, weathered the recent market challenges better than the bigger banks. While the regulators are requiring even greater levels of capital for the money center banks, regional and community banks face a less restrictive regulatory backdrop. In addition, the continuation of benign credit trends, lower charge-offs related to the housing crisis and improved loan growth have helped stabilize the regional banks. Loan growth is expanding across all geographic regions and economic sectors, with particular strength in the commercial and industrial category. Also, there is renewed interest for mergers and acquisitions which can be supportive of valuations. All banks continue to face net interest margin pressure, which is suppressing net income; however, when the pending Federal Reserve rate hike finally occurs, their net interest margins will begin to rise.

The energy industry has been overwhelmed by the short-term collapse in oil and natural gas prices, which has obscured oil’s positive long-term fundamental backdrop. While the large, integrated oil companies presently discount a much rosier commodity price outlook and have offered shell-shocked investors a bastion of safety amid the tumult, the dramatic decline in the price of oil and gas has decimated the domestic E&P (Exploration and Production) and oil services industries where we had a moderate exposure. Valuations for many of these companies have returned to levels not seen since 2009, in stark contrast to the rest of the market which has more than doubled since then.

With the energy industry and many of its companies trading at multi-year lows, our belief is that energy is as cheap as it has ever been. A reversal in sentiment in which investor focus has shifted from resource upside potential to balance sheet preservation has resulted in an extensive list of attractively valued companies. Even those companies with healthier balance sheets, seasoned management teams, desirable assets, and leading technology platforms have experienced sizeable reductions in their valuations. We have been selectively adding names to the Funds’ portfolio, focusing on those companies with staying power that appear to have been indiscriminately abandoned with little or no consideration for the quality of their assets and their ability to navigate challenging environments. This compression in value (both absolute and relative), we believe, creates tremendous opportunities for those investors who have a longer-term investment horizon.

Outlook

The U.S. economy has operated at a higher growth rate in the last few quarters than the first five years of the recovery as evidenced by a healthier employment picture and estimates of 2.7% real GDP growth for 2015. Small businesses, that are responsible for the majority of the hiring and economic activity, continue to heal after lagging their larger brethren. Domestically-focused small businesses may have an advantage versus their multi-national competitors, which must address the effects of a surging U.S. dollar on their foreign earnings and operations.

The impact of a strong dollar is materially affecting some industries: for example, the U.S. steel industry is under tremendous pressure as exports decline and the competition from less expensive imports draws buyer attention. Conversely, imported Japanese auto

1

THE SCHNEIDER FUNDS

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2015

(Unaudited)

lines are enjoying increased interest from U.S. consumers as imports become more affordable. When the U.S. Federal Reserve begins to raise rates later this year, (as we expect) demand for the dollar could increase and with it the potential to further exacerbate the strength of the currency.

While long-term U.S. interest rates are at very low levels, the interest rates in other major economies are even lower. The spread between the U.S. 10-Year Treasury bond and the German 10-year Bund is at a 25 year high, partly due to the ECB’s quantitative easing program. In addition to the benefits of low rates, the strong dollar and lower oil prices are helping Europe crawl out of its recent anemic economic growth pattern. Numerous emerging markets are in a more conventional easing mode as well. This should help their economic growth, although China may not benefit due to its structural problems.

After growing over 1 million barrels per day in 2014, U.S. oil production is in the process of plateauing. U.S. E&P companies, which are among the world’s low cost producers, also have the shortest investment cycles and have begun to significantly rein in capital expenditure budgets. With the domestic oil rig count having been cut in half and the gas rig count at its lowest level since at least 1987, the pace of U.S. production growth will slow and could begin to sequentially decline. In addition, lower prices will eventually begin to affect global production as the inherent lags in the drilling and completion process pass with time, further limiting supply and paving the way for a rebound in commodity prices.

Arnold C. Schneider III, CFA

Portfolio Manager

Schneider Capital Management

2

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Performance Data

February 28, 2015 (Unaudited)

Total Returns for the Periods Ended February 28, 2015
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Since Inception**
Schneider Small Cap Value	-10.31%	-13.69%	8.35%	3.73%	13.52%
Russell 2000® Value Index	2.31%	3.96%	13.97%	7.13%	9.94%
* Not Annualized ** Inception date 9/2/98

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management Company, the Fund’s investment adviser, has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2015, to the extent that total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.15%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.52% and 1.15%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than one year are subject to a 1.75% redemption fee.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

3

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Performance Data

February 28, 2015 (Unaudited)

Total Returns for the Periods Ended February 28, 2015
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Since Inception**
Schneider Value	-2.72%	2.30%	8.94%	2.67%	8.75%
Russell 1000® Value Index	3.48%	13.48%	15.51%	7.21%	10.28%
* Not Annualized ** Inception date 9/30/02

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management Company, the Fund’s investment adviser, has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2015, to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 0.90%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.50% and 0.90%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than 90 days are subject to a 1.00% redemption fee.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

4

THE SCHNEIDER FUNDS

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six months from September 1, 2014 through February 28, 2015, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Schneider Small Cap Value Fund
	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*
Actual	$1,000.00	$896.90	$5.41
Hypothetical (5% return before expenses)	1,000.00	1,019.09	5.76

	Schneider Value Fund
	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*
Actual	$1,000.00	$972.80	$4.40
Hypothetical (5% return before expenses)	1,000.00	1,020.33	4.51

*	Expenses are equal to an annualized six-month expense ratio of 1.15% for the Schneider Small Cap Value Fund and 0.90% for the Schneider Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return for each Fund of -10.31% for the Schneider Small Cap Value Fund and -2.72% for the Schneider Value Fund.

5

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio Holdings Summary Table

February 28, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Savings & Loans	12.8%	$5,329,608
Oil & Gas	12.6	5,237,751
Commercial Services	9.7	4,044,483
Telecommunications	8.8	3,688,585
Real Estate Investment Trusts	5.3	2,191,841
Home Builders	5.2	2,185,253
Industrial	5.0	2,065,237
Coal	4.5	1,888,522
Insurance	4.4	1,846,722
Banks	3.7	1,554,811
Healthcare — Services	3.2	1,329,150
Electronics	2.7	1,123,019
Semiconductors	2.7	1,117,998
Retail	2.4	992,620
Mining	1.9	796,343
Machinery — Diversified	1.8	752,871
Miscellaneous Manufacturing	1.6	674,573
Internet	1.3	552,286
Healthcare — Products	1.2	516,091
Metals Fabricating	0.5	211,087
Real Estate	0.4	162,363
Software	0.3	129,404
Auto Parts & Equipment	0.2	70,376
Securities Lending Collateral	7.2	2,998,346
Corporate Bonds	1.4	582,188
Exchange Traded Fund	0.9	376,002
Liabilities In Excess Of Other Assets	(1.7)	(718,819)

NET ASSETS	100.0%	$41,698,711

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio Holdings Summary Table

February 28, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Banks	27.7%	$8,166,968
Insurance	14.9	4,398,581
Oil & Gas	14.0	4,129,771
Home Builders	8.5	2,513,498
Lodging	6.7	1,983,597
Leisure Time	4.5	1,332,237
Coal	4.0	1,168,597
Real Estate	2.0	593,602
Office Products	1.9	563,605
Aircraft	1.7	511,959
Commercial Services	1.7	503,923
IT Services	1.3	397,251
Real Estate Investment Trusts	1.2	345,558
Aerospace & Defense	0.3	95,790
Electric	0.3	83,427
Electronics	0.1	30,097
Securities Lending Collateral	3.2	948,569
Exchange Traded Fund	1.7	506,389
Assets In Excess Of Other Liabilities	4.3	1,259,417

NET ASSETS	100.0%	$29,532,836

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

February 28, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — 92.2%
Auto Parts & Equipment — 0.2%
Commercial Vehicle Group, Inc. *	12,282	$70,376

Banks — 3.7%
Bancorp, Inc. (The) *	42,529	397,221
Bank of the Ozarks, Inc.		12
Dundee Corp., Class A *	6,205	59,568
First Horizon National Corp.	51,345	733,720
First United Corp. *	100	904
MainSource Financial Group, Inc.	19,422	363,386

		1,554,811

Coal — 4.5%
Arch Coal, Inc. * (a)	319,054	417,961
Peabody Energy Corp. (a)	186,147	1,470,561

		1,888,522

Commercial Services — 9.7%
Aegean Marine Petroleum Network, Inc.	163,423	2,395,781
Ardmore Shipping Corp.	67,064	708,867
Baltic Trading, Ltd. (a)	59,095	105,780
Hudson Global Inc. *	151,418	414,885
Stolt-Nielsen, Ltd.	25,707	419,170

		4,044,483

Electronics — 2.7%
Kemet Corp. *	198,216	905,847
Pulse Electronics Corp. *	42,964	49,409
Viasystems Group, Inc. *	9,581	167,763

		1,123,019

Healthcare - Products — 1.2%
Orthofix International NV *	15,914	516,091

Healthcare - Services — 3.2%
Five Star Quality Care, Inc. *	365,151	1,329,150

Home Builders — 5.2%
Taylor Morrison Home Corp., Class A *	113,343	2,185,253

Industrial — 5.0%
FreightCar America, Inc.	65,982	2,065,237

Insurance — 4.4%
Assured Guaranty, Ltd.	19,510	517,405
Stewart Information Services Corp.	35,326	1,329,317

		1,846,722

Internet — 1.3%
ModusLink Global Solutions, Inc. *	147,670	552,286

Machinery - Diversified — 1.8%
Intevac, Inc. *	109,748	752,871

	Shares	Value
Metals Fabricating — 0.5%
AM Castle & Co. * (a)	65,555	$211,087

Mining — 1.9%
Alumina Ltd. SP ADR	59,167	334,885
Thompson Creek Metals Co., Inc. *	176,372	280,431
Ur-Energy, Inc. *	205,712	181,027

		796,343

Miscellaneous Manufacturing — 1.6%
Orbotech, Ltd. *	41,925	674,573

Oil & Gas — 12.6%
MRC Global, Inc. *	63,760	820,591
Swift Energy Co. * (a)	205,547	643,362
Willbros Group, Inc. *	276,621	1,753,777
WPX Energy, Inc. *	187,386	2,020,021

		5,237,751

Real Estate — 0.4%
Forest City Enterprises, Inc., Class A *	2,344	59,186
Forestar Group, Inc. *	7,175	103,177

		162,363

Real Estate Investment Trusts — 5.3%
Parkway Properties, Inc.	26,191	461,224
Piedmont Office Realty Trust, Inc.	8,727	159,966
Redwood Trust, Inc. (a)	15,430	295,022
Rexford Industrial Realty, Inc.	49,211	789,344
Sunstone Hotel Investors, Inc.	27,867	486,285

		2,191,841

Retail — 2.4%
Office Depot, Inc. *	105,936	992,620

Savings & Loans — 12.8%
First Niagara Financial Group, Inc.	80,021	708,986
Flagstar Bancorp, Inc. *	173,642	2,568,165
HomeStreet, Inc. *	96,844	1,675,401
Pulaski Financial Corp.	31,343	377,056

		5,329,608

Semiconductors — 2.7%
Alpha & Omega Semiconductor, Ltd. *	15,464	137,166
Axcelis Technologies, Inc. *	250,663	701,856
SunEdison Semiconductor Ltd. *	11,595	278,976

		1,117,998

Software — 0.3%
Take-Two Interactive Software, Inc. *	4,885	129,404

Telecommunications — 8.8%
Aviat Networks, Inc. *	1,329,879	1,688,946
Comverse, Inc. *	43,850	786,669

The accompanying notes are an integral part of the financial statements.

8

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (Concluded)

February 28, 2015

(Unaudited)

	Shares	Value
Telecommunications — (Continued)
UTStarcom Holdings Corp. * (a)	421,170	$1,212,970

		3,688,585

TOTAL COMMON STOCKS (Cost $36,686,668)		38,460,994

	Par (000)
CORPORATE BONDS — 1.4%
LandAmerica Financial Group, Inc. CONV ‡ 3.25%, 05/15/34	$33	8,068
RAIT Financial Trust CONV 7.00%, 04/01/31	463	574,120

TOTAL CORPORATE BONDS (Cost $463,000)		582,188

	Shares
EXCHANGE TRADED FUND — 0.9%
Finance — 0.9%
iShares Russell 2000 Value Index Fund	3,691	376,002

TOTAL EXCHANGE TRADED FUND (Cost $371,102)		376,002

	Shares	Value
SECURITIES LENDING COLLATERAL — 7.2%
BlackRock Liquidity TempFund, Institutional Shares	2,998,346	$2,998,346

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,998,346)		2,998,346

TOTAL INVESTMENTS — 101.7% (Cost $40,519,116)		42,417,530

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(718,819)

NET ASSETS — 100.0%		$41,698,711

*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2015, the market value of securities on loan was $2,818,839.
‡	Holding in default resolution. Value has been determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors to be the estimated value of the future payouts under the default resolution. As of February 28, 2015, this holding amounted to $8,068 or 0.0% of net assets and is deemed illiquid by the portfolio manager pursuant to the Fund’s policies and procedures.
CONV	Convertible
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

9

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

February 28, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — 90.8%
Aerospace & Defense — 0.3%
Boeing Co. (The)	635	$95,790

Aircraft — 1.7%
Bombardier, Inc., Class B *	250,000	511,959

Banks — 27.7%
Barclays PLC, SP ADR	31,301	496,434
Citigroup, Inc.	31,664	1,659,827
First Niagara Financial Group, Inc.	66,020	584,937
JPMorgan Chase & Co.	19,800	1,213,344
Regions Financial Corp.	58,065	558,005
State Street Corp.	18,533	1,379,782
SunTrust Banks, Inc.	55,479	2,274,639

		8,166,968

Coal — 4.0%
Arch Coal, Inc. *	123,455	161,726
Peabody Energy Corp. (a)	127,452	1,006,871

		1,168,597

Commercial Services — 1.7%
Aegean Marine Petroleum Network, Inc.	34,374	503,923

Electric — 0.3%
FirstEnergy Corp.	2,385	83,427

Electronics — 0.1%
Avnet, Inc.	657	30,097

Home Builders — 8.5%
Lennar Corp., Class A	16,865	846,792
Taylor Morrison Home Corp., Class A *	10,960	211,309
Toll Brothers, Inc. *	37,990	1,455,397

		2,513,498

Insurance — 14.9%
Allstate Corp., (The)	7,686	542,632
American International Group, Inc.	13,733	759,847
Assured Guaranty, Ltd.	29,993	795,414
First American Financial Corp.	13,766	482,223
Genworth Financial, Inc., Class A *	19,220	148,955
Hartford Financial Services Group, Inc.	29,356	1,202,422
Voya Financial, Inc.	10,570	467,088

		4,398,581

IT Services — 1.3%
Symantec Corp.	15,789	397,251

Leisure Time — 4.5%
Carnival Corp.	30,285	1,332,237

	Shares	Value
Lodging — 6.7%
Marriott International, Inc., Class A	23,870	$1,983,597

Office Products — 1.9%
Office Depot, Inc. *	60,150	563,605

Oil & Gas — 14.0%
Chesapeake Energy Corp.	63,143	1,053,225
Devon Energy Corp.	1,662	102,363
SM Energy Co.	6,291	305,239
Weatherford International PLC. *	122,124	1,549,754
WPX Energy, Inc. *	103,821	1,119,190

		4,129,771

Real Estate — 2.0%
Forest City Enterprises, Inc., Class A *	23,509	593,602

Real Estate Investment Trusts — 1.2%
NorthStar Realty Finance Corp.	14,142	271,809
Paramount Group, Inc.	4,019	73,749

		345,558

TOTAL COMMON STOCKS (Cost $20,265,182)		26,818,461

EXCHANGE TRADED FUND — 1.7%
Finance — 1.7%
iShares Russell 1000 Value Index Fund	4,820	506,389

TOTAL EXCHANGE TRADED FUND (Cost $497,556)		506,389

SECURITIES LENDING COLLATERAL — 3.2%
BlackRock Liquidity TempFund, Institutional Shares	948,569	948,569

TOTAL SECURITIES LENDING COLLATERAL (Cost $948,569)		948,569

TOTAL INVESTMENTS — 95.7% (Cost $21,711,307)		28,273,419

ASSETS IN EXCESS OF OTHER LIABILITIES — 4.3%		1,259,417

NET ASSETS — 100.0%		$29,532,836

*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2015, market value of securities on loan was $966,929.
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

10

THE SCHNEIDER FUNDS

Statements of Assets & Liabilities

February 28, 2015

(Unaudited)

	Schneider Small Cap Value Fund	Schneider Value Fund

ASSETS
Investments, at value †^	$42,417,530	$28,273,419
Cash and cash equivalents	2,104,602	1,974,721
Receivables
Investments sold	564,422	218,756
Dividends and interest	21,428	35,069
Prepaid expenses and other assets	4,729	12,332

Total assets	45,112,711	30,514,297

LIABILITIES
Payables
Securities lending collateral	2,998,346	948,569
Investments purchased	326,787	—
Capital shares redeemed	31,343	—
Advisory fees	14,914	3,397
Other accrued expenses and liabilities	42,610	29,495

Total liabilities	3,414,000	981,461

Net Assets	$41,698,711	$29,532,836

NET ASSETS CONSIST OF
Par value	$3,134	$1,525
Paid-in capital	42,907,790	148,763,927
Undistributed/accumulated net investment income/(loss)	(42,250)	14,282
Accumulated net realized loss from investments	(3,068,377)	(125,809,010)
Net unrealized appreciation on investments	1,898,414	6,562,112

Net Assets	$41,698,711	$29,532,836

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,133,927	1,525,023

Net asset value, offering and redemption price per share	$13.31	$19.37

† Investment in securities, at cost	$40,519,116	$21,711,307

^ Includes market value of securities on loan	$2,818,839	$966,929

The accompanying notes are an integral part of the financial statements.

11

THE SCHNEIDER FUNDS

Statements of Operations

For the Six Months Ended February 28, 2015

(Unaudited)

	Schneider Small Cap Value Fund	Schneider Value Fund

Investment Income
Dividends †	$191,973	$184,570
Securities Lending Income	25,391	3,006
Interest	18,509	115

Total investment income	235,873	187,691

Expenses
Advisory fees	235,595	105,371
Administration and accounting fees	60,967	57,301
Transfer agent fees	26,860	22,482
Professional fees	17,130	14,217
Registration and filing fees	14,746	10,586
Printing and shareholder reporting fees	14,077	1,845
Directors’ and officers’ fees	11,949	11,728
Custodian fees	11,021	11,413
Other expenses	3,895	1,867

Total expenses before waivers and reimbursements	396,240	236,810
Less: waivers and reimbursements	(125,305)	(101,333)

Net expenses after waivers and reimbursements	270,935	135,477

Net investment income/(loss)	(35,062)	52,214

Net realized and unrealized gain/(loss) from investments Net realized gain/(loss) from:
Investments	1,618,357	1,676,442
Net change in unrealized depreciation on:
Investments	(7,742,562)	(2,588,105)

Net realized and unrealized loss on investments	(6,124,205)	(911,663)

Net decrease in net assets resulting from operations	$(6,159,267)	$(859,449)

† Net of foreign withholding taxes of	$(579)	$(965)

The accompanying notes are an integral part of the financial statements.

12

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Statement of Changes in Net Assets

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Year Ended August 31, 2014
Increase/(decrease) in net assets from operations:
Net investment loss	$(35,062)	$(299,985)
Net realized gain from investments	1,618,357	13,970,629
Net change in unrealized depreciation from investments	(7,742,562)	(5,113,247)

Net increase/(decrease) in net assets resulting from operations	(6,159,267)	8,557,397

Dividends and distributions to shareholders from:
Net realized capital gains	(12,288,232)	(10,779,654)

Net decrease in net assets from dividends and distributions to shareholders	(12,288,232)	(10,779,654)

Capital transactions:
Proceeds from shares sold	534,194	734,685
Reinvestment of distributions	10,101,137	9,110,476
Redemption fees *	521	14,213
Shares redeemed	(11,729,700)	(16,953,169)

Net decrease in net assets from capital share transactions	(1,093,848)	(7,093,795)

Total decrease in net assets	(19,541,347)	(9,316,052)

Net assets:
Beginning of period	61,240,058	70,556,110

End of period	$41,698,711	$61,240,058

Accumulated net investment loss, end of period	$(42,250)	$(7,188)

Share transactions:
Shares sold	39,019	35,697
Shares reinvested	783,641	466,248
Shares redeemed	(726,072)	(813,574)

Net increase/(decrease) in shares outstanding	96,588	(311,629)

*	There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

13

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Statement of Changes in Net Assets

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Year Ended August 31, 2014
Increase/(decrease) in net assets from operations:
Net investment income	$52,214	$96,249
Net realized gain from investments	1,676,442	4,990,523
Net change in unrealized appreciation/(depreciation) from investments	(2,588,105)	2,227,340

Net increase/(decrease) in net assets resulting from operations	(859,449)	7,314,112

Dividends and distributions to shareholders from:
Net investment income	(134,181)	(132,641)

Net decrease in net assets from dividends and distributions to shareholders	(134,181)	(132,641)

Capital transactions:
Proceeds from shares sold	142,402	165,688
Reinvestment of distributions	130,012	126,471
Shares redeemed	(5,501,601)	(5,590,418)

Net decrease in net assets from capital share transactions	(5,229,187)	(5,298,259)

Total increase/(decrease) in net assets	(6,222,817)	1,883,212

Net assets:
Beginning of period	35,755,653	33,872,441

End of period	$29,532,836	$35,755,653

Undistributed net investment income, end of period	$14,282	$96,249

Share transactions:
Shares sold	7,447	9,187
Shares reinvested	6,793	6,957
Shares redeemed	(280,968)	(300,652)

Net decrease in shares outstanding	(266,728)	(284,508)

*	There is a 1.00% redemption fee on shares redeemed which have been held less than one year in the Schneider Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

14

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Financial Highlights

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2015 (Unaudited)		For the Years Ended August 31,
			2014		2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$20.16		$21.07		$16.09	$13.70	$13.19	$12.34

Net investment income/(loss)	(0.01	)(1)	(0.09	)(1)	0.08 (1)	(0.11)	(0.06)	(0.11)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(2.22)		2.63		4.90	2.49	0.56	1.01

Net increase/(decrease) in net assets resulting from operations	(2.23)		2.54		4.98	2.38	0.50	0.90

Dividends and distributions to shareholders from:
Net investment income	—		—		—	—	—	(0.07)
Net realized gains	(4.62)		(3.45)		—	—	—	—

Total dividends and distributions to shareholders	(4.62)		(3.45)		—	—	—	(0.07)

Redemption fees	—	(2)	—	(2)	— (2)	0.01	0.01	0.02

Net asset value, end of period	$13.31		$20.16		$21.07	$16.09	$13.70	$13.19

Total investment return(3)	(10.31	)%(4)	12.59%		30.95%	17.45%	3.87%	7.48%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$41,699		$61,240		$70,556	$62,691	$69,698	$73,243
Ratio of expenses to average net assets(5)	1.15	%(6)	1.15%		1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.68	%(6)	1.52%		1.50%	1.52%	1.40%	1.43%
Ratio of net investment income/(loss) to average net assets(5)	(0.15	)%(6)	(0.44)%		0.38%	(0.64)%	(0.33)%	(0.65)%
Portfolio turnover rate	43.07	%(4)	72.33%		63.87%	67.85%	59.18%	83.39%

(1)	Calculated based on average shares outstanding for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not annualized.
(5)	Reflects waivers and reimbursements.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Financial Highlights

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2015 (Unaudited)		For the Years Ended August 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$19.96		$16.31	$12.77	$12.50	$11.72	$12.14

Net investment income	0.03	(1)	0.05 (1)	0.10	0.10	0.07	0.08
Net realized and unrealized gain/(loss) from investments and foreign currency transactions	(0.53)		3.67	3.58	0.23	0.80	(0.23)

Net increase/(decrease) in net assets resulting from operations	(0.50)		3.72	3.68	0.33	0.87	(0.15)

Dividends and distributions to shareholders from:
Net investment income	(0.09)		(0.07)	(0.14)	(0.06)	(0.09)	(0.27)

Total dividends and distributions to shareholders	(0.09)		(0.07)	(0.14)	(0.06)	(0.09)	(0.27)

Redemption fees	—		—	— (2)	— (2)	— (2)	— (2)

Net asset value, end of period	$19.37		$19.96	$16.31	$12.77	$12.50	$11.72

Total investment return(3)	(2.72	)%(4)	22.83%	29.08%	2.67%	7.35%	(1.30)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$29,533		$35,756	$33,872	$43,719	$67,940	$98,953
Ratio of expenses to average net assets(5)	0.90	%(6)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.58	%(6)	1.50%	1.55%	1.28%	1.07%	1.03%
Ratio of net investment income to average net assets(5)	0.35	%(6)	0.27%	0.39%	0.63%	0.31%	0.52%
Portfolio turnover rate	32.89	%(4)	44.34%	53.08%	55.87%	67.80%	79.30%

(1)	Calculated based on average shares outstanding for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not annualized.
(5)	Reflects waivers and reimbursements.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

16

THE SCHNEIDER FUNDS

Notes to Financial Statements

February 28, 2015

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-two active investment portfolios, including the Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a “Fund,” collectively the “Funds”), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers Institutional Class shares.

RBB has authorized capital of one hundred billion shares of common stock of which 82.373 billion shares are currently classified into one hundred and fifty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENT — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

The following summary of the inputs used, as of February 28, 2015, in valuing the Funds’ investments carried at fair value:

Small Cap Value Fund

	Total Value as of February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$38,460,994	$38,460,994	$—	$—
Corporate Bonds	582,188	—	574,120	8,068
Exchange Traded Fund	376,002	376,002	—	—
Securities Lending Collateral	2,998,346	2,998,346	—	—

Total	$42,417,530	$41,835,342	$574,120	$8,068

Value Fund

	Total Value as of February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$26,818,461	$26,818,461	$—	$—
Exchange Traded Fund	506,389	506,389	—	—
Securities Lending Collateral	948,569	948,569	—	—

Total	$28,273,419	$28,273,419	$—	$—

* Please refer to the Portfolio of Investments for further details on portfolio holdings.

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents

18

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2015, there were no transfers between Levels 1, 2 and 3 for the Small Cap Value Fund and the Value Fund.

USE OF ESTIMATES — The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

FOREIGN CURRENCY TRANSLATION — Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in

19

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Schneider Capital Management Company (“SCM” or the “Adviser”) serves as each Fund’s investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Small Cap Value Fund’s average daily net assets and 0.70% of the Value Fund’s average daily net assets, computed daily and payable monthly.

SCM has contractually agreed to waive its advisory fees and/or reimburse expenses to the extent that total annual operating expenses (excluding certain items discussed below) of the Small Cap Value Fund and the Value Fund exceed 1.15% and 0.90%, respectively. In determining SCM’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual operating expenses to exceed 1.15% and 0.90% respectively: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2015 and may not be terminated without the approval of the Company’s Board of Directors.

For the six months ended February 28, 2015, advisory fees and waivers of advisory fees were as follows:

	Gross Advisory Fees	Waivers	Net Advisory Fees
Small Cap Value Fund	$235,595	$(125,305)	$110,290
Value Fund	105,371	(101,333)	4,038
The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Funds. For providing administration and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum monthly and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

3.	Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six months ended February 28, 2015 was $8,586. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Funds or the Company.

20

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

4.	Investment in Securities

For the six months ended February 28, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases	Sales
Small Cap Value Fund	$19,518,746	$31,125,749
Value Fund	9,338,868	13,983,200

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2015, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Small Cap Value Fund	$40,519,116	$8,511,930	$(6,613,516)	$1,898,414
Value Fund	21,711,307	8,480,538	(1,918,426)	6,562,112

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforwards	Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation	Qualified Late-Year Losses
Small Cap Value Fund	$—	$536,527	$11,043,473	$5,655,286	$—
Value Fund	(123,392,204)	96,249	—	5,296,721	(239,752)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2014 and 2013 was as follows:

		Ordinary Income	Long-Term Gains	Total
Small Cap Value Fund	2014	$3,741,955	$7,037,699	$10,779,654
	2013	—	—	—
Value Fund	2014	132,641	—	132,641
	2013	339,819	—	339,819

21

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of August 31, 2014, the Funds had the following pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	August 31, 2016	August 31, 2017	August 31, 2018	August 31, 2019	Total
Small Cap Value Fund	$—	$—	$—	$—	$—
Value Fund	2,338,216	75,945,572	42,948,995	2,159,421	123,392,204

As of August 31, 2014, the Funds did not have any post-enactment capital loss carryforwards.

6.	Securities Lending

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and collateral as of February 28, 2015 and the income received for the six months ended February 28, 2015 were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral	Income Received from Securities Lending
Small Cap Value Fund	$2,818,839	$2,998,346	$25,391
Value Fund	966,929	948,569	3,006

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net

22

THE SCHNEIDER FUNDS

Notes to Financial Statements (Concluded)

February 28, 2015

(Unaudited)

payment due to or from the Funds. The following table is a summary of each Fund’s open securities lending transactions which are subject to a MSLA as of February 28, 2015:

Securities Lending	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities
				Financial Instruments[1]	Cash Collateral Received	Net Amount
Small Cap Value Fund	$2,818,839	$—	$2,818,839	$(2,818,839)	$—	$—
Value Fund	966,929	—	966,929	(966,929)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and have determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

23

THE SCHNEIDER FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 520-3277 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

24

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Schneider Capital Management

460 E. Swedesford Road

Suite 1080

Wayne, PA 19087

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

SCH-SAR15

SCOTIA DYNAMIC U.S. GROWTH FUND

of

The RBB Fund, Inc.

Class I Shares

SEMI-ANNUAL REPORT

(Unaudited)

February 28, 2015

This report is submitted for the general information of the shareholders of the Fund.

It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

SCOTIA DYNAMIC U.S. GROWTH FUND

Semi-Annual Investment Adviser’s Report

February 28, 2015

(Unaudited)

February 28, 2015

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the Scotia Dynamic U.S. Growth Fund (“Fund”). In this report, you will find important financial information about the Fund for the six-month period ended February 28, 2015.

During the six-month period ended February 28, 2015, the Fund’s broad based benchmark, the Russell 1000 Growth Index (“the Index”), returned 8.46% while the Fund earned a return of 9.60%. The Fund outperformed the Index primarily as a result of individual security selection within the information technology sector and security selection as well as an overweight position in the healthcare sector; healthcare was also the top performer for the Index. Not having exposure to the energy sector during the period was also a notable positive for relative Fund performance as the benchmark’s energy holdings posted a large negative return. At the security level, the primary contributors to performance included network security company Palo Alto Networks, data analytics software company Tableau Software, and biopharmaceutical company Pharmacyclics. At period end, the Fund remained primarily invested in the information technology, consumer discretionary and healthcare sectors, with these three sectors comprising over 85% of the Fund. As of February 28, 2015, the Fund held 22 individual stocks. As a result of the portfolio’s concentration, each individual security within the portfolio has a much more meaningful impact on the Fund’s performance than any individual security within the Index.

On a macro level, we reached the end of QE Infinity, a quantitative easing program of the Federal Reserve, in October 2014. Many viewed this period as the artificial suppression of interest rates, but we viewed it as the artificial suppression of volatility. Since the fall of last year, volatility returned to the markets with a vengeance which has made a lot of investors nervous but this volatility has created opportunities for the Fund.

We employ a disciplined, repeatable, and proven investment process that focuses on a bottom-up stock selection approach to generate excess returns. Our investment process begins by screening a universe of more than 5,000 publicly listed companies to seek out those with high revenue growth, high earnings growth, and the ability to become significantly larger companies. Sector weights in our Fund are derived strictly from this bottom-up stock selection process. Looking at the returns of our Fund over the years, the overwhelming majority has been driven by stock selection. Stock selection is what we do best and what we focus on; it seems to have become a lost art in the industry, possibly related to the concept of risk on - risk off. We believe that concept is just about coming to its end, and we are excited about the opportunities ahead.

Thank you for your investment and confidence in the Fund. We appreciate the opportunity you have given us to assist you in meeting your investment goals. We are grateful for the trust placed in us.

Sincerely,

Noah Blackstein, CFA

Vice President & Portfolio Manager

Scotia Institutional Asset Management U.S., Ltd.

Current and future portfolio holdings are subject to change and risk.

1

SCOTIA DYNAMIC U.S. GROWTH FUND

Performance Data

February 28, 2015

(Unaudited)

		Total Returns For the Periods Ended February 28, 2015
		Average Annual
	Six		Three		Since
	Months*	One Year	Years	Five Years	Inception
Scotia Dynamic U.S. Growth Fund - Class I Shares**	9.60%	4.46%	15.31%	22.56%	25.87%
Russell 1000® Growth Index***	8.46%	16.24%	18.06%	17.21%	9.23%

*	Not annualized.

**

The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the “Predecessor Fund”), at which time the Predecessor Fund was reorganized into the Scotia Dynamic U.S. Growth Fund (the “Fund”), a newly created series of The RBB Fund, Inc. The fiscal year end of the Predecessor Fund was September 30. The performance shown for periods prior to March 21, 2014 represents the performance for the Predecessor Fund. While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009.

***	Benchmark performance is from inception date of the Predecessor Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-888-572-0968.

The Fund applies a 2.00% redemption fee to the value of shares redeemed or exchanged within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The performance data quoted reflects fee waivers in effect and would have been less in their absence.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2014, are 1.13% and 0.84%, respectively, of average daily net assets for Class I Shares. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2015 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) do not exceed 0.84% (on an annual basis) of Class I’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2015, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination.

The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

From time to time the Fund may focus its investments in one or more specific economic sectors and may be subject to greater risk from downturns affecting a specific sector.

The value of the Fund’s investments in equity securities may fluctuate drastically from day-to-day causing price volatility.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The index assumes the reinvestment of all dividends. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

2

SCOTIA DYNAMIC U.S. GROWTH FUND

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2014 through February 28, 2015 and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Class I Shares
	Beginning Account Value	Ending Account Value	Expenses Paid
	September 1, 2014	February 28, 2015	During Period*
Actual	$1,000.00	$1,096.00	$4.37
Hypothetical (5% return before expenses)	1,000.00	1,020.63	4.21

*

Expenses are equal to the Fund’s annualized six month expense ratio of 0.84% for Class I Shares, which includes waived fees and reimbursed expenses, multiplied by the average account value over the period multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half-year period. The Fund’s ending account value on the first line in the table is based on the actual six month total investment return for the Fund as of February 28, 2015 of 9.60% for Class I Shares.

3

SCOTIA DYNAMIC U.S. GROWTH FUND

Portfolio Holdings Summary Table

February 28, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund.

	% of Net
Security Type/Sector Classification	Assets	Value
COMMON STOCKS:
Information Technology	37.0%	$22,231,868
Consumer Discretionary	30.7	18,472,585
Health Care	19.4	11,637,059
Consumer Staples	5.3	3,175,200
Other Assets in Excess of Liabilities	7.6	4,554,381

NET ASSETS	100.0%	$60,071,093

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

SCOTIA DYNAMIC U.S. GROWTH FUND

Portfolio of Investments

February 28, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKSΔ - 92.4%
Consumer Discretionary — 30.7%
Amazon.com, Inc.*	4,600	$1,748,736
Expedia, Inc.	12,900	1,183,575
lululemon athletica, Inc.*	36,400	2,491,216
Netflix, Inc.*	2,600	1,234,766
O’Reilly Automotive, Inc.*	10,100	2,102,113
Tractor Supply Co.	20,700	1,824,084
Ulta Salon Cosmetics & Fragrance, Inc.*	21,600	3,040,416
Under Armour, Inc., Class A*	42,900	3,303,729
Zoe’s Kitchen, Inc.*	45,000	1,543,950

		18,472,585

Consumer Staples — 5.3%
Monster Beverage Corp.*	22,500	3,175,200

		3,175,200

Health Care — 19.4%
Biogen Idec, Inc.*	5,900	2,416,581
Celgene Corp.*	20,300	2,467,059
Illumina, Inc.*	15,900	3,107,814
Medivation, Inc.*	22,800	2,679,684
Veeva Systems, Inc., Class A*	31,290	965,921

		11,637,059

	Number
	of Shares	Value
Information Technology — 37.0%
Facebook, Inc., Class A*	36,600	$2,890,302
LinkedIn Corp., Class A*	7,200	1,923,840
Palo Alto Networks, Inc.*	21,200	3,015,064
Qualys, Inc.*	1,900	87,457
Salesforce.Com, Inc.*	51,700	3,586,946
ServiceNow, Inc.*	52,100	3,973,146
Skyworks Solutions, Inc.	24,700	2,167,425
Tableau Software, Inc., Class A*	48,800	4,587,688

		22,231,868

TOTAL COMMON STOCKS (Cost $47,789,857)		55,516,712

TOTAL INVESTMENTS - 92.4% (Cost $47,789,857)		55,516,712

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.6%		4,554,381

NET ASSETS - 100.0%		$60,071,093

Δ	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

5

SCOTIA DYNAMIC U.S. GROWTH FUND

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

ASSETS
Investments, at value (Cost $47,789,857)	$55,516,712
Cash	1,251,281
Receivables for:
Investments sold	7,629,584
Capital shares sold	61,978
Dividends	5,992
Prepaid expenses	18,656

Total assets	64,484,203

LIABILITIES
Payables for:
Investments purchased	4,197,210
Capital shares redeemed	126,457
Distribution to shareholders	2,686
Advisory fees	11,601
Administration and accounting services fees	21,254
Other accrued expenses and liabilities	53,902

Total liabilities	4,413,110

Net Assets	$60,071,093

NET ASSETS CONSISTS OF
Par value	$2,160
Paid-in capital	51,349,416
Accumulated net investment loss	(231,942)
Accumulated net realized gain from investments	1,224,604
Net unrealized appreciation on investments.	7,726,855

Net Assets	$60,071,093

CLASS I SHARES:
Net Assets applicable to Class I Shares	$60,071,093

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,159,971

Net asset value, offering price per share	$27.81

The accompanying notes are an integral part of the financial statements.

6

SCOTIA DYNAMIC U.S. GROWTH FUND

Statements of Operations

For the Six Months Ended February 28, 2015

(Unaudited)

INVESTMENT INCOME
Dividends	$9,871
Interest	59

Total investment income	9,930

EXPENSES
Advisory fees (Note 2)	187,162
Administration and accounting services fees (Note 2)	44,197
Shareholder servicing fees	28,794
Registration and filing fees	16,262
Transfer agent fees (Note 2)	15,543
Legal fees	13,750
Audit fees	13,294
Printing and shareholder reporting fees	12,622
Custodian fees (Note 2)	10,460
Directors’ and officers’ fees	2,674
Insurance expense	1,271
Other expenses	6,335

Total expenses before waivers and reimbursements	352,364
Less: waivers and reimbursements (Note 2)	(110,492)

Net expenses after waivers and reimbursements	241,872

Net investment loss	(231,942)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from:
Investments	2,498,397
Net change in unrealized appreciation on:
Investments	2,963,587

Net realized and unrealized gain from investments	5,461,984

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,230,042

The accompanying notes are an integral part of the financial statements.

7

SCOTIA DYNAMIC U.S. GROWTH FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the	For the
	February 28, 2015	Eleven Months Ended	Year Ended
	(Unaudited)	August 31, 2014*	September 30, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(231,942)	$(487,645)	$(307,756)
Net realized gain from investments	2,498,397	6,742,166	6,250,314
Net change in unrealized appreciation/ (depreciation) on investments	2,963,587	(5,023,483)	2,137,548

Net increase in net assets resulting from operations	5,230,042	1,231,038	8,080,106

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Class I Shares
Net realized gains	(4,595,816)	(5,671,518)	—

Net decrease in net assets from dividends and distributions to shareholders	(4,595,816)	(5,671,518)	—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares sold	5,118,534	55,361,805	28,465,703
Reinvestment of distributions	4,441,210	5,501,369	—
Shares redeemed	(10,047,327)	(52,236,586)	(39,815,730)

Net increase/(decrease) in net assets from capital share transactions	(487,583)	8,626,588	(11,350,027)
Redemption fees**	950	—	—

Total increase/(decrease) in net assets	147,593	4,186,108	(3,269,921)

NET ASSETS
Beginning of period	59,923,500	55,737,392	59,007,313

End of period	$60,071,093	$59,923,500	$55,737,392

Accumulated net investment loss, end of period	$(231,942)	$—	$—

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Shares sold	185,671	1,975,436	1,273,440
Shares reinvested	182,241	210,700	—
Shares redeemed	(375,950)	(2,048,881)	(1,871,114)

Net increase/(decrease) in shares	(8,038)	137,255	(597,674)

*	The Fund changed its fiscal year end to August 31.
**

Prior to February 1, 2012, shares of the Fund redeemed within 90 days of purchase were charged a 2.00% redemption fee. From February 1, 2012 until July 14, 2014, no redemption fee was imposed. Effective July 14, 2014, the Fund applies a 2.00% redemption fee to the value of shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of the financial statements.

8

SCOTIA DYNAMIC U.S. GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the representative periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2015 (Unaudited)		For the Eleven Months Ended August 31, 2014(1)(2)		For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(3)
Per Share Operating Performance
Net asset value, beginning of period	$27.64		$27.45		$22.45	$18.83	$16.36	$12.32	$10.00

Net investment loss(4)	(0.11)		(0.20)		(0.14)	(0.16)	(0.16)	(0.13)	(0.05)
Net realized and unrealized gain from investments	2.46		2.96		5.14	4.21	2.82	5.80	2.37

Net increase in net assets resulting from operations	2.35		2.76		5.00	4.05	2.66	5.67	2.32

Dividends and distributions to shareholders from:
Net investment income	—		—		—	—	—	(0.23)	—
Net realized gains	(2.18)		(2.57)		—	(0.50)	(0.24)	(1.40)	—

Total dividends and distributions to shareholders	(2.18)		(2.57)		—	(0.50)	(0.24)	(1.63)	—

Redemption fees added to paid-in capital(4)	—	(5)	—		—	0.07	0.05	— (5)	—

Net asset value, end of period	$27.81		$27.64		$27.45	$22.45	$18.83	$16.36	$12.32

Total investment return(6)	9.60	%(7)	10.62	%(7)	22.27%	22.31%	16.54%	49.82%	23.20	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,071		$59,924		$55,737	$59,007	$53,332	$10,319	$616
Ratio of expenses to average net assets with waivers and reimbursements	0.84	%(8)	0.84	%(8)	0.86%	0.95%	0.95%	0.95%	0.95	%(8)
Ratio of expenses to average net assets without waivers and reimbursements	1.22	%(8)	1.13	%(8)	1.13%	1.25%	1.32%	6.14%	30.21	%(8)
Ratio of net investment loss to average net assets	(0.81	)%(8)	(0.80	)%(8)	(0.63)%	(0.75)%	(0.80)%	(0.90)%	(0.83	)%(8)
Portfolio turnover rate	119.46	%(7)	276.74	%(7)	345.12%	323.54%	358.15%	244.38%	205.10	%(7)

(1)	The Fund changed its fiscal year end to August 31.

The accompanying notes are an integral part of the financial statements.

9

SCOTIA DYNAMIC U.S. GROWTH FUND

Financial Highlights (Continued)

(2)

Effective as of the close of business on March 21, 2014, the Fund acquired all the assets and liabilities of the Dynamic U.S. Growth Fund (“Predecessor Fund”), a series of Scotia Institutional Funds. The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(3)	The Fund commenced investment operations on March 31, 2009.
(4)	The selected per share data was calculated based on average shares outstanding method for the period. (5) Amount represent less than $0.005 per share.
(6)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(7)	Not annualized.
(8)	Annualized.

The accompanying notes are an integral part of the financial statements.

10

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements

February 28, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and, a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-two active investment portfolios, including the Scotia Dynamic U.S. Growth Fund (the “Fund”). The Fund is authorized to issue three classes of shares, Institutional Shares, Class I Shares and Class II Shares. As of February 28, 2015, Institutional Shares and Class II shares were not yet being offered to the public.

RBB has authorized capital of one hundred billion shares of common stock of which 82.373 billion shares are currently classified into one hundred and fifty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Fund has issued shares with a par value of $0.001.

The Dynamic U.S. Growth Fund (the “Predecessor Fund”), a series of Scotia Institutional Funds, transferred all of its assets and liabilities to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred at the close of business on March 21, 2014. The Predecessor Fund commenced operations on March 31, 2009. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to the close of business on March 21, 2014 included herein is that of the Predecessor Fund. See Note 7 for additional information on the Reorganization.

At the date of the reorganization, the Fund changed its fiscal year end to August 31.

Portfolio Valuation – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

11

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three Levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at February 28, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$55,516,712	$55,516,712	$ —	$ —

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

12

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s policy is to allocate investment income, expenses and unrealized and realized gains and losses among classes on a daily basis, when applicable. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Redemption Fees — On May 13, 2014, the Board of Directors of the Company approved the imposition of a redemption fee of 2.00% on redemptions and exchanges of Fund shares held less than 60 days effective on July 14, 2014. The fees will be reflected on the Statements of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fee or any waivers of such fee at any time.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

13

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

2. Investment Adviser and Other Services

Scotia Institutional Asset Management US, Ltd. (“SIAM” or the “Adviser”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive an advisory fee calculated daily and payable monthly at an annual rate 0.65% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive advisory fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for Institutional Shares, 0.84% for Class I Shares and 0.99% for Class II Shares (Institutional Shares and Class II Shares have not commenced operations as of February 28, 2015) until December 31, 2015. Prior to such date, this contractual agreement may only be terminated by the Fund’s Board of Directors. The expenses that are excluded from the waiver could cause the net total annual fund operating expenses to exceed 0.74%, 0.84% or 0.99%, as applicable. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

As of February 28, 2015, the amount of the Adviser’s potential recovery was as follows:

Expiration
August 31, 2017	August 31, 2018
$109,821	$110,492

For the six months ended February 28, 2015, the Adviser earned fees of $187,162 and waived fees of $110,492. For the period March 24, 2014 through August 31, 2014, the Adviser earned fees of $186,594 and waived fees of $109,821. For the period from October 1, 2013 through March 21, 2014, SII US earned advisory fees of $209,443 and waived fees of $64,486. SII US is no longer eligible to recover any amounts previously waived or reimbursed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

14

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

3. Shareholder Servicing Plan

The Fund has adopted Shareholder Services Plans for the Class I and Class II Shares. Under the Shareholder Services Plans, the Fund may pay service fees to firms that provide shareholder services, such as responding to shareholder inquiries and assisting shareholders with their accounts, not exceeding ten basis points (0.10%) and twenty-five basis points (0.25%), respectively, of the Fund’s average daily net assets attributable to Class I Shares and Class II Shares.

4. Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Fund for the six months ended February 28, 2015 was $4,504. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

5. Investment in Securities

For the six months ended February 28, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$68,524,643	$79,141,669

6. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2015, the federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$47,789,857

Gross unrealized appreciation	$7,772,772
Gross unrealized depreciation	(45,917)

Net unrealized appreciation	$7,726,855

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

15

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Financial Statements (Concluded)

February 28, 2015

(Unaudited)

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Net Unrealized Appreciation
$1,974,975	$2,620,839	$3,489,477

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the eleven month period ended August 31, 2014, fiscal year ended September 30, 2013 and fiscal year ended September 30, 2012 were as follows:

	Ordinary	Long-Term
	Income	Gains
2014	$3,859,576	$1,811,942
2013	$—	$—
2012	$1,229,248	$—

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2014, the Fund did not have any capital loss carryforwards.

7. Reorganization

At a Special Meeting of Shareholders held on March 14, 2014, shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization pursuant to which the assets and identified liabilities of the Predecessor Fund were transferred to the Fund in exchange for Class I shares of the Fund. The closing of the Reorganization, which was a tax-free transaction, took place at the close of business on March 21, 2014.

Predecessor Fund (Series of Scotia Institutional Funds)	Acquiring Fund (Series of RBB Funds)	Net Assets	Shares Outstanding
Dynamic U.S. Growth Fund	Scotia Dynamic U.S. Growth
Class I	Fund Class I	$93,463,746	3,403,112

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

SCOTIA DYNAMIC U.S. GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 572-0968 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

17

Investment Adviser

Scotia Institutional Asset Management U.S., Ltd.

1 Adelaide St. E., Ste. 2800,

Toronto, ON M5C 2V9

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Legal Counsel

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

SCO-SAR15

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

of

The RBB Fund, Inc.

Class I Shares

SEMI-ANNUAL REPORT

February 28, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Fund.

It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Semi-Annual Investment Adviser’s Report

February 28, 2015

(Unaudited)

Dear Shareholder:

We appreciate the confidence you have placed in us and are continually grateful to work with you. It enables all of us at Summit Global Investments to do what we love and enjoy everyday; managing equities. At Summit we believe that investors are ultimately rewarded when risk is prudently managed. Our strategy utilizes time-tested investment principles and seeks to be fully invested in the equity market while providing a smoother ride than other investment strategies.

We firmly believe that investing with a long-term, risk-return perspective is key to experiencing superior risk-adjusted returns. While staying the course with a low volatility portfolio doesn’t eliminate risk, it can considerably lessen the effect of the market gyrations.

Summit’s investment approach to portfolio construction takes into consideration a multitude of factors that ultimately help drive the price of equities. We sincerely value and believe strongly that return and risk must coincide and be effectively managed together. Investing in cap-weighted indexes, higher risk strategies, or products or markets just for exposure without regard to the investment’s return seems unwarranted.

Investing for return must always be weighed against the risk of the investments. As such, we continually look to be efficient and effective in providing shareholders with superior risk-adjusted equity returns.

Since our last letter to shareholders dated August 31, 2014, U.S. equities continued to experience overall gains. Volatility spiked in October and the market experienced a small inter-month correction, but recovered by month end. The price of oil fell from $90 per barrel to under $50 per barrel as the global economy slowed and oil sands brought increased supply. Though stocks in the energy sector were punished, consumers enjoyed lower gas prices and increased discretionary spending.

For the six month period from September 1, 2014 through February 28, 2015, the total return for the Fund was 8.47% vs. 6.12% (including dividends) for the S&P 500® Index (the “Index”), outperforming the Index by 2.35%. Risk-adjusted1, the Index rose 4.28%, thus the Fund outperformed the Index by 4.19% on a risk-adjusted basis during the period. The beta2 for the Fund, as of February 28, 2015, was 0.70.

For the calendar year 2014, the total return was 14.94% vs. 13.68% for the Index, outperforming the Index by 1.26%. Risk-adjusted1, the Index rose 9.58%, thus the Fund outperformed the Index by 5.36% on a risk-adjusted basis. The beta2 for the Fund, as of December 31, 2014, was 0.70.

The Fund benefited from its over-allocation to Healthcare and Utilities, and its under-allocation to Energy. Poor stock selection within Healthcare detracted from performance, while good stock selection within Energy helped performance.

We continue to reiterate that large market events are being driven more and more by world events than ever before. U.S. markets do not stand alone, isolated from the world. U.S. companies are global companies. Their revenue and profits, business plans and investments, and ultimately success or failure is more correlated to global events than ever in history. As such, companies must be as strong or stronger, balance sheet wise, than the country in which they are headquartered. We must keep an eye on such events and company strength throughout the coming months and years.

In addition to global and political events, companies are unique in how each prepares, responds and survives the impact of such macro events and economic cycles. While some cycles may vary in length and events differ in impact, we believe, for U.S. equity exposure, the Fund’s approach is effective over full market cycles.

Our philosophy to navigate such markets is simple and consistent throughout up and down markets. We believe that being invested in a low volatility equity portfolio over full market cycles provides lower price fluctuations, more consistent and reliable returns with smaller drawdowns, and adds increased diversification when combined with other investment strategies. Our approach takes into account each underlying company’s stock volatility, expected market return and how it correlates with other stocks within the portfolio, ultimately seeking to maximize return with an overall lower risk than a cap-weighted benchmark. As stated in the prospectus, the Fund seeks to outperform the S&P 500® Index over a full market cycle while reducing overall volatility.

1

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2015

(Unaudited)

Financial markets are always unpredictable, but there are several time-tested investment principles that may help put the odds in your favor. It is our sincere effort to follow such principles and provide acceptable long-term, risk-adjusted returns.

While we remain optimistic about the opportunities within the U.S. equity market, we remain focused on monitoring the risk of individual companies and the overall portfolio. During these times of continued uncertainty we believe the Fund will provide access to market returns with less overall risk.

Sincerely,

Summit Global Investments, LLC

1A more comparable risk benchmark using 70% of the S&P 500 return and 30% cash.

2Beta attempts to measure relative market risk. A beta rating above 1.0 indicates greater volatility than the market. A beta rating below 1.0 indicates lower volatility than the market.

2

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Performance Data

February 28, 2015

(Unaudited)

Total Returns For the Periods Ended February 28, 2015
		Average Annual
			Three	Since
	Six Months*	One Year	Years	Inception

Summit Global Investments U.S. Low Volatility Equity Fund - Class I Shares **	8.47%	16.81%	15.53%	15.53%
S&P 500® Index (excluding dividends)***	5.05%	13.18%	15.52%	15.52%

*	Not annualized.

**	The Fund commenced operations on February 29, 2012.

***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund applies a 1.50% redemption fee to the value of shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2014, are 1.35% and 0.98%, respectively, of average daily net assets for Class I Shares. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2015 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) do not exceed 0.98% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2015, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination.

The Fund invests in common stock, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

3

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2014 through February 28, 2015 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class I Shares
	Beginning Account Value	Ending Account Value	Expenses Paid
	September 1, 2014	February 28, 2015	During Period*
Actual	$1,000.00	$1,084.70	$5.07
Hypothetical (5% return before expenses)	1,000.00	1,019.93	4.91

*

Expenses are equal to the Fund’s annualized six month expense ratio of 0.98% for Class I Shares, which includes waived fees and reimbursed expenses, multiplied by the average account value over the period multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half-year period. The Fund’s ending account values on the first line in the table is based on the actual six month total investment return for the Fund of 8.47% for Class I Shares.

4

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Portfolio Holdings Summary Table

February 28, 2015

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund.

	% of Net
Security Type/Sector Classification	Assets	Value
COMMON STOCKS:
Pharmaceuticals	13.6%	$9,474,494
Electric	10.0	6,975,742
Retail	9.1	6,349,954
Computers	7.9	5,524,217
Food	7.7	5,373,793
Real Estate Investment Trusts	6.4	4,470,093
Telecommunications	5.4	3,775,519
Healthcare-Services	5.4	3,748,426
Oil & Gas	4.0	2,813,024
Software	3.5	2,469,327
Banks	3.1	2,150,369
Insurance	3.0	2,113,576
Household Products/Wares	2.9	2,006,326
Environmental Control	2.5	1,771,398
Healthcare-Products	2.1	1,486,120
Semiconductors	2.0	1,424,097
Media	1.5	1,056,349
Housewares	1.5	1,028,219
Commercial Services	1.4	986,859
Transportation	1.1	796,885
Electronics	1.1	774,912
Cosmetics/Personal Care	1.0	720,146
Office/Business Equipment	0.5	363,769
Internet	0.5	344,428
Miscellaneous Manufacturing	0.4	270,036
Airlines	0.2	102,911
Pipelines	0.1	64,733
Machinery-Construction & Mining	0.1	43,937
Other Assets in Excess of Liabilities	2.0	1,403,921

NET ASSETS	100.0%	$69,883,580

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

February 28, 2015

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS - 98.0%
Airlines — 0.2%
Southwest Airlines Co.	2,380	$102,911

		102,911

Banks — 3.1%
Northern Trust Corp.	1,050	73,321
US Bancorp.	38,540	1,719,269
Wells Fargo & Co.	6,530	357,779

		2,150,369

Commercial Services — 1.4%
Cintas Corp.	3,640	303,867
Total System Services, Inc.	16,050	613,110
Western Union Co., (The)	3,580	69,882

		986,859

Computers — 7.9%
Accenture PLC, Class A	4,480	403,334
Apple, Inc.	12,770	1,640,434
EMC Corp.	51,440	1,488,674
Hewlett-Packard Co.	46,120	1,606,821
NetApp, Inc.	9,960	384,954

		5,524,217

Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	1,610	114,020
Procter & Gamble Co., (The)	7,120	606,126

		720,146

Electric — 10.0%
AES Corp.	23,040	298,829
CMS Energy Corp.	4,550	159,841
DTE Energy Co.	1,770	145,193
Duke Energy Corp.	10,140	796,497
Edison International	23,270	1,495,097
Exelon Corp.	13,240	449,101
FirstEnergy Corp.	1,760	61,565
NRG Energy, Inc.	7,510	180,090
PG&E Corp.	1,300	69,849
PPL Corp.	23,640	806,124
SCANA Corp.	2,990	170,280
Southern Co. (The)	3,630	166,218
TECO Energy, Inc.	41,860	821,712
Wisconsin Energy Corp.	15,970	814,151
Xcel Energy, Inc.	15,340	541,195

		6,975,742

Electronics — 1.1%
Garmin Ltd.	1,050	52,112
Thermo Fisher Scientific, Inc.	5,560	722,800

		774,912

Environmental Control — 2.5%
Republic Services, Inc.	25,260	1,033,639
Stericycle, Inc.*	4,570	616,813

	Number
	of Shares	Value

Environmental Control — (Continued)
Waste Management, Inc.	2,220	$120,946

		1,771,398

Food — 7.7%
ConAgra Foods, Inc.	35,080	1,227,098
General Mills, Inc.	7,900	424,941
Hershey Co., (The)	1,740	180,577
Hormel Foods Corp.	19,080	1,116,371
Kellogg Co.	13,800	889,824
McCormick & Co., Inc.	3,920	295,490
Sysco Corp.	31,790	1,239,492

		5,373,793

Healthcare-Products — 2.1%
Baxter International, Inc.	8,090	559,423
DENTSPLY International, Inc.	1,240	65,732
Medtronic, PLC	2,750	213,373
Patterson Cos., Inc.	11,540	577,865
Varian Medical Systems, Inc.*	750	69,727

		1,486,120

Healthcare-Services — 5.4%
Aetna, Inc.	17,070	1,699,318
Anthem, Inc.	1,300	190,385
Cigna Corp.	670	81,492
Quest Diagnostics, Inc.	6,400	448,896
UnitedHealth Group, Inc.	11,690	1,328,335

		3,748,426

Household Products/Wares — 2.9%
Clorox Co., (The)	16,570	1,800,165
Kimberly-Clark Corp.	1,880	206,161

		2,006,326

Housewares — 1.5%
Newell Rubbermaid, Inc.	26,170	1,028,219

		1,028,219

Insurance — 3.0%
Berkshire Hathaway, Inc., Class B*	6,990	1,030,396
Cincinnati Financial Corp.	13,000	685,880
Principal Financial Group, Inc.	6,280	321,348
Progressive Corp., (The)	2,850	75,952

		2,113,576

Internet — 0.5%
VeriSign, Inc.*	5,380	344,428

		344,428

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	530	43,937

		43,937

The accompanying notes are an integral part of the financial statements.

6

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

February 28, 2015

(Unaudited)

	Number
	of Shares	Value

Media — 1.5%
Scripps Networks Interactive, Inc.	1,050	$75,915
Walt Disney Co., (The)	9,420	980,434

		1,056,349

Miscellaneous Manufacturing — 0.4%
General Electric Co.	10,390	270,036

		270,036

Office/Business Equipment — 0.5%
Pitney Bowes, Inc.	15,700	363,769

		363,769

Oil & Gas — 4.0%
Chevron Corp.	7,330	781,964
ConocoPhillips	11,520	751,104
Exxon Mobil Corp.	12,340	1,092,584
Marathon Petroleum Corp.	620	65,100
Occidental Petroleum Corp.	1,570	122,272

		2,813,024

Pharmaceuticals — 13.6%
Actavis PLC*	1,050	305,928
Eli Lilly & Co.	22,680	1,591,456
Express Scripts Holding Co.*	12,560	1,064,962
Johnson & Johnson	13,190	1,352,107
Merck & Co., Inc.	28,070	1,643,218
Pfizer, Inc.	54,770	1,879,706
Zoetis, Inc.	35,520	1,637,117

		9,474,494

Pipelines — 0.1%
Williams Cos., Inc. (The)	1,320	64,733

		64,733

Real Estate Investment Trusts — 6.4%
American Tower Corp.	1,300	128,882
Apartment Investment & Management Co., Class A	5,540	208,747
Crown Castle International Corp.	1,200	103,572
Equity Residential	5,000	385,150
General Growth Properties, Inc.	20,040	581,360
HCP, Inc.	1,340	56,762
Health Care REIT, Inc.	10,470	807,342
Public Storage	2,000	394,440
Simon Property Group, Inc.	5,380	1,024,137
Ventas, Inc.	10,470	779,701

		4,470,093

	Number
	of Shares	Value

Retail — 9.1%
Bed Bath & Beyond, Inc.*	1,050	$78,393
Coach, Inc.	1,060	46,163
Costco Wholesale Corp.	11,200	1,645,952
Dollar Tree, Inc.*	25,580	2,038,214
Macy’s, Inc.	4,740	302,033
McDonald’s Corp.	6,500	642,850
Wal-Mart Stores, Inc.	19,020	1,596,349

		6,349,954

Semiconductors — 2.0%
Intel Corp.	42,830	1,424,097

		1,424,097

Software — 3.5%
Fidelity National Information Services, Inc.	1,420	95,978
Intuit, Inc.	12,560	1,226,233
Microsoft Corp.	26,160	1,147,116

		2,469,327

Telecommunications — 5.4%
AT&T, Inc.	43,990	1,520,294
Cisco Systems, Inc.	19,360	571,314
Motorola Solutions, Inc.	890	60,467
Verizon Communications, Inc.	32,830	1,623,444

		3,775,519

Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	6,960	517,128
United Parcel Service, Inc., Class B	2,750	279,757

		796,885

TOTAL COMMON STOCKS (Cost $59,075,156)		68,479,659

TOTAL INVESTMENTS - 98.0% (Cost $59,075,156)		68,479,659

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		1,403,921

NET ASSETS - 100.0%		$69,883,580

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

7

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

ASSETS
Investments, at value (Cost $59,075,156)	$68,479,659
Cash	1,246,378
Receivables for:
Investments sold	23,273
Capital shares sold	27,120
Dividends	143,272
Prepaid expenses and other assets	34,465

Total assets	69,954,167

LIABILITIES
Payables for:
Capital shares redeemed	17,376
Advisory fees	22,433
Audit fees	12,924
Administration and accounting services fees	8,744
Directors’ and officers’ fees	1,120
Other accrued expenses and liabilities	7,990

Total liabilities	70,587

Net Assets	$69,883,580

NET ASSETS CONSISTS OF
Par value	$4,902
Paid-in capital	59,397,388
Undistributed net investment income	206,801
Accumulated net realized gain from investments	869,986
Net unrealized appreciation on investments	9,404,503

Net Assets	$69,883,580

I SHARES:
Net Assets applicable to Class I Shares	$69,883,580

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	4,902,172

Net asset value, offering and redemption price per share	$14.26

The accompanying notes are an integral part of the financial statements.

8

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statement of Operations

For the Six Months Ended February 28, 2015

(Unaudited)

INVESTMENT INCOME
Dividends and interest	$827,820

Total investment income	827,820

EXPENSES
Advisory fees (Note 2)	225,147
Administration and accounting services fees (Note 2)	44,463
Transfer agent fees (Note 2)	34,328
Registration and filing fees	16,930
Custodian fees (Note 2)	13,184
Audit fees	13,137
Printing and shareholder reporting fees	9,577
Legal fees	7,050
Directors’ and officers’ fees	5,930
Other expenses	12,257

Total expenses before waivers and reimbursements	382,003
Less: waivers and reimbursements (Note 2)	(66,797)

Net expenses after waivers and reimbursements	315,206

Net investment income	512,614

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from:
Investments	949,528
Net change in unrealized appreciation on:
Investments	3,827,661

Net realized and unrealized gain from investments	4,777,189

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,289,803

The accompanying notes are an integral part of the financial statements.

9

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$512,614	$571,518
Net realized gain from investments	949,528	2,064,024
Net change in unrealized appreciation on investments	3,827,661	4,691,346

Net increase in net assets resulting from operations	5,289,803	7,326,888

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Class I Shares
Net investment income	(764,753)	(250,235)
Net realized gains	(1,984,239)	(668,385)

Net decrease in net assets from dividends and distributions to shareholders	(2,748,992)	(918,620)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares sold	10,371,893	33,583,169
Reinvestment of distributions	2,688,722	918,422
Shares redeemed	(5,984,915)	(6,284,602)
Redemption fees	782	2,994

Net increase in net assets from capital share transactions	7,076,482	28,219,983

Total increase in net assets	9,617,293	34,628,251

NET ASSETS
Beginning of period	60,266,287	25,638,036

End of period	$69,883,580	$60,266,287

Undistributed net investment income, end of period	$206,801	$458,940

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Shares sold	739,041	2,641,785
Shares reinvested	198,723	74,608
Shares redeemed	(428,866)	(486,015)

Net increase in shares	508,898	2,230,378

The accompanying notes are an integral part of the financial statements.

10

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the representative periods. This information has been derived from information provided in the financial statements.

	For the
	Six Months Ended		For the	For the	For the Period
	February 28, 2015		Year Ended	Year Ended	February 29, 2012 to
	(Unaudited)		August 31, 2014	August 31, 2013	August 31, 2012(1)
Per Share Operating Performance
Net asset value, beginning of period	$13.72		$11.85	$10.18	$10.00

Net investment income(2)	0.11		0.16	0.15	0.08
Net realized and unrealized gain from investments(3)	1.02		2.01	1.64	0.10

Net increase in net assets resulting from operations	1.13		2.17	1.79	0.18

Dividends and distributions to shareholders from:
Net investment income	(0.16)		(0.08)	(0.05)	—
Net realized gains	(0.43)		(0.22)	(0.07)	—

Total dividends and distributions to shareholders	(0.59)		(0.30)	(0.12)	—

Net asset value, end of period	$14.26		$13.72	$11.85	$10.18

Total investment return(4)	8.47	%(5)	18.57%	17.78%	1.80	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,884		$60,266	$25,638	$3,602
Ratio of expenses to average net assets with waivers and reimbursements	0.98	%(6)	0.98%	0.98%	0.98	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.19	%(6)	1.35%	2.74%	20.03	%(6)
Ratio of net investment income to average net assets	1.59	%(6)	1.25%	1.34%	1.64	%(6)
Portfolio turnover rate	15	%(5)	110%	81%	95	%(5)

(1)	The Fund commenced investment operations on February 29, 2012.
(2)	The selected per share data was calculated based on average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

11

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements

February 28, 2015

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and, a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-two active investment portfolios, including the Summit Global Investments U.S. Low Volatility Equity Fund (the “Fund”), which commenced investment operations on February 29, 2012. As of February 28, 2015, the Fund offers three classes of shares, Class A Shares, Retail Shares and Class I Shares. As of February 28, 2015, Class A Shares and Retail Shares have not been issued.

RBB has authorized capital of one hundred billion shares of common stock of which 82.373 billion shares are currently classified into one hundred and fifty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Portfolio Valuation – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
	Total Value at	Level 1	Significant	Significant
	February 28,	Quoted	Observable	Unobservable
	2015	Price	Inputs	Inputs
Investments in Securities*	$68,479,659	$68,479,659	$ —	$ —

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s policy is to allocate investment income, expenses and unrealized and realized gains and losses among classes on a daily basis, when applicable. Expenses incurred on behalf of a specific class, fund or fund

13

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Redemption Fees — The Fund retains a redemption fee of 1.50% on redemptions of Fund shares held less than 60 days. The fees are reflected on the Statements of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC (“Summit” or the “Adviser”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly advisory fee from the Fund calculated at an annual rate of 0.70% of the Fund’s average daily net assets.

Summit has contractually agreed to waive its advisory fees and/or reimburse expenses, to the extent that total annual operating expenses (excluding certain items discussed below) exceed 1.23% of the average daily net assets for Class A Shares and Retail Shares and 0.98% of the average daily net assets for Class I Shares. In determining Summit’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual operating expenses to exceed 1.23% or 0.98%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2015 and may not be terminated before December 31, 2015 without approval by the Company’s Board of Directors. If at any time during the three years from January 1, 2014 through December 31, 2016 in which the advisory agreement is in effect, the Fund’s total annual Fund operating expenses for that year are less than 1.23% of the average daily net assets attributable to the Fund’s Class A Shares or Retail Shares or less than 0.98% of the average daily net assets attributable to the Fund’s Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund during such three-year period. For the six months ended February

14

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

February 28, 2015

(Unaudited)

28, 2015, advisory fees accrued were $225,147, of which $66,797 were waived by the Adviser. As of February 28, 2015, the amounts available for recoupment were $215,828, $106,429 and $66,797 expiring in 2015, 2016 and 2018, respectively.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing these transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Fund during the six months ended February 28, 2015 was $4,548. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

4. Investment in Securities

For the six months ended February 28, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$15,699,763	$9,719,070

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

15

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Concluded)

February 28, 2015

(Unaudited)

As of February 28, 2015, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$59,075,156

Gross unrealized appreciation	$9,925,950
Gross unrealized depreciation	(521,447)

Net unrealized appreciation	$9,404,503

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Net Unrealized
Ordinary Income	Long-Term Gains	Appreciation
$1,652,595	$757,020	$5,530,864

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the year ended August 31, 2014 was as follows:

Ordinary	Long-Term
Income	Gains	Total
$834,929	$83,691	$918,620

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2014, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund though the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent six-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

17

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Investment Adviser

Summit Global Investments, LLC

620 South Main Street

Bountiful, UT 84010

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Legal Counsel

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

SUM-SAR15

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The RBB Fund, Inc.

By (Signature and Title)* /s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date 05/01/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date 05/01/15

By (Signature and Title)* /s/ Joel Weiss
Joel Weiss, Treasurer
(principal financial officer)

Date 05/01/15

*	Print the name and title of each signing officer under his or her signature.